1933 Act File No. 033-58846

1940 Act File No. 811-07538

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 54	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 54	☒

LORD ABBETT SECURITIES TRUST

Exact Name of Registrant as Specified in Charter

90 Hudson Street, Jersey City, New Jersey  07302-3973
Address of Principal Executive Office

Registrant’s Telephone Number (800) 201.6984

Christina T. Simmons, Vice President & Assistant Secretary
90 Hudson Street Jersey City, New Jersey 07302
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐                        immediately upon filing pursuant to paragraph (b)

☒                      on September 14, 2007 pursuant to paragraph (b)

☐                        60 days after filing pursuant to paragraph (a) (1)

☐                        on                   pursuant to paragraph (a) (1)

☐                        75 days after filing pursuant to paragraph (a) (2)

☐                        on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐                        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lord Abbett

All Value Fund
International Core Equity Fund
International Opportunities Fund
Large Cap Value Fund
Value Opportunities Fund

PROSPECTUS

SEPTEMBER 14, 2007

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

THE FUNDS

INFORMATION ABOUT THE GOAL, PRINCIPAL STRATEGY, MAIN RISKS, PERFORMANCE, FEES AND EXPENSES	All Value Fund	2

	International Core Equity Fund	9

	International Opportunities Fund	18

	Large Cap Value Fund	26

	Value Opportunities Fund	34

	Additional Investment Information	41

	Management	47

YOUR INVESTMENT

INFORMATION FOR MANAGING YOUR FUND ACCOUNT	Choosing a Share Class	51

	Sales Charges	56

	Retirement and Benefit Plan Investors	63

	Fee-Based Program Investors	65

	Other Information About Retirement and Benefit Plans and Fee-Based Programs	66

	Financial Intermediary Compensation	68

	Purchases	75

	Exchanges	76

	Redemptions	76

	Distributions and Taxes	79

	Automatic Services for Fund Investors	81

	Other Services for Fund Investors	82

	Other Information for Fund Investors	82

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS	All Value Fund	90

	International Core Equity Fund	94

	International Opportunities Fund	98

	Large Cap Value Fund	102

	Value Opportunities Fund	106

ADDITIONAL INFORMATION

HOW TO LEARN MORE ABOUT THE FUNDS AND OTHER LORD ABBETT FUNDS	Back Cover

THE FUNDS

ALL VALUE FUND

GOAL

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

PRINCIPAL STRATEGY

To pursue this goal, the Fund primarily purchases equity securities of U.S. and multinational companies that we believe are undervalued in all market capitalization ranges. Under normal circumstances, the Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies included in the Russell 1000® Index, a widely-used benchmark for large-cap stock performance. As of June 30, 2007 the market capitalization range of the Russell 1000® Index was $1.5 billion to $472.5 billion. This range varies daily. The Fund will invest the remainder of its assets in mid-sized and small company securities. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

In selecting investments, the Fund attempts to invest in securities selling at reasonable prices in relation to our assessment of their potential value. While there is the risk that an investment may never reach what we think is its full value, or may go down in value, our emphasis on large, seasoned company value stocks may limit the Fund's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small-company stocks. Although smaller companies may present greater risks than larger companies as outlined below, they also may present higher potential for attractive long-term returns.

We, the Fund, or All Value Fund refers to the Lord Abbett All Value Fund, a portfolio or series of Lord Abbett Securities Trust (the "Trust").
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.
Multinational companies are those companies that conduct their business operations and activities in more than one country.
Large companies are established companies that are considered "known quantities." Large companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.
Value stocks are stocks of companies that we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

THE FUNDS

ALL VALUE FUND

We generally sell a stock when we think it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached our valuation target.

MAIN RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Certain investments may never reach what we think is their full value or may go down in value.

Investments in mid-sized or small-company stocks generally involve greater risks than investments in large-company stocks. Mid-sized or small companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. Mid-sized or small-company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. In addition, there may be less liquidity in mid-sized or small-company stocks, subjecting them to greater price fluctuations than larger company stocks.

Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

THE FUNDS

ALL VALUE FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class F, R2, and R3 shares since these classes have not completed a full calendar year of operations.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 4th Q '98 +18.7%  Worst Quarter 3rd Q '02 -14.5%

The returns shown above are for Class A. Before 2007, the Fund showed returns of Class C, because Class C shares had been outstanding for a longer period. Now that Class A shares have been outstanding for 10 years, the Fund is showing returns for Class A, because Class A accounts for a majority of the Fund's assets. Because Class A shares have a lower expense ratio than Class C, Class A returns are higher than Class C returns.

The total return of the Fund's Class A shares for the six-month period from January 1, 2007 to June 30, 2007 was 8.10%.

SYMBOLS:
CLASS A	LDFVX
CLASS B	GILBX
CLASS C	GILAX
CLASS F	TBA
CLASS P	LAVPX
CLASS R2	TBA
CLASS R3	TBA

THE FUNDS

ALL VALUE FUND

The table below shows how the average annual total returns of the Fund's Class A, B, C, and P shares compare to those of two broad-based securities market indices. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, C, and P* shares are not shown in the table and will vary from those shown for Class A shares.

*As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans and Fee-Based Programs (as defined below). See "Retirement and Benefit Plan Investors" and "Fee-Based Program Investors" for more information.

THE FUNDS

ALL VALUE FUND

Average Annual Total Returns

(for periods ended December 31, 2006)

	1 Year	5 Years	10 Years	Life of Fund(1)
Class
Class A Shares Before Taxes	7.10%	8.08%	10.60%	–
Class A Shares After Taxes on Distributions†	5.41%	7.25%	9.15%	–
Class A Shares After Taxes on Distributions and Sales of Fund Shares†	5.87%	6.75%	8.67%	–
Class B Shares	8.86%	8.54%	–	9.79%
Class C Shares	12.93%	8.72%	10.54%	–
Class F Shares(2)	–	–	–	–
Class P Shares	13.58%	9.27%	–	8.21%
Class R2 Shares(2)	–	–	–	–
Class R3 Shares(2)	–	–	–	–
Index
Russell 3000® Value Index(3) (reflects no deduction for fees, expenses, or taxes)	22.34%	11.20%	11.11%	10.24%(4) 9.85%(5)
S&P 500/Citigroup Value Index(3) (reflects no deduction for fees, expenses or taxes)	20.80%	9.06%	9.28%	8.40%(4) 7.26%(5)

  †  The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent that it can be used to offset other gains) may result in a higher return.

  (1)  The dates these classes were first offered to the public are: Class B - 6/5/97; and Class P - 8/15/01.

  (2)  Class F, R2, and R3 shares have not completed a full calendar year of operations. Consequently, there are no returns to report for these share classes.

  (3)  The performance of the unmanaged indices is not necessarily representative of the Fund's performance.

  (4)  Represents total return for the period 6/5/97 - 12/31/06, to correspond with Class B period shown.

  (5)  Represents total return for the period 8/15/01 - 12/31/06, to correspond with Class P period shown.

THE FUNDS

ALL VALUE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A	B(1)	C	F	P	R2	R3
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	5.75%(2)	None	None	None	None	None	None
Maximum Deferred Sales Charge (See "Sales Charges") (3)	None(4)	5.00%	1.00%(5)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management") (6)	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees(7)	0.35%	1.00%	1.00%	0.10%	0.45%	0.60%	0.50%
Other Expenses(8)(9)	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Total Operating Expenses(9)	1.11%	1.76%	1.76%	0.86%	1.21%	1.36%	1.26%

  (1)  Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

  (2)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charges – Class A Share Front-End Sales Charges" for more information.

  (3)  The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value ("NAV") at the time of the redemption or the NAV when the shares were originally purchased.

  (4)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (5)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

  (6)  "Management Fees" are payable to Lord Abbett for the Fund's investment management.

  (7)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (8)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (9)  The amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.

THE FUNDS

ALL VALUE FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' Prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$682	$908	$1,151	$1,849
Class B Shares	$679	$854	$1,154	$1,902
Class C Shares	$279	$554	$954	$2,073
Class F Shares	$88	$274	$477	$1,061
Class P Shares	$123	$384	$665	$1,466
Class R2 Shares	$138	$431	$745	$1,635
Class R3 Shares	$128	$400	$692	$1,523

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$682	$908	$1,151	$1,849
Class B Shares	$179	$554	$954	$1,902
Class C Shares	$179	$554	$954	$2,073
Class F Shares	$88	$274	$477	$1,061
Class P Shares	$123	$384	$665	$1,466
Class R2 Shares	$138	$431	$745	$1,635
Class R3 Shares	$128	$400	$692	$1,523

THE FUNDS

INTERNATIONAL CORE EQUITY FUND

GOAL

The Fund's investment objective is to seek long-term capital appreciation.

PRINCIPAL STRATEGY

To pursue its goal, the Fund primarily invests in a diversified portfolio of equity securities of large foreign companies that we believe are undervalued. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world and will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large companies. A large company is defined as a company included among the largest 80% of companies in terms of market capitalization in each country represented in the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"), a widely used benchmark for international stock performance. As of June 21, 2007, the market capitalization range of the MSCI EAFE® Index was $699 million to $225.4 billion. This range varies daily. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Fund's valuation-based investment approach seeks to highlight companies whose market prices are at the greatest discount to their economic values taking into account our perception of the investment risks. The Fund attempts to take advantage of the short-term fluctuation of stock prices around the long-term measure of economic value, generally investing in opportunities that are at a significant discount to this measure. The Fund uses a bottom-up investment research approach to identify companies we believe to be attractive, long-term investment opportunities. The approach incorporates the following:

•  A fundamental analysis of both companies and industries. This analysis attempts to determine the relative economic value of a business and support an assessment of the inherent investment risks.

We, the Fund, or International Core Equity Fund refers to the Lord Abbett International Core Equity Fund, a portfolio or series of the Trust.
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.
Economic value or intrinsic value is the amount that an informed buyer would pay to own the entire business today. It is based on an assessment of the net assets of a company and the estimated future cash flows those assets will create in relation to the apparent business risk being taken.
A bottom-up investment research approach is based on in-depth analysis of a company's financial statements, business strategy, management competence and overall industry trends, among other factors. Companies might be identified from investment research analysis or personal knowledge of their products and services.

THE FUNDS

INTERNATIONAL CORE EQUITY FUND

•  An emphasis on absolute value and cross-border industry comparison.

•  An analysis of industry, sector and economic trends. We seek to optimize various investment strategies across sectors and regions and control overall portfolio risk characteristics.

•  Use of various quantitative models and screening tools to provide support for the construction of the portfolio.

Generally, we sell stocks in the following circumstances. Sales may occur when we think a stock has exceeded its estimated long-term economic value, or when we believe we have found a superior alternative investment opportunity. We may sell a stock when there has been a change in the fundamental company, industry or country factors that supported the original investment. In addition, we may sell an investment when a company's management has deviated from its financial plan or corporate strategy, or in order to control various industry, sector or country risk exposure levels.

The Fund may, but is not required to, use derivatives, for risk management purposes or as part of the Fund's investment strategies. Examples of derivatives include options, futures, forward contracts (including forward foreign currency contracts) and swap transactions (including, but not limited to, interest rate and credit default swaps), as well as options on these types of transactions. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments or to obtain exposure to certain markets or individual stocks. In connection with its derivative transactions, the Fund will be required to segregate permissible liquid assets, or engage in other measures to "cover" the Fund's obligations relating to such transactions.

MAIN RISKS

The main risks of the Fund include the risks of investing in equity markets in foreign countries, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Equity Investments. The Fund is subject to the general risks and considerations associated with equity investing. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize the intrinsic value of particular stocks for a long time. In addition, if the Fund's assessment of a company's value or market

Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate or index.

THE FUNDS

INTERNATIONAL CORE EQUITY FUND

conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Certain investments may never reach what we think is their full value or may go down in value.

Foreign Investments. Foreign securities in which the Fund primarily invests generally pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability that could affect investments in those countries.

Investing in foreign companies generally involves some degree of information risk. That means that key information about an issuer, security or market may be inaccurate or unavailable.

Derivatives. The risks associated with derivatives may be different and greater than the risks associated with directly investing in securities and other instruments. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivatives may not correlate perfectly with the value of the underlying asset, rate, or index. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms. Whether the Fund's use of derivatives is successful will depend on, among other things, Lord Abbett's ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund's performance could suffer. See also "Additional Investment Information" for further information concerning foreign currency-related transactions, futures contracts and related options, listed options on securities and swaps and similar transactions.

Liquidity. The Fund may be exposed to liquidity risk from its investments in foreign securities, derivatives, or securities with substantial market or credit risk, since these investments may be difficult to buy or sell. Illiquid securities may lower the Fund's returns since the Fund may be unable to sell these securities at its desired time or price.

THE FUNDS

INTERNATIONAL CORE EQUITY FUND

Leverage. Certain of the Fund's derivative transactions may give rise to leverage risk. Leverage, including borrowing for investment purposes, may increase volatility in the Fund by magnifying the effect of changes in the value of the Fund's holdings. The use of leverage may cause investors in the Fund to lose more money in adverse environments than would have been the case in the absence of leverage. The Fund may be required to segregate permissible liquid assets to "cover" its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its segregation requirements. There is no assurance that the Fund will be able to employ leverage successfully.

General. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

THE FUNDS

INTERNATIONAL CORE EQUITY FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class F, R2, and R3 shares since these classes have not completed a full calendar year of operations.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 4th Q '04 +14.9%  Worst Quarter 2nd Q '06 -2.5%

The total return of the Fund's Class A shares for the six-month period from January 1, 2007 to June 30, 2007 was 11.90%.

SYMBOLS:
CLASS A	LICAX
CLASS B	LICBX
CLASS C	LICCX
CLASS F	TBA
CLASS P	LICPX
CLASS R2	TBA
CLASS R3	TBA

THE FUNDS

INTERNATIONAL CORE EQUITY FUND

The table below shows how the average annual total returns of the Fund's Class A, B, C, and P shares compare to those of the MSCI EAFE® Index. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax-situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, C, and P* shares are not shown in the table and will vary from those shown for Class A Shares.

*As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans and Fee-Based Programs (as defined below). See "Retirement and Benefit Plan Investors" and "Fee-Based Program Investors" for more information.

THE FUNDS

INTERNATIONAL CORE EQUITY FUND

Average Annual Total Returns

(for periods ended December 31, 2006)

	1 Year	Life of Fund(1)
Class
Class A Shares Return Before Taxes	16.62%	15.94%
Return After Taxes on Distributions	14.62%	14.91%
Return After Taxes on Distributions and Sales of Fund Shares	11.27%	13.28%
Class B Shares	18.85%	16.78%
Class C Shares	22.85%	17.51%
Class F Shares(2)	–	–
Class P Shares	23.50%	18.13%
Class R2 Shares(2)	–	–
Class R3 Shares(2)	–	–
Index
MSCI EAFE® Index ("With Gross Dividends") (3)(4) (reflects no deduction for fees, expenses or taxes)	26.86%	20.41%
MSCI EAFE® Index ("With Net Dividends") (3)(4) (reflects no deductions for fees or expenses, but reflects deduction of withholding taxes)	26.34%	19.93%

  (1)  The SEC declared Class A, B, C, and P shares effective on 12/31/03.

  (2)  Class F, R2, and R3 shares have not completed a full calendar year of operations. Consequently, there are no returns to report for these share classes.

  (3)  The performance of each unmanaged index is not necessarily representative of the Fund's performance.

  (4)  The MSCI EAFE® Index ("With Gross Dividends") assumes reinvestment of all dividends and distributions. The MSCI EAFE® Index ("With Net Dividends") reflects a reduction in dividends after taking into account the withholding of taxes by certain foreign countries represented in the MSCI EAFE® Index.

THE FUNDS

INTERNATIONAL CORE EQUITY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A	B(1)	C	F	P	R2	R3
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	5.75%(2)	None	None	None	None	None	None
Maximum Deferred Sales Charge (See "Sales Charges") (3)	None(4)	5.00%	1.00%(5)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management") (6)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees(7)	0.35%	1.00%	1.00%	0.10%	0.45%	0.60%	0.50%
Other Expenses(8)(9)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Total Operating Expenses(9)	1.40%	2.05%	2.05%	1.15%	1.50%	1.65%	1.55%

  (1)  Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

  (2)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charges – Class A Share Front-End Sales Charges" for more information.

  (3)  The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value ("NAV") at the time of the redemption or the NAV when the shares were originally purchased.

  (4)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (5)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

  (6)  "Management Fees" are payable to Lord Abbett for the Fund's investment management.

  (7)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (8)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (9)  The amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.

THE FUNDS

INTERNATIONAL CORE EQUITY FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' Prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	$708	$943	$1,303	$2,213
Class C Shares	$308	$643	$1,103	$2,379
Class F Shares	$117	$365	$633	$1,398
Class P Shares	$153	$474	$818	$1,791
Class R2 Shares	$168	$520	$897	$1,955
Class R3 Shares	$158	$490	$845	$1,845

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	$208	$643	$1,103	$2,213
Class C Shares	$208	$643	$1,103	$2,379
Class F Shares	$117	$365	$633	$1,398
Class P Shares	$153	$474	$818	$1,791
Class R2 Shares	$168	$520	$897	$1,955
Class R3 Shares	$158	$490	$845	$1,845

THE FUNDS

INTERNATIONAL OPPORTUNITIES FUND

GOAL

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL STRATEGY

To pursue this goal, the Fund primarily invests in stocks of companies principally based outside the United States. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world. The Fund normally intends to invest at least 65% of its net assets in equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase of less than $5 billion. This market capitalization threshold may vary in response to changes in the markets. The Fund may invest its remaining assets in equity securities of larger companies. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Fund may, but is not required to, use derivatives, for risk management purposes or as part of the Fund's investment strategies. Examples of derivatives include options, futures, forward contracts (including forward foreign currency contracts) and swap transactions (including, but not limited to, interest rate and credit default swaps), as well as options on these types of transactions. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments or to obtain exposure to certain markets or individual stocks. In connection with its derivative transactions, the Fund will be required to segregate permissible liquid assets, or engage in other measures to "cover" the Fund's obligations relating to such transactions.

In selecting investments for the Fund, we look for:

•  developing global trends to identify industries that will produce above-trend sales growth,

•  companies we see as having the best potential for sales and profit growth, and

•  companies whose shares are attractively valued.

We, the Fund, or International Opportunities Fund refers to the Lord Abbett International Opportunities Fund, a portfolio or series of the Trust.
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.
Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate or index.

THE FUNDS

INTERNATIONAL OPPORTUNITIES FUND

MAIN RISKS

The main risks of the Fund include the risks of investing in equity markets in foreign countries, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Equity Investments. The Fund is subject to the general risks and considerations associated with equity investing. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Although some of the companies in which the Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations. In addition, the Fund is subject to the risks of investing in foreign securities and in the securities of small companies.

Investing in small companies generally involves greater risks than investing in the stocks of large companies. Small companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. Small-company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. In addition, there may be less liquidity in small-company stocks, subjecting them to greater price fluctuations than larger company stocks.

Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability that could affect investments in those countries.

Investing in foreign companies generally involves some degree of information risk. That means that key information about an issuer, security or market may be inaccurate or unavailable.

THE FUNDS

INTERNATIONAL OPPORTUNITIES FUND

Derivatives. The risks associated with derivatives may be different and greater than the risks associated with directly investing in securities and other instruments. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivatives may not correlate perfectly with the value of the underlying asset, rate, or index. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms. Whether the Fund's use of derivatives is successful will depend on, among other things, Lord Abbett's ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund's performance could suffer. See also "Additional Investment Information" for further information concerning foreign currency-related transactions, futures contracts and related options, listed options on securities and swaps and similar transactions.

Liquidity. The Fund may be exposed to liquidity risk from its investments in foreign securities, derivatives, or securities with substantial market or credit risk, since these investments may be difficult to buy or sell. Illiquid securities may lower the Fund's returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage. Certain of the Fund's derivative transactions may give rise to leverage risk. Leverage, including borrowing, may increase volatility in the Fund by magnifying the effect of changes in the value of the Fund's holdings. The use of leverage may cause investors in the Fund to lose more money in adverse environments than would have been the case in the absence of leverage. The Fund may be required to segregate permissible liquid assets to "cover" its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its segregation requirements. There is no assurance that the Fund will be able to employ leverage successfully.

General. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

THE FUNDS

INTERNATIONAL OPPORTUNITIES FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class F, R2, and R3 shares since these classes have not completed a full calendar year of operations.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 1st Q '98 +23.7%  Worst Quarter 4th Q '00 -23.3%

The total return of the Fund's Class A shares for the six-month period from January 1, 2007 to June 30, 2007 was 12.36%.

SYMBOLS:
CLASS A	LAIEX
CLASS B	LINBX
CLASS C	LINCX
CLASS F	TBA
CLASS P	LINPX
CLASS R2	TBA
CLASS R3	TBA

THE FUNDS

INTERNATIONAL OPPORTUNITIES FUND

The table below shows how the average annual total returns of the Fund's Class A, B, C, and P shares compare to those of a broad-based securities market index. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, C, and P* shares are not shown in the table and will vary from those shown for Class A shares.

*As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans and Fee-Based Programs (as defined below). See "Retirement and Benefit Plan Investors" and "Fee-Based Program Investors" for more information.

THE FUNDS

INTERNATIONAL OPPORTUNITIES FUND

Average Annual Total Returns

(for periods ended December 31, 2006)

	1 Year	5 Years	10 Years	Life of Fund(1)
Class
Class A Shares Before Taxes	21.27%	15.43%	6.59%	–
Return After Taxes on Distributions	21.23%	15.20%	6.16%	–
Return After Taxes on Distributions and Sale of Fund Shares	13.82%	13.42%	5.50%	–
Class B Shares	23.88%	15.85%	–	5.93%
Class C Shares	27.86%	16.22%	–	5.98%
Class F Shares(2)	–	–	–
Class P Shares	28.61%	16.83%	–	5.23%
Class R2 Shares(2)	–	–	–
Class R3 Shares(2)	–	–	–
Index
S&P/Citigroup Extended Market World ex-U.S. Index(5) (reflects no deduction for fees, expenses, or taxes)	29.42%	23.73%	10.65%	10.80%(3) 13.50%(4)

  (1)  The date these classes were first offered to the public are: Class B - 6/2/97; Class C - 6/2/97; and Class P - 3/9/99.

  (2)  Class F, R2, and R3 shares have not completed a full calendar year of operations. Consequently, there are no returns to report for these share classes.

  (3)  Represents total return for the period 5/31/97 - 12/31/06, to correspond with Class B and Class C periods shown.

  (4)  Represents total return for the period 3/31/99 - 12/31/06, to correspond with Class P period shown.

  (5)  The performance of the unmanaged index is not necessarily representative of the Fund's performance.

THE FUNDS

INTERNATIONAL OPPORTUNITIES FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A	B(1)	C	F	P	R2	R3
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	5.75%(2)	None	None	None	None	None	None
Maximum Deferred Sales Charge (See "Sales Charges") (3)	None(4)	5.00%	1.00%(5)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management") (6)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees(7)	0.35%	1.00%	1.00%	0.10%	0.45%	0.60%	0.50%
Other Expenses(8)(9)	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Total Operating Expenses(9)	1.52%	2.17%	2.17%	1.27%	1.62%	1.77%	1.67%

  (1)  Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

  (2)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charges – Class A Share Front-End Sales Charges" for more information.

  (3)  The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value ("NAV") at the time of the redemption or the NAV when the shares were originally purchased.

  (4)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (5)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

  (6)  "Management Fees" are payable to Lord Abbett for the Fund's investment management.

  (7)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (8)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (9)  These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.

THE FUNDS

INTERNATIONAL OPPORTUNITIES FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' Prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$721	$1,028	$1,356	$2,283
Class B Shares	$720	$979	$1,364	$2,339
Class C Shares	$320	$679	$1,164	$2,503
Class F Shares	$129	$403	$697	$1,534
Class P Shares	$165	$511	$881	$1,922
Class R2 Shares	$180	$557	$959	$2,084
Class R3 Shares	$170	$526	$907	$1,976

You would have paid the following expenses if you did not redeem your shares.

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$721	$1,028	$1,356	$2,283
Class B Shares	$220	$679	$1,164	$2,339
Class C Shares	$220	$679	$1,164	$2,503
Class F Shares	$129	$403	$697	$1,534
Class P Shares	$165	$511	$881	$1,922
Class R2 Shares	$180	$557	$959	$2,084
Class R3 Shares	$170	$526	$907	$1,976

THE FUNDS

LARGE CAP VALUE FUND

GOAL

The Fund's investment objective is to seek a high level of total return.

PRINCIPAL STRATEGY

To pursue this goal, the Fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large companies. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies included in the Russell 1000® Index, a widely-used benchmark for large-cap stock performance. As of June 30, 2007, the market capitalization range of the Russell 1000® Index was $1.5 billion to $472.5 billion. This range varies daily. The equity securities the Fund may invest in include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Fund is generally designed for tax-exempt or tax-deferred investors such as retirement and benefit plans, 401(k) plans and individual retirement accounts ("IRAs"). Possible tax consequences and the likelihood of dividend income will not be important considerations in choosing or holding the Fund's individual portfolio investments.

In selecting investments, the Fund attempts to invest in securities selling at reasonable prices in relation to our assessment of their potential value. We believe that a high level of total return (current income and capital appreciation) may be derived from an actively managed, diversified portfolio of such investments. We

We, the Fund, or Large Cap Value Fund refers to the Lord Abbett Large-Cap Value Fund, a portfolio or series of the Trust.
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.
Large companies are established companies that are considered "known quantities." Large companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.
Seasoned companies are usually established companies whose securities have gained a reputation for quality with the investing public and enjoy liquidity in the market.
Multinational companies are those companies that conduct their business operations and activities in more than one country.

THE FUNDS

LARGE CAP VALUE FUND

use a continuous and dynamic investment process in building the portfolio for the Fund. The process involves several elements that interact on an ongoing basis:

•  We use quantitative research to assist in our valuation analysis to identify stocks we believe represent attractive valuations.

•  We use fundamental research to learn about a company's operating environment, resources and strategic plans and to assess its prospects for exceeding earnings expectations. We try to identify companies we believe have the strongest fundamentals relative to valuations.

•  We look for positive factors in a company's near-term outlook that we believe are likely to improve the value of the company's stock price. Among the factors that could be considered are new, improved or unique products or services, changes in the company's management, a business strategy not yet recognized by the marketplace or similar conditions.

•  Once the Fund's portfolio is constructed we seek to maintain ongoing awareness of its principal emphasis and themes, with respect to the recognized value benchmarks and the effects of our strategic decisions.

While certain investments may never reach what we think is their full value, or may go down in value, our emphasis on large, seasoned company value stocks is designed to limit the Fund's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and are less volatile than the stocks of smaller companies.

We generally sell a stock when we think it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached our valuation target, or is no longer underpriced in our view.

Value stocks are stocks of companies that we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

THE FUNDS

LARGE CAP VALUE FUND

MAIN RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Certain investments may never reach what we think is their full value or may go down in value.

Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

THE FUNDS

LARGE CAP VALUE FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class F, R2, and R3 shares since these classes have not completed a full calendar year of operations.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 4th Q '04 +10.9%  Worst Quarter 1st Q '05 -2.6%

The total return of the Fund's Class A shares for the six-month period from January 1, 2007 to June 30, 2007 was 5.51%.

SYMBOLS:
CLASS A	LALAX
CLASS B	LLCBX
CLASS C	LLCCX
CLASS F	TBA
CLASS P	LALPX
CLASS R2	TBA
CLASS R3	TBA

THE FUNDS

LARGE CAP VALUE FUND

The table below shows how the average annual total returns of the Fund's Class A, B, C, and P shares compare to those of two broad-based securities market indices. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charge.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, C, and P* shares are not shown in the table and will vary from those shown for Class A shares.

*As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans and Fee-Based Programs (as defined below). See "Retirement and Benefit Plan Investors" and "Fee-Based Program Investors" for more information.

THE FUNDS

LARGE CAP VALUE FUND

Average Annual Total Returns

(for periods ended December 31, 2006)

	1 Year	Life of Fund(1)
Class
Class A Shares Return Before Taxes	10.89%	11.93%
Return After Taxes on Distributions	10.04%	11.17%
Return After Taxes on Distributions and Sale of Fund Shares	7.55%	9.98%
Class B Shares	12.86%	12.38%
Class C Shares	16.95%	13.06%
Class F Shares(2)	–	–
Class P Shares	17.55%	13.71%
Class R2 Shares(2)	–	–
Class R3 Shares(2)	–	–
Index
S&P 500/Citigroup Value Index(3) (reflects no deductions for fees, expenses, or taxes)	20.80%	17.05%
Russell 1000® Value Index(3) (reflects no deductions for fees, expenses, or taxes)	22.25%	17.83%

  (1)  The SEC declared the Class A, B, C, and P shares effective on 6/30/03.

  (2)  Class F, R2, and R3 shares have not completed a full calendar year of operations. Consequently, there are no returns to report of these share classes.

  (3)  The performance of the unmanaged indices is not necessarily representative of the Fund's performance.

THE FUNDS

LARGE CAP VALUE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A	B(1)	C	F	P	R2	R3
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	5.75%(2)	None	None	None	None	None	None
Maximum Deferred Sales Charge (See "Sales Charges") (3)	None(4)	5.00%	1.00%(5)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management") (6)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees(7)	0.35%	1.00%	1.00%	0.10%	0.45%	0.60%	0.50%
Other Expenses(8)(9)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Total Operating Expenses(9)	1.20%	1.85%	1.85%	0.95%	1.30%	1.45%	1.35%
Expense Reimbursement(10)	(0.25)%	(0.25)%	(0.25)%	(0.25)%	(0.25)%	(0.25)%	(0.25)%
Net Expenses(10)	0.95%	1.60%	1.60%	0.70%	1.05%	1.20%	1.10%

  (1)  Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

  (2)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charges – Class A Share Front-End Sales Charges" for more information.

  (3)  The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value ("NAV") at the time of the redemption or the NAV when the shares were originally purchased.

  (4)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (5)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

  (6)  "Management Fees" are payable to Lord Abbett for the Fund's investment management.

  (7)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (8)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (9)  These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.

  (10)  For the period November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain Net Expenses at an aggregate annualized rate of 0.95% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class B and C shares, 0.70% of average daily net assets for Class F shares, 1.05% of average daily net assets for Class P shares, 1.20% of average daily net assets for Class R2 shares, and 1.10% of average daily net assets for Class R3 shares.

THE FUNDS

LARGE CAP VALUE FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' Prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$666	$903	$1,166	$1,918
Class B Shares	$663	$849	$1,169	$1,971
Class C Shares	$263	$549	$969	$2,142
Class F Shares	$72	$269	$493	$1,135
Class P Shares	$107	$379	$681	$1,538
Class R2 Shares	$122	$425	$760	$1,706
Class R3 Shares	$112	$394	$707	$1,594

You would have paid the following expenses if you did not redeem your shares.

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$666	$903	$1,166	$1,918
Class B Shares	$163	$549	$969	$1,971
Class C Shares	$163	$549	$969	$2,142
Class F Shares	$72	$269	$493	$1,135
Class P Shares	$107	$379	$681	$1,538
Class R2 Shares	$122	$425	$760	$1,706
Class R3 Shares	$112	$394	$707	$1,594

THE FUNDS

VALUE OPPORTUNITIES FUND

GOAL

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL STRATEGY

To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-sized companies. Small and mid-sized companies are defined as companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2500® Index, a widely used benchmark for small and mid-sized stock performance. As of June 30, 2007, the market capitalization range of the Russell 2500® Index was $100 million to $8.5 billion. This range varies daily. The Fund may change this policy at any time. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments. Common stocks, the most familar type of equity security, represent an ownership interest in a company.

In selecting investments, the Fund attempts to invest in the securities of smaller, less well-known companies, and mid-sized companies, selling at reasonable prices in relation to our assessment of their potential value. The Fund chooses stocks using:

•  Quantitative research to identify stocks we believe represent the best bargains. As part of this process, we may look at the price of a company's stock in relation to the company's book value, its sales, the value of its assets, its earnings and cash flow.

•  Fundamental research to evaluate a company's operating environment, resources and strategic plans and to assess its prospects for exceeding earnings expectations.

We generally sell a stock when we think it is no longer undervalued, seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or falls short of our expectations.

This Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for attractive potential long-term returns.

We, the Fund, or Value Opportunities Fund refers to Lord Abbett Value Opportunities Fund, a portfolio or series of the Trust.
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

THE FUNDS

VALUE OPPORTUNITIES FUND

MAIN RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks and small and mid-sized company stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The stocks of small and mid-sized companies may perform differently than the market as a whole and other types of stocks, such as large company stocks and growth stocks.

The Fund has particular risks associated with value stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Investing in small and mid-sized companies generally involves greater risks than investing in the stocks of large companies. Small and mid-sized companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. Small and mid-sized company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. In addition, there may be less liquidity in the prices of small and mid-sized company stocks, subjecting them to greater price fluctuations than larger company stocks. Investing in small companies generally involves some degree of information risk. That means that key information about an issuer, security or market may be inaccurate or unavailable.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money in the Fund.

Value stocks are stocks of companies we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

THE FUNDS

VALUE OPPORTUNITIES FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class F, R2, and R3 shares since these classes have not completed a full calendar year of operations.

The bar chart shows the performance of the Fund's Class A shares for a calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 1st Q '06 +15.7%  Worst Quarter 3rd Q '06 +2.1%

The total return of the Fund's Class A shares for the six-month period from January 1, 2007 to June 30, 2007 was 13.93%.

SYMBOLS:
CLASS A	LVOAX
CLASS B	LVOBX
CLASS C	LVOCX
CLASS F	TBA
CLASS P	LVOPX
CLASS R2	TBA
CLASS R3	TBA

THE FUNDS

VALUE OPPORTUNITIES FUND

The table below shows how the average annual total returns of the Fund's Class A, B, C, and P shares compare to those of two broad-based securities market indices. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax-situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, C, and P* shares are not shown in the table and will vary from those shown for Class A Shares.

*As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans and Fee-Based Programs (as defined below). See "Retirement and Benefit Plan Investors" and "Fee-Based Program Investors" for more information.

THE FUNDS

VALUE OPPORTUNITIES FUND

Average Annual Total Returns

(for periods ended December 31, 2006)

	1 Year	Life of Fund(1)
Class
Class A Shares Return Before Taxes	21.49%	21.43%
Return After Taxes on Distributions	20.21%	20.15%
Return After Taxes on Distributions and Sales of Fund Shares	13.97%	17.48%
Class B Shares	24.27%	24.20%
Class C Shares	28.27%	28.19%
Class F Shares(2)	–	–
Class P Shares	28.85%	28.76%
Class R2 Shares(2)	–	–
Class R3 Shares(2)	–	–
Index
Russell 2500® Index(3) (reflects no deduction for fees, expenses or taxes)	16.16%	16.12%
Russell 2500® Value Index(3) (reflects no deduction for fees, expenses or taxes)	20.18%	20.12%

  (1)  The SEC declared the Class A, B, C, and P shares effective on 12/20/05. Performance for Class A, B, C, and P shares began on 12/30/05.

  (2)  Class F, R2, and R3 shares have not completed a full calendar year of operations. Consequently, there are no returns to report for these share classes.

  (3)  The performance of the unmanaged index is not necessarily representative of the Fund's performance.

THE FUNDS

VALUE OPPORTUNITIES FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A	B(1)	C	F	P	R2	R3
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	5.75%(2)	None	None	None	None	None	None
Maximum Deferred Sales Charge (See "Sales Charges") (3)	None(4)	5.00%	1.00%(5)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management") (6)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees(7)	0.35%	1.00%	1.00%	0.10%	0.45%	0.60%	0.50%
Other Expenses(8)(9)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Total Operating Expenses(9)	1.40%	2.05%	2.05%	1.15%	1.50%	1.65%	1.55%
Expense Reimbursement(10)	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%
Net Expenses(10)	1.30%	1.95%	1.95%	1.05%	1.40%	1.55%	1.45%

  `(1)  Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

  (2)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charges – Class A Share Front-End Sales Charges" for more information.

  (3)  The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value ("NAV") at the time of the redemption or the NAV when the shares were originally purchased.

  (4)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (5)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

  (6)  "Management Fees" are payable to Lord Abbett for the Fund's investment management.

  (7)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (8)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (9)  These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.

  (10)  For the period November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain Net Expenses at an aggregate annualized rate of 1.30% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class B and C shares, 1.05% of average daily net assets for Class F shares, 1.40% of average daily net assets for Class P shares, 1.55% of average daily net assets for Class R2 shares, and 1.45% of average daily net assets for Class R3 shares.

THE FUNDS

VALUE OPPORTUNITIES FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' Prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$700	$980	$1,285	$2,147
Class B Shares	$698	$930	$1,291	$2,202
Class C Shares	$298	$630	$1,091	$2,369
Class F Shares	$107	$352	$620	$1,385
Class P Shares	$143	$461	$806	$1,779
Class R2 Shares	$158	$507	$884	$1,943
Class R3 Shares	$148	$476	$832	$1,834

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$700	$980	$1,285	$2,147
Class B Shares	$198	$630	$1,091	$2,202
Class C Shares	$198	$630	$1,091	$2,369
Class F Shares	$107	$352	$620	$1,385
Class P Shares	$143	$461	$806	$1,779
Class R2 Shares	$158	$507	$884	$1,943
Class R3 Shares	$148	$476	$832	$1,834

THE FUNDS

ADDITIONAL INVESTMENT INFORMATION

This section describes some investment techniques used by each Fund and some of the risks associated with those techniques.

Adjusting Investment Exposure. Each Fund will be subject to the risks associated with investments. Each Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, a Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with a Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses.

Convertible Securities. Each Fund may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities, but tend to be less volatile and produce more income than their underlying common stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

Depositary Receipts. Each Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information, and other risks. Although the All Value Fund, Large Cap Value Fund and Value Opportunities Fund may not invest more than 10% of its net assets in foreign securities, ADRs are not subject to this limitation.

Derivatives. The Funds may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks or, in the case of the International Core Equity Fund and International Opportunities Fund, to increase potential returns. To the extent described herein, a Fund may use derivatives as a substitute for investing directly in securities and currencies, as part of a hedging strategy, or for other purposes related to the management of the Fund. The risks associated with derivatives, such as forward contracts, futures and options, may be

THE FUNDS

different and greater than the risks associated with directly investing in securities and other investments. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms. Whether a Fund's use of derivatives is successful will depend on, among other things, Lord Abbett's ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, a Fund's performance could suffer.

Emerging Countries. The International Core Equity Fund and the International Opportunities Fund may invest in emerging country securities. The International Core Equity Fund considers emerging markets to be those included in the MSCI Emerging Market Free Index. The International Opportunities Fund considers emerging markets to be those countries' markets not included in the S&P/Citigroup Extended Market World ex-U.S. Index. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

Foreign Currency Transactions. In accordance with their investment objectives and policies, the Funds may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts (a type of forward contract) and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a security, currency or other financial instrument at a future date, at a price established in the contract. Forward contracts also may be structured for cash settlement, rather than physical delivery. The Funds may use these currency-related transactions to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Generally, these instruments allow the Funds to lock in a specified exchange rate for a period of time. They may also be used to increase the Funds' exposure to foreign currencies that Lord Abbett believes may

THE FUNDS

rise in value relative to the U.S. dollar or to shift the Funds' exposure to foreign currency fluctuations from one country to another.

In the case of the Funds' currency-related transactions, their use involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds' return could be reduced as a result. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Funds which are denominated in those currencies. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging countries.

Foreign Securities. International Core Equity Fund and International Opportunities Fund may invest all of their net assets in foreign securities of companies principally based outside the United States. Each of All Value Fund, Large Cap Value Fund and Value Opportunities Fund may invest up to 10% of its net assets in foreign securities that are primarily traded outside the United States. This limitation does not include ADRs for All Value Fund, Large Cap Value Fund and Value Opportunities Fund. Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.

Futures Contracts and Options on Futures Contracts. Each Fund may enter into financial futures contracts and options thereon for bona fide hedging purposes or to pursue risk management strategies. The International Core Equity Fund and International Opportunities Fund also may enter into such transactions as a substitute for taking a position in an underlying asset or to increase returns. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over-the-counter market ("OTC"). The Funds are not registered as, nor are they subject to registration or regulation as, commodity pool operators under the Commodity Exchange Act.

Leverage. Certain of the Funds' transactions (including, among others, forward currency contracts and other derivatives, reverse repurchase agreements, and the

THE FUNDS

use of when-issued, delayed delivery or forward commitment transactions) may give rise to leverage risk. Leverage, including borrowing for investment purposes, may increase volatility in a Fund by magnifying the effect of changes in the value of a Fund's holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would have been the case in the absence of leverage. A Fund may be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. There is no assurance that a Fund will be able to employ leverage successfully.

Liquidity. Each Fund may be exposed to liquidity risk from its investments in foreign securities, derivatives, or securities with substantial market and credit risk, since these investments may be difficult to buy or sell. Illiquid securities may lower a Fund's returns since a Fund may be unable to sell these securities at its desired time or price.

Options. Each Fund may purchase call and put options and write (i.e. sell) covered call and put option contracts in accordance with its investment objective and policies. A "call option" is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, a Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction.

Each Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or securities indices, currencies or futures. The Funds also may enter into over-the-counter ("OTC") options contracts, which are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Successful use by the Funds of options and options on futures will be subject to Lord Abbett's ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates.

Risks of Options and Futures. Fund transactions in futures, options on futures and other options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Funds' assets being hedged,

THE FUNDS

the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

Supranational Organizations. The International Core Equity Fund may invest in these types of entities, which are designed or supported by one or more governments or governmental agencies to promote economic development. Examples include the Asian Development Bank, the European Coal and Steel Community, the European Community and the World Bank.

Swap and Similar Transactions. Each of the International Core Equity Fund and International Opportunities Fund may enter into interest rate, equity index, credit, currency and total return swap agreements, and swaptions (options on swaps) and similar transactions. A Fund may enter into these transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or "notional" amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Funds may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

Portfolio Turnover Rate. The International Core Equity Fund and Value Opportunities Fund typically expect a portfolio turnover rate of 60 to 100%; however, for the last fiscal periods the rates were 134% and 297%, respectively. These rates vary from year to year. High turnover increases transaction costs and may increase taxable capital gains.

Temporary Defensive Investments. At times each Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities and comparable foreign fixed income securities. These investments could reduce the benefit from any upswing in the market and prevent a Fund from achieving its investment objective.

THE FUNDS

Information on Portfolio Holdings. The Funds' Annual and Semiannual Reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Funds' portfolio holdings, including a complete schedule of holdings. The Funds also file their complete schedule of portfolio holdings with the SEC on Form N-Q as of the end of its first and third fiscal quarters.

In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The Funds also may make publicly available other portfolio related information within 15 days following the end of each calendar month for which such information is made available. Such information may include: a list of the largest portfolio positions; portfolio commentaries; portfolio performance attribution information; "fact sheets" or similar updates; and certain other information regarding one or more portfolio positions. This information will remain available until the schedule, list, commentary, fact sheet, performance attribution or other information for the next month is publicly available. You may view this information for the most recently ended calendar quarter or month at www.LordAbbett.com under the relevant Fund's holdings tab or request a copy at no charge by calling Lord Abbett at 888-522-2388.

From time to time, a portfolio manager, analyst, or other Lord Abbett employee may express observations and/or opinions regarding macroeconomic, geo-political, market sector, industry, issuer-specific, or other developments. The observations and/or opinions expressed by such person do not necessarily represent the observations and/or opinions of Lord Abbett or any other person associated with Lord Abbett. Any such observations and/or opinions are subject to change at any time for any reason, and Lord Abbett disclaims any responsibility to update such observations and/or opinions. These observations and/or opinions may not be relied upon as investment advice and, because investment decisions for Lord Abbett Funds are based on multiple factors, may not be relied upon as any indication of trading intent on behalf of any Lord Abbett Fund.

For more information on the Funds' policies and procedures with respect to the disclosure of their portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies – Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the Statement of Additional Information.

THE FUNDS

MANAGEMENT

Board of Trustees. The Board oversees the management of the business and affairs of the Funds. The Board meets regularly to review the Funds' portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Funds and who execute policies authorized by the Board. More than 75 percent of the members of the Board are independent of Lord Abbett.

Each year in December the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Funds and Lord Abbett. A discussion regarding the basis for the Board's approval is available in the Funds' Semiannual Report to Shareholders for each six-month period ending April 30.

Investment Adviser. The Funds' investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $117 billion in 55 mutual funds and other advisory accounts as of June 29, 2007.

Investment Managers. Lord Abbett uses a team of investment managers and analysts acting together to manage each Fund's investments. The Statement of Additional Information contains additional information about manager compensation, other accounts managed, and ownership of Fund shares.

All Value Fund. Robert P. Fetch and Howard E. Hansen head the investment team and are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Fetch, Partner and Director of Equity Investments, joined Lord Abbett in 1995 and has been a member of the investment team since 1999. Mr. Hansen, Partner and Portfolio Manager – Mid-Cap Value team, joined Lord Abbett in 1995 and has been a member of the investment team since 2003.

International Core Equity Fund. Harold Sharon and Vincent J. McBride head the investment management team and are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Sharon, Partner and Director of International Equity Management, joined Lord Abbett in 2003. From 2001 to 2003 he worked as a consultant for various financial and venture capital companies. Mr. McBride, Partner and Senior Portfolio Manager – International Core Equity Management, joined Lord Abbett in 2003 from Warburg Pincus Asset Management and Credit Suisse Asset Management, where he served as Managing Director. Both Mr. Sharon and Mr. McBride have been a member of the investment team since the Fund's inception.

THE FUNDS

International Opportunities Fund. Todd D. Jacobson heads the investment management team and is primarily responsible for the day-to-day management of the Fund. Mr. Jacobson, Senior Portfolio Manager – International Small Cap Equity, joined Lord Abbett in 2003 and has been a member of the investment team since 2003. Prior thereto, Mr. Jacobson was the Head of Japanese Equities and Associate Portfolio Manager at Warburg Pincus Asset Management, Japan Equity Analyst and Portfolio Manager-Fixed Income at Brown Brothers Harriman & Co. and an Equity Analyst at Value Line, Inc.

Large Cap Value Fund. Eli M. Salzmann and Sholom Dinsky are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Salzmann and Dinsky are the Investment Team Leaders and have been members of the investment team since inception in 2003. Messrs. Salzmann and Dinsky are Partners of Lord Abbett and have been with Lord Abbett since 1997 and 2000, respectively.

Value Opportunities Fund. Robert P. Fetch, Partner and Director of Equity Investments, heads the Fund's investment team and has primary responsibility for the day-to-day management of the Fund. Mr. Fetch joined Lord Abbett in 1995, is a holder of a Chartered Financial Analyst designation and has been in the investment business since 1977. Mr. Fetch has been a member of the investment team since 2007.

THE FUNDS

Management Fee. Lord Abbett is entitled to an annual management fee based on each Fund's average daily net assets. Each management fee is calculated daily and payable monthly.

Lord Abbett is entitled to the following management fee for All Value Fund as calculated at the following rates:

0.75% on the first $200 million of average daily net assets;
0.65% on the next $300 million of average daily net assets; and
0.50% on the Fund's average daily net assets over $500 million.

Based on this calculation, the management fee paid to Lord Abbett for the fiscal year ended October 31, 2006 was at an effective annual rate of 0.53% of the Fund's average daily net assets.

Lord Abbett is entitled to the following management fee for International Core Equity Fund as calculated at the following rates:

0.75% on the first $1 billion of average daily net assets;
0.70% on the next $1 billion of average daily net assets; and
0.65% on average daily net assets over $2 billion.

Based on this calculation, the management fee paid to Lord Abbett for the fiscal year ended October 31, 2006 was at an effective annual rate of 0.75% of the Fund's average daily net assets.

Lord Abbett is entitled to the following management fee for International Opportunities Fund as calculated at the following rates:

0.75% on the first $1 billion of average daily net assets;
0.70% on the next $1 billion of average daily net assets; and
0.65% on average daily net assets over $2 billion.

Based on this calculation, the management fee paid to Lord Abbett for the fiscal year ended October 31, 2006, was at an effective annual rate of 0.75% of the Fund's average daily net assets.

Lord Abbett is entitled to the following management fee for Large Cap Value Fund as calculated at the following rates:

0.40% on the first $2 billion of average daily net assets;
0.375% on the next $3 billion of average daily net assets; and
0.35% on the Fund's average daily net assets over $5 billion.

Based on this calculation, the management fee paid to Lord Abbett for the year ended October 31, 2006 was at an effective annual rate of 0.40% of the Fund's average daily net assets.

THE FUNDS

Lord Abbett is entitled to the following management fee for Value Opportunities Fund as calculated at the following rates:

0.75% on the first $1 billion of average daily net assets;
0.70% on the next $1 billion of average daily net assets; and
0.65% on average daily net assets over $2 billion.

Based on this calculation, the fee paid to Lord Abbett for the fiscal year ended October 31, 2006 was at an effective annual rate of 0.75% of the Fund's average daily net assets.

In addition, Lord Abbett provides certain administrative services to each Fund for a fee at an annual rate of 0.04% of each Fund's average daily net assets. Each Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Funds, see the Statement of Additional Information.

THE FUNDS

YOUR INVESTMENT

CHOOSING A SHARE CLASS

The Fund offers in this Prospectus seven classes of shares: Class A, B, C, F, P, R2, and R3 shares. Each class represents investments in the same portfolio of securities, but each has different expenses, dividends, eligibility requirements, and sales charges. Share class offerings are broadly grouped into three purchase categories:

•  Retirement and Benefit Plans. Investors investing through Retirement and Benefit Plans are offered Class A, R2, and R3 shares, and in certain limited circumstances, Class P shares. Actual share class availability is determined by your plan and your plan service provider. See "Retirement and Benefit Plan Investors" for more information.

•  Fee-Based Programs. Investors in Fee-Based Programs are offered Class A and F shares, and in certain limited circumstances, Class P shares. Actual share class availability is determined by your program sponsor. See "Fee-Based Program Investors" for more information.

•  All Other Investors. Class A, B, and C shares are offered to individual investors, certain retirement plans, and other investors not qualifying for one of the other two categories above.

You may purchase shares at the NAV per share determined after we receive your purchase order submitted in proper form, plus any applicable sales charge. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information, see "Purchases" and "Other Information for Fund Investors – Procedures Required by the USA PATRIOT Act." We reserve the right to modify, restrict, or reject any purchase order or exchange request if the Fund or

As used in the section "Your Investment," the term "Fund" refers to each of the Funds described in this Prospectus unless explicitly stated otherwise.
Retirement and Benefit Plans include qualified and non-qualified retirement plans, deferred compensation plans and other employer-sponsored retirement, savings or benefit plans, such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, but do not include Individual Retirement Accounts ("IRAs"), unless explicitly stated elsewhere in the Prospectus.
Lord Abbett offers a variety of retirement plans. Call 888-522-2388 for information about:
• Traditional, Rollover, Roth, and Education IRAs
• SIMPLE IRAs, SEP-IRAs, 401(k) and 403(b) accounts
• Defined Contribution Plans
Fee-Based Programs include Fee-Based Advisory Programs and Fee-in-Lieu-of-Commission Programs sponsored or offered by Financial Intermediaries. In Fee-Based Advisory Programs, a Financial Intermediary provides a fee-based investment advisory program or service (including mutual fund wrap programs). In Fee-in-Lieu-of-Commission Programs, a Financial Intermediary bundles together a suite of services, such as brokerage, investment advice, research, and account management, and the client pays a fee based on the total asset value of the client's account for all or a specified number of transactions, including mutual fund purchases, in the account during a certain period.

YOUR INVESTMENT

Lord Abbett Distributor LLC determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

You should read this section carefully to determine which class of shares is best for you and discuss your selection with your Financial Intermediary. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. You should make a decision only after considering various factors, including the expected effect of any applicable sales charges and the level of class expenses on your investment over time, the amount you wish to invest, the length of time you plan to hold the investment, your qualification for any waiver of a sales load or fee reduction, whether you plan to take any distributions in the near future, and the availability of the share class for purchase. You should consult with your investment professional or Financial Intermediary about comparative pricing of investor services available under each available share class, the compensation that will be received by your investment professional or Financial Intermediary in connection with each available share class, and other factors that may be relevant to your choice of share class in which to invest.

If you are thinking about rolling over retirement plan assets to an IRA, if you think you may be moving from one plan to another, or if there is a change related to your Financial Intermediary, there may be limitations on your ability to make additional purchases of shares of a particular class. Purchases or sales through a participating Retirement and Benefit Plan or Fee-Based Program must be consistent with the procedures for the plan or program. Records relating to such purchases or sales are maintained by, or on behalf of, the plan or the program sponsor.

Lord Abbett Distributor LLC ("Lord Abbett Distributor" or the "Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.
Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants, insurance companies, Fee-Based Program sponsors, and certain Retirement and Benefit Plans.
Share Class Considerations for Individual Investors. If you are considering investing $100,000 or more in Class B shares, in almost all cases it will be more economical for you to choose Class A shares because of the reduced sales charge and lower ongoing annual expenses of Class A shares.
If your investment horizon is limited, an investment in Class C shares may be more appropriate than Class B shares. Class C shares are sold without a front-end sales charge and the CDSC does not apply to shares redeemed after the first anniversary of the purchase.
If you plan to invest a large amount and your investment horizon is five years or more, Class A shares may be more advantageous than Class C shares. The higher ongoing annual expenses of Class C shares may cost you more over the longer term than the front-end sales charge you would pay on larger purchases of Class A shares.

YOUR INVESTMENT

Share Classes. The following table compares key features of the Fund's classes. You should review the Fee Table and Example at the front of this Prospectus carefully before choosing your share class. Your Financial Intermediary can help you decide which class meets your goals. Not all share classes may be available through your Financial Intermediary. Your Financial Intermediary may receive different compensation depending upon which class you choose.

For more information on selecting a share class, see "Classes of Shares" in the Statement of Additional Information.

Class
	A	B	C	F	P(1)	R2	R3
Key features	• Front-end sales charge
• You may qualify for reduction or waiver of front-end sales charge
• Generally lower annual expenses than Class B and Class C
	• Generally higher dividends than Class B and Class C	• No front-end sales charge • CDSC declines over time • Converts to Class A after approximately 8 years • Generally higher annual expenses than Class A • Generally lower dividends than Class A	• No front-end sales charge • CDSC for only 1 year • Does not convert to Class A • Generally higher annual expenses than Class A • Generally lower dividends than Class A	• No front-end sales charge or CDSC • Only offered to eligible Fee-Based Programs	• No front-end sales charge or CDSC • Only offered on a limited basis through certain Financial Intermediaries and Retirement and Benefit Plans	• No front-end sales charge or CDSC • Only offered to eligible Retirement and Benefit Plans	• No front-end sales charge or CDSC • Only offered to eligible Retirement and Benefit Plans

Front-end sales charge	Up to 5.75%; reduced or waived for large purchases and certain investors. No charge for purchases of $1 million or more	None	None	None	None	None	None

continued on next page

YOUR INVESTMENT

Class
	A	B	C	F	P(1)	R2	R3
CDSC	1.00% on certain purchases of $1 million or more (see "Sales Charges – Class A Share CDSC"); waived under certain circumstances	Up to 5.00% charged when you redeem shares. The charge is reduced over time and there is no CDSC after sixth anniversary; waived under certain circumstances	1.00% if you redeem before the first anniversary of purchase; waived under certain circumstances	None	None	None	None

Annual distribution and/or service fees(2)	0.35% of average daily net assets	1.00% of average daily net assets	1.00% of average daily net assets	0.10% of average daily net assets	0.45% of average daily net assets	0.60% of average daily net assets	0.50% of average daily net assets

Exchange privilege(3)(4)	Class A shares of most Lord Abbett Funds	Class B shares of most Lord Abbett Funds	Class C shares of most Lord Abbett Funds	Class F shares of applicable Lord Abbett Funds	Class P shares of applicable Lord Abbett Funds	Class R2 shares of applicable Lord Abbett Funds	Class R3 shares of applicable Lord Abbett Funds

  (1)  As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans and Fee-Based Programs. See "Retirement and Benefit Plan Investors" and "Fee-Based Program Investors" for more information.

  (2)  The Rule 12b-1 plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.50%; for Class P shares, 0.75%; and for Class B, C, F, R2, and R3 shares, 1.00%. The Fund may not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution (as defined below) waives part of the compensation. In such cases, the Fund will not require payment of any otherwise applicable CDSC.

  (3)  Ask your Financial Intermediary about the Lord Abbett Funds available for exchange.

  (4)  Shareholders may be able to transfer shares of one class of the Fund for shares of another class (e.g., Class A to Class F, or Class R2 to Class A) subject to the eligibility requirements for the other share class and any applicable sales load or CDSC. The transaction will be based on the respective NAV of each class as of the trade date for the exchange. Consequently, the transferring shareholder may receive fewer shares or more shares than originally owned, depending on that day's NAVs. Please contact your Financial Intermediary for additional information on how to move your shares into another share class.

YOUR INVESTMENT

Investment Minimums. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account. For investors purchasing Class F, R2, and R3 shares through Retirement and Benefit Plans or Fee-Based Programs offered by Financial Intermediaries, the minimums that apply to the plans or programs may apply instead of those shown below.

See "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

Investment Minimums — Initial/Additional Investments(1)

Class
	A	B	C	F	P(2)	R2	R3
General	$1,000/No minimum	$1,000/No minimum	$1,000/No minimum	No minimum	No minimum	No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	$250/No minimum	$250/No minimum	N/A	N/A	N/A	N/A
SIMPLE IRAs	No minimum	No minimum	No minimum	N/A	N/A	N/A	N/A
Invest-A- Matic	$250/ $50	$250/ $50	$250/ $50	N/A	N/A	N/A	N/A

  (1)  Consult your Financial Intermediary for more information.

  (2)  As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans and Fee-Based Programs. See "Retirement and Benefit Plan Investors" and "Fee-Based Program Investors" for more information.

YOUR INVESTMENT

SALES CHARGES

Class A Share Front-End Sales Charges. You buy Class A shares at the offering price, which is the NAV plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the Fund's distributions or dividends you reinvest in additional Class A shares. The table below shows the rate of sales charge you pay, depending on the amount you purchase.

Front-End Sales Charges — Class A Shares

Your Investment	As a % of Offering Price	As a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer's Concession (% of Offering Price)
Less than $50,000	5.75%	6.10%	.9425	5.00%
$50,000 to $99,999	4.75%	4.99%	.9525	4.00%
$100,000 to $249,999	3.95%	4.11%	.9605	3.25%
$250,000 to $499,999	2.75%	2.83%	.9725	2.25%
$500,000 to $999,999	1.95%	1.99%	.9805	1.75%
$1,000,000 and over	No Sales Charge		1.0000	†

  †  See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."

Note: The above percentages may vary for particular investors due to rounding.

Reducing Your Class A Share Front-End Sales Charges. As indicated in the above chart, you may purchase Class A shares at a discount if you qualify under the circumstances outlined below. To receive a reduced front-end sales charge, you must let the Fund or your Financial Intermediary know at the time of your purchase of Fund shares that you believe you qualify for a discount. If you or a

Please inform the Fund or your Financial Intermediary at the time of your purchase of Fund shares if you believe you qualify for a reduced front-end sales charge.

YOUR INVESTMENT

related party have holdings of Eligible Funds in other accounts with your Financial Intermediary or with other Financial Intermediaries that may be combined with your current purchases in determining the sales charge as described below, you must let the Fund or your Financial Intermediary know. You may be asked to provide supporting account statements or other information to allow us or your Financial Intermediary to verify your eligibility for a discount. If you or your Financial Intermediary do not notify the Fund or provide the requested information, you may not receive the reduced sales charge for which you otherwise qualify. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

•  Rights of Accumulation – A Purchaser may combine the value at the current public offering price of Class A, B, C, and P shares of any Eligible Fund already owned with a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge on the new purchase. Class F, R2, and R3 share holdings may not be combined for these purposes.

•  Letter of Intention – A Purchaser may combine purchases of Class A, B, C, and P shares of any Eligible Fund the Purchaser intends to make over a 13-month period in determining the applicable sales charge. Current holdings under Rights of Accumulation may be included in a Letter of Intention. Shares purchased through reinvestment of dividends or distributions are not included. A Letter of Intention may be backdated up to 90 days. Class F, R2, and R3 share holdings may not be combined for these purposes.

The term "Purchaser" includes: (1) an individual; (2) an individual, his or her spouse, and children under the age of 21; (3) Retirement and Benefit Plans including a 401(k) plan, profit-sharing plan, money purchase plan, defined benefit plan, and 457(b) plan sponsored by a governmental entity, non-profit organization, school district or church to which employer contributions are made, as well as SIMPLE IRA plans and SEP-IRA plans; or (4) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account. An individual may include under item (1) his or her holdings in Eligible Funds as described above

Eligible Fund. An "Eligible Fund" is any Lord Abbett-sponsored fund except for (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such fund is not offered for sale; (2) Lord Abbett Series Fund, Inc.; (3) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett sponsored funds); and (4) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund's shares. An Eligible Fund also is any Authorized Institution's (as defined below) affiliated money market fund meeting criteria set by Lord Abbett Distributor as to certain omnibus account and other criteria.

YOUR INVESTMENT

in IRAs, as a sole participant of a Retirement and Benefit Plan sponsored by the individual's business, and as a participant in a 403(b) plan to which only pre-tax salary deferrals are made. An individual and his or her spouse may include under item (2) their holdings in IRAs, and as the sole participants in Retirement and Benefit Plans sponsored by a business owned by either or both of them. A Retirement and Benefit Plan under item (3) includes all qualified Retirement and Benefit Plans of a single employer and its consolidated subsidiaries, and all qualified Retirement and Benefit Plans of multiple employers registered in the name of a single bank trustee. A Purchaser may include holdings of Class A, B, C, and P shares of Eligible Funds as described above in accounts with Financial Intermediaries for purposes of calculating the front-end sales charges.

For more information on eligibility for these privileges, read the applicable sections in the Application and the Statement of Additional Information. This information also is available at www.LordAbbett.com or by calling Lord Abbett at 888-522-2388 (at no charge).

Class A Share Purchases Without a Front-End Sales Charge. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

•  purchases of $1 million or more,

•  purchases by Retirement and Benefit Plans with at least 100 eligible employees,

•  purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases,

•  purchases made with dividends and distributions of Class A shares of another Eligible Fund,

•  purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) plan for Class A shares,

•  purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

•  purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees in connection with Fee-Based Programs, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases,

YOUR INVESTMENT

•  purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

•  purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers), or

•  purchases involving the concurrent sale of Class B or C shares of the Fund related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSC (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.

See the Statement of Additional Information for a listing of other categories of purchases that qualify for Class A share purchases without a front-end sales charge.

These categories may be subject to a CDSC.

CDSC

A CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are redeemed, whichever is lower. In addition, repayment of loans under certain Retirement and Benefit Plans will constitute new sales for purposes of assessing the CDSC.

To minimize the amount of any CDSC, the Fund redeems shares in the following order:

  1.  shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

  2.  shares held for six years or more (Class B), or one year or more after the month of purchase (Class A), or one year or more (Class C)

  3.  shares held the longest before the sixth anniversary of their purchase (Class B), or before the first anniversary after the month of their purchase (Class A) or before the first anniversary of their purchase (Class C)

YOUR INVESTMENT

Class A Share CDSC. If you buy Class A shares of the Fund under one of the starred ( ) categories listed above or if you acquire Class A shares in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC and you redeem any of the Class A shares on or before the 12th month after the month in which you initially purchased those shares, a CDSC of 1% normally will be collected.

The Class A share CDSC generally will not be assessed under the following circumstances:

•  benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service, or any excess distribution under Retirement and Benefit Plans (documentation may be required);

•  redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor, provided the plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds;

•  redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor that include the waiver of CDSCs and that were initially entered into prior to December 2002; or

•  Eligible Mandatory Distributions under 403(b) plans and IRAs.

Benefit Payment Documentation. (Class A CDSC only) Requests for benefit payments of $50,000 or more must be in writing. Use the address indicated under "Purchases."
Eligible Mandatory Distributions. If Class A or B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the Class A or B share investment bears to the total investment.

YOUR INVESTMENT

Class B Share CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC will be remitted to Lord Abbett Distributor. The CDSC declines the longer you own your shares, according to the following schedule:

CDSC — Class B Shares

Anniversary of the day on which the purchase order was accepted(1)		CDSC on redemption (as % of amount subject to charge)
On	Before
	1st anniversary	5.0%
1st anniversary	2nd anniversary	4.0%
2nd anniversary	3rd anniversary	3.0%
3rd anniversary	4th anniversary	3.0%
4th anniversary	5th anniversary	2.0%
5th anniversary	6th anniversary	1.0%
On or after the 6th anniversary(2)		None

  (1)  The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversary for shares purchased on May 1 will be May 1 of each succeeding year.

  (2)   Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares. Conversions will occur as follows:

CDSC — Class B Shares

Shares issued: At initial purchase	Shares issued: On reinvestment of dividends and distributions	Shares issued: Upon exchange from another Lord Abbett Fund
After the eighth anniversary of your purchase payment	In the same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as dividends)	After the shares originally acquired would have converted into Class A shares

YOUR INVESTMENT

Class C Share CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of their purchase. The CDSC will be remitted to Lord Abbett Distributor.

Class B Share CDSC and Class C Share CDSC. The Class B share CDSC and Class C share CDSC generally will not be assessed under the following circumstances:

•  benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service, or any excess contribution or distribution under Retirement and Benefit Plans (documentation may be required)

•  Eligible Mandatory Distributions under 403(b) plans and individual retirement accounts

•  death of the shareholder

•  redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

See "Automatic Services for Fund Investors" for more information.

A broker-dealer may pay on behalf of an investor or reimburse an investor for a CDSC otherwise applicable in the case of transactions involving purchases through such broker-dealer where the investor is concurrently selling his or her holdings in Class B or C shares of the Fund and buying Class A shares of that Fund, provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability.

Reinvestment Privilege. If you redeem shares of the Fund, you have a one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

YOUR INVESTMENT

RETIREMENT AND BENEFIT PLAN INVESTORS

Eligible Investors: Retirement and Benefit Plans. Retirement and Benefit Plans with plan-level or fund-level omnibus accounts held on the books of the Fund generally may be eligible to invest in Class A, R2, and R3 shares, and in certain limited circumstances, Class P shares:

•  Class A Shares. Eligible Retirement and Benefit Plans may open an account and purchase Class A shares of the Fund by contacting any Financial Intermediary authorized to sell the Fund's shares. Your plan may be eligible for front-end sales charge waivers. See "Sales Charges – Class A Share Front-End Sales Charges" for more information.

•  Class R2 and R3 (together known also as "Class R") Shares. Class R shares generally are available through:

m  certain employer-sponsored Retirement and Benefit Plans offering funds from multiple fund families as investment options where the employer, administrator, recordkeeper, sponsor, related person, Financial Intermediary, or other appropriate party has entered into an agreement to make Class R2 or R3 shares available to plan participants; or

m  dealers that have entered into certain approved agreements with Lord Abbett Distributor.

Class R shares are also available for orders made by or on behalf of a Financial Intermediary for clients participating in an IRA rollover program sponsored by the Financial Intermediary that operates the program in an omnibus recordkeeping environment and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans, or 529 college savings plans.

•  Class P Shares. As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans with the following exceptions:

m  New Retirement and Benefit Plans that are considering selecting Class P shares as a plan option but have not done so by October 1, 2007 may invest in Class P shares if they select Class P shares as a plan option by March 31, 2008, provided that the selection is based on a proposal or recommendation that can be shown to have been presented to the plan on or prior to October 1, 2007.

YOUR INVESTMENT

m  New Retirement and Benefit Plans using recordkeepers that are unable to convert their systems to trade Class R shares by October 1, 2007 may invest in Class P shares until March 31, 2008.

Shareholders that hold Class P shares as of October 1, 2007 may continue to hold their Class P shares and may make additional purchases. Class P shares may be redeemed at NAV by existing shareholders, or may be exchanged for shares of another class provided applicable eligibility requirements and sales charges for the other share class are satisfied. Class P shares are also available for orders made by or on behalf of a Financial Intermediary for clients participating in an IRA rollover program sponsored by the Financial Intermediary that operates the program in an omnibus recordkeeping environment and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.

Additional Information Concerning Class R Shares.

•  Transfers Between Certain Retirement and Benefit Plans. Class R shares generally are available for transfers between certain Retirement and Benefit Plans offering one or both classes of Class R2 or R3 shares of Lord Abbett Funds as investment options. If a Retirement and Benefit Plan invested in Class R2 or R3 shares moves to another plan service provider or Financial Intermediary that is not eligible to hold, or authorized to sell, Class R2 or R3 shares, the Retirement and Benefit Plan may be required to liquidate its Class R2 or R3 shares.

•  Transfers to Another Share Class. A Retirement and Benefit Plan may be able to transfer Class A, B, C, or P shares of the Fund (or any other share class that the Fund may designate) to Class R shares of the Fund if the plan satisfies the eligibility requirements for Class R shares, and subject to any applicable sales charge or CDSC.

•  IRA Rollovers. Generally, IRA rollovers by plan participants will not be eligible for reinvestment in Class R shares. However, if the rollover involves an in-kind transfer of Class R shares, the new account may continue to hold such Class R shares, but will not be allowed to make new purchases of Class R shares. Plan participants with beneficial interests in Class R shares may invest assets from Retirement and Benefit Plans in Class A, B, C, or F shares through an IRA rollover, provided that the investment meets the eligibility requirements for the particular share class. Rollovers invested in Class A, B, or C shares will be subject to applicable sales charges. Additional conditions also may apply to the transfer of shares into an IRA rollover account, and your Financial Intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the

YOUR INVESTMENT

Fund and its affiliates. In addition, the options and services available to you may be different from those discussed in this Prospectus. You should ask your Financial Intermediary about its services and any applicable fees.

•  Sales Charge Discounts. A Retirement and Benefit Plan or current or former plan participant will not be entitled to combine Class R shares with the shares of any other share class of the Lord Abbett Funds for purposes of calculating the applicable sales charge on any Class A share purchases.

FEE-BASED PROGRAM INVESTORS

Eligible Investors: Fee-Based Programs. Class A and F shares, and in certain limited circumstances, Class P shares, are available for purchases by or on behalf of Financial Intermediaries for clients in certain Fee-Based Programs:

•  Class A Shares. Investors in Fee-Based Programs may purchase Class A shares by contacting their Financial Intermediaries. You may be eligible for front-end sales charge waivers. See "Sales Charges – Class A Share Front-End Sales Charges" for more information.

•  Class F Shares. Class F shares generally are available to investors participating in Fee-Based Programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor and to investors that are clients of certain registered investment advisers ("RIAs") that have an agreement with Lord Abbett Distributor, if it so deems appropriate.

•  Class P Shares. As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs, with the exception of the Citigroup/Smith Barney TRAK program. Shareholders that hold Class P shares as of October 1, 2007 may continue to hold their Class P shares and may make additional purchases. Class P shares may be redeemed at NAV by existing shareholders, or may be exchanged for shares of another class provided applicable eligibility requirements and sales charges for the other share class are satisfied.

Additional Information Concerning Class F Shares. Class F shares generally are available in connection with the following:

•  Transfers Involving Fee-Based Programs of Financial Intermediaries or Accounts Held at RIAs Offering Class F Shares as Investment Options. If an investor moves his or her account from one Fee-Based Program or RIA offering Class F shares of the Lord Abbett Funds to another Fee-Based Program or RIA also offering Class F shares of the Lord Abbett Funds, the investor will be able to continue his investment in Class F shares and make

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new purchases of Class F shares. However, if an investor moves his or her account to a Fee-Based Program or RIA that does not offer Class F shares of Lord Abbett Funds as investment options, or otherwise holds assets from such an account other than in a Fee-Based Program or with an RIA that offers Class F shares, the investor may continue to hold the existing Class F shares but will not be allowed to make new purchases of Class F shares. If the investor later moves his or her account to another Fee-Based Program that offers Class F shares, the investor will be allowed to make new Class F share purchases. Alternatively, an investor may invest assets formerly invested in Class F shares in Class A, B, or C shares, provided that the investment meets the eligibility requirements for the particular share class and subject to applicable sales charges.

•  Transfers of Existing Holdings. Sponsors of Fee-Based Programs or RIAs that decide to offer Class F shares may be able to convert Class A or P shares of a Lord Abbett Fund (or any other share class that the Fund may designate) to Class F shares of the fund if the Fee-Based Program or the account placed with the RIA satisfies the eligibility requirements for Class F shares. Applicable sales charges, if any, will apply. A Fee-Based Program or an RIA will not be entitled to combine Class F shares with the shares of any other share class of the Lord Abbett Funds for purposes of calculating the applicable sales charges on any Class A share purchases the program or RIA may make. Consult your Financial Intermediary to determine whether Class F shares may be a suitable investment.

OTHER INFORMATION ABOUT RETIREMENT AND BENEFIT PLANS AND FEE-BASED PROGRAMS

Limitations on Fund Availability and Services. Purchase, redemption, and exchange privileges may differ when you are investing through certain Retirement and Benefit Plans or Fee-Based Programs because you may not be able to exchange into a Lord Abbett Fund or other fund that is not offered in your plan or program. Similarly, you may be able to move your retirement plan investment into an IRA account, but you may only make future purchases to the extent that you meet any eligibility requirements for the share class into which you have transferred. Financial Intermediaries may choose to impose qualification requirements for plans that differ from the Fund's share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Fund is not responsible for, and has no control over, the decision of any Financial Intermediary to impose such differing requirements. You should discuss purchase, redemption, and exchange options with your Financial Intermediary to determine whether you qualify for a waiver of sales charges on any class of shares offered. If you do qualify, another class of shares may be more appropriate for you. Plan

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fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for plan participants. You should be aware that your investment professional may receive different compensation depending upon the class in which you invest. Please consult with your Financial Intermediary for more information about available share classes.

Purchases, Redemptions, and Exchanges. Participants in Retirement and Benefit Plans must contact their sponsor, plan service provider, or Financial Intermediary to purchase, redeem or exchange shares, or to request detailed information about eligibility to purchase shares and the portability of such shares. Typically, no minimum investment is required for Retirement and Benefit Plans or Fee-Based Programs investing in Class F, R2, or R3 shares. Financial Intermediaries may establish requirements as to the purchase, redemption, or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus and the Fund's Statement of Additional Information. Financial Intermediaries may choose to impose share class parameters different from those set forth in this Prospectus and the Fund's Statement of Additional Information. Additionally, investor services may only be available to plan participants through a plan service provider, plans may require separate applications, and plans' policies and procedures may be different from those described in this Prospectus. The Fund is not responsible for, and has no control over, the decision of any Financial Intermediary to impose such differing requirements. Eligible qualified Retirement and Benefit Plans or Fee-Based Programs can exchange their Class A, F, P, R2, or R3 shares for Eligible Funds, in keeping with the limitations described above. Be sure to read the current Prospectus for any fund into which you are exchanging. Please see the Statement of Additional Information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

Additional Services. Financial Intermediaries may provide some of the shareholder servicing and account maintenance services required by Retirement and Benefit Plan accounts and their plan participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for plan service providers to provide other investment or administrative services. Financial Intermediaries may charge Retirement and Benefit Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, Retirement and Benefit Plans may charge plan participants for certain expenses. These fees and additional amounts are in addition to those imposed by the Fund and its affiliates, and could reduce your investment return in Fund shares. For questions about such accounts, contact your employee benefits office, plan service provider, or other Financial Intermediary that provides recordkeeping and shareholder services for your account.

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Other Considerations. With respect to Class A, F, P, R2, and R3 shares held through certain Retirement and Benefit Plans and Fee-Based Programs, Lord Abbett and its affiliates may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. If your plan service provider provides these services, Lord Abbett or the Fund may compensate it for these services. In addition, your Financial Intermediary may have other relationships with Lord Abbett or its affiliates that are not related to the Fund. See "Financial Intermediary Compensation – Payments for Recordkeeping, Networking, and Other Services" for more information.

FINANCIAL INTERMEDIARY COMPENSATION

As part of a plan for distributing shares, the Fund and Lord Abbett Distributor pay sales and service compensation to Authorized Institutions that sell the Fund's shares and service its shareholder accounts.

Additionally, your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

As shown in the table "Fees and Expenses" above, sales compensation originates from sales charges, which are paid directly by shareholders, and 12b-1 distribution fees, which are paid by the Fund out of its assets. Service compensation originates from 12b-1 service fees. Because 12b-1 fees are paid on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees are accrued daily at annual rates based upon average daily net assets as follows:

	Class
Fee*	A	B	C	F	P	R2	R3
Service	0.25%	0.25%	0.25%	—	0.20%	0.25%	0.25%
Distribution	0.10%	0.75%	0.75%	0.10%	0.25%	0.35%	0.25%

  *  The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating NASD sales charge limitations.

Authorized Institutions are institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 plan. Lord Abbett Distributor is an Authorized Institution.
12b-1 fees are payable regardless of expenses. The amounts paid by the Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee paid to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the excess amount of the fee.

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Lord Abbett may pay 12b-1 fees to Financial Intermediaries or use the fees for other distribution purposes, including revenue sharing.

Sales Activities. The Fund may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity that is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to the shares of a particular class for activities that are primarily intended to result in the sale of shares of such class. These activities include, but are not limited to, printing of Prospectuses and Statements of Additional Information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, additional payments to Authorized Institutions, maintenance of shareholder accounts, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

Service Activities. Lord Abbett may pay 12b-1 service fees to Authorized Institutions for any activity that is primarily intended to result in personal service and/or the maintenance of shareholder accounts or certain Retirement and Benefit Plans. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

Dealer Concessions on Class A Share Purchases With a Front-End Sales Charge. See "Sales Charges – Class A Share Front-End Sales Charges" for more information.

Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge. Except as otherwise set forth in the following paragraphs, Lord Abbett Distributor may pay Dealers distribution-related compensation (i.e., concessions) according to the Schedule set forth below under the following circumstances:

•  purchases of $1 million or more;

•  purchases by certain Retirement and Benefit Plans with at least 100 eligible employees; or

•  purchases for certain Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the plans in connection with multiple fund family recordkeeping platforms and have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases ("Alliance Arrangements").

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Dealers receive concessions described below on purchases made within a 12-month period beginning with the first NAV purchase of Class A shares for the account. The concession rate resets on each anniversary date of the initial NAV purchase, provided that the account continues to qualify for treatment at NAV. Current holdings of Class B, C, and P shares will be included for purposes of calculating the breakpoints in the Schedule below and the amount of the concessions payable with respect to the Class A shares investment. Concessions may not be paid with respect to Alliance Arrangements unless Lord Abbett Distributor can monitor the applicability of the CDSC. In addition, if a Financial Intermediary decides to waive receipt of the concession, any CDSC that might otherwise have applied to any such purchase will be waived. Any waiver must be authorized by the Financial Intermediary firm and the registered representative.

Financial Intermediaries should contact Lord Abbett Distributor for more complete information on the commission structure.

Dealer Concession Schedule — Class A Shares

(for Certain Purchases Without a Front-End Sales Charge)

The dealer concession received is based on the amount of the Class A share investment as follows:

Class A Investments	Front-End Sales Charge*	Dealer's Concession
First $5 million	None	1.00%
Next $5 million above that	None	0.55%
Next $40 million above that	None	0.50%
Over $50 million	None	0.25%

  *  Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed on or before the 12th month after the month in which the shares were initially purchased. For Alliance Arrangements involving Financial Intermediaries offering multiple fund families to Retirement and Benefit Plans, the CDSC normally will be collected only when a plan effects a complete redemption of all or substantially all shares of all Lord Abbett-sponsored funds in which the plan is invested.

Class B Shares. Lord Abbett Distributor may pay Financial Intermediaries selling Class B shares a commission of 4.00% of the purchase price of the Class B shares they sell and Lord Abbett Distributor will retain any applicable CDSC. Financial Intermediaries also receive an annual distribution/service fee of up to 0.25% of the average daily net assets represented by the Class B shares serviced by them.

Class C Shares. Lord Abbett Distributor may pay Financial Intermediaries selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell and Lord Abbett Distributor will retain any applicable CDSC and an annual distribution/service fee of up to 1.00% of the average daily net assets

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represented by the Class C shares serviced by these Financial Intermediaries until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Financial Intermediaries will then receive an annual distribution/service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Class F, P, R2, and R3 Shares. Class F, P, R2, and R3 shares are purchased at NAV with no front-end sales charge and no CDSC when redeemed. See "Retirement and Benefit Plan Investors," "Fee-Based Program Investors," and "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. In addition to the various sales commissions, concessions and 12b-1 fees described above, Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers").

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and out of its own resources (including revenues from advisory fees and 12b-1 fees) and without additional cost to the Fund or the Fund's shareholders. This compensation from Lord Abbett is not reflected in the fees and expenses listed above in the Fee Table section of this Prospectus. The payments may be for:

•  marketing and/or distribution support for Dealers;

•  the Dealers' and their investment professionals' shareholder servicing efforts;

•  training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•  certain information regarding Dealers and their investment professionals;

•  sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers' investment professionals and/or their clients or potential clients;

•  the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes; and/or

•  certain Dealers' costs associated with orders relating to Fund shares ("ticket charges").

Some of these payments are sometimes called "revenue sharing" payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the

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costs they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things. In addition, Lord Abbett Distributor may, for specified periods of time, decide to forgo the portion of front-end sales charges to which it normally is entitled and allow Dealers to retain the full sales charge for sales of Fund shares. In some instances, these temporary arrangements will be offered only to certain Dealers expected to sell significant amounts of Fund shares.

Lord Abbett or Lord Abbett Distributor may benefit from revenue sharing if the Dealer features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the Financial Intermediary's sales force or management). In addition, Lord Abbett Distributor may agree to participate in the Dealer's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Lord Abbett personnel may make presentations on the Fund to the intermediary's sales force). To the extent the Dealers sell more shares of the Fund or retain shares of the Fund in their clients' accounts, Lord Abbett receives greater management and other fees due to the increase in the Fund's assets. Although a Dealer may request additional compensation from Lord Abbett to offset costs incurred by the Dealer servicing its clients, the Dealer may earn a profit on these payments, if the amount of the payment exceeds the Dealer's costs.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the basis or amount of any additional payments to Dealers. These factors include the Dealer's sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett's relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The payments presently range from 0.02% to 0.1% of Lord

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Abbett Fund assets attributable to the Dealer and/or its investment professionals. For certain relationships entered into before February 1, 2006 with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments up to 0.15% of the related Lord Abbett Funds' assets and/or sales. These maximum payment limitations may not be inclusive of payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers. The Dealers within a particular tier may receive different amounts of revenue sharing or may not receive any. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett's formula for calculating revenue sharing payments may be different from the formulas that the Dealers use. Please refer to the Fund's Statement of Additional Information for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer's investment professionals, but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer's investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a "preferred" or "recommended" list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

The Fund's portfolio transactions are not used to compensate Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund's portfolio transactions with broker-dealers based on their ability to provide the best net results from the transaction to the Fund. If Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund's portfolio transactions with the Dealer even though it sells or has sold shares of the Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer's sales in deciding which Dealer to choose to execute the Fund's portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund's receipt of the best net results only. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

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Payments for Recordkeeping, Networking, and Other Services. In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, Lord Abbett and Lord Abbett Distributor may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. The Fund generally may pay recordkeeping fees for services provided to plans where the account is a plan-level or fund-level omnibus account and plan participants have the ability to determine their investments in particular mutual funds. If your intermediary provides these services, Lord Abbett or the Fund may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Lord Abbett or Lord Abbett Distributor that are not related to the Fund.

For example, the Lord Abbett Funds may enter into arrangements with and pay fees to Financial Intermediaries that provide recordkeeping or other subadministrative services to certain groups of investors in the Lord Abbett Funds, including participants in Retirement and Benefit Plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of Financial Intermediaries that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, Prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees Lord Abbett Funds pay are designed to compensate Financial Intermediaries for such services.

The Lord Abbett Funds may also pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

•  establishing and maintaining individual accounts and records;

•  providing client account statements; and

•  providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Fund to the transfer agent, which would otherwise provide these services.

Financial Intermediaries may charge additional fees or commissions other than those disclosed in this Prospectus, such as a transaction based fee or other fee for

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its service, and may categorize and disclose these arrangements differently than the discussion above and in the Fund's Statement of Additional Information. You may ask your Financial Intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

PURCHASES

Retirement and Benefit Plan Investors. You must place all orders to purchase Fund shares through the Financial Intermediary administering your Retirement and Benefit Plan. For more information on how to purchase Fund shares or for the limitations on the amount that may be purchased, please consult your Financial Intermediary. See "Retirement and Benefit Plan Investors" and "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

Fee-Based Program Investors. You must place all orders to purchase Fund shares through the Financial Intermediary offering your Fee-Based Program. For more information on how to purchase Fund shares or for the limitations on the amount that may be purchased, please consult your Financial Intermediary. See "Fee-Based Program Investors" and "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

All Other Investors. Purchases of Class A, B, and C shares may be made through any Financial Intermediary that has a sales agreement with Lord Abbett Distributor, or you can fill out the Application and send it to the Fund at the address stated below. Contact your Financial Intermediary for initial purchases of Class F, P, R2, or R3 shares. See "Other Information about Retirement and Benefit Plans and Fee-Based Programs" for more information. You should note that your purchases and other transactions may be subject to review and verification on an ongoing basis. Please carefully read the paragraph below titled "Proper Form" before placing your order to ensure that your order will be accepted.

[Name of Fund]
P.O. Box 219336
Kansas City, MO 64121

Proper Form. An order submitted directly to the Fund must contain: (1) a completed application with all applicable requested information, and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information, please call the Fund at 888-522-2388.

See "Procedures Required by the USA PATRIOT Act" for more information.

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EXCHANGES

Retirement and Benefit Plan Investors. You may be able to exchange shares of a class of the Fund for shares of the same class of an Eligible Fund, subject to restrictions and procedures contained in your Retirement and Benefit Plan. You must place all orders to exchange Fund shares through the Financial Intermediary administering your Retirement and Benefit Plan. For more information on how to exchange Fund shares or on the limitations applicable to exchanges, please consult your Financial Intermediary. See "Retirement and Benefit Plan Investors" and "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

Fee-Based Program Investors. You may be able to exchange shares of a class of the Fund for shares of the same class of an Eligible Fund, subject to restrictions and procedures contained in your Fee-Based Program. You must place all orders to exchange Fund shares through the Financial Intermediary offering your Fee-Based Program. For more information on how to exchange Fund shares or on the limitations applicable to exchanges, please consult your Financial Intermediary. See "Fee-Based Program Investors" and "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

All Other Investors. You or your investment professional may instruct the Fund to exchange shares of any class for shares of the same class of any Eligible Fund. Instructions may be provided in writing or by telephone, with proper identification, by calling 888-522-2388. The Fund must receive instructions for the exchange before the close of the New York Stock Exchange ("NYSE") on the day of your call to get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes and may create a taxable situation for you. See "Distributions and Taxes" for more information. Be sure to read the current Prospectus for any fund into which you are exchanging. Please see the Fund's Statement of Additional Information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts. You should also consult your Financial Intermediary if you have any questions.

REDEMPTIONS

Retirement and Benefit Plan Investors. You may redeem Fund shares subject to restrictions and procedures established by your Retirement and Benefit Plan. You

Exchange Limitations. As described under "Choosing a Share Class," we reserve the right to modify, restrict, or reject any exchange request if the Fund or Lord Abbett Distributor determines it is in the best interest of the Fund and its shareholders. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.

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must place all orders to redeem Fund shares through the Financial Intermediary administering your Retirement and Benefit Plan. For more information on how to redeem Fund shares or for the limitations on redemptions, please consult your Financial Intermediary. See "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

Fee-Based Program Investors. You may redeem Fund shares subject to restrictions and procedures established by your Fee-Based Program. You must place all orders to redeem Fund shares through the Financial Intermediary offering your Fee-Based Program. For more information on how to redeem Fund shares or for the limitations on redemptions, please consult your Financial Intermediary. See "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

All Other Investors. Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In the case of redemptions involving Retirement and Benefit Plans, you may be required to provide the Fund with one or more completed forms before your order will be executed. Contact your Financial Intermediary for redemptions involving Class F, P, R2, or R3 shares. For more information, please call 888-522-2388. To determine if a CDSC applies to a redemption, see "Class A Share CDSC," "Class B Share CDSC," "Class C Share CDSC," and "Class B Share CDSC and Class C Share CDSC."

By Broker. Call your investment professional for instructions on how to redeem your shares.

By Telephone. To obtain the proceeds of a redemption of less than $50,000 from your account, you or your representative should call the Fund at 888-522-2388.

By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

Through a Financial Intermediary. Your Financial Intermediary may process a redemption on your behalf. Your Financial Intermediary will be responsible for furnishing all necessary documents to Lord Abbett and may charge you for this service.

Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to

Small Accounts. The Board may authorize closing any account in which there are fewer than 25 shares if it is in the Fund's best interest to do so.

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cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation, please call 888-522-2388.

A Guaranteed Signature is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

•  a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation);

•  a redemption check payable to anyone other than the shareholder(s) of record;

•  a redemption check to be mailed to an address other than the address of record;

•  a redemption check payable to a bank other than the bank we have on file; or

•  a redemption for $50,000 or more.

Redemptions in Kind. The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Eligible Guarantor is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.
Guaranteed Signature. An acceptable form of guarantee would be as follows:
•	In the case of an estate -
Robert A. Doe Executor of the Estate of John W. Doe
[Date]

•	In the case of a corporation - ABC Corporation
Mary B. Doe
By Mary B. Doe, President [Date]

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DISTRIBUTIONS AND TAXES

The following discussion is general. Because everyone's tax situation is unique, you should consult your tax advisor regarding the effect that an investment in the Fund may have on your particular tax situation, including the treatment of distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

The All Value Fund expects to pay you dividends from its net investment income semi-annually, and the International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund and Value Opportunities Fund expect to pay such dividends annually. Each Fund expects to distribute any of its net capital gains annually.

All distributions, including dividends from net investment income, will be reinvested in Fund shares unless you instruct a Fund to pay them to you in cash. Retirement and Benefit Plan accounts may not receive distributions in cash. For distributions payable on accounts other than those held in the name of your dealer, if you instruct a Fund to pay your distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, each Fund reserves the right to reinvest your checks in your account at the NAV on the day of the reinvestment following such period. In addition, each Fund reserves the right to reinvest all subsequent distributions in additional Fund shares in your account. No interest will accrue on checks while they remain uncashed before they are reinvested or on amounts represented by uncashed redemption checks. There are no sales charges on reinvestments.

For U.S. federal income tax purposes a Fund's distributions generally are taxable to shareholders, other than tax-exempt shareholders (including certain Retirement and Benefit Plan shareholders, as discussed below), regardless of whether paid in cash or reinvested in additional Fund shares. Distributions of net investment income and short-term capital gains are taxable as ordinary income; however, certain qualified dividends that a Fund receives and distributes may be subject to a reduced tax rate if you meet holding period and certain other requirements. Distributions of net long-term capital gains are taxable as long-term capital gains. This tax treatment of distributions of net long-term capital gains applies regardless of how long you have owned Fund shares. Any sale, redemption, or exchange of Fund shares may be taxable.

YOUR INVESTMENT

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

Shareholders that are exempt from U.S. federal income tax, such as Retirement and Benefit Plans that are qualified under Section 401 of the Internal Revenue Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares. However, in the case of Fund shares held through a nonqualified deferred compensation plan, Fund dividends and distributions received by the plan and sales and exchanges of Fund shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose Retirement and Benefit Plan invests in the Fund generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a Retirement and Benefit Plan generally are taxable to plan participants as ordinary income.

You must provide your Social Security Number or other taxpayer identification number to a Fund along with certifications required by the Internal Revenue Service when you open an account. If you do not or it is otherwise legally required to do so, the Fund will withhold 28% "backup withholding" tax from your distributions, sale proceeds, and any other payments to you.

Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by the Fund, will be mailed to shareholders each year.

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AUTOMATIC SERVICES FOR FUND INVESTORS

Retirement and Benefit Plan and Fee-Based Program Investors. You should consult your Financial Intermediary about automatic services that may be offered through your Retirement and Benefit Plan or Fee-Based Program.

All Other Investors. Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out the Application or by calling 888-522-2388.

For investing

Invest-A-Matic* (Dollar-cost averaging)	You can make fixed, periodic investments ($250 initial and $50 subsequent minimum) into your Fund account by means of automatic money transfers from your bank checking account. See the Application for instructions.

Div-Move*	You may automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($50 minimum).

  *  In the case of Financial Intermediaries maintaining accounts in omnibus recordkeeping environments or in nominee name that aggregate the underlying accounts' purchase orders for Fund shares, the minimum subsequent investment requirements described above will not apply to such underlying accounts.

For selling shares

Systematic Withdrawal Plan ("SWP")	You can make regular withdrawals from most Lord Abbett-sponsored funds. Automatic cash withdrawals will be paid to you from your account in fixed or variable amounts. To establish an SWP, the value of your shares for Class A or C must be at least $10,000, and for Class B the value of your shares must be at least $25,000, except in the case of an SWP established for certain Retirement and Benefit Plans, for which there is no minimum. Your shares must be in non-certificate form.

Class B and C Shares	The CDSC will be waived on redemptions of up to 12% of the current NAV of your account at the time of your SWP request. For SWP redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in this situation. Redemption proceeds due to an SWP for Class B and C shares will be redeemed in the order described under "CDSC" under "Sales Charges."

YOUR INVESTMENT

OTHER SERVICES FOR FUND INVESTORS

Retirement and Benefit Plan and Fee-Based Program Investors. You should consult your Financial Intermediary about other services that may be offered through your Retirement and Benefit Plan or Fee-Based Program.

All Other Investors. The following additional services are offered to individual investors as well as investors not qualifying for another investment category.

Telephone Investing. After we have received the Application (selecting "yes" under Section 8C and completing Section 7), you may instruct us by phone to have money transferred from your bank account to purchase shares of the Fund for an existing account. The Fund will purchase the requested shares when it receives the money from your bank.

Account Statements. Every investor automatically receives quarterly account statements.

Householding. We have adopted a policy that allows us to send only one copy of the Fund's Prospectus, proxy material, Annual Report and Semiannual Report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 888-522-2388 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 888-522-2388.

Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

OTHER INFORMATION FOR FUND INVESTORS

Excessive Trading and Market Timing. The Fund is designed for long-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices ("frequent trading") may disrupt management of the Fund, raise its

Telephone Transactions. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. The Fund and Lord Abbett will take measures to verify the identity of the caller, such as asking for your name, account number, Social Security or Taxpayer Identification Number and other relevant information. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Transactions by telephone may be difficult to implement in times of drastic economic or market change.

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expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund's investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund's share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as "time zone arbitrage"). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as "price arbitrage"). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder's ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see "Other Information for Fund Investors – Pricing of Fund Shares."

The Fund's Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund's policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment-strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading

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policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Frequent Trading Policy and Procedures. Under the frequent trading policy, any Lord Abbett Fund shareholder redeeming Fund shares valued at $5,000 or more (other than shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund) from an account will be prohibited from investing in the Fund in the account for 30 calendar days after the redemption (the "Policy"). The Policy applies to all redemptions and purchases for an account that are part of an exchange transaction or transfer of assets, but does not apply to the following types of transactions unless the Distributor determines in its sole discretion that the transaction may be harmful to the Fund: (1) systematic purchases and redemptions, such as purchases made through reinvestment of dividends or other distributions, or certain automatic or systematic investment, exchange or withdrawal plans (such as payroll deduction plans, and the Fund's Invest-A-Matic and Systematic Withdrawal Plans); (2) Retirement and Benefit Plan payroll and/or employer contributions, loans and distributions; (3) purchases or redemptions by a "fund-of-funds" or similar investment vehicle that the Distributor in its sole discretion has determined is not designed to and/or is not serving as a vehicle for frequent trading; (4) purchases by an account that is part of a Fee-Based Program or mutual fund separate account program; and (5) purchases involving certain transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; provided that the Financial Intermediary maintaining the account is able to identify the transaction in its records as one of these transactions.

In addition to the Policy, we have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is inconsistent with the Policy. If, based on these monitoring procedures, we believe that an investor is engaging in, or has engaged in, frequent trading that may be harmful to the Fund, normally, we will notify the investor (and/or the investor's financial advisor) to cease all such activity in the account. If the activity occurs again, we will place a block on all further purchases or exchanges of the Fund's shares in the investor's account and inform the investor (and/or the investor's financial advisor) to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. Investors electing to exchange or redeem Fund shares under these circumstances should consider that the transaction may be subject to a CDSC or result in tax consequences. As stated above, although we generally notify the investor (and/or the investor's financial advisor) to cease all activity indicative of

YOUR INVESTMENT

frequent trading prior to placing a block on further purchases or exchanges, we reserve the right to immediately place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. While we attempt to apply the Policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection.

We recognize that Financial Intermediaries that maintain accounts in omnibus recordkeeping environments or in nominee name may not be able reasonably to apply the Policy due to systems limitations or other reasons. In these instances, the Distributor may review the frequent trading policies and procedures that an individual Financial Intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. The Distributor also will seek the Financial Intermediary's agreement to cooperate with the Distributor's efforts to (1) monitor the Financial Intermediary's adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that the Distributor in its sole discretion deems adequate, and (2) stop any trading activity the Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a Financial Intermediary's application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by the Distributor and by certain other Financial Intermediaries. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the Financial Intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund's shares may be held by Financial Intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a Financial Intermediary, to our knowledge, in an omnibus environment or in nominee name, the Distributor will seek to receive sufficient information from the Financial Intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the Financial Intermediary and request it to provide the Distributor with additional transaction information so that the Distributor may determine if any investors appear to have engaged in frequent trading activity. The Distributor's monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing

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frequent trading than the procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the Financial Intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that the Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or may also terminate our relationship with the Financial Intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name. The nature of these relationships also may inhibit or prevent the Distributor or the Fund from assuring the uniform assessment of CDSCs on investors, even though Financial Intermediaries operating in omnibus environments typically have agreed to assess the CDSCs or assist the Distributor or the Fund in assessing them.

Procedures Required by the USA PATRIOT Act. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Fund, to obtain, verify, and record information that identifies each person who opens an account. What this means for you – when you open an account, we will ask for your name, address, date of birth, Social Security Number or similar number, and other information that will allow us to identify you. We will ask for similar information in the case of persons who will be signing on behalf of a legal entity that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your Application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, the Fund reserves the right to

YOUR INVESTMENT

reject purchase orders accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

Pricing of Fund Shares. NAV per share for each class of Fund shares is calculated, under normal circumstances, each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Unlisted fixed income securities having remaining maturities of 60 days or less are valued at their amortized cost.

Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded are valued under fair value procedures approved by the Fund's Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted price, or the security is relatively illiquid. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. The Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated

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using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

These tables describe the Funds' performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Funds would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights, excluding the six-months ended April 30, 2007, have been audited by Deloitte & Touche LLP, the Funds' independent registered public accounting firm, in conjunction with their annual audits of the Funds' financial statements. Financial statements and the Report of Independent Registered Public Accounting Firm thereon appear in the 2006 Annual Report to Shareholders, and are incorporated by reference in the Statement of Additional Information, which is available upon request. Unaudited financial statements for the six months ended April 30, 2007 appear in the 2007 Semiannual Report to Shareholders, and are incorporated by reference in the Statement of Additional Information. Certain information reflects financial results for a single Fund share.

FINANCIAL INFORMATION

ALL VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$13.14		$12.13	$11.18	$9.93	$8.22	$9.83
Investment operations:
Net investment income(a)	.04		.08	.07	.06	.02	.01
Net realized and unrealized gain (loss)	.86		1.82	1.06	1.30	1.87	(.67)
Total from investment operations	.90		1.90	1.13	1.36	1.89	(.66)
Distributions to shareholders from:
Net investment income	(.08)		(.06)	(.07)	(.01)	—	(.02)
Net realized gain	(.97)		(.83)	(.11)	(.10)	(.18)	(.93)
Total distributions	(1.05)		(.89)	(.18)	(.11)	(.18)	(.95)
Net asset value, end of period	$12.99		$13.14	$12.13	$11.18	$9.93	$8.22
Total Return(b)	7.34	%(c)	16.49%	10.19%	13.80%	23.46%	(7.95)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.55	%(c)	1.14%	1.17%	1.24%	1.38%	1.42%
Expenses, excluding expense reductions	.55	%(c)	1.14%	1.17%	1.24%	1.38%	1.42%
Net investment income	.35	%(c)	.63%	.62%	.53%	.25%	.13%
Supplemental Data:
Net assets, end of period (000)	$2,334,923		$2,198,884	$1,771,120	$1,268,285	$452,098	$189,698
Portfolio turnover rate	29.22	%(c)	63.84%	52.24%	21.92%	36.39%	79.39%

FINANCIAL INFORMATION

ALL VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Class B Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$12.66		$11.74	$10.84	$9.69	$8.07	$9.70
Investment operations:
Net investment income (loss)(a)	—	(d)	— (d)	— (d)	(.01)	(.03)	(.04)
Net realized and unrealized gain (loss)	.83		1.76	1.02	1.26	1.83	(.66)
Total from investment operations	.83		1.76	1.02	1.25	1.80	(.70)
Distributions to shareholders from:
Net investment income	—		—	(.01)	—	—	—
Net realized gain	(.97)		(.84)	(.11)	(.10)	(.18)	(.93)
Total distributions	(.97)		(.84)	(.12)	(.10)	(.18)	(.93)
Net asset value, end of period	$12.52		$12.66	$11.74	$10.84	$9.69	$8.07
Total Return(b)	7.03	%(c)	15.68%	9.52%	12.98%	22.77%	(8.51)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.87	%(c)	1.79%	1.81%	1.87%	2.00%	2.03%
Expenses, excluding expense reductions	.87	%(c)	1.79%	1.81%	1.87%	2.00%	2.03%
Net investment income (loss)	.03	%(c)	(.02)%	(.01)%	(.10)%	(.37)%	(.48)%
Supplemental Data:
Net assets, end of period (000)	$285,183		$278,649	$240,977	$185,775	$100,272	$47,423
Portfolio turnover rate	29.22	%(c)	63.84%	52.24%	21.92%	36.39%	79.39%

FINANCIAL INFORMATION

ALL VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Class C Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$12.62		$11.71	$10.81	$9.66	$8.05	$9.67
Investment operations:
Net investment income (loss)(a)	—	(d)	— (d)	— (d)	(.01)	(.03)	(.03)
Net realized and unrealized gain (loss)	.83		1.75	1.02	1.26	1.82	(.66)
Total from investment operations	.83		1.75	1.02	1.25	1.79	(.69)
Distributions to shareholders from:
Net investment income	—		—	(.01)	—	—	—
Net realized gain	(.97)		(.84)	(.11)	(.10)	(.18)	(.93)
Total distributions	(.97)		(.84)	(.12)	(.10)	(.18)	(.93)
Net asset value, end of period	$12.48		$12.62	$11.71	$10.81	$9.66	$8.05
Total Return(b)	7.07	%(c)	15.64%	9.56%	13.02%	22.70%	(8.42)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.87	%(c)	1.79%	1.81%	1.87%	2.00%	1.89%
Expenses, excluding expense reductions	.87	%(c)	1.79%	1.81%	1.87%	2.00%	1.89%
Net investment income (loss)	.03	%(c)	(.02)%	(.01)%	(.10)%	(.37)%	(.34)%
Supplemental Data:
Net assets, end of period (000)	$645,718		$622,822	$513,752	$389,161	$200,025	$112,052
Portfolio turnover rate	29.22	%(c)	63.84%	52.24%	21.92%	36.39%	79.39%

FINANCIAL INFORMATION

ALL VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class P Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$13.03		$12.05	$11.12	$9.88	$8.19	$9.83
Investment operations:
Net investment income(a)	.04		.06	.06	.05	.01	— (d)
Net realized and unrealized gain (loss)	.84		1.82	1.05	1.30	1.86	(.66)
Total from investment operations	.88		1.88	1.11	1.35	1.87	(.66)
Distributions to shareholders from:
Net investment income	(.09)		(.06)	(.07)	(.01)	—	(.05)
Net realized gain	(.97)		(.84)	(.11)	(.10)	(.18)	(.93)
Total distributions	(1.06)		(.90)	(.18)	(.11)	(.18)	(.98)
Net asset value, end of period	$12.85		$13.03	$12.05	$11.12	$9.88	$8.19
Total Return(b)	7.24	%(c)	16.36%	10.09%	13.71%	23.30%	(8.04)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.60	%(c)	1.24%	1.26%	1.32%†	1.45%	1.48%
Expenses, excluding expense reductions	.60	%(c)	1.25%	1.26%	1.32%†	1.45%	1.48%
Net investment income	.30	%(c)	.49%	.47%	.45%†	.18%	.07%
Supplemental Data:
Net assets, end of period (000)	$48,392		$42,516	$13,279	$4,895	$1,280	$368
Portfolio turnover rate	29.22	%(c)	63.84%	52.24%	21.92%	36.39%	79.39%

  †  The ratios have been determined on a Fund basis.

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Not annualized.

  (d)  Amount represents less than $.01.

FINANCIAL INFORMATION

INTERNATIONAL CORE EQUITY FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Six Months Ended 4/30/2007		Year Ended 10/31		12/15/2003(a) to
	(unaudited)		2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.23		$12.37	$10.42	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income(b)	.06		.08	.09	.04
Net realized and unrealized gain	2.17		3.17	1.87	.23
Total from investment operations	2.23		3.25	1.96	.27
Distributions to shareholders from:
Net investment income	(.06)		(.05)	(.01)	—
Net realized gain	(.92)		(.34)	—	—
Total distributions	(.98)		(.39)	(.01)	—
Net asset value, end of period	$16.48		$15.23	$12.37	$10.42
Total Return(c)					1.50	%(d)(e)
Total Return(c)	15.22	%(d)	26.86%	18.80%	2.66	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.68	%(d)	1.52%	1.66%	1.50	%(d)
Expenses, excluding expense reductions and including expenses assumed	.69	%(d)	1.53%	1.66%	1.50	%(d)
Expenses, excluding expense reductions and expenses assumed	.69	%(d)	1.53%	1.66%	2.13	%(d)
Net investment income	.36	%(d)	.55%	.79%	.40	%(d)
Supplemental Data:
Net assets, end of period (000)	$883,917		$655,273	$235,563	$58,484
Portfolio turnover rate	70.90	%(d)	134.00%	100.87%	142.16%

FINANCIAL INFORMATION

INTERNATIONAL CORE EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Class B Shares
	Six Months Ended 4/30/2007		Year Ended 10/31		12/15/2003(a) to
	(unaudited)		2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.00		$12.24	$10.36	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income (loss)(b)	—		(.01)	.03	(.01)
Net realized and unrealized gain	2.15		3.13	1.85	.22
Total from investment operations	2.15		3.12	1.88	.21
Distributions to shareholders from:
Net investment income	—		(.02)	—	—
Net realized gain	(.92)		(.34)	—	—
Total distributions	(.92)		(.36)	—	—
Net asset value, end of period	$16.23		$15.00	$12.24	$10.36
Total Return(c)					1.50	%(d)(e)
Total Return(c)	14.87	%(d)	25.98%	18.15%	2.07	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.01	%(d)	2.17%	2.30%	2.04	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.02	%(d)	2.18%	2.30%	2.04	%(d)
Expenses, excluding expense reductions and expenses assumed	1.02	%(d)	2.18%	2.30%	2.67	%(d)
Net investment income (loss)	.03	%(d)	(.09)%	.22%	(.14	)%(d)
Supplemental Data:
Net assets, end of period (000)	$67,849		$51,040	$17,472	$2,937
Portfolio turnover rate	70.90	%(d)	134.00%	100.87%	142.16%

FINANCIAL INFORMATION

INTERNATIONAL CORE EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Class C Shares
	Six Months Ended 4/30/2007		Year Ended 10/31		12/15/2003(a) to
	(unaudited)		2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.00		$12.24	$10.37	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income (loss)(b)	.01		(.01)	.02	(.01)
Net realized and unrealized gain	2.14		3.13	1.85	.23
Total from investment operations	2.15		3.12	1.87	.22
Distributions to shareholders from:
Net investment income	—		(.02)	—	—
Net realized gain	(.92)		(.34)	—	—
Total distributions	(.92)		(.36)	—	—
Net asset value, end of period	$16.23		$15.00	$12.24	$10.37
Total Return(c)					1.50	%(d)(e)
Total Return(c)	14.87	%(d)	25.98%	18.03%	2.17	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.01	%(d)	2.17%	2.30%	2.04	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.02	%(d)	2.18%	2.30%	2.04	%(d)
Expenses, excluding expense reductions and expenses assumed	1.02	%(d)	2.18%	2.30%	2.67	%(d)
Net investment income (loss)	.03	%(d)	(.07)%	.19%	(.14	)%(d)
Supplemental Data:
Net assets, end of period (000)	$181,072		$138,424	$44,240	$9,291
Portfolio turnover rate	70.90	%(d)	134.00%	100.87%	142.16%

FINANCIAL INFORMATION

INTERNATIONAL CORE EQUITY FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class P Shares
	Six Months Ended 4/30/2007		Year Ended 10/31		12/15/2003(a) to
	(unaudited)		2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.22		$12.36	$10.41	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income(b)	.05		.08	.07	.04
Net realized and unrealized gain	2.17		3.16	1.88	.22
Total from investment operations	2.22		3.24	1.95	.26
Distributions to shareholders from:
Net investment income	(.06)		(.03)	—	—
Net realized gain	(.92)		(.35)	—	—
Total distributions	(.98)		(.38)	—	—
Net asset value, end of period	$16.46		$15.22	$12.36	$10.41
Total Return(c)					1.50	%(d)(e)
Total Return(c)	15.19	%(d)	26.69%	18.73%	2.56	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.73	%(d)	1.62%	1.71%	1.55	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.74	%(d)	1.63%	1.71%	1.55	%(d)†
Expenses, excluding expense reductions and expenses assumed	.74	%(d)	1.63%	1.71%	2.18	%(d)†
Net investment income	.33	%(d)	.55%	.63%	.35	%(d)†
Supplemental Data:
Net assets, end of period (000)	$122		$66	$16	$11
Portfolio turnover rate	70.90	%(d)	134.00%	100.87%	142.16%

  †  The ratios have been determined on a Fund basis.

  (a)  Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public is January 2, 2004.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)  Not annualized.

  (e)  Total return for the period 12/15/2003 through 12/31/2003.

  (f)  Total return for the period 12/31/2003 through 10/31/2004.

FINANCIAL INFORMATION

INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$15.72		$11.97	$9.61	$8.41	$6.29	$7.78
Investment operations:
Net investment income (loss)	(.03)		.05	(.01)	.02	.08	.03
Net realized and unrealized gain (loss)	2.76		3.70	2.37	1.33	2.09	(1.52)
Total from investment operations	2.73		3.75	2.36	1.35	2.17	(1.49)
Distributions to shareholders from:
Net investment income	(.02)		—	—	(.15)	(.05)	—
Net asset value, end of period	$18.43		$15.72	$11.97	$9.61	$8.41	$6.29
Total Return(b)	17.35	%(d)	31.33%	24.56%	16.31%	35.07%	(19.16)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.75	%(d)	1.60%	1.74%	1.83%	2.11%	1.89%
Expenses, excluding expense reductions	.75	%(d)	1.60%	1.74%	1.83%	2.11%	1.89%
Net investment income (loss)	(.16	)%(d)	.38%	(.11)%	.26%	1.11%	.50%
Supplemental Data:
Net assets, end of period (000)	$186,702		$148,996	$89,402	$67,314	$55,230	$44,975
Portfolio turnover rate	43.62	%(d)	98.16%	78.65%	75.56%	72.36%	82.38%

FINANCIAL INFORMATION

INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Class B Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$15.12		$11.59	$9.37	$8.20	$6.13	$7.65
Investment operations:
Net investment income (loss)(a)	(.08)		(.04)	(.08)	(.04)	.03	(.02)
Net realized and unrealized gain (loss)	2.66		3.57	2.30	1.30	2.05	(1.50)
Total from investment operations	2.58		3.53	2.22	1.26	2.08	(1.52)
Distributions to shareholders from:
Net investment income	—		—	—	(.09)	(.01)	—
Net asset value, end of period	$17.70		$15.12	$11.59	$9.37	$8.20	$6.13
Total Return(b)	17.06	%(d)	30.46%	23.69%	15.61%	33.89%	(19.87)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.08	%(d)	2.24%	2.38%	2.48%	2.73%	2.69%
Expenses, excluding expense reductions	1.08	%(d)	2.24%	2.39%	2.48%	2.73%	2.69%
Net investment income (loss)	(.49	)%(d)	(.30)%	(.76)%	(.39)%	.49%	(.30)%
Supplemental Data:
Net assets, end of period (000)	$42,020		$36,642	$27,115	$21,962	$17,978	$13,174
Portfolio turnover rate	43.62	%(d)	98.16%	78.65%	75.56%	72.36%	82.38%

FINANCIAL INFORMATION

INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Class C Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$15.05		$11.54	$9.32	$8.19	$6.12	$7.61
Investment operations:
Net investment income (loss)(a)	(.08)		(.04)	(.08)	(.04)	.07	— (c)
Net realized and unrealized gain (loss)	2.64		3.55	2.30	1.30	2.04	(1.49)
Total from investment operations	2.56		3.51	2.22	1.26	2.11	(1.49)
Distributions to shareholders from:
Net investment income	—		—	—	(.13)	(.04)	—
Net asset value, end of period	$17.61		$15.05	$11.54	$9.32	$8.19	$6.12
Total Return(b)	17.01	%(d)	30.42%	23.82%	15.61%	34.67%	(19.58)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.08	%(d)	2.24%	2.38%	2.48%	2.73%	2.36%
Expenses, excluding expense reductions	1.08	%(d)	2.25%	2.39%	2.48%	2.73%	2.36%
Net investment income (loss)	(.48	)%(d)	(.27)%	(.75)%	(.39)%	.99%	.03%
Supplemental Data:
Net assets, end of period (000)	$39,731		$30,673	$17,621	$12,766	$10,323	$7,823
Portfolio turnover rate	43.62	%(d)	98.16%	78.65%	75.56%	72.36%	82.38%

FINANCIAL INFORMATION

INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class P Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$15.89		$12.11	$9.71	$8.47		$6.31		$7.82
Investment operations:
Net investment income (loss)(a)	(.04)		.09	(.01)	.01		.10		.03
Net realized and unrealized gain (loss)	2.79		3.69	2.41	1.35		2.10		(1.54)
Total from investment operations	2.75		3.78	2.40	1.36		2.20		(1.51)
Distributions to shareholders from:
Net investment income	(.03)		—	—	(.12)		(.04)		—
Net asset value, end of period	$18.61		$15.89	$12.11	$9.71		$8.47		$6.31
Total Return(b)	17.33	%(d)	31.21%	24.72%	16.37%		35.17%		(19.31)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.80	%(d)	1.74%	1.69%	1.93	%†	2.18	%†	2.14%
Expenses, excluding expense reductions	.80	%(d)	1.74%	1.69%	1.93	%†	2.18	%†	2.14%
Net investment income (loss)	(.22	)%(d)	.62%	(.06)%	.16	%†	1.00	%†	.25%
Supplemental Data:
Net assets, end of period (000)	$1,727		$1,489	$3	$1		$1		$1
Portfolio turnover rate	43.62	%(d)	98.16%	78.65%	75.56%		72.36%		82.38%

  †  The ratios have been determined on a Fund basis.

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Amount represents less than $.01.

  (d)  Not annualized.

FINANCIAL INFORMATION

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Six Months Ended 4/30/2007		Year Ended			6/23/2003(a) to
	(unaudited)		2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$14.19		$12.38	$11.80	$10.73	$10.00
Unrealized depreciation on investments						(.10)
Net asset value on SEC Effective Date, June 30, 2003						$9.90
Investment operations:
Net investment income(b)	.10		.17	.14	.09	.03
Net realized and unrealized gain	.87		2.05	.71	1.05	.80
Total from investment operations	.97		2.22	.85	1.14	.83
Distributions to shareholders from:
Net investment income	(.17)		(.12)	(.11)	(.07)	—
Net realized gain	(.32)		(.29)	(.16)	—	—
Total distributions	(.49)		(.41)	(.27)	(.07)	—
Net asset value, end of period	$14.67		$14.19	$12.38	$11.80	$10.73
Total Return(c)						(1.00	)%(d)(e)
Total Return(c)	7.11	%(d)	18.40%	7.23%	10.74%	8.38	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.47	%(d)	.95%	.95%	.95%	.33	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.47	%(d)	.95%	.95%	.95%	.33	%(d)†
Expenses, excluding expense reductions and expenses assumed	.59	%(d)	1.28%	1.50%	2.59%	7.12	%(d)†
Net investment income	.70	%(d)	1.26%	1.14%	.75%	.27	%(d)†
Supplemental Data:
Net assets, end of period (000)	$25,382		$20,994	$13,763	$10,102	$2,271
Portfolio turnover rate	43.88	%(d)	42.16%	54.12%	30.53%	8.87%

FINANCIAL INFORMATION

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Class B Shares
	Six Months Ended 4/30/2007		Year Ended			6/23/2003(a) to
	(unaudited)		2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$13.96		$12.19	$11.67	$10.68	$10.00
Unrealized depreciation on investments						(.11)
Net asset value on SEC Effective Date, June 30, 2003						$9.89
Investment operations:
Net investment income(b)	.05		.08	.06	.01	—	(g)
Net realized and unrealized gain	.86		2.03	.69	1.05	.79
Total from investment operations	.91		2.11	.75	1.06	.79
Distributions to shareholders from:
Net investment income	(.11)		(.04)	(.07)	(.07)	—
Net realized gain	(.32)		(.30)	(.16)	—	—
Total distributions	(.43)		(.34)	(.23)	(.07)	—
Net asset value, end of period	$14.44		$13.96	$12.19	$11.67	$10.68
Total Return(c)						(1.10	)%(d)(e)
Total Return(c)	6.76	%(d)	17.65%	6.49%	10.02%	7.99	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.79	%(d)	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.79	%(d)	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, excluding expense reductions and expenses assumed	.92	%(d)	1.93%	2.11%	3.24%	7.35	%(d)†
Net investment income	.38	%(d)	.60%	.49%	.10%	.04	%(d)†
Supplemental Data:
Net assets, end of period (000)	$3,768		$3,109	$1,749	$1,445	$111
Portfolio turnover rate	43.88	%(d)	42.16%	54.12%	30.53%	8.87%

FINANCIAL INFORMATION

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Class C Shares
	Six Months Ended 4/30/2007		Year Ended			6/23/2003(a) to
	(unaudited)		2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$13.95		$12.20	$11.69	$10.69	$10.00
Unrealized depreciation on investments						(.11)
Net asset value on SEC Effective Date, June 30, 2003						$9.89
Investment operations:
Net investment income(b)	.05		.08	.06	.01	—	(g)
Net realized and unrealized gain	.86		2.02	.70	1.06	.80
Total from investment operations	.91		2.10	.76	1.07	.80
Distributions to shareholders from:
Net investment income	(.10)		(.05)	(.09)	(.07)	—
Net realized gain	(.32)		(.30)	(.16)	—	—
Total distributions	(.42)		(.35)	(.25)	(.07)	—
Net asset value, end of period	$14.44		$13.95	$12.20	$11.69	$10.69
Total Return(c)						(1.10	)%(d)(e)
Total Return(c)	6.75	%(d)	17.58%	6.50%	10.07%	8.09	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.79	%(d)	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.79	%(d)	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, excluding expense reductions and expenses assumed	.92	%(d)	1.93%	2.18%	3.24%	7.35	%(d)†
Net investment income	.38	%(d)	.61%	.46%	.10%	.04	%(d)†
Supplemental Data:
Net assets, end of period (000)	$6,293		$4,753	$3,155	$1,490	$148
Portfolio turnover rate	43.88	%(d)	42.16%	54.12%	30.53%	8.87%

FINANCIAL INFORMATION

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class P Shares
	Six Months Ended 4/30/2007		Year Ended			6/23/2003(a) to
	(unaudited)		2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$14.19		$12.38	$11.80	$10.73	$10.00
Unrealized depreciation on investments						(.10)
Net asset value on SEC Effective Date, June 30, 2003						$9.90
Investment operations:
Net investment income(b)	.09		.15	.13	.07	.02
Net realized and unrealized gain	.88		2.05	.70	1.07	.81
Total from investment operations	.97		2.20	.83	1.14	.83
Distributions to shareholders from:
Net investment income	(.15)		(.10)	(.09)	(.07)	—
Net realized gain	(.32)		(.29)	(.16)	—	—
Total distributions	(.47)		(.39)	(.25)	(.07)	—
Net asset value, end of period	$14.69		$14.19	$12.38	$11.80	$10.73
Total Return(c)						(1.00	)%(d)(e)
Total Return(c)	7.09	%(d)	18.23%	7.07%	10.65%	8.38	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.52	%(d)	1.05%	1.05%	1.05%	.37	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.52	%(d)	1.05%	1.05%	1.05%	.37	%(d)†
Expenses, excluding expense reductions and expenses assumed	.64	%(d)	1.38%	1.52%	2.69%	7.16	%(d)†
Net investment income	.65	%(d)	1.17%	1.06%	.65%	.23	%(d)†
Supplemental Data:
Net assets, end of period (000)	$16		$15	$13	$12	$11
Portfolio turnover rate	43.88	%(d)	42.16%	54.12%	30.53%	8.87%

  †  The ratios have been determined on a Fund basis.

  (a)  Commencement of investment operations; SEC effective date and date shares first became available to the public is June 30, 2003.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)  Not annualized.

  (e)  Total return for the period June 23, 2003 through June 30, 2003.

  (f)  Total return for the period June 30, 2003 through October 31, 2003.

  (g)  Amount represents less than $.01.

FINANCIAL INFORMATION

VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	Six Months Ended 4/30/2007 (unaudited)		12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.43		$10.00
Investment operations:
Net investment income(b)	.02		.01
Net realized and unrealized gain	1.37		2.42
Total from investment operations	1.39		2.43
Distributions to shareholders from:
Net realized gain	(.38)		—
Net asset value, end of period	$13.44		$12.43
Total Return(c)	11.48	%(d)	24.30	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.64	%(d)	1.11	%(d)
Expenses, excluding expense reductions and including expenses assumed	.64	%(d)	1.11	%(d)
Expenses, excluding expense reductions and expenses assumed	.69	%(d)	1.73	%(e)
Net investment income	.14	%(d)	.14	%(e)
Supplemental Data:
Net assets, end of period (000)	$109,182		$59,245
Portfolio turnover rate	85.09	%(d)	296.82	%(d)

FINANCIAL INFORMATION

VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Class B Shares
	Six Months Ended 4/30/2007 (unaudited)		12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.37		$10.00
Investment operations:
Net investment loss(b)	(.02)		(.06)
Net realized and unrealized gain	1.36		2.43
Total from investment operations	1.34		2.37
Distributions to shareholders from:
Net realized gain	(.38)		—
Net asset value, end of period	$13.33		$12.37
Total Return(c)	11.12	%(d)	23.70	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.96	%(d)	1.67	%(d)
Expenses, excluding expense reductions and including expenses assumed	.96	%(d)	1.67	%(d)
Expenses, excluding expense reductions and expenses assumed	1.01	%(d)	2.30	%(e)
Net investment loss	(.19	)%(d)	(.53	)%(e)
Supplemental Data:
Net assets, end of period (000)	$11,039		$5,440
Portfolio turnover rate	85.09	%(d)	296.82	%(d)

FINANCIAL INFORMATION

VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Class C Shares
	Six Months Ended 4/30/2007 (unaudited)		12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.37		$10.00
Investment operations:
Net investment loss(b)	(.02)		(.06)
Net realized and unrealized gain	1.36		2.43
Total from investment operations	1.34		2.37
Distributions to shareholders from:
Net realized gain	(.38)		—
Net asset value, end of period	$13.33		$12.37
Total Return(c)	11.12	%(d)	23.70	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.96	%(d)	1.67	%(d)
Expenses, excluding expense reductions and including expenses assumed	.96	%(d)	1.67	%(d)
Expenses, excluding expense reductions and expenses assumed	1.01	%(d)	2.29	%(e)
Net investment loss	(.19	)%(d)	(.53	)%(e)
Supplemental Data:
Net assets, end of period (000)	$34,736		$14,850
Portfolio turnover rate	85.09	%(d)	296.82	%(d)

FINANCIAL INFORMATION

VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class P Shares
	Six Months Ended 4/30/2007 (unaudited)		12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.42		$10.00
Investment operations:
Net investment income(b)	—		.02
Net realized and unrealized gain	1.38		2.40
Total from investment operations	1.38		2.42
Distributions to shareholders from:
Net realized gain	(.38)		—
Net asset value, end of period	$13.42		$12.42
Total Return(c)	11.40	%(d)	24.20	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.69	%(d)	1.20	%(d)
Expenses, excluding expense reductions and including expenses assumed	.69	%(d)	1.20	%(d)
Expenses, excluding expense reductions and expenses assumed	.74	%(d)	3.09	%(e)
Net investment income	.01	%(d)	.27	%(e)
Supplemental Data:
Net assets, end of period (000)	$2,345		$12
Portfolio turnover rate	85.09	%(d)	296.82	%(d)

  (a)  Commencement of investment operations and SEC effective date is December 20, 2005; date shares became available to the public is January 3, 2006.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)  Not annualized.

  (e)  Annualized.

FINANCIAL INFORMATION

NOTES:

NOTES:

NOTES:

To Obtain Information:
By telephone. For shareholder account inquiries and for literature requests call the Funds at: 888-522-2388.
By mail. Write to each Fund at: The Lord Abbett Family of Funds 90 Hudson Street Jersey City, NJ 07302-3973
Via the Internet. Lord, Abbett & Co. LLC www.LordAbbett.com
Text only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov.
You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

More information on each Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

The Funds' Annual and Semiannual Reports contain more information about each Fund's investments and performance. The Annual Report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year. The Reports are available free of charge at www.LordAbbett.com, and through other means, as indicated on the left.

STATEMENTS OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this Prospectus). The SAI is available free of charge at www.LordAbbett.com, and through other means, as indicated on the left.

Lord Abbett Mutual Fund shares are
distributed by:
LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street
Jersey City, NJ 07302-3973

Lord Abbett Securities Trust

Lord Abbett All Value Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large-Cap Value Fund

Lord Abbett Value Opportunities Fund

LST-1
(9/07)

SEC File Number: 811-07538

Lord Abbett
Alpha Strategy Fund

PROSPECTUS

SEPTEMBER 14, 2007

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

THE FUND

INFORMATION ABOUT THE GOAL, PRINCIPAL STRATEGY, MAIN RISKS, PERFORMANCE, FEES AND EXPENSES	Goal	2

	Principal Strategy	2

	Main Risks	3

	Performance	4

	Fees and Expenses	7

	Additional Investment Information	9

	Management	13

YOUR INVESTMENT

INFORMATION FOR MANAGING YOUR FUND ACCOUNT	Choosing a Share Class	15

	Sales Charges	20

	Retirement and Benefit Plan Investors	27

	Fee-Based Program Investors	29

	Other Information About Retirement and Benefit Plans and Fee-Based Programs	30

	Financial Intermediary Compensation	32

	Purchases	39

	Exchanges	40

	Redemptions	41

	Distributions and Taxes	43

	Automatic Services for Fund Investors	45

	Other Services for Fund Investors	45

	Other Information for Fund Investors	46

FINANCIAL INFORMATION

Financial highlights	53

APPENDIX

Appendix A: Underlying Funds	A-1

ADDITIONAL INFORMATION

HOW TO LEARN MORE ABOUT THE FUND AND OTHER LORD ABBETT FUNDS	Back Cover

THE FUND

GOAL

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL STRATEGY

This Fund is a "fund of funds" – meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds and money market instruments. To pursue its goal, the Fund allocates its assets primarily to domestic equity securities by investing in a weighted combination of other funds managed by Lord, Abbett & Co. LLC ("Lord Abbett") that hold such instruments. The Fund selectively allocates its assets to foreign and multinational equity securities by investing in a weighted combination of other funds managed by Lord Abbett that hold such instruments. The Fund seeks to achieve a balance, over time, between domestic and, to a lesser extent, foreign securities similar to that of the Russell 2000® Index. The underlying funds may invest in a broad range of equity securities (including common and preferred stocks, warrants and similar instruments). As a result, the Fund's performance and risks will proportionately mirror the performance and risks of the securities held by the underlying funds in which the Fund invests. This Fund is intended for investors who are seeking exposure to the stocks of small U.S. companies managed in both growth and value styles.

The Fund will generally seek to allocate its assets primarily to domestic equity securities and selectively to foreign equity securities in a proportion that the manager believes is best suited to achieving the Fund's investment objective in light of current market conditions. The Fund will decide in which of the underlying funds it will invest at any particular time, as well as the relative amounts invested in those funds. For information about the underlying funds, see "Appendix A: Underlying Funds" below.

We, the Fund, or Alpha Strategy Fund refers to the Lord Abbett Alpha Strategy Fund, a portfolio or series of Lord Abbett Securities Trust (the "Trust").
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.
Multinational companies are those companies that conduct their business operations and activities in more than one country.
Fund's Volatility and Balance. The Fund's long-term volatility is expected to approximate that of the unmanaged Russell 2000® Index. Over time, the Fund intends to approximate the index's balance between domestic and, to a lesser extent, foreign securities by varying its investments in the underlying funds, subject to the Fund's cash flow and desire to avoid excessive capital gains distributions. Past performance and volatility of the index do not indicate future results for the index or the Fund. The Fund may not achieve this level of volatility or balance, or other objectives.

2

ALPHA STRATEGY FUND

MAIN RISKS

The value of the Fund's investments will fluctuate in response to various factors related to the equity markets, as well as the financial condition and prospects of issuers in which the Fund invests through its underlying funds.

The Fund is subject to the risks associated with stocks and other equity investments. The value of an equity investment will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. If the assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The Fund is subject to the risks of investing in the securities of small companies. Investing in small companies generally involves greater risks than investing in the stocks of large companies. Small companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. In addition, there may be less liquidity in small-company stocks, subjecting them to greater price fluctuations than larger company stocks.

The Fund is subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions, there is no guarantee that these transactions will be successful. They may lower the Fund's return or result in significant losses.

You may invest in the underlying funds directly. By investing in the Fund, you will incur a proportionate share of the expenses of the underlying funds in addition to any expenses of the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund offers a greater level of diversification than many other types of mutual funds, it is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

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ALPHA STRATEGY FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P* shares since the Fund has not issued Class P shares to date. No performance is shown for Class F, R2, and R3 shares since these classes have not completed a full calendar year of operations.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

*As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans and Fee-Based Programs (as defined below). See "Retirement and Benefit Plan Investors" and "Fee-Based Program Investors" for more information.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q '03 +19.2%  Worst Quarter 3rd Q '02 -19.5%

The total return of the Fund's Class A shares for the six-month period from January 1, 2007 to June 30, 2007 was 13.24%.

SYMBOLS:
CLASS A	ALFAX
CLASS B	ALFBX
CLASS C	ALFCX
CLASS F	TBA
CLASS R2	TBA
CLASS R3	TBA

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4

ALPHA STRATEGY FUND

The table below shows how the average annual total returns of the Fund's Class A, B, and C shares compare to those of three broad-based securities market indices and a more narrowly based index. The Fund believes that the S&P/Citigroup Extended Market World ex-US Index is a more appropriate benchmark for the Fund as a measure of the Fund's performance, and therefore will remove S&P/Citigroup Small Cap World Index in the 2008 Prospectus. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C shares are not shown in the table and will vary from those shown for Class A shares.

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ALPHA STRATEGY FUND

Average Annual Total Returns

(for periods ended December 31, 2006)

	1 Year	5 Years	Life of Fund(1)
Class
Class A Shares Return Before Taxes	14.72%	11.99%	6.26%
Return After Taxes on Distributions	13.33%	11.63%	5.73%
Return After Taxes on Distributions and Sales of Fund Shares	9.80%	10.30%	5.15%
Class B Shares	16.97%	12.49%	6.29%
Class C Shares	20.95%	12.64%	6.29%
Class F Shares(2)	–	–	–
Class R2 Shares(2)	–	–	–
Class R3 Shares(2)	–	–	–
Index
85% Russell 2000/15% S&P Citigroup Extended Market World ex-US Index(3) (reflects no deduction for fees, expenses, or taxes)	19.99%	13.23%	7.91	%(4)
Russell 2000® Index(3) (reflects no deduction for fees, expenses, or taxes)	18.37%	11.39%	7.15	%(4)
S&P/Citigroup Extended Market World ex-US Index(3) (reflects no deduction for fees, expenses, or taxes)	29.42%	23.73%	11.49	%(4)
S&P/Citigroup Small-Cap World Index(3) (reflects no deduction for fees, expenses, or taxes)	20.26%	18.70%	10.81	%(4)

  (1)  The date Class A, B, and C shares were first offered to the public is 3/18/98.

  (2)  Class F, R2, and R3 shares have not completed a full calendar year of operations.

  (3)  The performance of the unmanaged index is not necessarily representative of the Fund's performance.

  (4)  Represents total return for the period 3/31/98 – 12/31/06, to correspond with the Class A, B, and C periods shown.

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ALPHA STRATEGY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		B(1)	C		F	P	R2	R3
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	5.75	%(2)	None	None		None	None	None	None
Maximum Deferred Sales Charge (See "Purchases") (3)	None(4)		5.00%	1.00	%(5)	None	None	None	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management") (6)(7)	0.10%		0.10%	0.10%		0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees(8)	0.35%		1.00%	1.00%		0.10%	0.45%	0.60%	0.50%
Other Expenses(9)(10)	0.29%		0.29%	0.29%		0.29%	0.29%	0.29%	0.29%
Acquired Fund Fees and Expenses(10)(11)(12)	1.05%		1.05%	1.05%		1.05%	1.05%	1.05%	1.05%
Total Operating Expenses(10)	1.79%		2.44%	2.44%		1.54%	1.89%	2.04%	1.94%
Management Fee Waiver and Expense Reimbursement(7)	(0.29)%		(0.29)%	(0.29)%		(0.29)%	(0.29)%	(0.29)%	(0.29)%
Net Expenses(7)(13)	1.50%		2.15%	2.15%		1.25%	1.60%	1.75%	1.65%

  (1)  Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

  (2)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Sales Charges – Class A Share Front-End Sales Charges" for more information.

  (3)  The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value ("NAV") at the time of the redemption or the NAV when the shares were originally purchased.

  (4)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (5)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

  (6)  "Management Fees" are payable to Lord Abbett for the Fund's investment management.

  (7)  For the period November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to waive its management fee. For the period from November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Net Expenses do not exceed an aggregate annualized rate of 1.50% of average daily net assets for Class A shares, 2.15% of average daily net assets for Class B and C shares, 1.25% of average daily net assets for Class F shares, 1.60% of average daily net assets for Class P shares, 1.75% of average daily net assets for Class R2 shares, and 1.65% of average daily net assets for Class R3 shares.

  (8)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (9)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services and professional services. The Fund has entered into a servicing arrangement with the underlying funds under which the underlying funds may bear the Fund's Other Expenses. As a result, the Fund does not expect to bear any of these Other Expenses.

  (10)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

  (11)  "Acquired Fund" refers to each underlying fund in which the Fund invests. Shareholders in the Fund indirectly bear the Class Y share expenses of the underlying funds in which the Fund invests. Because the amount of the Fund's assets invested in each of the underlying funds changes daily, the amounts shown in the table are approximate amounts.

  (12)  The amount shown is based upon each underlying fund expense rate including expense reductions.

  (13)  The estimated effective net expense ratio, taking into account all waivers, expense reductions, and servicing arrangements with the underlying funds, is 1.40%, 2.05%, 2.05%, 1.15%, 1.50%, 1.65%, and 1.55% for Class A, B, C, F, P, R2 and R3 shares, respectively.

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7

ALPHA STRATEGY FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' Prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund's pro rata share of the Class Y expenses of the underlying funds. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$719	$1,070	$1,454	$2,529
Class B Shares	$718	$1,023	$1,465	$2,586
Class C Shares	$318	$723	$1,265	$2,747
Class F Shares	$127	$448	$802	$1,801
Class P Shares	$163	$556	$985	$2,180
Class R2 Shares	$178	$602	$1,062	$2,338
Class R3 Shares	$168	$571	$1,011	$2,233

You would have paid the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$719	$1,070	$1,454	$2,529
Class B Shares	$218	$723	$1,265	$2,586
Class C Shares	$218	$723	$1,265	$2,747
Class F Shares	$127	$448	$802	$1,801
Class P Shares	$163	$556	$985	$2,180
Class R2 Shares	$178	$602	$1,062	$2,338
Class R3 Shares	$168	$571	$1,011	$2,233

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8

ADDITIONAL INVESTMENT INFORMATION

The Fund is subject to the general risks and considerations associated with the underlying funds' investments in equity securities. This section describes some of the investment techniques that might be used by the Fund's underlying funds and some of the risks associated with those techniques. References to the underlying funds also include the Fund.

Adjusting Investment Exposure. The underlying funds will be subject to risks associated with investments. The underlying funds may, but are not required to, use various strategies to change their investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices, and other factors. For example, each of the underlying funds may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the underlying fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

Convertible Securities. The underlying funds may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities, but tend to be less volatile and produce more income than their underlying common stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

Depositary Receipts. The underlying funds may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Derivatives. Certain of the underlying funds may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market risks or to increase potential returns. A fund may use derivatives as a substitute for investing directly in securities and currencies, as part of a hedging strategy, or for other purposes related to the management of the fund. The risks associated with derivatives, such as forward contracts, futures and options, may be different and

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9

greater than the risks associated with directly investing in securities and other investments. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Leverage, including borrowing, may increase volatility in a fund by magnifying the effect of changes in the value of a fund's holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would have been the case in the absence of leverage. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a fund's use of derivatives is successful will depend on, among other things, Lord Abbett's ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, a fund's performance could suffer.

Emerging Countries. Certain of the Fund's underlying funds may invest in emerging country securities. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

Foreign Currency Transactions. In accordance with their investment objectives and policies, certain of the underlying funds may engage in various types of foreign currency transactions. The underlying funds may employ a variety of investments and techniques, including spot and forward foreign currency exchange transactions, currency swaps, listed or over-the-counter (OTC) options on currencies, and currency futures and options on currency futures.

An underlying fund's use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the fund's return could be reduced as a result. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund and denominated in those currencies. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging countries.

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Foreign Securities. Certain of the underlying funds may invest substantially all or a significant portion of their assets in foreign securities. Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher, in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.

Options. In accordance with their investment objectives and policies, certain of the underlying funds may purchase call and put options and write (i.e., sell) covered call and put options. A "call option" is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by an underlying fund is covered when, among other things, the underlying fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Certain of the underlying funds may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or securities indices, currencies or futures. The funds also may enter into over-the-counter ("OTC") options contracts, which are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Successful use by the funds of options and options on futures will be subject to Lord Abbett's ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates.

Risks of Options. Underlying fund transactions, in options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and an underlying fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

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Swap and Similar Transactions. Certain of the underlying funds may enter into equity index, credit, currency and total return swap agreements and swaptions (options on swaps). A fund may enter into these transactions swaps for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or "notional" amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified securities or indices. The underlying fund may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

Temporary Defensive Investments. At times each underlying fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.

Information on Portfolio Holdings. The Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Fund's portfolio holdings, including a complete schedule of holdings. The Fund also files its complete schedule of portfolio holdings with the SEC on Form N-Q as of the end of its first and third fiscal quarters.

In addition, on or about the first day of the second month following each calendar quarter-end, the Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The Fund also may make publicly available other portfolio related information within 15 days following the end of each calendar month for which such information is made available. Such information may include: a list of the largest portfolio positions; portfolio commentaries; portfolio performance attribution information; "fact sheets" or similar updates; and certain other information regarding one or more portfolio positions. This information will remain available until the schedule, list,

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commentary, fact sheet, performance attribution or other information for the next month is publicly available. You may view this information for the most recently ended calendar quarter or month at www.LordAbbett.com under the Fund's holdings tab or request a copy at no charge by calling Lord Abbett at 888-522-2388.

From time to time, a portfolio manager, analyst, or other Lord Abbett employee may express observations and/or opinions regarding macroeconomic, geo-political, market sector, industry, issuer-specific, or other developments. The observations and/or opinions expressed by such person do not necessarily represent the observations and/or opinions of Lord Abbett or any other person associated with Lord Abbett. Any such observations and/or opinions are subject to change at any time for any reason, and Lord Abbett disclaims any responsibility to update such observations and/or opinions. These observations and/or opinions may not be relied upon as investment advice and, because investment decisions for Lord Abbett Funds are based on multiple factors, may not be relied upon as any indication of trading intent on behalf of any Lord Abbett Fund.

For more information on the Fund's policies and procedures with respect to the disclosure of its portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies – Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the Statement of Additional Information.

MANAGEMENT

Board of Trustees. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund's portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. More than 75 percent of the members of the Board are independent of Lord Abbett.

Each year in December the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board's approval is available in the Fund's Semiannual Report to Shareholders for each six-month period ended April 30.

Investment Adviser. The Fund's investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $117 billion in 55 mutual funds and other advisory accounts as of June 29, 2007.

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Investment Managers. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. The Statement of Additional Information contains additional information about manager compensation, other accounts managed, and ownership of Fund shares. Lord Abbett's Asset Allocation Committee oversees and reviews the allocation and investment of the Fund's assets in the underlying funds.

The Asset Allocation Committee consists of the following members: Robert S. Dow, Managing Partner and Chief Executive Officer; Robert I. Gerber, Partner and Director of Taxable Fixed Income Management; Christopher J. Towle, Partner and Director of High Yield & Convertible Management; Harold E. Sharon, Partner and Director of International Equity; Charles P. Massare, Partner and Director of Quantitative Research & Risk Management; and Robert P. Fetch, Partner and Small Cap Value Senior Investment Manager. Mr. Dow, Mr. Gerber, Mr. Towle, Mr. Massare and Mr. Fetch joined Lord Abbett in 1972, 1997, 1987, 1998 and 1995, respectively. Mr. Gerber and Mr. Towle have been members of the Asset Allocation Committee since 2005. Mr. Massare became a member of the Asset Allocation Committee in 2006, and Mr. Dow and Mr. Fetch became members in 2007. Mr. Sharon joined Lord Abbett in 2003 and has been a member of the Asset Allocation Committee since 2005. From 2001 to 2003 he worked as a consultant for various financial and venture capital companies. Mr. Dow, Mr. Gerber, Mr. Towle, Mr. Sharon, Mr. Massare and Mr. Fetch are jointly and primarily responsible for the day-to-day management of the Fund.

Management Fee. Lord Abbett is entitled to an annual management fee based on the Fund's average daily net assets. The management fee is calculated daily and payable monthly. The management fee is calculated at 0.10% on the Fund's average daily net assets.

For the fiscal year ended October 31, 2006, Lord Abbett waived its entire fee for the Fund. Lord Abbett has contractually agreed to waive its fee for the period from November 1, 2006 through February 29, 2008. The Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Fund, see the Statement of Additional Information.

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YOUR INVESTMENT

CHOOSING A SHARE CLASS

The Fund offers in this Prospectus seven classes of shares: Class A, B, C, F, P, R2, and R3 shares. Each class represents investments in the same portfolio of securities, but each has different expenses, dividends, eligibility requirements, and sales charges. Share class offerings are broadly grouped into three purchase categories:

•  Retirement and Benefit Plans. Investors investing through Retirement and Benefit Plans are offered Class A, R2, and R3 shares, and in certain limited circumstances, Class P shares. Actual share class availability is determined by your plan and your plan service provider. See "Retirement and Benefit Plan Investors" for more information.

•  Fee-Based Programs. Investors in Fee-Based Programs are offered Class A and F shares, and in certain limited circumstances, Class P shares. Actual share class availability is determined by your program sponsor. See "Fee-Based Program Investors" for more information.

•  All Other Investors. Class A, B, and C shares are offered to individual investors, certain retirement plans, and other investors not qualifying for one of the other two categories above.

You may purchase shares at the NAV per share determined after we receive your purchase order submitted in proper form, plus any applicable sales charge. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information, see "Purchases" and "Other Information for Fund Investors – Procedures Required by the USA PATRIOT Act." We reserve the right to modify,

Retirement and Benefit Plans include qualified and non-qualified retirement plans, deferred compensation plans and other employer-sponsored retirement, savings or benefit plans, such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, but do not include Individual Retirement Accounts ("IRAs"), unless explicitly stated elsewhere in the Prospectus.
Lord Abbett offers a variety of retirement plans. Call 888-522-2388 for information about:
•	Traditional, Rollover, Roth, and Education IRAs
•	SIMPLE IRAs, SEP-IRAs, 401(k) and 403(b) accounts
•	Defined Contribution Plans
Fee-Based Programs include Fee-Based Advisory Programs and Fee-in-Lieu-of-Commission Programs sponsored or offered by Financial Intermediaries. In Fee-Based Advisory Programs, a Financial Intermediary provides a fee-based investment advisory program or service (including mutual fund wrap programs). In Fee-in-Lieu-of-Commission Programs, a Financial Intermediary bundles together a suite of services, such as brokerage, investment advice, research, and account management, and the client pays a fee based on the total asset value of the client's account for all or a specified number of transactions, including mutual fund purchases, in the account during a certain period.

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restrict, or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor LLC determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

You should read this section carefully to determine which class of shares is best for you and discuss your selection with your Financial Intermediary. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. You should make a decision only after considering various factors, including the expected effect of any applicable sales charges and the level of class expenses on your investment over time, the amount you wish to invest, the length of time you plan to hold the investment, your qualification for any waiver of a sales load or fee reduction, whether you plan to take any distributions in the near future, and the availability of the share class for purchase. You should consult with your investment professional or Financial Intermediary about comparative pricing of investor services available under each available share class, the compensation that will be received by your investment professional or Financial Intermediary in connection with each available share class, and other factors that may be relevant to your choice of share class in which to invest.

If you are thinking about rolling over retirement plan assets to an IRA, if you think you may be moving from one plan to another, or if there is a change related to your Financial Intermediary, there may be limitations on your ability to make additional purchases of shares of a particular class. Purchases or sales through a participating Retirement and Benefit Plan or Fee-Based Program must be consistent with the procedures for the plan or program. Records relating to such purchases or sales are maintained by, or on behalf of, the plan or the program sponsor.

Lord Abbett Distributor LLC ("Lord Abbett Distributor" or the "Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.
Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants, insurance companies, Fee-Based Program sponsors, and certain Retirement and Benefit Plans.
Share Class Considerations for Individual Investors. If you are considering investing $100,000 or more in Class B shares, in almost all cases it will be more economical for you to choose Class A shares because of the reduced sales charge and lower ongoing annual expenses of Class A shares.
If your investment horizon is limited, an investment in Class C shares may be more appropriate than Class B shares. Class C shares are sold without a front-end sales charge and the CDSC does not apply to shares redeemed after the first anniversary of the purchase.
If you plan to invest a large amount and your investment horizon is five years or more, Class A shares may be more advantageous than Class C shares. The higher ongoing annual expenses of Class C shares may cost you more over the longer term than the front-end sales charge you would pay on larger purchases of Class A shares.

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Share Classes. The following table compares key features of the Fund's classes. You should review the Fee Table and Example at the front of this Prospectus carefully before choosing your share class. Your Financial Intermediary can help you decide which class meets your goals. Not all share classes may be available through your Financial Intermediary. Your Financial Intermediary may receive different compensation depending upon which class you choose.

For more information on selecting a share class, see "Classes of Shares" in the Statement of Additional Information.

Class
	A	B	C	F	P(1)	R2	R3
Key features	• Front-end sales charge
• You may qualify for reduction or waiver of front-end sales charge
• Generally lower annual expenses than Class B and Class C
	• Generally higher dividends than Class B and Class C	• No front-end sales charge • CDSC declines over time • Converts to Class A after approximately 8 years • Generally higher annual expenses than Class A • Generally lower dividends than Class A	• No front-end sales charge • CDSC for only 1 year • Does not convert to Class A • Generally higher annual expenses than Class A • Generally lower dividends than Class A	• No front-end sales charge or CDSC • Only offered to eligible Fee-Based Programs	• No front-end sales charge or CDSC • Only offered on a limited basis through certain Financial Intermediaries and Retirement and Benefit Plans	• No front-end sales charge or CDSC • Only offered to eligible Retirement and Benefit Plans	• No front-end sales charge or CDSC • Only offered to eligible Retirement and Benefit Plans

Front-end sales charge	Up to 5.75%; reduced or waived for large purchases and certain investors. No charge for purchases of $1 million or more	None	None	None	None	None	None

continued on next page

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Class
	A	B	C	F	P(1)	R2	R3
CDSC	1.00% on certain purchases of $1 million or more (see "Sales Charges – Class A Share CDSC"); waived under certain circum-stances	Up to 5.00% charged when you redeem shares. The charge is reduced over time and there is no CDSC after sixth anniversary; waived under certain circum-stances	1.00% if you redeem before the first anniversary of purchase; waived under certain circum-stances	None	None	None	None

Annual distribution and/or service fees (2)	0.35% of average daily net assets	1.00% of average daily net assets	1.00% of average daily net assets	0.10% of average daily net assets	0.45% of average daily net assets	0.60% of average daily net assets	0.50% of average daily net assets

Exchange privilege (3)(4)	Class A shares of most Lord Abbett Funds	Class B shares of most Lord Abbett Funds	Class C shares of most Lord Abbett Funds	Class F shares of applicable Lord Abbett Funds	Class P shares of applicable Lord Abbett Funds	Class R2 shares of applicable Lord Abbett Funds	Class R3 shares of applicable Lord Abbett Funds

  (1)  As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans and Fee-Based Programs. See "Retirement and Benefit Plan Investors" and "Fee-Based Program Investors" for more information.

  (2)  The Rule 12b-1 plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.50%; for Class P shares, 0.75%; and for Class B, C, F, R2, and R3 shares, 1.00%. The Fund may not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution (as defined below) waives part of the compensation. In such cases, the Fund will not require payment of any otherwise applicable CDSC.

  (3)  Ask your Financial Intermediary about the Lord Abbett Funds available for exchange.

  (4)  Shareholders may be able to transfer shares of one class of the Fund for shares of another class (e.g., Class A to Class F, or Class R2 to Class A) subject to the eligibility requirements for the other share class and any applicable sales load or CDSC. The transaction will be based on the respective NAV of each class as of the trade date for the exchange. Consequently, the transferring shareholder may receive fewer shares or more shares than originally owned, depending on that day's NAVs. Please contact your Financial Intermediary for additional information on how to move your shares into another share class.

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Investment Minimums. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account. For investors purchasing Class F, R2, and R3 shares through Retirement and Benefit Plans or Fee-Based Programs offered by Financial Intermediaries, the minimums that apply to the plans or programs may apply instead of those shown below.

See "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

Investment Minimums — Initial/Additional Investments(1)
Class
	A	B	C	F	P(2)	R2	R3
General	$1,000/No minimum	$1,000/No minimum	$1,000/No minimum	No minimum	No minimum	No minimum	No minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	$250/No minimum	$250/No minimum	N/A	N/A	N/A	N/A
SIMPLE IRAs	No minimum	No minimum	No minimum	N/A	N/A	N/A	N/A
Invest-A-Matic	$250/ $50	$250/ $50	$250/ $50	N/A	N/A	N/A	N/A

  (1)  Consult your Financial Intermediary for more information.
  (2)  As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans and Fee-Based Programs. See "Retirement and Benefit Plan Investors" and "Fee-Based Program Investors" for more information.

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SALES CHARGES

Class A Share Front-End Sales Charges. You buy Class A shares at the offering price, which is the NAV plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the Fund's distributions or dividends you reinvest in additional Class A shares. The table below shows the rate of sales charge you pay, depending on the amount you purchase.

Front-End Sales Charges — Class A Shares
Your Investment	As a % of Offering Price	As a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer's Concession (% of Offering Price)
Less than $50,000	5.75%	6.10%	.9425	5.00%
$50,000 to $99,999	4.75%	4.99%	.9525	4.00%
$100,000 to $249,999	3.95%	4.11%	.9605	3.25%
$250,000 to $499,999	2.75%	2.83%	.9725	2.25%
$500,000 to $999,999	1.95%	1.99%	.9805	1.75%
$1,000,000 and over	No Sales Charge		1.0000	†

  †  See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."
Note: The above percentages may vary for particular investors due to rounding.

Reducing Your Class A Share Front-End Sales Charges. As indicated in the above chart, you may purchase Class A shares at a discount if you qualify under the circumstances outlined below. To receive a reduced front-end sales charge, you must let the Fund or your Financial Intermediary know at the time of your purchase of Fund shares that you believe you qualify for a discount. If you or a

Please inform the Fund or your Financial Intermediary at the time of your purchase of Fund shares if you believe you qualify for a reduced front-end sales charge.

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related party have holdings of Eligible Funds in other accounts with your Financial Intermediary or with other Financial Intermediaries that may be combined with your current purchases in determining the sales charge as described below, you must let the Fund or your Financial Intermediary know. You may be asked to provide supporting account statements or other information to allow us or your Financial Intermediary to verify your eligibility for a discount. If you or your Financial Intermediary do not notify the Fund or provide the requested information, you may not receive the reduced sales charge for which you otherwise qualify. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

•  Rights of Accumulation – A Purchaser may combine the value at the current public offering price of Class A, B, C, and P shares of any Eligible Fund already owned with a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge on the new purchase. Class F, R2, and R3 share holdings may not be combined for these purposes.

•  Letter of Intention – A Purchaser may combine purchases of Class A, B, C, and P shares of any Eligible Fund the Purchaser intends to make over a 13-month period in determining the applicable sales charge. Current holdings under Rights of Accumulation may be included in a Letter of Intention. Shares purchased through reinvestment of dividends or distributions are not included. A Letter of Intention may be backdated up to 90 days. Class F, R2, and R3 share holdings may not be combined for these purposes.

The term "Purchaser" includes: (1) an individual; (2) an individual, his or her spouse, and children under the age of 21; (3) Retirement and Benefit Plans including a 401(k) plan, profit-sharing plan, money purchase plan, defined benefit plan, and 457(b) plan sponsored by a governmental entity, non-profit organization, school district or church to which employer contributions are made, as well as SIMPLE IRA plans and SEP-IRA plans; or (4) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account. An individual may include under item (1) his or her holdings in Eligible Funds as

Eligible Fund. An "Eligible Fund" is any Lord Abbett-sponsored fund except for (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such fund is not offered for sale; (2) Lord Abbett Series Fund, Inc.; (3) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett sponsored funds); and (4) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund's shares. An Eligible Fund also is any Authorized Institution's (as defined below) affiliated money market fund meeting criteria set by Lord Abbett Distributor as to certain omnibus account and other criteria.

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described above in IRAs, as a sole participant of a Retirement and Benefit Plan sponsored by the individual's business, and as a participant in a 403(b) plan to which only pre-tax salary deferrals are made. An individual and his or her spouse may include under item (2) their holdings in IRAs, and as the sole participants in Retirement and Benefit Plans sponsored by a business owned by either or both of them. A Retirement and Benefit Plan under item (3) includes all qualified Retirement and Benefit Plans of a single employer and its consolidated subsidiaries, and all qualified Retirement and Benefit Plans of multiple employers registered in the name of a single bank trustee. A Purchaser may include holdings of Class A, B, C, and P shares of Eligible Funds as described above in accounts with Financial Intermediaries for purposes of calculating the front-end sales charges.

For more information on eligibility for these privileges, read the applicable sections in the Application and the Statement of Additional Information. This information also is available at www.LordAbbett.com or by calling Lord Abbett at 888-522-2388 (at no charge).

Class A Share Purchases Without a Front-End Sales Charge. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

•  purchases of $1 million or more,

•  purchases by Retirement and Benefit Plans with at least 100 eligible employees,

•  purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases,

•  purchases made with dividends and distributions of Class A shares of another Eligible Fund,

•  purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) plan for Class A shares,

•  purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

•  purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees in connection with Fee-Based Programs, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases,

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•  purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

•  purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers), or

•  purchases involving the concurrent sale of Class B or C shares of the Fund related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSC (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.

See the Statement of Additional Information for a listing of other categories of purchases that qualify for Class A share purchases without a front-end sales charge.

These categories may be subject to a CDSC.

CDSC
A CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are redeemed, whichever is lower. In addition, repayment of loans under certain Retirement and Benefit Plans will constitute new sales for purposes of assessing the CDSC.
To minimize the amount of any CDSC, the Fund redeems shares in the following order:
  1.   shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)
  2.   shares held for six years or more (Class B), or one year or more after the month of purchase (Class A), or one year or more (Class C)
  3.   shares held the longest before the sixth anniversary of their purchase (Class B), or before the first anniversary after the month of their purchase (Class A) or before the first anniversary of their purchase (Class C)

Class A Share CDSC. If you buy Class A shares of the Fund under one of the starred ( ) categories listed above or if you acquire Class A shares in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC and you redeem any of the Class A shares on or before the 12th month after the month in which you initially purchased those shares, a CDSC of 1% normally will be collected.

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The Class A share CDSC generally will not be assessed under the following circumstances:

•  benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service, or any excess distribution under Retirement and Benefit Plans (documentation may be required);

•  redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor, provided the plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds;

•  redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor that include the waiver of CDSCs and that were initially entered into prior to December 2002; or

•  Eligible Mandatory Distributions under 403(b) plans and IRAs.

Benefit Payment Documentation. (Class A CDSC only) Requests for benefit payments of $50,000 or more must be in writing. Use the address indicated under "Purchases."
Eligible Mandatory Distributions. If Class A or B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the Class A or B share investment bears to the total investment.

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Class B Share CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC will be remitted to Lord Abbett Distributor. The CDSC declines the longer you own your shares, according to the following schedule:

CDSC — Class B Shares

Anniversary of the day on which the purchase order was accepted(1)		CDSC on redemption (as % of amount subject to charge)
On	Before
	1st anniversary	5.0%
1st anniversary	2nd anniversary	4.0%
2nd anniversary	3rd anniversary	3.0%
3rd anniversary	4th anniversary	3.0%
4th anniversary	5th anniversary	2.0%
5th anniversary	6th anniversary	1.0%
On or after the 6th anniversary (2)		None

  (1)  The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversary for shares purchased on May 1 will be May 1 of each succeeding year.

  (2)  Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares. Conversions will occur as follows:

CDSC — Class B Shares

Shares issued: At initial purchase	Shares issued: On reinvestment of dividends and distributions	Shares issued: Upon exchange from another Lord Abbett Fund
After the eighth anniversary of your purchase payment	In the same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as dividends)	After the shares originally acquired would have converted into Class A shares

Class C Share CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of their purchase. The CDSC will be remitted to Lord Abbett Distributor.

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Class B Share CDSC and Class C Share CDSC. The Class B share CDSC and Class C share CDSC generally will not be assessed under the following circumstances:

•  benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service, or any excess contribution or distribution under Retirement and Benefit Plans (documentation may be required)

•  Eligible Mandatory Distributions under 403(b) plans and individual retirement accounts

•  death of the shareholder

•  redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

See "Automatic Services for Fund Investors" for more information.

A broker-dealer may pay on behalf of an investor or reimburse an investor for a CDSC otherwise applicable in the case of transactions involving purchases through such broker-dealer where the investor is concurrently selling his or her holdings in Class B or C shares of the Fund and buying Class A shares of the Fund, provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability.

Reinvestment Privilege. If you redeem shares of the Fund, you have a one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

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RETIREMENT AND BENEFIT PLAN INVESTORS

Eligible Investors: Retirement and Benefit Plans. Retirement and Benefit Plans with plan-level or fund-level omnibus accounts held on the books of the Fund generally may be eligible to invest in Class A, R2, and R3 shares, and in certain limited circumstances, Class P shares:

•  Class A Shares. Eligible Retirement and Benefit Plans may open an account and purchase Class A shares of the Fund by contacting any Financial Intermediary authorized to sell the Fund's shares. Your plan may be eligible for front-end sales charge waivers. See "Sales Charges – Class A Share Front-End Sales Charges" for more information.

•  Class R2 and R3 (together known also as "Class R") Shares. Class R shares generally are available through:

m  certain employer-sponsored Retirement and Benefit Plans offering funds from multiple fund families as investment options where the employer, administrator, recordkeeper, sponsor, related person, Financial Intermediary, or other appropriate party has entered into an agreement to make Class R2 or R3 shares available to plan participants; or

m  dealers that have entered into certain approved agreements with Lord Abbett Distributor.

  Class R shares are also available for orders made by or on behalf of a Financial Intermediary for clients participating in an IRA rollover program sponsored by the Financial Intermediary that operates the program in an omnibus recordkeeping environment and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.

  Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans, or 529 college savings plans.

•  Class P Shares. As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans with the following exceptions:

m  New Retirement and Benefit Plans that are considering selecting Class P shares as a plan option but have not done so by October 1, 2007 may invest in Class P shares if they select Class P shares as a plan option by March 31, 2008, provided that the selection is based on a proposal or recommendation

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that can be shown to have been presented to the plan on or prior to October 1, 2007.

m  New Retirement and Benefit Plans using recordkeepers that are unable to convert their systems to trade Class R shares by October 1, 2007 may invest in Class P shares until March 31, 2008.

  Shareholders that hold Class P shares as of October 1, 2007 may continue to hold their Class P shares and may make additional purchases. Class P shares may be redeemed at NAV by existing shareholders, or may be exchanged for shares of another class provided applicable eligibility requirements and sales charges for the other share class are satisfied. Class P shares are also available for orders made by or on behalf of a Financial Intermediary for clients participating in an IRA rollover program sponsored by the Financial Intermediary that operates the program in an omnibus recordkeeping environment and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.

Additional Information Concerning Class R Shares.

•  Transfers Between Certain Retirement and Benefit Plans. Class R shares generally are available for transfers between certain Retirement and Benefit Plans offering one or both classes of Class R2 or R3 shares of Lord Abbett Funds as investment options. If a Retirement and Benefit Plan invested in Class R2 or R3 shares moves to another plan service provider or Financial Intermediary that is not eligible to hold, or authorized to sell, Class R2 or R3 shares, the Retirement and Benefit Plan may be required to liquidate its Class R2 or R3 shares.

•  Transfers to Another Share Class. A Retirement and Benefit Plan may be able to transfer Class A, B, C, or P shares of the Fund (or any other share class that the Fund may designate) to Class R shares of the Fund if the plan satisfies the eligibility requirements for Class R shares, and subject to any applicable sales charge or CDSC.

•  IRA Rollovers. Generally, IRA rollovers by plan participants will not be eligible for reinvestment in Class R shares. However, if the rollover involves an in-kind transfer of Class R shares, the new account may continue to hold such Class R shares, but will not be allowed to make new purchases of Class R shares. Plan participants with beneficial interests in Class R shares may invest assets from Retirement and Benefit Plans in Class A, B, C, or F shares through an IRA rollover, provided that the investment meets the eligibility requirements for the particular share class. Rollovers invested in Class A, B, or C shares will be subject to applicable sales charges. Additional conditions also may apply to the transfer of shares into an IRA rollover account, and your

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Financial Intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the Fund and its affiliates. In addition, the options and services available to you may be different from those discussed in this Prospectus. You should ask your Financial Intermediary about its services and any applicable fees.

•  Sales Charge Discounts. A Retirement and Benefit Plan or current or former plan participant will not be entitled to combine Class R shares with the shares of any other share class of the Lord Abbett Funds for purposes of calculating the applicable sales charge on any Class A share purchases.

FEE-BASED PROGRAM INVESTORS

Eligible Investors: Fee-Based Programs. Class A and F shares, and in certain limited circumstances, Class P shares, are available for purchases by or on behalf of Financial Intermediaries for clients in certain Fee-Based Programs:

•  Class A Shares. Investors in Fee-Based Programs may purchase Class A shares by contacting their Financial Intermediaries. You may be eligible for front-end sales charge waivers. See "Sales Charges – Class A Share Front-End Sales Charges" for more information.

•  Class F Shares. Class F shares generally are available to investors participating in Fee-Based Programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor and to investors that are clients of certain registered investment advisers ("RIAs") that have an agreement with Lord Abbett Distributor, if it so deems appropriate.

•  Class P Shares. As of October 1, 2007, Class P shares are closed to substantially all new Fee-Based Programs, with the exception of the Citigroup/Smith Barney TRAK program. Shareholders that hold Class P shares as of October 1, 2007 may continue to hold their Class P shares and may make additional purchases. Class P shares may be redeemed at NAV by existing shareholders, or may be exchanged for shares of another class provided applicable eligibility requirements and sales charges for the other share class are satisfied.

Additional Information Concerning Class F Shares. Class F shares generally are available in connection with the following:

•  Transfers Involving Fee-Based Programs of Financial Intermediaries or Accounts Held at RIAs Offering Class F Shares as Investment Options. If an investor moves his or her account from one Fee-Based Program or RIA offering Class F shares of the Lord Abbett Funds to another Fee-Based Program or RIA also offering Class F shares of the Lord Abbett Funds, the

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investor will be able to continue his investment in Class F shares and make new purchases of Class F shares. However, if an investor moves his or her account to a Fee-Based Program or RIA that does not offer Class F shares of Lord Abbett Funds as investment options, or otherwise holds assets from such an account other than in a Fee-Based Program or with an RIA that offers Class F shares, the investor may continue to hold the existing Class F shares but will not be allowed to make new purchases of Class F shares. If the investor later moves his or her account to another Fee-Based Program that offers Class F shares, the investor will be allowed to make new Class F share purchases. Alternatively, an investor may invest assets formerly invested in Class F shares in Class A, B, or C shares, provided that the investment meets the eligibility requirements for the particular share class and subject to applicable sales charges.

•  Transfers of Existing Holdings. Sponsors of Fee-Based Programs or RIAs that decide to offer Class F shares may be able to convert Class A or P shares of a Lord Abbett Fund (or any other share class that the Fund may designate) to Class F shares of the fund if the Fee-Based Program or the account placed with the RIA satisfies the eligibility requirements for Class F shares. Applicable sales charges, if any, will apply. A Fee-Based Program or an RIA will not be entitled to combine Class F shares with the shares of any other share class of the Lord Abbett Funds for purposes of calculating the applicable sales charges on any Class A share purchases the program or RIA may make. Consult your Financial Intermediary to determine whether Class F shares may be a suitable investment.

OTHER INFORMATION ABOUT RETIREMENT AND BENEFIT PLANS AND FEE-BASED PROGRAMS

Limitations on Fund Availability and Services. Purchase, redemption, and exchange privileges may differ when you are investing through certain Retirement and Benefit Plans or Fee-Based Programs because you may not be able to exchange into a Lord Abbett Fund or other fund that is not offered in your plan or program. Similarly, you may be able to move your retirement plan investment into an IRA account, but you may only make future purchases to the extent that you meet any eligibility requirements for the share class into which you have transferred. Financial Intermediaries may choose to impose qualification requirements for plans that differ from the Fund's share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Fund is not responsible for, and has no control over, the decision of any Financial Intermediary to impose such differing requirements. You should discuss purchase, redemption, and exchange options with your Financial Intermediary to determine

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whether you qualify for a waiver of sales charges on any class of shares offered. If you do qualify, another class of shares may be more appropriate for you. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for plan participants. You should be aware that your investment professional may receive different compensation depending upon the class in which you invest. Please consult with your Financial Intermediary for more information about available share classes.

Purchases, Redemptions, and Exchanges. Participants in Retirement and Benefit Plans must contact their sponsor, plan service provider, or Financial Intermediary to purchase, redeem or exchange shares, or to request detailed information about eligibility to purchase shares and the portability of such shares. Typically, no minimum investment is required for Retirement and Benefit Plans or Fee-Based Programs investing in Class F, R2, or R3 shares. Financial Intermediaries may establish requirements as to the purchase, redemption, or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus and the Fund's Statement of Additional Information. Financial Intermediaries may choose to impose share class parameters different from those set forth in this Prospectus and the Fund's Statement of Additional Information. Additionally, investor services may only be available to plan participants through a plan service provider, plans may require separate applications, and plans' policies and procedures may be different from those described in this Prospectus. The Fund is not responsible for, and has no control over, the decision of any Financial Intermediary to impose such differing requirements. Eligible qualified Retirement and Benefit Plans or Fee-Based Programs can exchange their Class A, F, P, R2, or R3 shares for Eligible Funds, in keeping with the limitations described above. Be sure to read the current Prospectus for any fund into which you are exchanging. Please see the Statement of Additional Information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

Additional Services. Financial Intermediaries may provide some of the shareholder servicing and account maintenance services required by Retirement and Benefit Plan accounts and their plan participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for plan service providers to provide other investment or administrative services. Financial Intermediaries may charge Retirement and Benefit Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, Retirement and Benefit Plans may charge plan participants for certain expenses. These fees and additional amounts are in addition to those imposed by the Fund and its affiliates, and could reduce your investment return in Fund shares. For questions about such accounts, contact your employee benefits

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office, plan service provider, or other Financial Intermediary that provides recordkeeping and shareholder services for your account.

Other Considerations. With respect to Class A, F, P, R2, and R3 shares held through certain Retirement and Benefit Plans and Fee-Based Programs, Lord Abbett and its affiliates may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. If your plan service provider provides these services, Lord Abbett or the Fund may compensate it for these services. In addition, your Financial Intermediary may have other relationships with Lord Abbett or its affiliates that are not related to the Fund. See "Financial Intermediary Compensation – Payments for Recordkeeping, Networking, and Other Services" for more information.

FINANCIAL INTERMEDIARY COMPENSATION

As part of a plan for distributing shares, the Fund and Lord Abbett Distributor pay sales and service compensation to Authorized Institutions that sell the Fund's shares and service its shareholder accounts. Additionally, your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

As shown in the table "Fees and Expenses" above, sales compensation originates from sales charges, which are paid directly by shareholders, and 12b-1 distribution fees, which are paid by the Fund out of its assets. Service compensation originates from 12b-1 service fees. Because 12b-1 fees are paid on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees are accrued daily at annual rates based upon average daily net assets as follows:

	Class
Fee*	A	B	C	F	P	R2	R3
Service	0.25%	0.25%	0.25%	—	0.20%	0.25%	0.25%
Distribution	0.10%	0.75%	0.75%	0.10%	0.25%	0.35%	0.25%

  *  The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating NASD sales charge limitations.

Authorized Institutions are institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 plan. Lord Abbett Distributor is an Authorized Institution.
12b-1 fees are payable regardless of expenses. The amounts paid by the Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee paid to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the excess amount of the fee.

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Lord Abbett may pay 12b-1 fees to Financial Intermediaries or use the fees for other distribution purposes, including revenue sharing.

Sales Activities. The Fund may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity that is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to the shares of a particular class for activities that are primarily intended to result in the sale of shares of such class. These activities include, but are not limited to, printing of Prospectuses and Statements of Additional Information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, additional payments to Authorized Institutions, maintenance of shareholder accounts, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

Service Activities. Lord Abbett may pay 12b-1 service fees to Authorized Institutions for any activity that is primarily intended to result in personal service and/or the maintenance of shareholder accounts or certain Retirement and Benefit Plans. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

Dealer Concessions on Class A Share Purchases With a Front-End Sales Charge. See "Sales Charges – Class A Share Front-End Sales Charges" for more information.

Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge. Except as otherwise set forth in the following paragraphs, Lord Abbett Distributor may pay Dealers distribution-related compensation (i.e., concessions) according to the Schedule set forth below under the following circumstances:

•  purchases of $1 million or more;

•  purchases by certain Retirement and Benefit Plans with at least 100 eligible employees; or

•  purchases for certain Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the plans in connection with multiple fund family recordkeeping platforms and have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases ("Alliance Arrangements").

Dealers receive concessions described below on purchases made within a 12-month period beginning with the first NAV purchase of Class A shares for the

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account. The concession rate resets on each anniversary date of the initial NAV purchase, provided that the account continues to qualify for treatment at NAV. Current holdings of Class B, C, and P shares will be included for purposes of calculating the breakpoints in the Schedule below and the amount of the concessions payable with respect to the Class A shares investment. Concessions may not be paid with respect to Alliance Arrangements unless Lord Abbett Distributor can monitor the applicability of the CDSC. In addition, if a Financial Intermediary decides to waive receipt of the concession, any CDSC that might otherwise have applied to any such purchase will be waived. Any waiver must be authorized by the Financial Intermediary firm and the registered representative.

Financial Intermediaries should contact Lord Abbett Distributor for more complete information on the commission structure.

Dealer Concession Schedule — Class A Shares (for Certain Purchases Without a Front-End Sales Charge)
The dealer concession received is based on the amount of the Class A share investment as follows:
Class A Investments	Front-End Sales Charge*	Dealer's Concession
First $5 million	None	1.00%
Next $5 million above that	None	0.55%
Next $40 million above that	None	0.50%
Over $50 million	None	0.25%

  *  Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed on or before the 12th month after the month in which the shares were initially purchased. For Alliance Arrangements involving Financial Intermediaries offering multiple fund families to Retirement and Benefit Plans, the CDSC normally will be collected only when a plan effects a complete redemption of all or substantially all shares of all Lord Abbett-sponsored funds in which the plan is invested.

Class B Shares. Lord Abbett Distributor may pay Financial Intermediaries selling Class B shares a commission of 4.00% of the purchase price of the Class B shares they sell and Lord Abbett Distributor will retain any applicable CDSC. Financial Intermediaries also receive an annual distribution/service fee of up to 0.25% of the average daily net assets represented by the Class B shares serviced by them.

Class C Shares. Lord Abbett Distributor may pay Financial Intermediaries selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell and Lord Abbett Distributor will retain any applicable CDSC and an annual distribution/service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by these Financial Intermediaries until the thirteenth month after purchase. Starting in the thirteenth month after

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purchase, these Financial Intermediaries will then receive an annual distribution/service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Class F, P, R2, and R3 Shares. Class F, P, R2, and R3 shares are purchased at NAV with no front-end sales charge and no CDSC when redeemed. See "Retirement and Benefit Plan Investors," "Fee-Based Program Investors," and "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. In addition to the various sales commissions, concessions and 12b-1 fees described above, Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers").

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and out of its own resources (including revenues from advisory fees and 12b-1 fees) and without additional cost to the Fund or the Fund's shareholders. This compensation from Lord Abbett is not reflected in the fees and expenses listed above in the Fee Table section of this Prospectus. The payments may be for:

•  marketing and/or distribution support for Dealers;

•  the Dealers' and their investment professionals' shareholder servicing efforts;

•  training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•  certain information regarding Dealers and their investment professionals;

•  sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers' investment professionals and/or their clients or potential clients;

•  the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes; and/or

•  certain Dealers' costs associated with orders relating to Fund shares ("ticket charges").

Some of these payments are sometimes called "revenue sharing" payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers

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and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things. In addition, Lord Abbett Distributor may, for specified periods of time, decide to forgo the portion of front-end sales charges to which it normally is entitled and allow Dealers to retain the full sales charge for sales of Fund shares. In some instances, these temporary arrangements will be offered only to certain Dealers expected to sell significant amounts of Fund shares.

Lord Abbett or Lord Abbett Distributor may benefit from revenue sharing if the Dealer features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the Financial Intermediary's sales force or management). In addition, Lord Abbett Distributor may agree to participate in the Dealer's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Lord Abbett personnel may make presentations on the Fund to the intermediary's sales force). To the extent the Dealers sell more shares of the Fund or retain shares of the Fund in their clients' accounts, Lord Abbett receives greater management and other fees due to the increase in the Fund's assets. Although a Dealer may request additional compensation from Lord Abbett to offset costs incurred by the Dealer servicing its clients, the Dealer may earn a profit on these payments, if the amount of the payment exceeds the Dealer's costs.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the basis or amount of any additional payments to Dealers. These factors include the Dealer's sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett's relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The payments presently range from 0.02% to 0.1% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals. For certain relationships entered into before February 1, 2006 with Dealers selling

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the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments up to 0.15% of the related Lord Abbett Funds' assets and/or sales. These maximum payment limitations may not be inclusive of payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers. The Dealers within a particular tier may receive different amounts of revenue sharing or may not receive any. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett's formula for calculating revenue sharing payments may be different from the formulas that the Dealers use. Please refer to the Fund's Statement of Additional Information for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer's investment professionals, but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer's investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a "preferred" or "recommended" list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

The Fund's portfolio transactions are not used to compensate Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund's portfolio transactions with broker-dealers based on their ability to provide the best net results from the transaction to the Fund. If Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund's portfolio transactions with the Dealer even though it sells or has sold shares of the Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer's sales in deciding which Dealer to choose to execute the Fund's portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund's receipt of the best net results only. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

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Payments for Recordkeeping, Networking, and Other Services. In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, Lord Abbett and Lord Abbett Distributor may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. The Fund generally may pay recordkeeping fees for services provided to plans where the account is a plan-level or fund-level omnibus account and plan participants have the ability to determine their investments in particular mutual funds. If your intermediary provides these services, Lord Abbett or the Fund may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Lord Abbett or Lord Abbett Distributor that are not related to the Fund.

For example, the Lord Abbett Funds may enter into arrangements with and pay fees to Financial Intermediaries that provide recordkeeping or other subadministrative services to certain groups of investors in the Lord Abbett Funds, including participants in Retirement and Benefit Plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of Financial Intermediaries that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, Prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees Lord Abbett Funds pay are designed to compensate Financial Intermediaries for such services.

The Lord Abbett Funds may also pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

•  establishing and maintaining individual accounts and records;

•  providing client account statements; and

•  providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Fund to the transfer agent, which would otherwise provide these services.

Financial Intermediaries may charge additional fees or commissions other than those disclosed in this Prospectus, such as a transaction based fee or other fee for

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its service, and may categorize and disclose these arrangements differently than the discussion above and in the Fund's Statement of Additional Information. You may ask your Financial Intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

PURCHASES

Retirement and Benefit Plan Investors. You must place all orders to purchase Fund shares through the Financial Intermediary administering your Retirement and Benefit Plan. For more information on how to purchase Fund shares or for the limitations on the amount that may be purchased, please consult your Financial Intermediary. See "Retirement and Benefit Plan Investors" and "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

Fee-Based Program Investors. You must place all orders to purchase Fund shares through the Financial Intermediary offering your Fee-Based Program. For more information on how to purchase Fund shares or for the limitations on the amount that may be purchased, please consult your Financial Intermediary. See "Fee-Based Program Investors" and "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

All Other Investors. Purchases of Class A, B, and C shares may be made through any Financial Intermediary that has a sales agreement with Lord Abbett Distributor, or you can fill out the Application and send it to the Fund at the address stated below. Contact your Financial Intermediary for initial purchases of Class F, P, R2, or R3 shares. See "Other Information about Retirement and Benefit Plans and Fee-Based Programs" for more information. You should note that your purchases and other transactions may be subject to review and verification on an ongoing basis. Please carefully read the paragraph below titled "Proper Form" before placing your order to ensure that your order will be accepted.

Lord Abbett Alpha Strategy Fund
P.O. Box 219336
Kansas City, MO 64121

Proper Form. An order submitted directly to the Fund must contain: (1) a completed application with all applicable requested information, and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information, please call the Fund at 888-522-2388.

See "Procedures Required by the USA PATRIOT Act" for more information.

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EXCHANGES

Retirement and Benefit Plan Investors. You may be able to exchange shares of a class of the Fund for shares of the same class of an Eligible Fund, subject to restrictions and procedures contained in your Retirement and Benefit Plan. You must place all orders to exchange Fund shares through the Financial Intermediary administering your Retirement and Benefit Plan. For more information on how to exchange Fund shares or on the limitations applicable to exchanges, please consult your Financial Intermediary. See "Retirement and Benefit Plan Investors" and "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

Fee-Based Program Investors. You may be able to exchange shares of a class of the Fund for shares of the same class of an Eligible Fund, subject to restrictions and procedures contained in your Fee-Based Program. You must place all orders to exchange Fund shares through the Financial Intermediary offering your Fee-Based Program. For more information on how to exchange Fund shares or on the limitations applicable to exchanges, please consult your Financial Intermediary. See "Fee-Based Program Investors" and "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

All Other Investors. You or your investment professional may instruct the Fund to exchange shares of any class for shares of the same class of any Eligible Fund. Instructions may be provided in writing or by telephone, with proper identification, by calling 888-522-2388. The Fund must receive instructions for the exchange before the close of the New York Stock Exchange ("NYSE") on the day of your call to get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes and may create a taxable situation for you. See "Distributions and Taxes" for more information. Be sure to read the current prospectus for any fund into which you are exchanging. Please see the Fund's Statement of Additional Information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts. You should also consult your Financial Intermediary if you have any questions.

Exchange Limitations. As described under "Choosing a Share Class," we reserve the right to modify, restrict, or reject any exchange request if the Fund or Lord Abbett Distributor determines it is in the best interest of the Fund and its shareholders. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.

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REDEMPTIONS

Retirement and Benefit Plan Investors. You may redeem Fund shares subject to restrictions and procedures established by your Retirement and Benefit Plan. You must place all orders to redeem Fund shares through the Financial Intermediary administering your Retirement and Benefit Plan. For more information on how to redeem Fund shares or for the limitations on redemptions, please consult your Financial Intermediary. See "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

Fee-Based Program Investors. You may redeem Fund shares subject to restrictions and procedures established by your Fee-Based Program. You must place all orders to redeem Fund shares through the Financial Intermediary offering your Fee-Based Program. For more information on how to redeem Fund shares or for the limitations on redemptions, please consult your Financial Intermediary. See "Other Information About Retirement and Benefit Plans and Fee-Based Programs" for more information.

All Other Investors. Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In the case of redemptions involving Retirement and Benefit Plans, you may be required to provide the Fund with one or more completed forms before your order will be executed. Contact your Financial Intermediary for redemptions involving Class F, P, R2, or R3 shares. For more information, please call 888-522-2388. To determine if a CDSC applies to a redemption, see "Class A Share CDSC," "Class B Share CDSC," "Class C Share CDSC," and "Class B Share CDSC and Class C Share CDSC."

By Broker. Call your investment professional for instructions on how to redeem your shares.

By Telephone. To obtain the proceeds of a redemption of less than $50,000 from your account, you or your representative should call the Fund at 888-522-2388.

By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

Through a Financial Intermediary. Your Financial Intermediary may process a redemption on your behalf. Your Financial Intermediary will be responsible for

Small Accounts. The Board may authorize closing any account in which there are fewer than 25 shares if it is in the Fund's best interest to do so.

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furnishing all necessary documents to Lord Abbett and may charge you for this service.

Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation, please call 888-522-2388.

A Guaranteed Signature is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

•  a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation);

•  a redemption check payable to anyone other than the shareholder(s) of record;

•  a redemption check to be mailed to an address other than the address of record;

•  a redemption check payable to a bank other than the bank we have on file; or

•  a redemption for $50,000 or more.

Redemptions in Kind. The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund

Eligible Guarantor is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.
Guaranteed Signature. An acceptable form of guarantee would be as follows:
•	In the case of an estate -
Robert A. Doe Executor of the Estate of John W. Doe
[Date]

•	In the case of a corporation - ABC Corporation
Mary B. Doe
By Mary B. Doe, President [Date]

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pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

DISTRIBUTIONS AND TAXES

The following discussion is general. Because everyone's tax situation is unique, you should consult your tax advisor regarding the effect that an investment in the Fund may have on your particular tax situation, including the treatment of distributions under the federal, state, local, and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

The Fund expects to pay you dividends from its net investment income annually and to distribute any net capital gains annually.

All distributions, including dividends from net investment income, will be reinvested in Fund shares unless you instruct the Fund to pay them to you in cash. Retirement and Benefit Plan accounts may not receive distributions in cash. For distributions payable on accounts other than those held in the name of your dealer, if you instruct the Fund to pay your distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, the Fund reserves the right to reinvest your checks in your account at the NAV on the day of the reinvestment following such period. In addition, the Fund reserves the right to reinvest all subsequent distributions in additional Fund shares in your account. No interest will accrue on checks while they remain uncashed before they are reinvested or on amounts represented by uncashed redemption checks. There are no sales charges on reinvestments.

For U.S. federal income tax purposes, the Fund's distributions generally are taxable to shareholders, other than tax-exempt shareholders (including certain Retirement and Benefit Plan shareholders, as discussed below), regardless of whether paid in cash or reinvested in additional Fund shares. Distributions of net investment income and short-term capital gains are taxable as ordinary income; however, certain qualified dividends that the Fund receives and distributes may be subject to a reduced tax rate if you meet holding period and certain other requirements. Distributions of net long-term capital gains are taxable as long-term capital gains. This tax treatment of distributions of net long-term capital gains applies regardless of how long you have owned Fund shares. Any sale, redemption, or exchange of Fund shares may be taxable.

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If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

Shareholders that are exempt from U.S. federal income tax, such as Retirement and Benefit Plans that are qualified under Section 401 of the Internal Revenue Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares. However, in the case of Fund shares held through a nonqualified deferred compensation plan, Fund dividends and distributions received by the plan and sales and exchanges of Fund shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose Retirement and Benefit Plan invests in the Fund generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a Retirement and Benefit Plan generally are taxable to plan participants as ordinary income.

You must provide your Social Security Number or other taxpayer identification number to the Fund along with certifications required by the Internal Revenue Service when you open an account. If you do not or it is otherwise legally required to do so, the Fund will withhold 28% "backup withholding" tax from your distributions, sale proceeds, and any other payments to you.

Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by the Fund, will be mailed to shareholders each year.

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AUTOMATIC SERVICES FOR FUND INVESTORS

Retirement and Benefit Plan and Fee-Based Program Investors. You should consult your Financial Intermediary about automatic services that may be offered through your Retirement and Benefit Plan or Fee-Based Program.

All Other Investors. Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out the Application or by calling 888-522-2388.

For investing

Invest-A-Matic* (Dollar-cost averaging)	You can make fixed, periodic investments ($250 initial and $50 subsequent minimum) into your Fund account by means of automatic money transfers from your bank checking account. See the Application for instructions.

Div-Move*	You may automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($50 minimum).

  *  In the case of Financial Intermediaries maintaining accounts in omnibus recordkeeping environments or in nominee name that aggregate the underlying accounts' purchase orders for Fund shares, the minimum subsequent investment requirements described above will not apply to such underlying accounts.

For selling shares

Systematic Withdrawal Plan ("SWP")	You can make regular withdrawals from most Lord Abbett-sponsored funds. Automatic cash withdrawals will be paid to you from your account in fixed or variable amounts. To establish an SWP, the value of your shares for Class A or C must be at least $10,000, and for Class B the value of your shares must be at least $25,000, except in the case of an SWP established for certain Retirement and Benefit Plans, for which there is no minimum. Your shares must be in non-certificate form.

Class B and C Shares	The CDSC will be waived on redemptions of up to 12% of the current NAV of your account at the time of your SWP request. For SWP redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in this situation. Redemption proceeds due to an SWP for Class B and C shares will be redeemed in the order described under "CDSC" under "Sales Charges."

OTHER SERVICES FOR FUND INVESTORS

Retirement and Benefit Plan and Fee-Based Program Investors. You should consult your Financial Intermediary about other services that may be offered through your Retirement and Benefit Plan or Fee-Based Program.

All Other Investors. The following additional services are offered to individual investors as well as investors not qualifying for another investment category.

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Telephone Investing. After we have received the Application (selecting "yes" under Section 8C and completing Section 7), you may instruct us by phone to have money transferred from your bank account to purchase shares of the Fund for an existing account. The Fund will purchase the requested shares when it receives the money from your bank.

Account Statements. Every investor automatically receives quarterly account statements.

Householding. We have adopted a policy that allows us to send only one copy of the Fund's Prospectus, proxy material, Annual Report and Semiannual Report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 888-522-2388 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 888-522-2388.

Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

OTHER INFORMATION FOR FUND INVESTORS

Excessive Trading and Market Timing. The Fund is designed for long-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices ("frequent trading") may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative, and other costs, and reduce the Fund's investment return.

Telephone Transactions. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. The Fund and Lord Abbett will take measures to verify the identity of the caller, such as asking for your name, account number, Social Security or Taxpayer Identification Number and other relevant information. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Transactions by telephone may be difficult to implement in times of drastic economic or market change.

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To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves that occur in the interim to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund's share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as "time zone arbitrage"). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as "price arbitrage"). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder's ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see "Other Information for Fund Investors – Pricing of Fund Shares."

The Fund's Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund's policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment-strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Frequent Trading Policy and Procedures. Under the frequent trading policy, any Lord Abbett Fund shareholder redeeming Fund shares valued at $5,000 or more (other than shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund) from an account will be prohibited from investing in the Fund in the account for 30 calendar days after the redemption (the "Policy"). The Policy applies to all redemptions and purchases for an account that

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are part of an exchange transaction or transfer of assets, but does not apply to the following types of transactions unless the Distributor determines in its sole discretion that the transaction may be harmful to the Fund: (1) systematic purchases and redemptions, such as purchases made through reinvestment of dividends or other distributions, or certain automatic or systematic investment, exchange or withdrawal plans (such as payroll deduction plans, and the Fund's Invest-A-Matic and Systematic Withdrawal Plans); (2) Retirement and Benefit Plan payroll and/or employer contributions, loans and distributions; (3) purchases or redemptions by a "fund-of-funds" or similar investment vehicle that the Distributor in its sole discretion has determined is not designed to and/or is not serving as a vehicle for frequent trading; (4) purchases by an account that is part of a Fee-Based Program or mutual fund separate account program; and (5) purchases involving certain transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; provided that the Financial Intermediary maintaining the account is able to identify the transaction in its records as one of these transactions.

In addition to the Policy, we have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is inconsistent with the Policy. If, based on these monitoring procedures, we believe that an investor is engaging in, or has engaged in, frequent trading that may be harmful to the Fund, normally, we will notify the investor (and/or the investor's financial advisor) to cease all such activity in the account. If the activity occurs again, we will place a block on all further purchases or exchanges of the Fund's shares in the investor's account and inform the investor (and/or the investor's financial advisor) to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. Investors electing to exchange or redeem Fund shares under these circumstances should consider that the transaction may be subject to a CDSC or result in tax consequences. As stated above, although we generally notify the investor (and/or the investor's financial advisor) to cease all activity indicative of frequent trading prior to placing a block on further purchases or exchanges, we reserve the right to immediately place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. While we attempt to apply the Policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection.

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We recognize that Financial Intermediaries that maintain accounts in omnibus recordkeeping environments or in nominee name may not be able reasonably to apply the Policy due to systems limitations or other reasons. In these instances, the Distributor may review the frequent trading policies and procedures that an individual Financial Intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its investors, as described above. The Distributor also will seek the Financial Intermediary's agreement to cooperate with the Distributor's efforts to (1) monitor the Financial Intermediary's adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that the Distributor in its sole discretion deems adequate, and (2) stop any trading activity the Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a Financial Intermediary's application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by the Distributor and by certain other Financial Intermediaries. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the Financial Intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund's shares may be held by Financial Intermediaries through omnibus accounts or in nominee name.

With respect to monitoring of accounts maintained by a Financial Intermediary, to our knowledge, in an omnibus environment or in nominee name, the Distributor will seek to receive sufficient information from the Financial Intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the Financial Intermediary and request it to provide the Distributor with additional transaction information so that the Distributor may determine if any investors appear to have engaged in frequent trading activity. The Distributor's monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the Financial Intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that the Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and

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exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or may also terminate our relationship with the Financial Intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name. The nature of these relationships also may inhibit or prevent the Distributor or the Fund from assuring the uniform assessment of CDSCs on investors, even though Financial Intermediaries operating in omnibus environments typically have agreed to assess the CDSCs or assist the Distributor or the Fund in assessing them.

Procedures Required by the USA PATRIOT Act. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Fund, to obtain, verify, and record information that identifies each person who opens an account. What this means for you – when you open an account, we will ask for your name, address, date of birth, Social Security Number or similar number, and other information that will allow us to identify you. We will ask for similar information in the case of persons who will be signing on behalf of a legal entity that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your Application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, the Fund reserves the right to reject purchase orders accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

Pricing of Fund Shares. NAV per share for each class of Fund shares is calculated, under normal circumstances, each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.

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The Fund's NAV is calculated based upon the NAVs of the underlying funds in which the Fund invests. The prospectuses for the underlying funds explain how they calculate their NAVs, the circumstances under which those funds will use fair-value pricing and the effects of doing so. A summary follows.

In calculating the NAV of an underlying fund, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Unlisted fixed income securities having remaining maturities of 60 days or less are valued at their amortized cost.

Securities held by an underlying fund for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded are valued under fair value procedures approved by the Fund's Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted price, or the security is relatively illiquid. An underlying fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. Each underlying fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. A fund's use of fair value pricing may cause the NAV of fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

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Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV of an underlying fund is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

These tables describe the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights, excluding the six months ended April 30, 2007, have been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Report of the Independent Registered Public Accounting Firm thereon appear in the 2006 Annual Report to Shareholders, and are incorporated by reference in the Statement of Additional Information, which is available upon request. Unaudited financial statements for the six months ended April 30, 2007 appear in the 2007 Semiannual Report to Shareholders, and are incorporated by reference in the Statement of Additional Information. Certain information reflects financial results for a single Fund share.

	Class A Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$23.68		$19.11	$15.96	$14.38	$10.62	$12.96
Investment operations:
Net investment income (loss)(a)	.01		(.06)	(.01)	.10	.02	(.05)
Net realized and unrealized gain (loss)	3.11		4.63	3.26	1.48	3.83	(1.70)
Total from investment operations	3.12		4.57	3.25	1.58	3.85	(1.75)
Distributions to shareholders from:
Net investment income	(.74)		—	(.10)	—	—	—
Net realized gain	(.26)		—	—	—	(.09)	(.59)
Total distributions	(1.00)		—	(.10)	—	(.09)	(.59)
Net asset value, end of period	$25.80		$23.68	$19.11	$15.96	$14.38	$10.62
Total Return(b)	13.56	%(c)	23.91%	20.46%	10.99%	36.59%	(14.41)%
Ratios to Average Net Assets:*
Expenses, including expense reductions and expenses assumed and waived	.17	%(c)	.35%	.35%	.36%	.39%	.37%
Expenses, excluding expense reductions and including expenses assumed and waived	.17	%(c)	.35%	.35%	.36%	.39%	.37%
Expenses, excluding expense reductions and expenses assumed and waived	.36	%(c)	.80%	.83%	1.03%	1.45%	1.37%
Net investment income (loss)	.02	%(c)	(.28)%	(.08)%	.63%	.13%	(.34)%
Supplemental Data:
Net assets, end of period (000)	$251,205		$196,448	$90,641	$69,957	$62,383	$53,121
Portfolio turnover rate	.00	%(c)	8.83%	6.94%	2.59%	2.47%	1.75%

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53

ALPHA STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Class B Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$22.79		$18.51	$15.46	$14.02	$10.43	$12.81
Investment operations:
Net investment income (loss)(a)	(.07)		(.20)	(.12)	.01	(.06)	(.12)
Net realized and unrealized gain (loss)	3.00		4.48	3.17	1.43	3.74	(1.67)
Total from investment operations	2.93		4.28	3.05	1.44	3.68	(1.79)
Distributions to shareholders from:
Net investment income	(.56)		—	—	—	—	—
Net realized gain	(.26)		—	—	—	(.09)	(.59)
Total distributions	(.82)		—	—	—	(.09)	(.59)
Net asset value, end of period	$24.90		$22.79	$18.51	$15.46	$14.02	$10.43
Total Return(b)	13.17	%(c)	23.12%	19.73%	10.27%	35.62%	(14.91)%
Ratios to Average Net Assets:*
Expenses, including expense reductions and expenses assumed and waived	.50	%(c)	1.00%	1.00%	1.01%	1.04%	1.00%
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(c)	1.00%	1.00%	1.01%	1.04%	1.00%
Expenses, excluding expense reductions and expenses assumed and waived	.69	%(c)	1.44%	1.47%	1.68%	2.10%	2.00%
Net investment income (loss)	(.29	)%(c)	(.92)%	(.71)%	.03%	(.52)%	(.97)%
Supplemental Data:
Net assets, end of period (000)	$52,321		$47,954	$45,179	$41,771	$42,342	$35,661
Portfolio turnover rate	.00	%(c)	8.83%	6.94%	2.59%	2.47%	1.75%

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54

ALPHA STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class C Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$22.79		$18.51	$15.46	$14.02	$10.43	$12.80
Investment operations:
Net investment income (loss)(a)	(.07)		(.20)	(.12)	.01	(.06)	(.10)
Net realized and unrealized gain (loss)	3.00		4.48	3.17	1.43	3.74	(1.68)
Total from investment operations	2.93		4.28	3.05	1.44	3.68	(1.78)
Distributions to shareholders from:
Net investment income	(.66)		—	—	—	—	—
Net realized gain	(.26)		—	—	—	(.09)	(.59)
Total distributions	(.92)		—	—	—	(.09)	(.59)
Net asset value, end of period	$24.80		$22.79	$18.51	$15.46	$14.02	$10.43
Total Return(b)	13.19	%(c)	23.12%	19.73%	10.27%	35.62%	(14.77)%
Ratios to Average Net Assets:*
Expenses, including expense reductions and expenses assumed and waived	.50	%(c)	1.00%	1.00%	1.01%	1.04%	.89%
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(c)	1.00%	1.00%	1.01%	1.04%	.89%
Expenses, excluding expense reductions and expenses assumed and waived	.69	%(c)	1.45%	1.47%	1.68%	2.10%	1.89%
Net investment income (loss)	(.30	)%(c)	(.92)%	(.71)%	.03%	(.52)%	(.86)%
Supplemental Data:
Net assets, end of period (000)	$106,325		$75,193	$29,998	$27,701	$28,970	$24,690
Portfolio turnover rate	.00	%(c)	8.83%	6.94%	2.59%	2.47%	1.75%

  *  Does not include expenses of the Underlying Funds in which the Fund invests.

  (a)  Calculated using average shares outstanding during the period.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Not annualized.

FINANCIAL INFORMATION
55

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APPENDIX A: UNDERLYING FUNDS

The underlying funds have their own investment objectives and policies. These funds currently consist of:

•  Lord Abbett Developing Growth Fund, Inc. ("Developing Growth Fund")

•  Lord Abbett Growth Opportunities Fund ("Growth Opportunities Fund")

•  Lord Abbett International Opportunities Fund ("International Opportunities Fund")

•  Lord Abbett Micro-Cap Growth Fund ("Micro Cap Growth Fund")

•  Lord Abbett Micro-Cap Value Fund ("Micro Cap Value Fund")

•  Lord Abbett Small-Cap Blend Fund ("Small Cap Blend Fund")

•  Small-Cap Value Series ("Small Cap Value Fund")

•  Lord Abbett Value Opportunities Fund ("Value Opportunities Fund")

The table below sets forth the approximate current percentage of assets of the Fund that Lord Abbett normally expects to be allocated to equity, fixed income and international investments ("Target Allocation"). In each case "assets" does not include cash or cash equivalent transactions. These percentages apply at the time of purchase of a particular underlying fund. The Fund's assets are entirely allocated to equity investments.

Underlying Funds By Category	Target Allocation
Equity	100%
Fixed Income	0%
International	25% maximum

APPENDIX
A-1

APPENDIX A: UNDERLYING FUNDS

The Fund may invest in the separate underlying funds shown below, each with its own investment objective and policies. The table below sets forth the underlying funds (denoted by an "X") in which the Fund may invest. The Fund may change the underlying funds in which it may invest at any time without prior notice or shareholder approval.

US Equity Funds
Developing Growth Fund	X
Growth Opportunities Fund	X
Micro Cap Growth Fund	X
Micro Cap Value Fund	X
Small Cap Blend Fund	X
Small Cap Value Fund	X
Value Opportunities Fund	X
International Equity Fund
International Opportunities Fund	X

The table below shows the approximate percentage of assets of the Fund expected to be allocated to its underlying funds as of September 14, 2007. The Fund may change the amounts allocated to any or all of the underlying funds at any time without prior notice or shareholder approval. The portion of the Fund's assets allocated to a specific underlying fund may vary over time due to market fluctuations and portfolio management decisions.

Underlying funds	Target Allocation of Assets
Developing Growth Fund	20%
International Opportunities Fund	25%
Micro Cap Growth Fund	10%
Micro Cap Value Fund	10%
Small Cap Blend Fund	10%
Small Cap Value Fund	20%
Value Opportunities Fund	5%
Total	100%

APPENDIX
A-2

APPENDIX A: UNDERLYING FUNDS

The following is a concise description of the investment objectives and practices of each underlying fund in which the Fund may invest. No offer is made in this Prospectus of the shares of the underlying funds. More information about each underlying fund is available in its prospectus. To obtain a prospectus for an underlying fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.LordAbbett.com.

Developing Growth Fund

•  Seeks long-term capital appreciation.

•  Primarily invests in the common stock of companies with above-average, long-term growth potential. Normally invests at least 65% of its net assets in the equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index. This range varies daily.

•  Uses extensive fundamental analysis to identify companies for investment.

Growth Opportunities Fund

•  Seeks long-term capital appreciation.

•  Uses a growth style of investing favoring companies that show the potential for strong revenue and earnings growth. Normally invests at least 65% of its net assets in equity securities of midsized companies within the market capitalization range of the Russell Mid Cap® Index. This range varies daily.

International Opportunities Fund

•  Seeks long-term capital appreciation.

•  Primarily invests in stocks of companies principally based outside the United States. Normally, the fund will diversify its investments among a number of different countries throughout the world. The fund normally intends to invest at least 65% of its net assets in equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase of less than $5 billion. This market capitalization threshold may vary in response to changes in the markets. The fund may invest its remaining assets in equity securities of larger companies.

APPENDIX
A-3

APPENDIX A: UNDERLYING FUNDS

Micro Cap Growth Fund

•  Seeks long-term capital appreciation.

•  Normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of micro-cap companies. A micro-cap company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Micro-Cap Growth Index. This range varies daily.

Micro Cap Value Fund

•  Seeks long-term capital appreciation.

•  Normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of micro-cap companies. The fund considers companies having a market capitalization of less than $500 million at the time of purchase to be micro-cap companies.

Small Cap Blend Fund

•  Seeks long-term capital growth by investing primarily in stocks of small companies.

•  Normally invests 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index. This range varies daily. The fund invests in a blend of growth stocks and value stocks.

Small Cap Value Fund

•  Seeks long-term capital appreciation.

•  Normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index. This range varies daily. The fund invests in securities that it believes are selling at reasonable prices in relation to value.

•  Uses extensive fundamental analysis to identify companies for investment.

APPENDIX
A-4

APPENDIX A: UNDERLYING FUNDS

Value Opportunities Fund

•  Seeks long-term capital appreciation.

•  Normally invests at least 65% of its net assets in equity securities of small and mid-sized companies. Small and mid-sized companies are defined as companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2500® Index. This range varies daily.

APPENDIX
A-5

To Obtain Information:
By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.
By mail. Write to the Fund at: The Lord Abbett Family of Funds 90 Hudson Street Jersey City, NJ 07302-3973
Via the Internet. Lord, Abbett & Co. LLC www.LordAbbett.com
Text only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov.
You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

The Fund's Annual and Semiannual Reports contain more information about the Fund's investments and performance. The Annual Report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year. The Reports are available free of charge at www.LordAbbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this Prospectus). The SAI is available free of charge at www.LordAbbett.com, and through other means, as indicated on the left.

Lord Abbett Mutual Fund shares are
distributed by:
LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street
Jersey City, NJ 07302-3973

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

LAAS-1
(9/07)

SEC File Number: 811-07538

Lord Abbett
Alpha Strategy Fund

PROSPECTUS

CLASS Y SHARES

SEPTEMBER 14, 2007

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

THE FUND

INFORMATION ABOUT THE GOAL, PRINCIPAL STRATEGY, MAIN RISKS, PERFORMANCE, FEES AND EXPENSES	Goal	2

	Principal Strategy	2

	Main Risks	3

	Performance	4

	Fees and Expenses	6

	Additional Investment Information	8

	Management	12

YOUR INVESTMENT

INFORMATION FOR MANAGING YOUR FUND ACCOUNT	Purchases	14

	Redemptions	21

	Distributions and Taxes	22

	Services For Fund Investors	24

FINANCIAL INFORMATION

Financial Highlights	28

APPENDIX

Appendix A: Underlying Funds	A-1

ADDITIONAL INFORMATION

HOW TO LEARN MORE ABOUT THE FUND AND OTHER LORD ABBETT FUNDS	Back Cover

THE FUND

GOAL

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL STRATEGY

This Fund is a "fund of funds" – meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds and money market instruments. To pursue its goal, the Fund allocates its assets primarily to domestic equity securities by investing in a weighted combination of other funds managed by Lord, Abbett & Co. LLC ("Lord Abbett") that hold such instruments. The Fund selectively allocates its assets to foreign and multinational equity securities by investing in a weighted combination of other funds managed by Lord Abbett that hold such instruments. The Fund seeks to achieve a balance, over time, between domestic and, to a lesser extent, foreign securities similar to that of the Russell 2000® Index. The underlying funds may invest in a broad range of equity securities (including common and preferred stocks, warrants and similar instruments). As a result, the Fund's performance and risks will proportionately mirror the performance and risks of the securities held by the underlying funds in which the Fund invests. This Fund is intended for investors who are seeking exposure to the stocks of small U.S. companies managed in both growth and value styles.

The Fund will generally seek to allocate its assets primarily to domestic equity securities and selectively to foreign equity securities in a proportion that the manager believes is best suited to achieving the Fund's investment objective in light of current market conditions. The Fund will decide in which of the underlying funds it will invest at any particular time, as well as the relative amounts invested in those funds. For information about the underlying funds, see "Appendix A: Underlying Funds" below.

We, the Fund, or Alpha Strategy Fund refers to the Lord Abbett Alpha Strategy Fund, a portfolio or series of Lord Abbett Securities Trust (the "Trust").
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.
Multinational companies are those companies that conduct their business operations and activities in more than one country.
Fund's Volatility and Balance. The Fund's long-term volatility is expected to approximate that of the unmanaged Russell 2000® Index. Over time, the Fund intends to approximate the index's balance between domestic and, to a lesser extent, foreign securities by varying its investments in the underlying funds, subject to the Fund's cash flow and desire to avoid excessive capital gains distributions. Past performance and volatility of the index do not indicate future results for the index or the Fund. The Fund may not achieve this level of volatility or balance, or other objectives.

2

ALPHA STRATEGY FUND

MAIN RISKS

The value of the Fund's investments will fluctuate in response to various factors related to the equity markets, as well as the financial condition and prospects of issuers in which the Fund invests through its underlying funds.

The Fund is subject to the risks associated with stocks and other equity investments. The value of an equity investment will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. If the assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The Fund is subject to the risks of investing in the securities of small companies. Investing in small companies generally involves greater risks than investing in the stocks of large companies. Small companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. In addition, there may be less liquidity in small-company stocks, subjecting them to greater price fluctuations than larger company stocks.

The Fund is subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions, there is no guarantee that these transactions will be successful. They may lower the Fund's return or result in significant losses.

You may invest in the underlying funds directly. By investing in the Fund, you will incur a proportionate share of the expenses of the underlying funds in addition to any expenses of the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund offers a greater level of diversification than many other types of mutual funds, it is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

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ALPHA STRATEGY FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class Y shares from calendar year to calendar year.

Bar Chart (per calendar year) — Class Y Shares

Best Quarter 1st Q '06 +14.4%  Worst Quarter 2nd Q '06 -3.2%

The total return of the Fund's Class Y shares for the six-month period from January 1, 2007 to June 30, 2007 was 13.42%.

SYMBOL:
CLASS Y	ALFYX

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ALPHA STRATEGY FUND

The table below shows how the average annual total returns of the Fund's Class Y shares compare to those of three broad-based securities market indices and a more narrowly based index. The Fund believes that the S&P/Citigroup Extended Market World ex-US Index is a more appropriate benchmark for the Fund as a measure of the Fund's performance, and therefore will remove S&P/Citigroup Small-Cap World Index in the 2008 Prospectus. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

The after-tax returns of Class Y shares included in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns

(for periods ended December 31, 2006)

	1 Year	Life of Fund(1)
Class
Class Y Shares Return Before Taxes	22.14%	24.52%
Return After Taxes on Distributions	20.56%	23.61%
Return After Taxes on Distributions and Sale of Fund Shares	14.64%	20.71%
Index
85% Russell 2000/15% S&P Citigroup Extended Market World ex-US Index(2) (reflects no deduction for fees, expenses or taxes)	19.99%	18.35	%(3)
Russell 2000® Index(2) (reflects no deduction for fees, expenses or taxes)	18.37%	16.21	%(3)
S&P/Citigroup Extended Market World ex-US Index(2) (reflects no deduction for fees, expenses or taxes)	29.42%	30.68	%(3)
S&P/Citigroup Small-Cap World Index(2) (reflects no deduction for fees, expenses or taxes)	20.26%	23.58	%(3)

  (1)  The date Class Y was first offered to the public is 10/19/04.

  (2)  The performance of the unmanaged index is not necessarily representative of the Fund's performance.

  (3)  Represents total return for the period 10/31/04-12/31/06 to correspond with Class Y period shown.

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ALPHA STRATEGY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.

Fee Table
Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")(1)	0.10%
Other Expenses(3)(6)	0.29%
Acquired Fund Fees and Expenses(4)(5)(6)	1.05%
Total Operating Expenses(6)	1.44%
Management Fee Waiver and Expense Reimbursement(2)	(0.29)%
Net Expenses(2)(7)	1.15%

  (1)  Management Fees are payable to Lord Abbett for the Fund's investment management.

  (2)  For the period from November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to waive its management fee. For the period from November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Net Expenses do not exceed an aggregate annualized rate of 1.15% of average daily net assets for Class Y share.

  (3)  Other Expenses include fees paid for miscellaneous items such as shareholder services and professional services. The Fund has entered into a servicing arrangement with the underlying funds under which the underlying funds may bear certain of the Fund's Other Expenses. As a result, the Fund does not expect to bear any of these Other Expenses.

  (4)  "Acquired Fund" refers to each underlying fund in which the Fund invests. Shareholders in the Fund bear indirectly the Class Y share expenses of the underlying funds in which the Fund invests. Because the amount of the Fund's assets invested in each of the underlying funds changes daily, the amounts shown in the table are approximate amounts.

  (5)  The amount is based upon each underlying fund expense rate, including expense reductions.

  (6)  These amounts have been restated from fiscal year amounts to reflect estimated current year fees and expenses.

  (7)  The estimated effective net expense ratio, taking into account all waivers, expense reductions, and servicing arrangements with the underlying funds, is 1.05% for Class Y share.

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ALPHA STRATEGY FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund's pro rata share of the Class Y expenses of the underlying funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class Y Shares	$117	$417	$750	$1,690

Your expenses would be the same if you did not redeem your shares.

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7

ADDITIONAL INVESTMENT INFORMATION

The Fund is subject to the general risks and considerations associated with the underlying funds' investments in equity securities. This section describes some of the investment techniques that might be used by the Fund's underlying funds and some of the risks associated with those techniques. References to the underlying funds also include the Fund.

Adjusting Investment Exposure. The underlying funds will be subject to risks associated with investments. The underlying funds may, but are not required to, use various strategies to change their investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices, and other factors. For example, each of the underlying funds may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the underlying fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

Convertible Securities. The underlying funds may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities, but tend to be less volatile and produce more income than their underlying common stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

Depositary Receipts. The underlying funds may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Derivatives. Certain of the underlying funds may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market risks or to increase potential returns. A fund may use derivatives as a substitute for investing directly in securities and currencies, as part of a hedging strategy, or for other purposes related to the management of the fund. The risks associated with derivatives, such as forward contracts, futures and options, may be different and

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8

greater than the risks associated with directly investing in securities and other investments. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Leverage, including borrowing, may increase volatility in a fund by magnifying the effect of changes in the value of a fund's holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would have been the case in the absence of leverage. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a fund's use of derivatives is successful will depend on, among other things, Lord Abbett's ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, a fund's performance could suffer.

Emerging Countries. Certain of the Fund's underlying funds may invest in emerging country securities. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

Foreign Currency Transactions. In accordance with their investment objectives and policies, certain of the underlying funds may engage in various types of foreign currency transactions. The underlying funds may employ a variety of investments and techniques, including spot and forward foreign currency exchange transactions, currency swaps, listed or over-the-counter (OTC) options on currencies, and currency futures and options on currency futures.

An underlying fund's use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the fund's return could be reduced as a result. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund and denominated in those currencies. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging countries.

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Foreign Securities. Certain of the underlying funds may invest substantially all or a significant portion of their assets in foreign securities. Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher, in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.

Options. In accordance with their investment objectives and policies, certain of the underlying funds may purchase call and put options and write (i.e., sell) covered call and put options. A "call option" is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by an underlying fund is covered when, among other things, the underlying fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Certain of the underlying funds may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or securities indices, currencies or futures. The funds also may enter into over-the-counter ("OTC") options contracts, which are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Successful use by the funds of options and options on futures will be subject to Lord Abbett's ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates.

Risks of Options. Underlying fund transactions, in options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and an underlying fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

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10

Swap and Similar Transactions. Certain of the underlying funds may enter into equity index, credit, currency and total return swap agreements and swaptions (options on swaps). A fund may enter into these transactions swaps for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or "notional" amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified securities or indices. The underlying fund may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

Temporary Defensive Investments. At times each underlying fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.

Information on Portfolio Holdings. The Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Fund's portfolio holdings, including a complete schedule of holdings. The Fund also files its complete schedule of portfolio holdings with the SEC on Form N-Q as of the end of its first and third fiscal quarters.

In addition, on or about the first day of the second month following each calendar quarter-end, the Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The Fund also may make publicly available other portfolio related information within 15 days following the end of each calendar month for which such information is made available. Such information may include: a list of the largest portfolio positions; portfolio commentaries; portfolio performance attribution information; "fact sheets" or similar updates; and certain other information regarding one or more portfolio positions. This information will remain available until the schedule, list,

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commentary, fact sheet, performance attribution or other information for the next month is publicly available. You may view this information for the most recently ended calendar quarter or month at www.LordAbbett.com under the Fund's holdings tab or request a copy at no charge by calling Lord Abbett at 888-522-2388.

From time to time, a portfolio manager, analyst, or other Lord Abbett employee may express observations and/or opinions regarding macroeconomic, geo-political, market sector, industry, issuer-specific, or other developments. The observations and/or opinions expressed by such person do not necessarily represent the observations and/or opinions of Lord Abbett or any other person associated with Lord Abbett. Any such observations and/or opinions are subject to change at any time for any reason, and Lord Abbett disclaims any responsibility to update such observations and/or opinions. These observations and/or opinions may not be relied upon as investment advice and, because investment decisions for Lord Abbett Funds are based on multiple factors, may not be relied upon as any indication of trading intent on behalf of any Lord Abbett Fund.

For more information on the Fund's policies and procedures with respect to the disclosure of its portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies – Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the Statement of Additional Information.

MANAGEMENT

Board of Trustees. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund's portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. More than 75 percent of the members of the Board are independent of Lord Abbett.

Each year in December the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board's approval is available in the Fund's Semiannual Report to Shareholders for each six-month period ended April 30.

Investment Adviser. The Fund's investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $117 billion in 55 mutual funds and other advisory accounts as of June 29, 2007.

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Investment Managers. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. The Statement of Additional Information contains additional information about manager compensation, other accounts managed, and ownership of Fund shares. Lord Abbett's Asset Allocation Committee oversees and reviews the allocation and investment of the Fund's assets in the underlying funds.

The Asset Allocation Committee consists of the following members: Robert S. Dow, Managing Partner and Chief Executive Officer; Robert I. Gerber, Partner and Director of Taxable Fixed Income Management; Christopher J. Towle, Partner and Director of High Yield & Convertible Management; Harold E. Sharon, Partner and Director of International Equity; Charles P. Massare, Partner and Director of Quantitative Research & Risk Management; and Robert P. Fetch, Partner and Small Cap Value Senior Investment Manager. Mr. Dow, Mr. Gerber, Mr. Towle, Mr. Massare and Mr. Fetch joined Lord Abbett in 1972, 1997, 1987, 1998 and 1995, respectively. Mr. Gerber and Mr. Towle have been members of the Asset Allocation Committee since 2005. Mr. Massare became a member of the Asset Allocation Committee in 2006, and Mr. Dow and Mr. Fetch became members in 2007. Mr. Sharon joined Lord Abbett in 2003 and has been a member of the Asset Allocation Committee since 2005. From 2001 to 2003 he worked as a consultant for various financial and venture capital companies. Mr. Dow, Mr. Gerber, Mr. Towle, Mr. Sharon, Mr. Massare and Mr. Fetch are jointly and primarily responsible for the day-to-day management of the Fund.

Management Fee. Lord Abbett is entitled to an annual management fee based on the Fund's average daily net assets. The management fee is calculated daily and payable monthly. The management fee is calculated at 0.10% on the Fund's average daily net assets.

For the fiscal year ended October 31, 2006, Lord Abbett waived its entire fee for the Fund. Lord Abbett has contractually agreed to waive its fee for the period from November 1, 2006 through February 29, 2008. The Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Fund, see the Statement of Additional Information.

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YOUR INVESTMENT

PURCHASES

Class Y shares. You may purchase Class Y shares at the net asset value ("NAV") per share next determined after we receive your purchase order submitted in proper form. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information see below. No sales charges apply.

We reserve the right to modify, restrict or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor LLC determines that it is in the best interests of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Pricing of Shares. NAV per share for each class of Fund shares is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.

The Fund's NAV is calculated based upon the NAVs of the underlying funds in which the Fund invests. The prospectuses for the underlying funds explain how they calculate their NAVs, the circumstances under which those funds will use fair-value pricing and the effects of doing so. A summary follows.

In calculating the NAV of an underlying fund, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Unlisted fixed income securities having remaining maturities of 60 days or less are valued at their amortized cost.

Securities held by an underlying fund for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded are valued under fair value procedures approved by the

Lord Abbett Distributor LLC ("Lord Abbett Distributor" or the "Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.

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Fund's Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted price, or the security is relatively illiquid. An underlying fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. Each underlying fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. A fund's use of fair value pricing may cause the NAV of fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV of an underlying fund is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

Excessive Trading and Market Timing. The Fund is designed for long-term investors and is not intended to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices ("frequent trading") may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative and other costs, and reduce the Fund's investment return.

To the extent the Fund invests in foreign securities, the Fund may be particularly susceptible to frequent trading because many foreign markets close hours before the Fund values its portfolio holdings. This may allow significant events, including broad market moves, that occur in the interim to affect the values of foreign securities held by the Fund. The time zone differences among foreign markets may allow a shareholder to exploit differences in the Fund's share prices that are

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based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as "time zone arbitrage"). To the extent the Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as "price arbitrage"). The Fund has adopted fair value procedures that allow the Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Fund expects that the use of fair value pricing will reduce a shareholder's ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see "Your Investment – Purchases – Pricing of Shares" above.

The Fund's Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Fund's policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Fund. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause the Fund to incur additional expenses or to sell portfolio holdings for other than investment-strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients, which procedures are described below. The Fund may modify its frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Fund and its shareholders.

Frequent Trading Policy and Procedures. Under the frequent trading policy, any Lord Abbett Fund shareholder redeeming Fund shares valued at $5,000 or more (other than shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund) from an account will be prohibited from investing in the Fund in the account for 30 calendar days after the redemption (the "Policy"). The Policy applies to all redemptions and purchases for an account that are part of an exchange transaction or transfer of assets, but does not apply to the following types of transactions unless the Distributor determines in its sole discretion that

Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

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the transaction may be harmful to the Fund: (1) systematic purchases and redemptions, such as purchases made through reinvestment of dividends or other distributions, or certain automatic or systematic investment, exchange or withdrawal plans (such as payroll deduction plans, and the Fund's Invest-A-Matic and Systematic Withdrawal Plans); (2) Retirement and Benefit Plan payroll and/or employer contributions, loans and distributions; (3) purchases or redemptions by a "fund-of-funds" or similar investment vehicle that the Distributor in its sole discretion has determined is not designed to serve and/or is not serving as a vehicle for frequent trading; (4) purchases by an account that is part of a mutual fund wrap account program ("wrap program"); and (5) purchases involving certain transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; provided that the Financial Intermediary maintaining the account is able to identify the transaction in its records as one of these transactions.

In addition to the Policy, we have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is inconsistent with the Policy. If, based on these monitoring procedures, we believe that an investor is engaging in, or has engaged in, frequent trading that may be harmful to the Fund, normally, we will notify the investor (and/or the investor's Financial Intermediary) to cease all such activity in the account. If the activity occurs again, we will place a block on all further purchases or exchanges of the Fund's shares in the investor's account and inform the investor (and/or the investor's Financial Intermediary) to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. As stated above, although we generally notify the investor (and/or the investor's Financial Intermediary) to cease all activity indicative of frequent trading prior to placing a block on further purchases or exchanges, we reserve the right to immediately place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. While we attempt to apply the Policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we

Retirement and Benefit Plans include qualified and non-qualified retirement plans, deferred compensation plans and other employer-sponsored retirement, savings or benefit plans, such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, but do not include Individual Retirement Accounts ("IRAs"), unless explicitly stated elsewhere in the Prospectus.
Lord Abbett offers a variety of retirement plans. Call 888-522-2388 for information about:
•	Traditional, Rollover, Roth, and Education IRAs
•	SIMPLE IRAs, SEP-IRAs, 401(k) and 403(b) accounts
•	Defined Contribution Plans

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will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection.

We recognize that Financial Intermediaries that maintain accounts in omnibus recordkeeping environments or in nominee name may not be able reasonably to apply the Policy due to systems limitations or other reasons. In these instances, the Distributor may review the frequent trading policies and procedures that an individual Financial Intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Fund and its shareholders, as described above. The Distributor also will seek the Financial Intermediary's agreement to cooperate with the Distributor's efforts to (1) monitor the Financial Intermediary's adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that the Distributor in its sole discretion deems adequate, and (2) stop any trading activity the Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a Financial Intermediary's application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by the Distributor and by certain other Financial Intermediaries. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the Financial Intermediary placing purchase orders on his or her behalf. A substantial portion of the Fund's shares may be held by Financial Intermediaries through omnibus accounts or in nominee name.

With respect to monitoring accounts maintained by a Financial Intermediary, to our knowledge, in an omnibus environment or in nominee name, the Distributor will seek to receive sufficient information from the Financial Intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the Financial Intermediary and request it to provide the Distributor with additional transaction information so that the Distributor may determine if any investors appear to have engaged in frequent trading activity. The Distributor's monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the Financial Intermediary take appropriate action to curtail the

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activity and will work with the relevant party to do so. Such action may include actions similar to those that the Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Fund and/or may also terminate our relationship with the Financial Intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

Who May Invest? Class Y shares are currently available in connection with: (1) purchases by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor LLC specifically for such purchases; (2) purchases by the trustee or custodian under any deferred compensation or pension or profit-sharing plan or payroll deduction IRA established for the benefit of the employees of any company with an account(s) in excess of $10 million managed by Lord Abbett or its sub-advisers on a private-advisory-account basis; or (3) purchases by institutional investors, such as retirement plans ("Plans"), companies, foundations, trusts, endowments and other entities where the total amount of potential investable assets exceeds $50 million, that were not introduced to Lord Abbett by persons associated with a broker or dealer primarily involved in the retail security business. Additional payments may be made by Lord Abbett out of its own resources with respect to certain of these sales.

How Much Must You Invest? You may buy Fund shares through any independent securities dealer having a sales agreement with Lord Abbett Distributor, our principal underwriter. Place your order with your investment dealer or send the money to the Fund (P.O. Box 219366, Kansas City, MO 64121). The minimum initial investment is $1 million, except for (1) certain purchases through Financial Intermediaries that charge a fee for services that include investment advisory or management services and (2) purchases by Plans meeting the eligibility requirements described in the preceding paragraph, which have no

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minimum. This offering may be suspended, changed or withdrawn by Lord Abbett Distributor, which reserves the right to reject any order.

Important Information about Procedures for Opening a New Account Required by the USA PATRIOT ACT. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions including the Fund to obtain, verify, and record information that identifies each person or entity that opens an account. What this means for you – when you open an account, we will require your name, address, date and place of organization or date of birth, Taxpayer Identification Number or Social Security Number, and we may ask for other information that will allow us to identify you. We also will ask for this information in the case of persons who will be signing on behalf of certain entities that will own the account. We may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your purchase order or account application. Your monies will not be invested until we have all required information. You also should know that we will verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, the Fund reserves the right to reject purchase orders or account applications accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

Buying Shares Through Your Dealer. Orders for shares received by the Fund prior to the close of the NYSE, or received by dealers prior to such close and received by Lord Abbett Distributor prior to the close of its business day, will be confirmed at the NAV effective at such NYSE close. Orders received by dealers after the NYSE closes and received by Lord Abbett Distributor in proper form prior to the close of its next business day are executed at the NAV effective as of the close of the NYSE on that next business day. The dealer is responsible for the timely transmission of orders to Lord Abbett Distributor. A business day is a day on which the NYSE is open for trading.

Buying Shares By Wire. To open an account, call 888-666-0022, Institutional Trading Department, to set up your account and to arrange a wire transaction. Wire to: UMB, N.A., Kansas City, routing number – 101000695, bank account number: 987800033-3, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the Fund, note Class Y shares and include your new account number and your name. To add to an existing account, wire to: UMB, N.A., Kansas City, routing number – 101000695, bank account number: 987800033-3, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the Fund, note Class Y shares and include your account number and your name.

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REDEMPTIONS

Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In the case of redemptions involving Retirement and Benefit Plans, you may be required to provide the Fund with one or more completed forms before your order will be executed. For more information, please call 888-522-2388.

By Broker. Call your investment professional for instructions on how to redeem your shares.

By Telephone. To obtain the proceeds of a redemption of less than $50,000 from your account, you or your representative should call the Fund at 888-522-2388.

By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation, please call 888-522-2388.

Telephone Transactions. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number, and other relevant information. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Transactions by telephone may be difficult to implement in times of drastic economic or market change.

Eligible Guarantor is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.

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A Guaranteed Signature is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

•  a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation);

•  a redemption check payable to anyone other than the shareholder(s) of record;

•  a redemption check to be mailed to an address other than the address of record;

•  a redemption check payable to a bank other than the bank we have on file; or

•  a redemption for $50,000 or more.

By Wire. In order to receive funds by wire, our servicing agent must have the wiring instructions on file. To verify that this feature is in place, call 888-666-0022, Institutional Trading Department (minimum wire: $1,000). Your wire redemption request must be received by the Fund before the close of the NYSE for money to be wired on the next business day.

Redemptions in Kind. The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

DISTRIBUTIONS AND TAXES

The following discussion is general. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares. The Fund expects to pay you dividends from its net investment income annually and expects to distribute any net capital gains annually.

Guaranteed Signature. An acceptable form of guarantee would be as follows:
•	In the case of an estate -
Robert A. Doe Executor of the Estate of John W. Doe
[Date]

•	In the case of a corporation - ABC Corporation
Mary B. Doe
By Mary B. Doe, President [Date]

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All distributions, including dividends from net investment income, will be reinvested in Fund shares unless you instruct the Fund to pay them to you in cash.

For U.S. federal income tax purpose, the Fund's distributions generally are taxable to shareholders, other than tax-exempt shareholders (including certain retirement plan shareholders, as discussed below), regardless of whether paid in cash or reinvested in additional Fund shares. Distributions of net investment income and short-term capital gains are taxable as ordinary income; however, certain qualified dividends that the Fund receives and distributes may be subject to a reduced tax rate if you meet holding period and certain other requirements. Distributions of net long-term capital gains are taxable as long-term capital gains. This tax treatment of distributions of net long-term capital gains applies regardless of how long you have owned Fund shares. Any sale, redemption, or exchange of Fund shares may be taxable to you.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares. However, in the case of Fund shares held through a nonqualified deferred compensation plan, Fund dividends and distributions received by the plan and sales and exchanges of Fund shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in the Fund generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income.

You must provide your Social Security number or other taxpayer identification number to the Fund along with certifications required by the Internal Revenue Service when you open an account. If you do not or it is otherwise legally required to do so, the Fund will withhold 28% "backup withholding" tax from your distributions, sale proceeds and any other payments to you.

Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by the Fund, will be mailed to shareholders each year.

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SERVICES FOR FUND INVESTORS

We offer the following shareholder services:

Telephone Exchange Privilege. Class Y shares may be exchanged without a service charge for Class Y shares of any Eligible Fund among the Lord Abbett-sponsored funds.

Account Statements. Every investor automatically receives quarterly account statements.

Householding. We have adopted a policy that allows us to send only one copy of the Fund's prospectus, proxy material, Annual Report and Semiannual Report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 888-522-2388 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219366, Kansas City, MO 64121.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 888-522-2388.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers").

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and without cost to the Fund or the Fund's shareholders. The payments may be for:

•  marketing and/or distribution support for Dealers;

•  the Dealers' and their investment professionals' shareholder servicing efforts;

•  training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•  certain information regarding Dealers and their investment professionals;

Exchange Limitations. As described under "Your Investment – Purchases," we reserve the right to modify, restrict or reject any exchange request if the Fund or Lord Abbett Distributor determines it is in the best interests of the Fund and its shareholders. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.
Eligible Fund. An Eligible Fund is any Lord Abbett-sponsored fund offering Class Y shares.

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•  sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers' investment professionals and/or their clients or potential clients;

•  the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes; and/or

•  certain Dealers' costs associated with orders relating to Fund shares ("ticket charges").

Some of these payments may be referred to as revenue sharing payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs that they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the basis or amount of any additional payments to Dealers. These factors include the Dealer's sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett's relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The payments presently range from 0.02% to 0.1% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals. For certain relationships entered into prior to February 1, 2006 with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments up to 0.15% of the related Lord Abbett Funds' assets and/or sales. These maximum payment limitations may not be inclusive of payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers. The Dealers within a particular tier may receive

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different amounts of revenue sharing or may not receive any. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett's formula for calculating revenue sharing payments may be different from the formulas that the Dealers use. Please refer to the Fund's Statement of Additional Information for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer's investment professionals, but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer's investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a "preferred" or "recommended" list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

The Fund's portfolio transactions are not used as a form of sales-related compensation to Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund's portfolio transactions with broker-dealer firms based on the firm's ability to provide the best net results from the transaction to the Fund. To the extent that Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund's portfolio transactions with the Dealer even though it sells or has sold shares of the Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer's sales in deciding which Dealer to choose to execute the Fund's portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund's receipt of the best net results only. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, the Lord Abbett Funds may enter into arrangements with and pay fees to Financial Intermediaries that provide recordkeeping services to certain groups of investors in the Lord Abbett Funds, including participants in Retirement and Benefit Plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of

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Financial Intermediaries that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees the Lord Abbett Funds pay: (1) are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services; and (2) do not relate to distribution services. The Lord Abbett Funds understand that, in accordance with guidance from the U.S. Department of Labor, Retirement and Benefit Plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the Retirement and Benefit Plans or the Investors. This may take the form of recordkeepers passing the fees through to their clients or reducing the clients' charges by the amount of fees the recordkeeper receives from mutual funds.

The Lord Abbett Funds may also pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

•  establishing and maintaining individual accounts and records;

•  providing client account statements; and

•  providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Funds to the transfer agent, which would otherwise provide these services.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights, excluding the six months ended April 30, 2007, have been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Report of the Independent Registered Public Accounting Firm thereon appear in the 2006 Annual Report to Shareholders and are incorporated by reference in the Statement of Additional Information, which is available upon request. Unaudited financial statements for the six months ended April 30, 2007 appear in the 2007 Semiannual Report to Shareholders and are incorporated by reference in the Statement of Additional Information. Certain information reflects financial results for a single Fund share.

FINANCIAL INFORMATION
28

ALPHA STRATEGY FUND

FINANCIAL HIGHLIGHTS

	Class Y Shares
	Six Months Ended 4/30/2007		Year Ended 10/31		10/20/2004(a) to
	(unaudited)		2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$23.77		$19.12	$15.96	$15.65
Investment operations:
Net investment income(b)	.05		.02	.05	–	(e)
Net realized and unrealized gain	3.12		4.63	3.27	.31
Total from investment operations	3.17		4.65	3.32	.31
Distributions to shareholders from:
Net investment income	(.80)		–	(.16)	–
Net realized gain	(.26)		–	–	–
Total distributions	(1.06)		–	(.16)	–
Net asset value, end of period	$25.88		$23.77	$19.12	$15.96
Total Return(c)	13.75	%(d)	24.32%	20.91%	2.18	%(d)
Ratios to Average Net Assets:*
Expenses, including expense reductions and expenses assumed and waived	.00	%(d)	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.00	%(d)	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.19	%(d)	.45%	.48%	.00	%(d)
Net investment income	.20	%(d)	.08%	.27%	.00	%(d)(f)
Supplemental Data:
Net assets, end of period (000)	$1,402		$1,001	$539	$398
Portfolio turnover rate	.00	%(d)	8.83%	6.94%	2.59%

  *  Does not include expenses of the Underlying Funds in which the Fund invests.

  (a)   Commencement of offering of class shares.

  (b)   Calculated using average shares outstanding during the period.

  (c)   Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)   Not annualized.

  (e)   Amount represents less than $.01.

  (f)   Amount represents less than .01%.

FINANCIAL INFORMATION
29

APPENDIX A: UNDERLYING FUNDS

The underlying funds have their own investment objectives and policies. These funds currently consist of:

•  Lord Abbett Developing Growth Fund, Inc. ("Developing Growth Fund")

•  Lord Abbett Growth Opportunities Fund ("Growth Opportunities Fund")

•  Lord Abbett International Opportunities Fund ("International Opportunities Fund")

•  Lord Abbett Micro-Cap Growth Fund ("Micro Cap Growth Fund")

•  Lord Abbett Micro-Cap Value Fund ("Micro Cap Value Fund")

•  Lord Abbett Small-Cap Blend Fund ("Small Cap Blend Fund")

•  Small-Cap Value Series ("Small Cap Value Fund")

•  Lord Abbett Value Opportunities Fund ("Value Opportunities Fund")

The table below sets forth the approximate current percentage of assets of the Fund that Lord Abbett normally expects to be allocated to equity, fixed income and international investments ("Target Allocation"). In each case "assets" does not include cash or cash equivalent transactions. These percentages apply at the time of purchase of a particular underlying fund. The Fund's assets are entirely allocated to equity investments.

Underlying Funds By Category	Target Allocation
Equity	100%
Fixed Income	0%
International	25% maximum

APPENDIX
A-1

APPENDIX A: UNDERLYING FUNDS

The Fund may invest in the separate underlying funds shown below, each with its own investment objective and policies. The table below sets forth the underlying funds (denoted by an "X") in which the Fund may invest. The Fund may change the underlying funds in which it may invest at any time without prior notice or shareholder approval.

US Equity Funds
Developing Growth Fund	X
Growth Opportunities Fund	X
Micro Cap Growth Fund	X
Micro Cap Value Fund	X
Small Cap Blend Fund	X
Small Cap Value Fund	X
Value Opportunities Fund	X
International Equity Fund
International Opportunities Fund	X

The table below shows the approximate percentage of assets of the Fund expected to be allocated to its underlying funds as of September 14, 2007. The Fund may change the amounts allocated to any or all of the underlying funds at any time without prior notice or shareholder approval. The portion of the Fund's assets allocated to a specific underlying fund may vary over time due to market fluctuations and portfolio management decisions.

Underlying funds	Target Allocation of Assets
Developing Growth Fund	20%
International Opportunities Fund	25%
Micro Cap Growth Fund	10%
Micro Cap Value Fund	10%
Small Cap Blend Fund	10%
Small Cap Value Fund	20%
Value Opportunities Fund	5%
Total	100%

APPENDIX
A-2

APPENDIX A: UNDERLYING FUNDS

The following is a concise description of the investment objectives and practices of each underlying fund in which the Fund may invest. No offer is made in this Prospectus of the shares of the underlying funds. More information about each underlying fund is available in its prospectus. To obtain a prospectus for an underlying fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.LordAbbett.com.

Developing Growth Fund

•  Seeks long-term capital appreciation.

•  Primarily invests in the common stock of companies with above-average, long-term growth potential. Normally invests at least 65% of its net assets in the equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index. This range varies daily.

•  Uses extensive fundamental analysis to identify companies for investment.

Growth Opportunities Fund

•  Seeks long-term capital appreciation.

•  Uses a growth style of investing favoring companies that show the potential for strong revenue and earnings growth. Normally invests at least 65% of its net assets in equity securities of midsized companies within the market capitalization range of the Russell Mid Cap® Index. This range varies daily.

International Opportunities Fund

•  Seeks long-term capital appreciation.

•  Primarily invests in stocks of companies principally based outside the United States. Normally, the fund will diversify its investments among a number of different countries throughout the world. The fund normally intends to invest at least 65% of its net assets in equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase of less than $5 billion. This market capitalization threshold may vary in response to changes in the markets. The fund may invest its remaining assets in equity securities of larger companies.

APPENDIX
A-3

APPENDIX A: UNDERLYING FUNDS

Micro Cap Growth Fund

•  Seeks long-term capital appreciation.

•  Normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of micro-cap companies. A micro-cap company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Micro-Cap Growth Index. This range varies daily.

Micro Cap Value Fund

•  Seeks long-term capital appreciation.

•  Normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of micro-cap companies. The fund considers companies having a market capitalization of less than $500 million at the time of purchase to be micro-cap companies.

Small Cap Blend Fund

•  Seeks long-term capital growth by investing primarily in stocks of small companies.

•  Normally invests 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index. This range varies daily. The fund invests in a blend of growth stocks and value stocks.

Small Cap Value Fund

•  Seeks long-term capital appreciation.

•  Normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index. This range varies daily. The fund invests in securities that it believes are selling at reasonable prices in relation to value.

•  Uses extensive fundamental analysis to identify companies for investment.

APPENDIX
A-4

APPENDIX A: UNDERLYING FUNDS

Value Opportunities Fund

•  Seeks long-term capital appreciation.

•  Normally invests at least 65% of its net assets in equity securities of small and mid-sized companies. Small and mid-sized companies are defined as companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2500® Index. This range varies daily.

APPENDIX
A-5

To Obtain Information:
By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.
By mail. Write to the Funds at: The Lord Abbett Family of Funds 90 Hudson Street Jersey City, NJ 07302-3973
Via the Internet. Lord, Abbett & Co. LLC www.LordAbbett.com
Text only versions of Fund documents can be viewed online or downloaded directly from the SEC: www.sec.gov.
You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

The Fund's Annual and Semiannual Reports contain more information about the Fund's investments and performance. The Annual Report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year. The Reports are available free of charge at www.LordAbbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this Prospectus). The SAI is available free of charge at www.LordAbbett.com, and through other means, as indicated on the left.

Lord Abbett Mutual Fund shares are
distributed by:
LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street
Jersey City, NJ 07302-3973

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

LAAS-Y-1

(9/07)

SEC File Number: 811-07538

LORD ABBETT

Statement of Additional Information	September 14, 2007

LORD ABBETT SECURITIES TRUST

Lord Abbett All Value Fund

Lord Abbett Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large Cap Value Fund

Lord Abbett Value Opportunities Fund

(Class A, B, C, F, P, R2, and R3 Shares)

This Statement of Additional Information (“SAI”) is not a Prospectus.  A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ 07302-3973.  This SAI relates to, and should be read in conjunction with, the Prospectuses for the Lord Abbett Securities Trust – Lord Abbett All Value Fund (“All Value Fund”), Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”) (each individually a “Fund” or, collectively, the “Funds”), dated September 14, 2007. Certain capitalized terms used throughout this SAI are defined in the Fund’s Prospectus.

Shareholder account inquiries should be made by directly contacting the Funds or by calling 888-522-2388.  The Funds’ Annual and Semiannual Reports to Shareholders contain additional performance information and are available without charge, upon request by calling 888-522-2388.  In addition, you can make inquiries through your dealer.

1

1.

Fund History

Lord Abbett Securities Trust (the “Trust”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”).  The Trust was organized as a Delaware statutory trust on February 26, 1993, with an unlimited amount of shares of beneficial interest authorized.  The Trust has eight funds or series, but only six are described in this SAI.  Each of the six Funds has eight classes of shares: Class A, B, C, F, P, R2, R3, and Y shares. Class Y is described in a separate SAI.  Class P shares of the Alpha Strategy Fund are neither offered to the general public nor available in all states.

2.

Investment Policies

Fundamental Investment Restrictions.  Each Fund’s investment objective in the Prospectus cannot be changed without approval of a majority of each Fund’s outstanding shares (as defined in the Act). Each Fund is also subject to the following fundamental investment restrictions that cannot be changed without approval of a majority of each Fund’s outstanding shares (as defined in the Act).

Each Fund may not:

(1)          borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) it may purchase securities on margin to the extent permitted by applicable law;

(2)          pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund’s investment policies as permitted by applicable law);

(3)          engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)          make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

(5)          buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

(6)          with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

(7)          invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

(8)          issue senior securities to the extent such issuance would violate applicable law.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction with which the Funds must comply on a continuous basis.

2

Non-Fundamental Investment Restrictions.  In addition to the Fund’s investment of each Fund and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board of Trustees (the “Board”) without shareholder approval.

Each Fund may not:

(1)          make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)          invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933 (“Rule 144A”), determined by Lord Abbett to be liquid, subject to the oversight of the Board;

(3)          invest in securities issued by other investment companies except to the extent permitted by applicable law (the All Value Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund may not, however, rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the Act);

(4)          invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of a Fund’s total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants that are not listed on the New York Stock Exchange (“NYSE”) or American Stock Exchange or a major foreign exchange);

(5)          invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that it may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

(6)          write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and SAI, as they may be amended from time to time; or

(7)          buy from or sell to any of the Trust’s officers, trustees, employees, or its investment adviser or any of the adviser’s officers, partners or employees, any securities other than shares of the Trust.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

Portfolio Turnover Rate.  For the fiscal years ended October 31, 2006 and 2005, the portfolio turnover rates for each Fund were as follows:

Fund	2006	2005
All Value Fund	63.84%	52.24%
Alpha Strategy Fund	8.83%	6.94%
International Core Equity Fund	134.00%	100.87%
International Opportunities Fund	98.16%	78.65%
Large Cap Value Fund	42.16%	54.12%
Value Opportunities Fund	296.82%*	N/A

* For the period 12/20/05 (commencement of investment operations) to 10/31/06.

During the 2006 fiscal year, the Value Opportunities Fund’s portfolio turnover rate was higher than its normally expected rate, as the Fund took advantage of volatility in the markets in which it principally invests.

During the 2006 fiscal year, the International Core Equity Fund’s portfolio turnover rate was higher than its normally expected rate due to its sale of certain securities believed to have exceeded their estimated long-term economic value; the Fund also took advantage of volatility in the markets in which it principally invests in an attempt to increase performance.

3

Additional Information on Portfolio Risks, Investments and Techniques.  The following sections provide further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks.  In the case of the Alpha Strategy Fund, references to each “Fund” refers to all or certain of its the underlying funds.

Borrowing Money.  Each Fund may borrow money for certain purposes as described above under “Fundamental Investment Restrictions.”  If a Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.

Brady Bonds.  International Core Equity Fund, International Opportunities Fund, and Alpha Strategy Fund through the International Opportunities Fund may invest in so-called “Brady Bonds,” which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructuring under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady.  Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over the counter secondary market for debt instruments.  Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default.  In light of the history of commercial bank loan defaults by Latin American public and private entities, investment in Brady Bonds may be viewed as speculative.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.  Interest payments on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”).

Convertible Securities.  To the extent consistent with its investment objective and policies, each Fund may invest in convertible securities.  Convertible securities are preferred stocks or debt obligations that are convertible into common stock.  Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities.  They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds.  Convertible securities have both equity and fixed income risk characteristics.  Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates.  The market value of convertible securities tends to decline as interest rates increase.  If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock.  In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security.  As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

Debt Securities. To the extent consistent with its investment objective and policies, each Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper, and pass-through instruments.  The value of debt securities may fluctuate based on changes in interest rates and the issuer’s financial condition.  When interest rates rise or the issuer’s financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline. A security will be considered “investment grade” if at least one Rating Agency (as defined in the Prospectus) assigns such a rating to the security or if Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment adviser, determines the security to be of such quality.

Depositary Receipts.  To the extent consistent with its investment objective and policies, each Fund may invest in American Depositary Receipts (“ADRs”) and similar depositary receipts. ADRs, typically issued by a financial institution (a “depositary”), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary.  Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States.  Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United

4

States, including increased market, liquidity, currency, political, information, and other risks.  Although All Value Fund and Large-Cap Value Fund may not invest more than 10% of their net assets in foreign securities, ADRs are not subject to this limitation.  For purposes of International Core Equity Fund’s and International Opportunities Fund’s investment policies, ADRs are treated as foreign securities.  For purposes of Value Opportunities Fund, ADRs are not considered to be foreign securities for purposes of the Fund’s limitation on investments in foreign securities.

Derivatives.  The Funds may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, or, in the case of International Core Equity Fund, International Opportunities Fund and Alpha Strategy Fund through the International Opportunities Fund, to provide a substitute for purchasing or selling particular securities or to increase potential returns.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivative instruments the Funds may use, to the extent described in the Prospectus and this SAI, include options contracts, futures contracts, options on futures contracts, forward currency contracts, structured notes, swap agreements and credit derivatives, which are described below.  Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would.  A Fund’s portfolio managers, however, may decide not to employ some or all of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole.  Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss.  A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives.  Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk.  As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange.  In contrast, no clearing agency guarantees OTC derivatives. Therefore, each party to an OTC derivative bears the risk that the counterparty will default. Accordingly, Lord Abbett will consider the creditworthiness of counterparties to OTC derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. OTC derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Each Fund may be required to “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other Securities and Exchange Commission (“SEC”) or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives. In the case of futures contracts and forward contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open.  With respect to futures contracts and forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value.  By setting aside assets equal to only its net obligations under cash-settled futures contracts, a Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.  Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

5

Credit Derivatives.  Each of the International Core Equity Fund and International Opportunities Fund may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives.  Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively.  Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index.  There are three basic transactional forms for credit derivatives: swaps, options and structured instruments.  The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions.  If Lord Abbett is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these techniques were not used.  Moreover, even if Lord Abbett is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.  A Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction.  For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund’s loss is limited to the premium it paid for the default option.  In contrast, if there is a default by the grantor of a default option, the Fund’s loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged.

Combined Transactions.  Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of Lord Abbett, it is in the best interests of the Fund to do so.  A combined transaction will usually contain elements of risk that are present in each of its component transactions.  Although combined transactions are normally entered into based on Lord Abbett’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Future Developments.  The Funds may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund.  Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or SAI.

Emerging Countries.  International Core Equity Fund and International Opportunities Fund may invest up to 20% of their net assets in emerging country securities.  International Core Equity Fund considers emerging markets to be those included in the MSCI EAFE Index, while the International Opportunities Fund considers emerging markets to be those markets not included in the developed markets of the S&P/Citigroup Extended Market World ex-U.S. Index. Alpha Strategy Fund through the International Opportunities Fund may also invest a portion of its assets in emerging country securities. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not to be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries.  Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

Foreign Currency Transactions.  International Core Equity Fund, International Opportunities Fund, and Alpha Strategy Fund through the International Opportunities Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes.  In accordance with the Fund’s investment objective and policies, each other Fund may engage in spot transactions and may use forward contracts to protect against uncertainty in the level of future exchange rates.

Each Fund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies.  “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations.  To the extent a Fund invests in such currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar.  Currency rates in foreign

6

countries may fluctuate significantly over short periods of time.  Fund assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss.  A U.S. dollar investment in depositary receipts or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer.  Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

Each Fund may engage in spot transactions and also may use forward contracts.  A forward contract on foreign currencies involves obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into.  These contracts typically are traded in the OTC derivatives market and entered into directly between currency traders and their customers.

Each Fund may enter into forward contracts with respect to specific transactions.  For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction.  A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Each Fund also may use forward contracts in connection with existing portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another.  For example, when Lord Abbett believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency.  This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements may not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, a Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which a Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  A Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

Each Fund also may enter into currency forward contracts that are contractually required to, or may settle in cash, including non-deliverable currency forward contracts (“NDFs”). Each Fund intends to enter into cash-settled currency forward contracts, including NDFs, that contractually require the netting of the parties’ liabilities. Under a cash-settled forward contract that requires netting, the Fund or its counterparty to the contract is required only to deliver a cash payment in the amount of its net obligation in settlement of the contract. Forward contracts are marked-to-market on a daily basis, and the Fund may be required to post collateral to a counterparty pursuant to the terms of a forward contract

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if the Fund has a net obligation under the contract. Likewise, the Fund may be entitled to receive collateral under the terms of a forward contract if the counterparty has a net obligation under the contract. A cash-settled forward contract generally does not require any initial cash outlay by the Fund. The Fund’s currency forward contracts, including its NDFs, will generally have maturities of approximately one to three months but may have maturities of up to six months or more. Each currency forward contract entered into by the Fund will identify a specific “contract settlement rate,” generally equal to or approximately equal to the current forward price of the underlying currency at the time the contract is established.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.  The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Foreign Currency Options.  Each Fund may take positions in options on foreign currencies.  For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency.  Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved.  A Fund’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market.  There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.  In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

Transaction costs may be higher because the quantities of currencies underlying option contracts that the Funds may enter represent odd lots in a market dominated by transactions between banks.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable.  Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Each Fund may effectively terminate its rights or obligations under options by entering into closing transactions.  Closing transactions permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.  The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar.  Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions.  As a result, changes in the value of an option position may have no relationship to the investment merit of the foreign currency.  Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months.  The exercise price may be below, equal to or above the current market value of the underlying currency.  Options that expire unexercised have no value, and the Funds will realize a loss of any premium paid and any transaction costs.  Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that the Funds will be able to liquidate an option at a favorable price at any time prior to expiration.  In the event of insolvency of the counter-party, the Funds may be unable to liquidate a foreign currency option.  Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Funds would have to exercise those options that they had purchased in order to realize any profit.

Foreign Securities.  International Core Equity Fund and International Opportunities Fund may invest all of their net assets in foreign securities of companies principally based outside the United States.  All Value Fund, Large Cap Value Fund and Value Opportunities Fund may invest up to 10% of their net assets in foreign securities that are primarily traded outside the United States. The underlying funds in which the Alpha Strategy Fund invests also may invest all or a portion

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of their assets in foreign securities. Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

•                  Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage).  A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.

•                  Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.

•                  Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

•                  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers.  There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.

•                  There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.

•                  Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.

•                  Foreign securities may trade on days when a Fund does not sell shares.  As a result, the value of a Fund’s portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.

•                  With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, and political or social instability or diplomatic developments that could affect investments in those countries.  In addition, a Fund may invest in less developed countries, sometimes referred to as emerging markets.  The risks of investing in foreign markets are generally more severe in emerging markets.

Futures Contracts and Options on Futures Contracts.  The Funds may engage in futures and options on futures transactions in accordance with their investment objective and policies. Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts.  Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.  Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security.  An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time.  In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits.  At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments, called “variation margin”, are made on a daily basis as the market price of the futures contract or option fluctuates.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).  Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date.  If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  Transaction costs also are included in these calculations.

The Funds may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States.  Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States.  Foreign markets, however, may have greater risk potential than domestic markets.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker

9

for performance of the contract.  In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes.

Specific Futures Transactions.  Each Fund may invest in futures contracts and options on futures contracts, including those with respect to interest rates, currencies and securities indexes.

Each Fund may purchase and sell index futures contracts and options thereon.  An index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day.

The market value of a stock index futures contract is based primarily on the value of the underlying index.  Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract.  If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund’s portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio.  Thus, if a Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e, the size of the futures position).  Conversely, when a Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market.  Stock index futures contracts are subject to the same risks as other futures contracts.

Each Fund may purchase and sell interest rate futures contracts and options thereon.  An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.  Each Fund also may purchase and sell currency futures and options thereon, as described above.

Illiquid Securities.  Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value.  Illiquid securities include:

•                  Domestic and foreign securities that are not readily marketable.

•                  Repurchase agreements and time deposits with a notice or demand period of more than seven days.

•                  Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A (“144A Securities”) and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment.  Investing in 144A Securities may decrease the liquidity of each Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.  The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Investment Companies.  Each Fund (other than Alpha Strategy Fund, a “fund of funds” that invests substantially all of its assets in certain other Lord Abbett-sponsored funds) may invest in securities of other investment companies subject to limitations prescribed by the Act, except All Value Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund cannot rely on Sections 12(d)(1)(F) and (G).  These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.  Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests.  Such investment companies will generally be money market funds or have investment objective, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

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Each Fund may, consistent with its investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index.  A Fund may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs.  The price movement of such securities may not perfectly parallel the price movement of the underlying index.  An example of this type of security is the Standard & Poor’s Depositary Receipt, commonly known as a “SPDR.”

International Core Equity Fund, International Opportunities Fund and Alpha Strategy Fund through the International Opportunities Fund may invest in foreign countries through investment companies.  Some emerging countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investment in the securities of such countries is permitted through investment funds that have been specifically authorized.  In addition to the additional fees associated with such indirect investments, these investments are subject to the risks of investing in foreign securities.

Lower-Rated Debt Securities.  Each Fund may invest up to 20% of its assets in lower-rated debt securities (also referred to as “junk bonds”) that are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities.  When compared to investment grade debt securities, lower-rated debt securities:

•                  have a higher risk of default and their prices can be much more volatile due to lower liquidity;

•                  tend to be less sensitive to interest rate changes; and

•                  pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

In addition, while the market for lower-rated, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructurings.  Accordingly, past experience may not provide an accurate indication of future performance of this market, especially during periods of economic recession.

Since the risk of default is higher among lower-rated debt securities, Lord Abbett’s research and analysis is an important ingredient in the selection of such securities.  Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, a Fund seeks to reduce this risk.  There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur.  Each Fund does not have any minimum rating criteria applicable to the fixed-income securities in which it invests.

Mortgage-Related Securities.  The mortgage- and asset-backed securities in which each Fund may invest may be particularly sensitive to changes in prevailing interest rates.  Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on some mortgage-related securities may deprive a Fund of income payments above current market rates.  The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security.  The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.  Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Options.  Each Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts in accordance with its investment objective and policies.  A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.  Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.  Each Fund may also enter into “closing purchase transactions” in order to terminate their obligation to deliver the underlying security.  This may result in a short-term gain or loss.  A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written.  If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

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A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets.  A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction.  The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.  The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist.  A liquid secondary market in an option may cease to exist for a variety of reasons.  In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options.  There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur.  In such event, it might not be possible to effect closing transactions in particular options.  If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions.  Each Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities), including U.S. Government securities, mortgage-related securities, asset-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. or foreign securities exchanges or in the over-the-counter market, or securities indices, currencies or futures.

An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index.  Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option.  Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

Each Fund may purchase and sell call and put options on foreign currency.  These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

Successful use by the Funds of options and options on futures will be subject to Lord Abbett’s ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates.  To the extent Lord Abbett’s predictions are incorrect, the Funds may incur losses.  The use of options can also increase a Fund’s transaction costs.

Each Fund, other than the International Core Equity Fund and International Opportunities Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. Each Fund, other than the International Core Equity Fund and International Opportunities Fund may only sell (write) covered put options to the extent that cover for such options does note exceed 15% of its net assets.  Each Fund, other than the International Core Equity Fund and International Opportunities Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time an option is written.

Over-the-Counter Options.  International Core Equity Fund, International Opportunities Fund, and Alpha Strategy Fund through the International Opportunities Fund may enter into OTC options contracts (“OTC options”).  OTC options differ from exchange-traded options in several respects.  OTC options are transacted directly with dealers and not with a clearing corporation and there is a risk of nonperformance by the dealer as a result of the insolvency of the dealer or otherwise, in which event, a Fund may experience material losses.  However, in writing OTC options, the premium is paid in advance by the dealer.  OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options.  Since there is no exchange, pricing normally is

12

done by reference to information from market makers, which information is carefully monitored by Lord Abbett and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any given time.  Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when a Fund writes an OTC option, generally it can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with whom the Fund originally wrote it.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised.  Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of such put or call option also might find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Each Fund and Lord Abbett believe that such dealers present minimal credit risks to the Fund and, therefore, should be able to enter into closing transactions if necessary.  Each Fund currently will not engage in OTC options transactions if the amount invested by a Fund in OTC options plus a “liquidity charge” related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 10% of the Fund’s net assets.  The “liquidity charge” referred to above is computed as described below.

Each Fund anticipates entering into agreements with dealers to which the Fund sells OTC options.  Under these agreements a Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the “Repurchase Price”).  The “liquidity charge” referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option.  The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price.  In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security.  If there is no such agreement requiring a dealer to allow a Fund to repurchase a specific OTC option written by the Fund, the “liquidity charge” will be the current market value of the assets serving as “cover” for such OTC option.

Preferred Stock, Warrants and Rights.  Each Fund may invest in preferred stock, warrants and rights.  Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stockholders but after bond holders and other creditors.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.  Investments in preferred stock present market and liquidity risks.  The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant.  Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer.  The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities.  Warrants and rights cease to have value if they are not exercised prior to their expiration date.  Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

REITs.  Each Fund may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.  Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

Investing in REITs involves certain risks.  A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT.  REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the

13

exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

Repurchase Agreements.  Each Fund may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security.  Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government Securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  Such agreements permit a Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks.  For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them.  Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties.  Each Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks.  Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

Reverse Repurchase Agreements.  Each Fund may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price.  Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund).  This risk is greatly reduced because the Fund generally receives cash equal to 98% of the price of the security sold.  Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities.  Each Fund will attempt to minimize this risk by managing its duration.  Each Fund’s reverse repurchase agreements will not exceed 20% of the Fund’s net assets.

Securities Lending.  Although the Funds have no current intention of doing so, each Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of a Fund’s total assets.  Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or other permissible means at least equal to 102% of the market value of the domestic securities loaned and 105% in the case of foreign securities loaned.  A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a “placing broker.”  No fee will be paid to affiliated persons of a Fund.

By lending portfolio securities, each of the Funds can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received.  Lending portfolio securities could result in a loss or delay in recovering a Fund’s securities if the borrower defaults.

Short Sales.  Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

Structured Securities and Other Hybrid Instruments.  International Core Equity Fund, International Opportunities Fund, and Alpha Strategy Fund through the International Opportunities Fund may invest in structured securities and other hybrid instruments.  Structured securities and other hybrid instruments are types of derivative securities whose value is determined by reference to changes in the value of specific securities, currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.  Structured securities may be positively or negatively indexed, so the appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity.  Structured securities may

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present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be more volatile, less liquid and more difficult to price accurately and subject to additional credit risks. A Fund that invests in structured securities could lose more than the principal amount invested.

Structured securities and other hybrid instruments can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a Reference and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the Reference.  These References may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero.  Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids.  These risks may cause significant fluctuations in the net asset value of the Fund.

Swap Transactions.  International Core Equity Fund, International Opportunities Fund, and Alpha Strategy Fund through the International Opportunities Fund may enter into interest rate, equity index, credit, currency and total return swap agreements and swaptions (options on swaps).  A Fund may enter into these transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so.  A swap transaction involves an agreement between two parties to exchange different types of cash flows based on a specified or “notional” amount.  The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified securities, currencies or indices.  The Funds may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

In an interest rate swap, the Funds may agree to either make or receive payments that are equivalent to a fixed rate of interest on the specified notional amount in exchange for payments that are equivalent to a variable rate of interest (based on a specified index) on the same notional amount.  Interest rate swaps may enable a Fund to either increase or reduce its interest rate risk or to adjust the duration of its bond portfolio.

In a credit default swap, the Funds may agree to make one or more premium payments in exchange for the agreement of its counterparty to pay an amount equal to the decrease in value of a specified bond or a basket of debt securities upon the occurrence of a default or other “credit event” relating to the issuers of the debt.  In such transactions, a Fund effectively acquires protection from decreases in the creditworthiness of the debt issuers.  Alternatively, a Fund may agree to provide such credit protection in exchange for receiving the premium payments.

Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values.

The Funds may enter into long and short currency positions using swap contracts under which they will, at the end of the term of the swap contract, make a payment that is based on a fixed currency exchange rate in exchange for a payment from the swap counterparty that is based on the prevailing currency exchange rate.  These swap contracts generally will have terms of approximately one to three months, but may have terms of up to six months or more.  Lord Abbett, however, in its discretion may terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to a Fund’s accrued obligation under the swap contract.  At the end of a swap contract’s term, the Funds may enter into a new swap contract.  A Fund’s swap contracts will be made in the OTC market and will be entered into with counterparties that typically will be banks, investment banking firms or broker-dealers.

In a total return swap, a Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as payments equivalent to any distributions made on that asset, over the term of the swap.  If the value of the asset underlying a total return swap declines over the term of the swap, a Fund may also be required to pay an amount equal to that decline in value to its counterparty.  A Fund may also be the seller of a total return swap, in which case they would receive premium payments and an amount equal to any decline in value of the underlying asset over the term of the swap, but it would be obligated to pay their counterparty an amount equal to any appreciation.

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The Funds may also purchase and write (sell) options contracts on swaps, commonly known as “swaptions.”  A swaption is an option to enter into a swap agreement.  As with other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligations, to enter into an underlying swap on agreed upon terms.  The seller of a swaption receives the premium in exchange for the obligation to enter into the agreed-upon underlying swap if the option is exercised.

The Funds also may purchase or sell interest rate caps, floors and collars.  The purchaser of an interest rate cap is entitled to receive payments only to the extent that a specified index exceeds a predetermined interest rate.  The purchaser of an interest floor is entitled to receive payments only to the extent that a specified index is below a predetermined interest rate.  A collar effectively combines a cap and a floor so that the purchaser receives payments only when market interest rates are within a specified range of interest rates.

The use of these transactions is a highly specialized activity that involves investment techniques and risks that are different from those associated with ordinary portfolio securities transactions.  If Lord Abbett is incorrect in that its forecasts of the interest rates, currency exchange rates or market values or its assessments of the credit risks, relevant to these transactions that it enters, the investment performance of the Funds may be less favorable than it would have been if the Funds had not entered into them.  Because these arrangements are bilateral agreements between a Fund and its counterparty, each party is exposed to the risk of default by the other.  In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.  A Fund’s obligations under swap agreements generally are collateralized by cash or government securities based on the amount by which the value of the payments that a Fund is required to pay exceed the value of the payments that its counterparty is required to make.  The Funds segregate liquid assets equal to any difference between that excess and the amount of collateral that it is required to provide. Conversely, a Fund requires its counterparties to provide collateral on a comparable basis except in those instances in which Lord Abbett is satisfied with the claims paying ability of the counterparty without such collateral.

Temporary Defensive Investments.  As described in the Prospectus, each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed income securities to take a defensive position.  These securities include:

•      U.S. Government Securities

•      Commercial paper.  Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.  Commercial paper is issued in bearer form with maturities generally not exceeding nine months.  Commercial paper obligations may include variable amount master demand notes.

•      Bank certificates of deposit and time deposits.  Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan.  They are issued for a definite period of time and earn a specified rate of return.

•                  Bankers’ acceptances.  Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer.  These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity.  They are primarily used to finance the import, export, transfer or storage of goods.  They are “accepted” when a bank guarantees their payment at maturity.

•      Repurchase agreements.

•      Comparable foreign fixed income securities.

When-Issued or Forward Transactions.  Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in

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order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities.  At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis.  Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand.  Except as noted below, the Funds do not provide the Funds’ portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.LordAbbett.com or otherwise.  The exceptions are as follows:

1.     The Funds may provide their portfolio holdings to (a) third parties that render services to the Funds relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Funds, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Funds one day following each calendar period-end.  The Funds may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Funds;

2.     The Funds may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period; and

3.     The Funds may provide their portfolio holdings or related information under other circumstances subject to the authorization of the Fund’s officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of their portfolio holdings to a third party in advance of making them available to the general public, the Funds obtain assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Funds related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Funds and/or their investment strategies, or for similar purposes.  The sole exception relates to the agreement with SG Constellation, LLC (“SGC”), the provider of financing for the distribution of the Funds’ Class B shares. The fees payable to SGC are based in part on the value of the Funds’ portfolio securities.  In order to reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Funds) and may engage in certain hedging transactions based on the information.  However, SGC will not engage in transactions based solely on the Funds’ portfolio holdings. In addition, and also in the case of other portfolio-related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of each Fund approves these arrangements subject to the Board’s review and oversight, and Lord Abbett provides reports at least annually to the Board concerning them. The Board also reviews the Funds’ policies and procedures governing these arrangements on an annual basis.  These policies and procedures may be modified at any time with the approval of the Board.

Neither the Funds, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Funds related to the Funds’ portfolio holdings.  For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Funds. Neither the Funds, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Funds or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons as an inducement to receive the Fund’s portfolio holdings.

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In addition to the foregoing, Lord Abbett provides investment advice to clients other than the Funds that have investment objectives and requirements that may be substantially similar to the Funds’.  Such clients also may have portfolios consisting of holdings substantially similar to the Funds’ holdings.  Such clients may periodically receive portfolio holdings and other related information relative to their investment advisory arrangement with Lord Abbett in the regular course of such arrangement.  It is possible that any such client could trade ahead of or against the Funds based on the information such client receives in connection with its investment advisory arrangement with Lord Abbett.  In addition, Lord Abbett’s investment advice to any client may be deemed to create a conflict of interest relative to other clients to the extent that it is possible that any client could trade against the interests of other clients based on Lord Abbett’s investment advice. To address this potential conflict, Lord Abbett has implemented procedures governing its provision of impersonal advice that are designed to (i) avoid communication of Lord Abbett’s intent or recommendations with respect to discretionary advice clients, and (ii) monitor the trading of impersonal advice clients to assess the likelihood of any adverse effects on discretionary advice clients.

Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund Portfolio Information Recipients.  Attached as Appendix A is a list of the third parties that are eligible to  receive portfolio holdings information pursuant to ongoing arrangements under the circumstances described above.

3.

Management of the Funds

The Board is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware.  The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board.  As discussed in the Funds’ Annual Report to Shareholders, the Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.  Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Trust’s investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are “interested persons” of the Trust as defined in the Act.  Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993; Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

Independent Trustees

The following independent or outside Trustees (“Independent Trustees”) are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

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Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994

Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 – 1997).

Currently serves as director of Crane Co. and Huttig Building Products Inc.

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).

Currently serves as director of WellPoint, Inc. and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001

Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read
 (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).

Currently serves as director of Molson Coors Brewing Company.

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Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979-1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

Officers

None of the officers listed below have received compensation from the Trust.  All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1993	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Sholom Dinsky (1944)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2000.

Robert P. Fetch (1953)	Executive Vice President	Elected in 1999	Partner and Senior Investment Manager, joined Lord Abbett in 1995.

Kenneth G. Fuller (1945)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2002; formerly Portfolio Manager and Senior Vice President at Pioneer Investment Management, Inc.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2005	Partner and Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Howard E. Hansen (1961)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 1995.

Gerard S. E. Heffernan, Jr. (1963)	Executive Vice President	Elected in 1999	Partner and Investment Manager, joined Lord Abbett in 1998.

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Todd D. Jacobson (1966)	Executive Vice President	Elected in 2003

Investment Manager, joined Lord Abbett in 2003; formerly Director and Portfolio Manager at Warburg Pincus Asset Management and Credit Suisse Asset Management (2002 – 2003); prior thereto Associate Portfolio Manager of Credit Suisse Asset Management.

Vincent J. McBride (1964)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2003; formerly Managing Director and Portfolio Manager at Warburg Pincus Asset Management and Credit Suisse Asset Management (1994-2003).

F. Thomas O’Halloran (1955)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2001.

Eli M. Salzmann (1964)	Executive Vice President	Elected in 2003	Partner and Director of Institutional Equity Investments, joined Lord Abbett in 1997.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner, Investment Manager and Director, International Core Equity Investments, joined Lord Abbett in 2003; Financial Industry Consultant for venture capitalist (2001 – 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 2005	Partner and Director of High Yield & Convertible Management, joined Lord Abbett in 1987.

Yarek Aranowicz (1963)	Vice President	Elected in 2004	Investment Manager, joined Lord Abbett in 2003; formerly Vice President, Head of Global Emerging Markets Funds of Warburg Pincus Asset Management and Credit Suisse Asset Management (1998-2003).

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

David G. Builder (1954)	Vice President	Elected in 2001	Equity Analyst, joined Lord Abbett in 1998.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005

Deputy General Counsel, joined Lord Abbett in 2004; prior thereto Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002-2003); attorney at Dechert LLP (2000-2002).

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Anthony W. Hipple (1964)	Vice President	Elected in 2006	Senior Research Analyst, joined Lord Abbett in 2002; formerly Senior Analyst, Piper Jaffray Asset Management (2000 - 2002).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Charles P. Massare (1948)	Vice President	Elected in 2005	Partner and Director of Quantitative Research & Risk Management, joined Lord Abbett in 1998.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1993	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Todor Petrov (1974)	Vice President	Elected in 2003	Investment Manager, joined Lord Abbett in 2003; formerly Associate Portfolio Manager of Credit Suisse Asset Management (1999-2003).

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2000	Assistant General Counsel, joined Lord Abbett in 1999.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007; formerly, Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Committees

The standing committees of the Board are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee, and the Contracts Committee.

The Audit Committee is composed wholly of Trustees who are not “interested persons” of the Funds.  The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs and Tullis.  The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of each Fund’s financial reports.  Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of each Fund’s independent registered public accounting firm and considering violations of the Funds’ Code of Ethics to determine what action should be taken.  The Audit Committee meets quarterly and during the past fiscal year met five times.

The Proxy Committee is composed of at least two Trustees who are not “interested persons” of the Funds, and also may include one or more Trustees who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three Independent Trustees: Messrs. Bush and Neff and Ms. Hill. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.  During the past fiscal year, the Proxy Committee met twice.

The Nominating and Governance Committee is composed of all the Trustees who are not “interested persons” of the Funds.  Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Trustees and as committee members; and (ii) periodically reviewing director/trustee

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compensation.  During the past fiscal year, the Nominating and Governance Committee met four times.   The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Funds’ shareholders to serve as an Independent Trustee.  A shareholder who would like to recommend a candidate may write to the Funds.

The Contracts Committee consists of all Trustees who are not “interested persons” of the Funds.  The Contracts Committee conducts much of the factual inquiry undertaken by the Trustees in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor.  The Contracts Committee held one formal meeting during the last fiscal year; in addition, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

Compensation Disclosure

The following table summarizes the compensation for each of the directors/trustees of the Trust and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Trust for Independent Trustees.  The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of the director/trustee.  No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

Name of Trustee	For the Fiscal Year Ended October 31, 2006 Aggregate Compensation Accrued by the Trust(1)	For Year Ended December 31, 2006 Total Compensation Paid by the Trust and Thirteen Other Lord Abbett-Sponsored Funds(2)

E. Thayer Bigelow	$14,095	$201,877
William H.T. Bush	$13,126	$187,877
Robert B. Calhoun, Jr	$15,653	$209,877
Julie A. Hill	$13,325	$191,877
Franklin W. Hobbs	$13,332	$191,877
C. Alan MacDonald*	$4,825	$41,585
Thomas J. Neff	$12,699	$185,877
James L.L. Tullis**	$8,928	$152,748

* Mr. MacDonald retired effective March 31, 2006

** Mr. Tullis became a Trustee of the Trust and a director/trustee of each of the other Lord Abbett-sponsored funds (except the Large Cap Growth Fund) as of March 23, 2006. He became a trustee of the Large Cap Growth Fund as of December 18, 2006.

(1)   Independent Trustees’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund.  A portion of the fees payable by the Trust to its Independent Trustees may be deferred at the option of a Trustee under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of a Fund for later distribution to the Trustees.  In addition, $25,000 of each Trustee’s retainer must be deferred and is deemed invested in shares of the Funds and other Lord Abbett-sponsored funds under the equity-based plan.  Of the amounts shown in the second column, the total deferred amounts for the Trustees are $1,845, $2,990, $15,653, $4,937, $13,332, $725, $12,699, and $4,938 respectively.

(2)   The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2006, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Trustee in the Funds and other Lord Abbett-sponsored funds as of December 31, 2006.  The amounts shown include deferred compensation to the Trustees deemed invested in fund shares.  The amounts ultimately received by the Trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

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Dollar Range of Equity Securities in the Funds
Name of Trustee	Alpha Strategy Fund	All Value Fund	International Core Equity Fund

Robert S. Dow	Over $100,000	Over $100,000	Over $100,000
Daria L. Foster*	$10,001-$50,000	Over $100,000	Over $100,000
E. Thayer Bigelow	$1-$10,000	$10,001-$50,000	$1-$10,000
William H. T. Bush	$1-$10,000	$1-$10,000	$1-$10,000
Robert B. Calhoun, Jr.	$1-$10,000	$10,001-$50,000	$1-$10,000
Julie A. Hill	$1-$10,000	$10,001-$50,000	$1-$10,000
Franklin W. Hobbs	$1-$10,000	$10,001-$50,000	$1-$10,000
C. Alan MacDonald**	$1-$10,000	$10,001-$50,000	$1-$10,000
Thomas J. Neff	$1-$10,000	$50,001-$100,000	$1-$10,000
James L.L. Tullis***	$1-$10,000	$1-$10,000	$1-$10,000

Dollar Range of Equity Securities in the Funds
Name of Trustee	International Opportunities Fund	Large-Cap Value Fund	Value Opportunities Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds

Robert S. Dow	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Daria L. Foster	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000
E. Thayer Bigelow	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
William H. T. Bush	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
Robert B. Calhoun, Jr.	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
Julie A. Hill	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
Franklin W. Hobbs	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
C. Alan MacDonald**	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
Thomas J. Neff	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
James L.L. Tullis ***	$1-$10,000	$1-$10,000	$1-$10,000	$50,001-$100,000

*	Ms. Foster became a Trustee of the Trust as of September 14, 2006.

**	Mr. MacDonald retired effective March 31, 2006.

***

Mr. Tullis became a Trustee of the Trust and a director/trustee of each of the other Lord Abbett-sponsored funds (except the Large Cap Growth Fund)as of March 23, 2006. He became a trustee of the Large Cap Growth Fund as of December 18, 2006.

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts.  In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Trust’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing.  Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) profiting on trades of the same security within 60 days, (3) trading on material and non-public information, and (4) engaging in market timing activities with respect to the Lord Abbett sponsored funds.  The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

Proxy Voting

The Funds have delegated proxy voting responsibilities to the Funds’ investment adviser, Lord Abbett, subject to the

24

Proxy Committee’s general oversight.  Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett’s proxy voting policies and procedures is attached as Appendix B.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the twelve months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available on the SEC’s website at www.sec.gov.  The Funds also have made this information available, without charge, on Lord Abbett’s website at www.LordAbbett.com.

4.

Control Persons and Principal Holders of Securities

As of August 17, 2007, the Fund’s officers and trustees, as a group, owned less than 1% of each Fund’s outstanding shares. It is anticipated that when the Class F, R2, and R3 shares commence operations Lord Abbett will own 100% of these outstanding shares.  It is also anticipated that over time this percentage will decrease. As of August 17, 2007, to the best of our knowledge, the following record holders held 5% or more of the specified class of such Fund’s outstanding shares:

All Value Fund

Edward Jones & Co.	Class A	58.83%
Shareholder Accounting	Class B	23.64%
201 Progress Pkwy
Maryland Hts, MO 63043

Citigroup Global Markets Inc.	Class B	9.70%
333 West 34th St. – 3rd FL	Class C	16.45%
New York, NY 10001

MLPF&S for the Sole Benefit	Class B	12.59%
of its Customers	Class C	25.87%
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246

Hartford Life Separate Account 401	Class P	25.29%
PO Box 2999
Hartford, CT

Citistreet Equities	Class P	6.62%
2 Tower Center
PO Box 1063
E. Brunswick, NJ 08816

Emjay Corp Cust FBO	Class P	34.52%
Plans of RPSA Customers
8515 E Orchard Rd
Greenwood Vlg, CO 80111-5002

DCGT Trustee & Or Custodian	Class P	6.88%
FBO Various Qualified Plans
711 High St.
Des Moines, IA 50309-2732

Alpha Strategy Fund

Edward Jones & Co.	Class A	31.92%
Shareholder Accounting	Class B	11.20%

25

201 Progress Pkwy
Maryland Hts, MO 63043

MLPF&S for the Sole Benefit	Class A	7.24%
of its Customers	Class B	12.59%
4800 Deer Lake Dr. E FL 3	Class C	21.11%
Jacksonville, FL 32246

Citigroup Global Markets Inc.	Class A	5.26%
333 West 34th St. – 3rd FL	Class B	8.96%
New York, NY 10001	Class C	13.73%

International Core Equity

Edward Jones & Co.	Class A	63.48%
Shareholder Accounting	Class B	34.12%
201 Progress Pkwy
Maryland Hts, MO 63043

MLPF&S for the Sole Benefit	Class B	13.59%
of its Customers	Class C	23.78%
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246

Citigroup Global Markets Inc.	Class B	10.80%
333 West 34th St. – 3rd FL	Class C	22.70%
New York, NY 10001

Hartford Life Separate Account	Class P	19.75%
PO Box 2999
Hartford, CT 06104-2999

Lord, Abbett & Co. LLC	Class P	10.93%
90 Hudson St.
Jersey City, NJ 07302

Jack McDonald FBO	Class P	25.23%
McDonald Motors 401k Plan
805 S Wheatley St Ste 600
Ridgeland, MS 39157-5005

MG Trust Co FBO	Class P	28.81%
Saponaro Inc 401k Plan
700 17th St. STE 300
Denver, CO 80202

Edwin J Wegman FBO	Class P	7.61%
Wegman Companies Inc 401k PSP
& Trust
550 Latona Rd
Rochester, NY 14626-2700

International Opportunities Fund

Edward Jones & Co.	Class A	37.27%
Shareholder Accounting	Class B	10.44%

26

201 Progress Pkwy	Class C	5.98%
Maryland Hts, MO 63043

MLPF&S for the Sole Benefit	Class B	6.12%
of its Customers	Class C	5.83%
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246

Citigroup Global Markets Inc.	Class C	13.68%
333 West 34th St. – 3rd FL
New York, NY 10001

MG Trust Co Cust FBO	Class P	34.43%
Omaha Neon Sign Inc
700 17th St Ste 300
Denver, CO 80202-3531

GPC Agent for	Class P	5.17%
MFS Heritage Trust Co FBO
P.O. Box 79377
Atlanta, GA 30357-7377

JP Morgan Securities Inc	Class P	29.59%
500 Stanton Christiana Rd
Newark, DE 19713-2107

Large Cap Value Fund

Edward Jones & Co.	Class A	54.36%
Shareholder Accounting	Class B	21.04%
201 Progress Pkwy
Maryland Hts, MO 63043

The Dow Foundation	Class A	7.99%
90 Hudson St.
Jersey City, NJ

MLPF&S for the Sole Benefit	Class B	19.58%
of its Customers	Class C	15.09%
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246

Lord, Abbett & Co. LLC	Class P	99.68%
90 Hudson St.
Jersey City, NJ 07302

Value Opportunities Fund

Edward Jones & Co.	Class A	26.60%
Shareholder Accounting	Class B	14.68%
201 Progress Pkwy	Class C	26.99%
Maryland Hts, MO 63043

MLPF&S for the Sole Benefit	Class A	8.80%
of its Customers	Class B	8.52%
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246

27

Capital Bank & Trust Co FBO	Class P	13.23%
Folcomer Equipment Corp
8515 E Orchard Rd # 2T2
Greenwood Vlg, CO 80111-5002

Capital Bank & Trust Co FBO	Class P	8.74%
Elmer W Davis Inc 401k PSP
8515 E Orchard Rd # 2T2
Greenwood Vlg, CO 80111-5002

Capital Bank & Trust Co FBO	Class P	35.59%
KYB Manufacturing NA 401k Plan
8515 E Orchard Rd # 2T2
Greenwood Vlg, CO 80111-5002

GPC Agent for	Class P	5.06%
MFS Heritage Trust Co FBO
Merrimack Urology Assoc PC Plan
P.O. Box 79377
Atlanta, GA 30357-7377

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders. As of August 17, 2007, to the best of our knowledge, the following record holder held 25% or more the Funds’ outstanding shares:

Edward Jones & Co.	All Value Fund	40.74%
Shareholder Accounting	International Core Equity Fund	43.00%
201 Progress Pkwy
Maryland Hts, MO

Lord Abbett Alpha Strategy Fund	International Opportunities Fund	26.76%
90 Hudson St.
Jersey City, NJ 07302

5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management” in the Prospectus, Lord Abbett is the Funds’ investment adviser.  The following partners of Lord Abbett are also officers of the Funds:  Joan A. Binstock, Sholom Dinsky, Robert P. Fetch, Kenneth G. Fuller, Robert I. Gerber, Howard E. Hansen, Gerard Heffernan, Lawrence H. Kaplan, Charles Massare, Jr., Vincent McBride, A. Edward Oberhaus, III, F. Thomas O’Halloran, Eli M. Salzmann, Harold Sharon, and Christopher J. Towle. Robert S. Dow and Daria L. Foster are partners of Lord Abbett and officers and trustees of the Fund and Trustees of the Trust. The other partners of Lord Abbett are: Robert Ball, Bruce Bartlett, Michael Brooks, Zane E. Brown, Patrick Browne, John Corr, John J. DiChiaro, Milton Ezrati, Daniel Frascarelli, Michael S. Goldstein, Michael A. Grant, Charles Hofer, Cinda Hughes, Ellen G. Itskovitz, Jerald Lanzotti, Richard Larsen, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Paul McNamara, Robert J. Noelke, R. Mark Pennington, Walter Prahl, Michael Radziemski, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Jarrod Sohosky, Diane Tornejal, Edward von der Linde, and Marion Zapolin.  The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Trust, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month.  These management fees are allocated among the separate classes based on each Fund’s average daily net assets.  The annual rates for each Fund are calculated as follows:

•                  For All Value Fund:

28

0.75% on the first $200 million of average daily net assets;

0.65% on the next $300 million of average daily net assets; and

0.50% on the Fund’s average daily net assets over $500 million

•                  For allocating the Alpha Strategy Fund’s assets among the underlying funds:

0.10% of average daily net assets

•                  For International Core Equity Fund:

0.75% on the first $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund’s average daily net assets over $2 billion

•                  For International Opportunities Fund:

0.75% on the first $ 1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund’s average daily net assets over $2 billion

•                  For Large Cap Value Fund:

0.40% on the first $2 billion of average daily net assets;

0.375% on the next $3 billion of average daily net assets; and

0.35% on the Fund’s average daily net assets over $5 billion

•                  For Value Opportunities Fund:

0.75% on the first $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund’s average daily net assets over $2 billion

For the fiscal years ended October 31, 2006, 2005, and 2004, the management fees payable to Lord Abbett for each Fund were as follows:

Management Fees

Fund	2006		2005	2004
All Value Fund	$15,335,811		$12,491,562	$7,794,331
Alpha Strategy Fund*	$254,237		$152,487	$327,809
International Core Equity Fund	$4,823,547		$1,266,749	$288,617	***
International Opportunities Fund	$2,181,922		$1,362,389	$1,151,880
Large Cap Value Fund	$202,093		$118,027	$39,896
Value Opportunities Fund	$218,339	**	—	—

* For the fiscal year ended October 31, 2006, Lord Abbett contractually agreed to waive its management fee.

** For the period 12/20/05 (commencement of investment operations) to 10/31/06.

***For the period 12/15/03 (commencement of investment operations) to 10/31/04.

For the period from November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to reimburse a portion of Alpha Strategy Fund’s expenses so that the Fund’s total annual operating expenses do not exceed an aggregate annual rate of 1.50% of average daily net assets for Class A shares, 2.15% of average daily net assets for Class B and C shares, 1.25% of average daily net assets for Class F shares, 1.60% of average daily net assets for Class P shares, 1.75% of average daily net assets for Class R2 shares, and 1.65% of average daily net assets for Class R3 shares.

For the period from November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to reimburse a portion of Large Cap Value Fund’s expenses so that the Fund’s total annual operating expenses do not exceed an aggregate annual rate of 0.95% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class B and C shares, 0.70% of average daily net assets for Class F shares, 1.05% of average daily net assets for Class P shares, 1.20% of average daily net assets for Class R2 shares, and 1.10% of average daily net assets for Class R3 shares.

29

For the period from November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to reimburse a portion of Value Opportunities Fund’s expenses so that the Fund’s total annual operating expenses do not exceed an aggregate annual rate of 1.30% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class B and C shares, 1.05% of average daily net assets for Class F shares, 1.40% of average daily net assets for Class P shares, 1.55% of average daily net assets for Class R2 shares, and 1.45% of average daily net assets for Class R3 shares.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, Independent Trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Administrative Services

Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund.  Under the Agreement, each Fund, excluding Alpha Strategy Fund, pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of 0.04%.  This fee is allocated among the classes of shares of each Fund based on average daily net assets.

The administrative services fees paid to Lord Abbett for the Funds for the fiscal years ended October 31st are as follows:

Fund	2006		2005	2004
All Value Fund	$1,150,865		$923,319	$547,546
Alpha Strategy Fund*	—		—	$16,808
International Core Equity Fund	$257,256		$67,560	$15,393	**
International Opportunities Fund	$116,369		$72,661	$61,434
Large Cap Value Fund	$20,209		$11,803	$3,990
Value Opportunities Fund	$11,645	***	—	—

*Effective 3/1/04, the Fund is no longer charged the fund administrative fee.

**For the period 12/15/03 (commencement of investment operations) to 10/31/04.

*** For the period 12/20/05 (commencement of investment operations) to 10/31/06.

Investment Managers

As stated in the Prospectus, Lord Abbett uses a team of investment managers and analysts acting together to manage the investments of each Fund.

The Lord Abbett Asset Allocation Committee oversees and reviews the allocation and investment of the Alpha Strategy Fund’s assets in the underlying funds. The Asset Allocation Committee members are primarily and jointly responsible for the day-to-day management of the Fund.  The Asset Allocation Committee consists of Robert S. Dow, Robert I. Gerber, Christopher J. Towle, Harold E. Sharon, Charles Massare, and Robert P. Fetch.

Robert P. Fetch and Howard E. Hansen head the All Value Fund team and are primarily and jointly responsible for the day-to-day management of the Fund.

Harold E. Sharon and Vincent McBride head the International Core Equity Fund team and are primarily and jointly responsible for the day-to-day management of the Fund.

Todd D. Jacobson heads the International Opportunities Fund team and is primarily responsible for the day-to-day management of the Fund.

Eli M. Salzmann and Sholom Dinsky head the Large Cap Value Fund team and are primarily and jointly responsible for the day-to-day management of the Fund.

Robert P. Fetch heads the Value Opportunities Fund team and is primarily responsible for the day-to-day management of

30

the Fund.

The following table indicates for each Fund as of October 31, 2006 (or as of December 31, 2006, as noted below):  (1) the number of other accounts managed by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category.  For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account.  Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies.  The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles.  Lord Abbett does not manage any hedge funds.  The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett.  (The data shown below are approximate.)

Other Accounts Managed(1) (# and Total Assets)
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

All Value Fund	Robert P. Fetch	4 / $4,565.5	1 / $226.5	1,021* / $2,806.1*
	Howard E. Hansen	12 / $13,788.0	2 / $263.4	3,650** / $2,827.0**

Alpha Strategy Fund	Robert S. Dow(3)	4 / $1,861.6	0 / $0.0	0 / $0.0
	Robert I. Gerber	13 / $3,579.5	0 / $0.0	13018 / $5,549.2
	Harold E. Sharon	9 / $2,680.4	0 / $0.0	100 / $16.2
	Christopher J. Towle	14 / $13,758.5	3 / $1,161.5	4398 / $2,180.3
	Charles Massare	4 / $1,521.9	0 / $0.0	0 / $0.0
	Robert P. Fetch(3)	10 / $10,100.8	1 / $250.9	965 / $3,097.8

International Core Equity Fund	Harold E. Sharon	9 / $2,085.9	0 / $0.0	100 / $16.2
	Vincent J. McBride	2 / $135.2	0 / $0.0	100 / $16.2

International Opportunities Fund	Todd D. Jacobson	2 / $30.0	2 / $88.6	0 / $0.0

Large Cap Value Fund	Eli Salzmann	10 / $27,628.6	9 / $762.3	45,068*** / $18,644.4***
	Sholom Dinsky	10 / $27,628.6	9 / $762.3	45,068*** / $18,644.4***

Value Opportunities Fund	Robert P. Fetch (2)	5 / $7,851.1	1 / $230.8	1,010* / $2,878.8****

(1)	Total assets are in millions.

(2)	Mr. Fetch recently became the head of the investment team of the Value Opportunities Fund; therefore these figures were calculated as of December 31, 2006.

(3)	Mr. Dow and Mr. Fetch recently became members of the investment team of the Alpha Strategy Fund; therefore these figures were calculated as of May 31, 2007.

*

Included in the number of accounts and total assets are 2 accounts with respect to which the management fee is based on the performance of the account; such accounts total approximately $570.5 million in assets.

31

**

Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $442.7 million in assets.

***

Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $251.2 million in assets.

****

Included in the number of accounts and total assets are 2 accounts with respect to which the management fee is based on the performance of the account; such accounts total approximately $543.2 million in assets.

Conflicts of interest may arise in connection with the investment managers’ management of the investments of the Funds and the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objective and policies.  An investment manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of that Fund.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Funds.  Moreover, Lord Abbett’s Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers’ management of the investments of the Funds and the investments of the other accounts referenced in the table above.

Compensation of Investment Managers.  Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions.  The level of compensation takes into account the investment manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors.  These factors include the investment manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors.  Investment results are evaluated based on an assessment of the investment manager’s three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the investment manager’s assets under management, the revenues generated by those assets, or the profitability of the investment manager’s unit.  Lord Abbett does not manage hedge funds.  Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to an investment manager’s profit-sharing account are based on a percentage of the investment manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Holdings of Investment Managers. The following table indicates for each Fund the dollar range of shares beneficially owned by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund, as of October 31, 2006 (or as December 31, 2006, as noted below).  This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.

32

Dollar Range of Shares in the Fund
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

All Value Fund	Robert P. Fetch				X
	Howard E. Hansen					X

Alpha Strategy Fund	Robert S. Dow(2)							X
	Robert I. Gerber	X
	Harold E. Sharon	X
	Christopher J. Towle				X
	Charles Massare			X
	Robert P. Fetch(2)	X

International Core Equity Fund	Vincent J. McBride					X
	Harold E. Sharon					X

International Opportunities Fund	Todd D. Jacobson				X

Large Cap Value Fund	Eli Salzmann			X
	Sholom Dinsky			X

Value Opportunities Fund	Robert P. Fetch (1)						X

(1)Mr. Fetch recently became the head of the investment team of the Value Opportunities Fund; therefore these figures were calculated as of December 31, 2006.

(2)Mr. Dow and Mr. Fetch became members of the investment team of the Alpha Strategy Fund; therefore these figures were calculated as of May 31, 2007.

Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, is each Fund’s custodian.  The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income.  The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by a Fund in foreign countries and to hold cash and currencies for each Fund.  In accordance with the requirements of Rule 17f-5 under the Act, the Board has approved arrangements permitting each Fund’s foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund’s net asset value.

Transfer Agent

DST Systems, Inc. 210 West 10th St, Kansas City, MO 64106, serves as the transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement for the Funds.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of the Funds and must be approved at least annually by the Funds’ Board to continue in such capacity.  Deloitte & Touche LLP performs audit services for the Funds, including the examination of financial statements included

33

in the Funds’ Annual Report to Shareholders.

6.

Brokerage Allocations and Other Practices

It is Lord Abbett’s and the Funds’ policy to obtain best execution on all portfolio transactions, which means that Lord Abbett seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers’ services. Consistent with obtaining best execution, the Funds may pay, as described below, a higher commission than some brokers might charge on the same transaction. The policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, the Funds, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Normally, the selection of broker-dealers is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts — investment companies and other investment clients — managed by Lord Abbett. They are responsible for seeking best execution.

In transactions on stock exchanges in the United States, commissions are typically negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in the Funds’ portfolio usually will include a concession paid to the underwriter by the issuer, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The Funds pay a commission rate that Lord Abbett believes is appropriate to give maximum assurance that the Funds’ brokers will provide the Funds, on a continuing basis, with the highest level of brokerage services available. While Lord Abbett does not always seek the lowest possible commissions on particular trades, Lord Abbett believes that the commission rates paid by the Funds are in line with the rates that many other institutions pay. Lord Abbett’s traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers. Such services include showing the Funds trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability. The value of these services may be viewed in terms of either a particular transaction or multiple transactions on behalf of one or more accounts managed by Lord Abbett.

While neither Lord Abbett nor the Funds obtain third party research services from brokers executing portfolio transactions for the Funds, some of these brokers may provide proprietary research services, at least some of which are useful to Lord Abbett in its overall responsibilities with respect to the Funds and the other accounts Lord Abbett manages. In addition, Lord Abbett purchases third party research with its own funds. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.  Such services may be used by Lord Abbett in servicing all of its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of the Funds. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with its management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with its advisory services to such other accounts. Lord Abbett cannot allocate research services received from brokers to any particular account, research services are not a substitute for Lord Abbett’s services but are supplemental to its own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into its investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of proprietary research services from brokerage firms has not reduced Lord Abbett’s normal research activities, the expenses of Lord Abbett could be increased if it attempted to generate such additional information through its own staff.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

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Lord Abbett may seek to combine or “batch” purchases or sales of a particular security placed at or about the same time for similarly situated accounts, including the Funds, to facilitate “best execution” and to reduce other transaction costs, if relevant. Each account that participates in a particular batched order, including the Funds, will do so at the average share price for all transactions related to that order. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.

At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs it to use a particular broker for a trade (sometimes referred to as “directed accounts”), or when Lord Abbett is placing transactions for separately managed account programs (sometimes referred to as “wrap programs”).  When it does not batch purchases and sales, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which transactions are communicated to the trading desk or placed at or about the same time.  Generally, Lord Abbett will place trades first for transactions on behalf of the Lord Abbett funds and non-directed individually-managed institutional accounts, second for wrap programs, by program, and finally for directed accounts.

Total Brokerage Commissions Paid to Independent Broker-Dealers

The Funds total brokerage commissions on transactions of securities paid to independent broker dealers are as follows for the past three fiscal years:

Fund	2006		2005	2004
All Value Fund	$2,558,094		$2,703,781	$1,947,188
Alpha Strategy Fund	—		—	—
International Core Equity Fund	$5,921,888		$1,555,512	$577,586	*
International Opportunities Fund	$1,762,475		$781,220	$622,064
Large Cap Value Fund	$28,259		$25,997	$16,333
Value Opportunities Fund	$179,158	*	—	—

*For the period 12/15/03 (commencement of investment operations) to 10/31/04.

7.

Classes of Shares

Each Fund offers investors different classes of shares as described in this SAI.  The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.  You should read this section carefully to determine which class represents the best investment option for your particular situation.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses.  They are fully paid and nonassessable when issued and have no preemptive or conversion rights.  Additional classes, series, or funds may be added in the future.  The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter.  Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund.  However, Rule 18f-2 exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter, and the election of trustees from the separate voting requirements.

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The Trust does not hold meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act.  Under the Trust’s Declaration and Agreement of Trust (“Declaration”), shareholder meetings may be called at any time by certain officers of the Trust or by a majority of the Trustees (i) for the purpose of taking action upon any matter requiring the vote or authority of each Fund’s shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of each Fund’s outstanding shares and entitled to vote at the meeting.

Shareholder Liability.  Delaware law provides that the Trust’s shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations.  The courts of some states, however, may decline to apply Delaware law on this point.  The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust.  The Declaration provides for indemnification out of the Trust’s property of any shareholder or former shareholder held personally liable for the obligations of the Trust.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.  Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration statement.  In addition, the Trustees may, without shareholder vote, cause the Trust to be incorporated under Delaware law.

Derivative actions on behalf of the Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Trust.

Class A Shares.  If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million or on investments for Retirement and Benefit Plans with less than 100 eligible employees or on investments that do not qualify under the other categories listed under “Net Asset Value Purchases of Class A Shares.”  If you purchase Class A shares as part of an investment of at least $1 million (or for certain Retirement and Benefit Plans) in shares of one or more Lord Abbett-sponsored funds, you will not pay an initial sales charge, but, subject to certain exceptions, if you redeem any of those shares on or before the 12th month after the month in which you bought them, you may pay a contingent deferred sales charge (“CDSC”) of 1%.  Class A shares are subject to service and distribution fees at an annual rate of 0.35% of the average daily net asset value of the Class A shares.  Other potential fees and expenses related to Class A shares are described in the Fund’s Prospectus and below.

Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you will normally pay a CDSC to Lord Abbett Distributor.  That CDSC varies depending on how long you own shares.  Class B shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class B shares.  Other potential fees and expenses related to Class B shares are described in the Fund’s Prospectus and below.

Conversions of Class B Shares.  The conversion of Class B shares after the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law.  If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you will normally pay a CDSC of 1% to Lord Abbett Distributor.  Class C shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class C shares. Other potential fees and expenses related to Class C shares are described in the Fund’s Prospectus and below.

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Class F Shares. If you buy Class F shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC.  Class F shares are subject to service and distribution fees at an annual rate of 0.10 of 1% of the average daily net assets of the Class F shares.  Class F shares generally are available to investors participating in Fee-Based Programs that have (or whose trading agents have) an agreement with Lord Abbett Distributor and to certain investors that are clients of certain registered investment advisers that have an agreement with Lord Abbett Distributor, if it so deems appropriate.  Other potential fees and expenses related to Class F shares are described in the Fund’s Prospectus and below.

Class P Shares.  If you buy Class P shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC.  Class P shares are subject to service and distribution fees at an annual rate of 0.45 of 1% of the average daily net asset value of the Class P shares.  Class P shares are offered only on a limited basis through certain Financial Intermediaries and Retirement and Benefit Plans.  As of October 1, 2007, Class P shares are closed to substantially all new Retirement and Benefit Plans and Fee-Based Programs, except as described in the sections “Retirement and Benefit Plan Investors” and “Fee-Based Program Investors” in the Fund’s Prospectus.

Class R2 and R3 Shares.  If you buy Class R2 or R3 shares, you pay no sales charge at the time of purchase and if you redeem your shares you pay no CDSC.  Class R2 and R3 shares are subject to service and distribution fees at annual rates of 0.60 of 1% and 0.50 of 1% of the average daily net asset value of the Class R2 and R3 shares, respectively.  Class R2 and R3 generally are available only through certain employer-sponsored Retirement and Benefit Plans if the Financial Intermediary has entered into an arrangement to make available Class R2 or R3 shares to plan participants and other dealers that have entered into agreements with Lord Abbett Distributor.  Class R2 and R3 shares are generally available only to Retirement and Benefit Plans where plan-level or omnibus accounts are held on the books of the Fund.  They are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs SARSEPs, SIMPLE IRAs, individual 403(b) plans, and 529 college savings plans.  Other potential fees and expenses related to Class R2 and R3 shares are described in the Fund’s Prospectus and below.

Rule 12b-1 Plan

Class A, B, C, F, P, R2 and R3 Shares. The Fund has adopted an Amended and Restated Joint Distribution Plan pursuant to Rule 12b-1 under the Act for all of the Fund’s classes offered in this SAI (the “Plan”). The principal features of the Plan are described in the Prospectus; however, this SAI contains additional information that may be of interest to investors.  The Plan is a compensation plan, allowing each class to pay a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs for using reasonable efforts to secure purchasers of Fund shares.  These efforts may include, but neither are required to include nor are limited to, the following: (a) making payments to Authorized Institutions in connection with sales of Shares and/or servicing of accounts of shareholders holding Shares; (b) providing continuing information and investment services to shareholder accounts not serviced by Authorized Institutions receiving a service fee from the Distributor hereunder and otherwise to encourage shareholder accounts to remain invested in the Shares; and (c) otherwise rendering service to the Fund, including paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Shares. In adopting the Plan and in approving its continuance, the Board has concluded that there is a reasonable likelihood that the Plan will benefit each respective class and its shareholders.  The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case.  The Plan compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the Funds.  These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities.  Lord Abbett Distributor also uses amounts received under the Plan, as described in the Prospectus, for payments to dealers and other agents for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Funds.

The Plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.50%; for Class P shares, 0.75%; and Class B, Class C, Class F, Class R2, and Class R3 shares, 1.00%; however, the Board has approved payments of 0.35% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares, 0.10% for Class F shares, 0.45% for Class P shares, 0.60% for Class R2 shares, and 0.50% for Class R3 shares. The Fund may not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. In such cases, the Fund will not require payment of any otherwise applicable CDSC.

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The amounts paid by each Fund to Lord Abbett Distributor pursuant to the Plan for the fiscal years ended October 31 are as follows:

Fund	2006		2005	2004
All Value Fund	$15,543,726		$12,802,007	$7,887,736
Alpha Strategy Fund	$1,548,648		$1,005,832	$964,296
International Core Equity Fund	$2,981,707		$804,192	$183,779	**
International Opportunities Fund	$1,045,303		$682,266	$550,704
Large Cap Value Fund	$120,182		$84,566	$43,703
Value Opportunities Fund	$134,756	*	—	—

* For the period 12/20/05 (commencement of investment operations) to 10/31/06.

**For the period 12/15/03 (commencement of investment operations) to 10/31/04.

The Plan requires the Board to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan for each class, the purposes for which such expenditures were made, and any other information the Board reasonably requests to enable it to make an informed determination of whether the Plan should be continued. The Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (“Outside Trustees”), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder for each class without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the Trustees, including a majority of the Outside Trustees.  As long as the Plan is in effect, the selection or nomination of Outside Trustees is committed to the discretion of the Outside Trustees.

One Trustee, Thomas J. Neff, may be deemed to have an indirect financial interest in the operation of the Plan. Mr. Neff, an Independent Trustee of the Trust, also is a director of Hewitt Associates, Inc. and owns less than 0.01% of the outstanding shares of Hewitt Associates, Inc.  Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.79 billion in revenue in fiscal 2006.  Hewitt Financial Services LLC, a subsidiary of Hewitt Associates, Inc., may receive payments from the Plan of the Trust and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2006, Hewitt Financial Services LLC received 12b-1 payments totaling approximately $417,006 from all of the Lord Abbett-sponsored funds in the aggregate.

Payments made pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.  The Plan terminates automatically if it is assigned.  In addition, the Plan may be terminated with respect to a class at any time by vote of a majority of the Outside Trustees or by vote of a majority of the outstanding voting securities of such class.

CDSC.  A CDSC applies upon early redemption of shares for certain classes, and (i) will be assessed on the lesser of the net asset value of the shares at the time of the redemption or the net asset value when the shares were originally purchased; and (ii) will not be imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares.  In the case of Class A shares, this increase is represented by shares having an aggregate dollar value in your account.  In the case of Class B and C shares, this increase is represented by that percentage of each share redeemed where the net asset value exceeded the initial purchase price.

Class A Shares.  As stated in the Prospectus, subject to certain exceptions, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) on which a one-time distribution fee of up to 1% has been paid if such shares are redeemed out of the Lord Abbett-sponsored fund within a period of 12 months from the end of the month in which the original sale occurred.

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Class B Shares.  As stated in the Prospectus, subject to certain exceptions, if Class B shares of the Funds (or Class B shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds.  The Class B CDSC is paid to Lord Abbett Distributor to reimburse its expenses, in whole or in part, for providing distribution-related services to each Fund in connection with the sale of Class B shares.

To minimize the effects of the CDSC or to determine whether the CDSC applies to a redemption, each Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary.

The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Anniversary of the Day on Which the Purchase Order was Accepted	CDSC on Redemptions (As % of Amount Subject to Charge)
Before the 1st	5.0%
On the 1st, before the 2nd	4.0%
On the 2nd, before the 3rd	3.0%
On the 3rd, before the 4th	3.0%
On the 4th, before the 5th	2.0%
On the 5th, before the 6th	1.0%
On or after the 6th anniversary	None

In the table, an “anniversary” is the same calendar day in each respective year after the date of purchase.  All purchases are considered to have been made on the business day on which the purchase order was accepted.

Class C Shares.  As stated in the Prospectus, subject to certain exceptions, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder normally will be required to pay to Lord Abbett Distributor a CDSC of 1% of the lower of cost or the then net asset value of Class C shares redeemed.  If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge also will be collected by Lord Abbett Distributor.

General.  The percentage (1% in the case of Class A and  C shares and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, B, and C shares is sometimes hereinafter referred to as the “Applicable Percentage.”

There is no CDSC charged on Class F, P, R2 or R3 shares; however, Financial Intermediaries may charge additional fees or commissions other than those disclosed in the Prospectus and SAI, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion here or in the Prospectus.  You may ask your Financial Intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

With respect to Class A shares, a CDSC will not be assessed at the time of certain transactions, including  redemptions by participants or beneficiaries from certain Retirement and Benefit Plans and benefit payments under Retirement and Benefit Plans in connection with plan loans, hardship withdrawals, death, retirement or separation from service and for returns of excess contributions to retirement plan sponsors. With respect to Class A share purchases by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor, no CDSC will be assessed at the time of redemptions that continue as investments in another fund participating in the program provided the Plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds.  With respect to Class B shares, no CDSC is payable for redemptions (i) in connection with Systematic Withdrawal Plan and Div-Move services as described below under those headings, (ii) in connection with a mandatory distribution under 403(b) plans and IRAs and (iii) in connection with the death of the shareholder. In the case of Class A shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse all or a portion of the amount paid by Lord Abbett Distributor if the shares are redeemed before the Fund has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B and C shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related services to the Fund (including recoupment of the commission payments made) in connection with the sale of Class B and

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C shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the Class B or C distribution fee.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in net asset value, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iv) shares that, together with exchanged shares, have been held continuously for 12 months from the end of the month in which the original sale occurred (in the case of Class A shares); for six years or more (in the case of Class B shares) and for one year or more (in the case of Class C shares).  In determining whether a CDSC is payable, (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (b) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

Which Class of Shares Should You Choose?  Once you decide that a Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors that you should discuss with your financial adviser.  A Fund’s class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time.  The most important factors are how much you plan to invest and how long you plan to hold your investment.  If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial adviser with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in a Fund.  We used the sales charge rates that generally apply to Class A, B, and C, and considered the effect of the higher distribution fees on Class B and C expenses (which will affect your investment return).  Of course, the actual performance of your investment cannot be predicted and will vary based on that Fund’s actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase.  The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor’s financial considerations are different.  The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes. If you are considering an investment through a Retirement and Benefit Plan (available through certain Financial Intermediaries as Class A, P, R2, or R3 share investments), or a Fee-Based Program (available through certain Financial Intermediaries as Class A, F, or P share investments), you should discuss with your Financial Intermediary which class of shares is available to you and makes the most sense as an appropriate investment.  Please see “Other Information About Retirement and Benefit Plans and Fee-Based Programs” in the Fund’s Prospectus.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-specific expenses on Class B or C shares for which no initial sales charge is paid.  Because of the effect of class-based expenses, your choice should also depend on how much you plan to invest.

Investing for the Short Term.  If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or C shares rather than Class B shares. This is because of the effect of the Class B CDSC if you redeem before the sixth anniversary of your purchase, as well as the effect of the Class B distribution fee on the investment return for that class in the short term.  Class C shares might be the appropriate choice (especially for investments of less than $50,000), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

However, if you plan to invest more than $50,000 for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become.  This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

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In addition, it may not be suitable for you to place an order for Class B or C shares for Retirement and Benefit Plans with at least 100 eligible employees or for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases.  You should discuss this with your financial advisor.

Investing for the Longer Term.  If you are investing for the longer term (for example, to provide for future college expenses for your child) and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate investment option, if you plan to invest less than $50,000.  If you plan to invest more than $50,000 over the long term, Class A shares will likely be more advantageous than Class B or C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under each Fund’s Rights of Accumulation.

Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

Are There Differences in Account Features That Matter to You?  Some account features may be available in whole or in part to Class A, B, and C shareholders, but not to Class F, P, R2 or R3 shareholders.  Other features (such as Systematic Withdrawal Plans) might not be advisable in non-Retirement and Benefit Plan accounts for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year). See “Systematic Withdrawal Plan” under “Services for Fund Investors” in the Prospectus for more information about the 12% annual waiver of the CDSC for Class B and C shares. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and C shares are subject.

How Do Payments Affect My Broker?  A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class.  As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares.  It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares.  The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for a Fund and Class C shareholders.  See “Financial Intermediary Compensation” in the Fund’s Prospectus.

What about Shares Offered Through Retirement and Benefit Plans or Fee-Based Programs?  The Funds may be offered as an investment option in Retirement and Benefit Plans and Fee-Based Programs.  Financial Intermediaries may provide some of the shareholder servicing and account maintenance services with respect to these accounts and their participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for third parties to provide other investment or administrative services.  Retirement and Benefit Plan participants may be charged fees for these and other services and Fee-Based Program participants generally pay an overall fee that among other things covers the cost of these services.  These fees and expenses are in addition to those paid by the Funds, and could reduce your ultimate investment return in Fund shares.  For questions about such accounts, contact your sponsor, employee benefits office, plan administrator, or other appropriate organization.

8.

Purchases, Redemptions, Pricing, and Payments to Dealers

Information concerning how we value Fund shares is contained in the Prospectus under “Other Information for Fund Investors-Pricing of Fund Shares.”

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The Trust’s Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing.  Please see the Prospectus under “Other Information for Fund Investors – Excessive Trading and Market Timing” for more information

Under normal circumstances, we calculate each Fund’s net asset value as of the close of the NYSE on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation.  The NYSE is closed on Saturdays and Sundays and  on days when it observes the following holidays — New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

Portfolio securities are valued at market value as of the close of the NYSE.  Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the OTC market if, that market more accurately reflects the market value of the bonds.  Unlisted equity securities are valued at the last transaction price, or if there were no transactions that day, at the mean between the last bid and asked prices.  OTC fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices.  Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board, as described in the Prospectus.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of regular trading on the London Stock Exchange.  If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board.

Information on Purchasing, Exchanging or Redeeming Shares through Retirement and Benefit Plans or Fee-Based Programs is provided in the Prospectus.  Please consult your Financial Intermediary for more information about how to make transactions through these programs.

Net Asset Value Purchases of Class A Shares.  As stated in the Prospectus, our Class A shares may be purchased at net asset value under the following circumstances:  (a) purchases of $1 million or more, (b) purchases by Retirement and Benefit Plans with at least 100 eligible employees, (c) purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such purchases, (d) purchases made with dividends and distributions on Class A shares of another Eligible Fund, (e) purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares (f) purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, (g) purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services (including so-called “mutual fund wrap account programs”), provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such purchases, (h) purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, (i) purchases by each Lord Abbett-sponsored fund’s Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers), (j) purchases through a broker-dealer  for clients that participate in an arrangement with the broker-dealer under which the client pays the broker-dealer a fee based on the total asset value of the client’s account for all or a specified number of securities transactions, including purchases of mutual fund shares, in the account during a certain period, or (k) purchases through a broker-dealer for investors that are concurrently selling their holdings in Class B or C shares of a Fund and buying Class A shares of that Fund, provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSCs (although the broker-dealer may on behalf of the investor or reimburse the investor for  such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.

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Class A shares also may be purchased at net asset value (i) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, (ii) in connection with a merger, acquisition or other reorganization, (iii) by employees of our shareholder servicing agent, or (iv) by the trustees or custodians under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of the directors, trustees, employees of Lord Abbett, or employees of our shareholder service agents.  Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Fund has a business relationship.

Exchanges.  The Prospectus briefly describes the Telephone Exchange Privilege.  You may exchange some or all of your shares of any class for those in the same class of: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level), (ii) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (“GSMMF”), or (iii) any authorized institution’s affiliated money market fund meeting certain criteria set by Lord Abbett Distributor as to certain omnibus accounts and other criteria, hereinafter referred to as an “authorized money market fund” or “AMMF”, to the extent offers and sales may be made in your state.  You should read the prospectus of the other fund before exchanging.  In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

Shareholders in other Lord Abbett-sponsored funds and AMMFs have the same right to exchange their shares for the corresponding class of each Fund’s shares.  Exchanges are based on relative net asset values on the day instructions are received by the Fund in Kansas City if the instructions are received in proper form prior to the close of the NYSE.  No sales charges are imposed except in the case of exchanges out of GSMMF or AMMF (unless a sales charge (front-end, back-end or level) was paid on the initial investment in a Lord Abbett-sponsored fund). Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a gain or loss may be recognized.  In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange.  The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

Shareholders have the exchange privilege unless they refuse it in writing.  We reserve the right to modify, restrict or reject any purchase order or exchange request if a Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders.  Each Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. We can revoke or modify the privilege for all shareholders upon 60 days’ written notice.

“Eligible Funds” are AMMF and other Lord Abbett-sponsored funds that are eligible for the exchange privilege, except Lord Abbett Series Fund, Inc. (“LASF”).  The exchange privilege will not be available with respect to any otherwise “Eligible Funds” the shares of which at the time are not available to new investors of the type requesting the exchange.

The other funds and series that participate in the Telephone Exchange Privilege except (a) GSMMF, (b) certain series of Lord Abbett Municipal Income Fund and Lord Abbett Municipal Income Trust for which the Rule 12b-1 Plan is not yet in effect, and (c) AMMF (collectively, the “Non-12b-1 Funds”) have instituted a CDSC for each class on the same terms and conditions.  No CDSC will be charged on an exchange of shares of the same class between Lord Abbett-sponsored funds or between such funds and AMMF.  Upon redemption of shares out of the Lord Abbett-sponsored funds or out of AMMF, the CDSC will be charged on behalf of and paid: (i) to the fund in which the original purchase (subject to a CDSC) occurred, in the case of the Class A shares and (ii) to Lord Abbett Distributor if the original purchase was subject to a CDSC, in the case of the Class B and C shares.  Thus, if shares of a Lord Abbett-sponsored fund are exchanged for shares of the same class of another such fund and the shares of the same class tendered (“Exchanged Shares”) are subject to a CDSC, the CDSC will carry over to the shares of the same class being acquired, including GSMMF and AMMF (“Acquired Shares”).  Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares.

Although the Non-12b-1 Funds will not pay a distribution fee on their own shares, and will, therefore, not impose their own CDSC, the Non-12b-1 Funds will collect the CDSC (a) on behalf of other Lord Abbett-sponsored funds, in the case

43

of the Class A shares and (b) on behalf of Lord Abbett Distributor, in the case of the Class B and C shares.  Acquired Shares held in GSMMF and AMMF that are subject to a CDSC will be credited with the time such shares are held in GSMMF but will not be credited with the time such shares are held in AMMF.  Therefore, if your Acquired Shares held in AMMF qualified for no CDSC or a lower Applicable Percentage at the time of exchange into AMMF, that Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

Letter of Intention.  Under the terms of the Letter of Intention as described in the Prospectus, Purchasers (as defined in the Prospectus) may invest $50,000 or more over a 13-month period in Class A, B, C, and P shares of any Eligible Fund. Such Class A, B, C, and P shares currently owned by you are credited as purchases (at their current offering prices on the date the Letter of Intention is signed) toward achieving the stated investment and reduced initial sales charge for new purchases of Class A shares.  Class F, R2, and R3 shares are not eligible to be combined with other share classes for purposes of calculating the applicable sales charge on Class A share purchases.  Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Letter of Intention is not completed.  The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, the full amount indicated.

Rights of Accumulation.  As stated in the Prospectus, Purchasers (as defined in the Prospectus) may aggregate their investments in Class A, B, C, and P shares of any Eligible Fund so that a current investment, plus the Purchaser’s holdings valued at the public offering price, reach a level eligible for a discounted sales charge for Class A shares.  Class F, R2, and R3 shares are not eligible to be combined with other share classes for purposes of calculating the applicable sales charge on Class A share purchases.

Redemptions.  A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order.  The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor.  See the Prospectus for expedited redemption procedures.

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the NYSE is closed or trading on the NYSE is restricted; an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

Redemptions and repurchases are taxable transactions for shareholders that are subject to U.S. federal income tax. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares.  Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts.  At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Div-Move.  Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund.  The account must either be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21.  You should read the prospectus of the other fund before investing.

Invest-A-Matic.  The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund is described in the Prospectus.  To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

Systematic Withdrawal Plan.  The Systematic Withdrawal Plan (“SWP”) also is described in the Prospectus.  You may establish an SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000 in the case of Class A or C shares and $25,000 in the case of Class B shares, except in the case of an SWP established for certain Retirement and Benefit Plans, for which there is no minimum.  Lord Abbett prototype retirement plans have no such minimum.  With respect to Class B and C shares, the CDSC will be waived on redemptions of up to 12% per year of

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the current net asset value of your account at the time the SWP is established.  For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption.  Therefore, please contact the Fund for assistance in minimizing the CDSC in this situation.  With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase.  The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals.  Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment.  Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000.  The SWP may be terminated by you or by us at any time by written notice.

Retirement Plans.  The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations.  Lord Abbett makes available the retirement plan forms including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth and SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans.  The forms name State Street Bank & Trust Company as custodian and contain specific information about the plans excluding 401(k) plans.  Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents.  Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

Purchases through Financial Intermediaries.  The Funds and/or Lord Abbett Distributor have authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of a Fund or Lord Abbett Distributor.  A Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order.  The order will be priced at the Fund’s net asset value next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee.  A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries.  As described in each Fund’s Prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers.  Some of these payments may be referred to as revenue sharing payments.  As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Funds and/or other Lord Abbett Funds were as follows:

A.G. Edwards & Sons, Inc.

AIG SunAmerica Life Assurance Company

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

B.C. Ziegler and Company

Bodell Overcash Anderson & Co., Inc.

Cadaret, Grant & Co., Inc.

Citigroup Global Markets, Inc.

Edward D. Jones & Co., L.P.

Family Investors Company

First SunAmerica Life Insurance Company

Hartford Life and Annuity Insurance Company

Hartford Life Insurance Company

James I. Black & Co.

Janney Montgomery Scott

Linsco/Private Ledger Corp.

Mass Mutual Life Investors Services, Inc.

McDonald Investments Inc.

Merrill Lynch Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or certain of its affiliates)

MetLife Securities, Inc.

Morgan Stanley DW, Inc.

Nationwide Investment Services Corporation

PHL Variable Insurance Company

Phoenix Life and Annuity Company

Phoenix Life Insurance Company

Piper Jaffray & Co.

Protective Life Insurance Company

RBC Dain Rauscher

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

Sun Life Assurance Company of Canada

Sun Life Insurance and Annuity Company of New York

The Travelers Insurance Company

The Travelers Life and Annuity Company

UBS Financial Services Inc.

Wachovia Securities, LLC

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For more specific information about any revenue sharing payments made to your Dealer, you should contact your investment professionals.  See “Financial Intermediary Compensation” in the Fund’s Prospectus for further information.

The Lord Abbett Funds understand that, in accordance with guidance from the U.S. Department of Labor, Retirement and Benefit Plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the Retirement and Benefit Plans or the Investors. This may take the form of recordkeepers passing the fees through to their clients or reducing the clients’ charges by the amount of fees the recordkeeper receives from mutual funds.

Thomas J. Neff, an Independent Trustee of the Fund, is a director of Hewitt Associates, Inc. and owns less than 0.01% of the outstanding shares of Hewitt Associates, Inc. Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.79 billion in revenue in fiscal 2006.  Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from the Fund and/or other Lord Abbett-sponsored funds.  In the twelve months ended October 31, 2006, Hewitt Associates LLC received recordkeeping payments totaling approximately $516,651 from all of the Lord Abbett-sponsored funds in the aggregate.

Redemptions in Kind.  Under circumstances in which it is deemed detrimental to the best interests of each Fund’s shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.  Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Funds

Each Fund has elected, qualified, and intends to continue to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”).  Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service.  If a Fund qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders.  If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level.  Assuming a Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year.  Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Each Fund intends to declare and pay as dividends each year substantially all of its net income from investments.  Dividends paid by a Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income; however, certain qualified dividend income that a Fund receives and distributes to individual shareholders may be subject to a reduced tax rate of 15% (5% if the shareholder is in the 10% or 15% tax brackets) if the shareholder meets the general requirement of having held his or her Fund shares for more than 60 days during a certain specified time period, and the shareholder satisfies certain other requirements.

Dividends paid by a Fund from its net realized long-term capital gains that are designated by the Fund as “capital gain dividends” are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares.  The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (5% for taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year.  You should also be aware that the benefits of the long-term capital gains and qualified dividend rates may be reduced if you are subject to the alternative minimum tax.  Under current law, the reduced federal income tax rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.  All dividends are taxable regardless of whether they are received in cash or reinvested in Fund shares.

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A Fund’s net capital losses for any year cannot be passed through to you but can be carried forward for a period of up to eight years to offset the Fund’s capital gains in those years.  To the extent capital gains are offset by such losses, they do not result in tax liability to a Fund and are not expected to be distributed to you as capital gain dividends.

Dividends paid by a Fund to corporate shareholders may qualify for the dividends-received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations.  If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends-received deduction.  The dividends-received deduction may be limited if you incur indebtedness to acquire Fund shares, and may result in reduction to the basis of your shares in a Fund if the dividend constitutes an extraordinary dividend at the Fund level.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares.  To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. However, a distribution declared as of a record date in October, November, or December of any year and paid during the following January is treated as received by shareholders on December 31 of the year in which it is declared. Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

At the time of your purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or to undistributed taxable income of the Fund. Consequently, subsequent distributions by a Fund with respect to these shares from such appreciation or income may be taxable to you even if the net asset value of your shares is, as a result of the distributions, reduced below your cost for such shares and the distributions economically represent a return of a portion of your investment.

Redemptions and exchanges generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares.  Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss.  However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of any capital gain dividends received with respect to such shares.  Losses on the sale of Fund shares may be disallowed if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares that in the same Fund (including pursuant to reinvestment of dividends and/or capital gain distributions). In addition, if shares in a Fund that have been held for less than 91 days are redeemed and the proceeds are reinvested in shares of the same fund or another fund pursuant to the Reinvestment Privilege, or if shares in a Fund that have been held for less than 91 days are exchanged for the same class of shares in another fund at net asset value pursuant to the exchange privilege, all or a portion of any sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent that a sales charge that would otherwise apply to the shares received is reduced.

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares unless the acquisition of the Fund shares was debt-financed. However, in the case of Fund shares held through a non-qualified deferred compensation plan, Fund dividends and distributions received by the plan and sales and exchanges of Fund shares by the plan generally are taxable to the employer sponsoring such plan in accordance with the U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in a Fund, whether such plan is qualified or not, generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-

47

retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single taxable year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service. A shareholder who fails to make the required disclosure may be subject to substantial penalties.

Certain investment practices that a Fund may utilize, such as investing in options, futures, forward contracts, short sales, swaps, foreign currency, or foreign entities classified as “passive foreign investment companies” for U.S. tax purposes, may affect the amount, character, and timing of the recognition of gains and losses by the Fund.  Such transactions may in turn affect the amount and character of Fund distributions to you.

A Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. You may be eligible to claim federal income tax credits or deductions for foreign income taxes paid by the International Core Equity Fund or the International Opportunities Fund if more than 50 percent of the value of the Fund’s total assets at the close of the tax year consists of stock or securities in foreign corporations,  the Fund has distributed at least 90 percent of its investment company taxable income and net tax-exempt interest, and the Fund makes an election to pass through to you the right to take the credit or deduction for foreign taxes (not in excess of the actual tax liability).  If the Fund makes such an election, you will be required to include such taxes in your gross income (in addition to dividends and distributions you actually receive), treat such taxes as foreign taxes paid by you, and may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code.  However, if you do not itemize deductions for federal income tax purposes, you will not be able to deduct your pro rata portion of qualified foreign taxes paid by the Fund, although you will be required to include your share of such taxes in gross income if the Fund makes the election described above, but you will still be able to claim a tax credit. Solely for purposes of determining the amount of federal income tax credits or deductions for foreign income taxes paid, your distributive share of the foreign taxes paid by the Fund plus the portion of any dividends the Fund pays to you that are derived from foreign sources will be treated as income from foreign sources in your hands.  Generally, however, distributions derived from the Fund’s long-term and short-term capital gains will not be treated as income from foreign sources.  If such an election is made, the Fund will send an annual written notice to you indicating the amount that you may treat as the proportionate share of foreign taxes paid and income derived from foreign sources.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemptions (“backup withholding”). Generally, you will be subject to backup withholding if a Fund does not have your certified Social Security Number or other taxpayer identification number on file, or, to the Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income. When establishing an account, you must certify under penalties of perjury that your Social Security Number or other taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to shareholders who are subject to U.S. federal income tax, hold their shares as capital assets, and who are U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on amounts treated

48

as ordinary dividends from the Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund for taxable years of the Fund commencing prior to January 1, 2008, only if the Fund chooses to make a specific designation relating to such dividends), and the applicability of U.S. gift and estate taxes. While neither of the Funds expects Fund shares to constitute U.S. real property interest, a portion of the Global Equity Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests.  In such case, a non-U.S. shareholder may be required to file a U.S. federal income tax return to report such gain and may be subject to U.S. federal withholding tax.  Non-U.S. shareholders should consult their own tax advisers on these matters.

Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, local, and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds.  The Trust has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares on a continuous basis, so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

For the last three fiscal years, Lord Abbett Distributor, as the Trust’s principal underwriter, received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares as follows:

	Year Ended October 31,
	2006	2005	2004
Gross sales charge	$22,126,681	$22,161,644	$21,403,660

Amount allowed to dealers	$18,674,129	$18,706,435	$18,075,549

Net commissions received by Lord Abbett Distributor	$3,452,552	$3,455,209	$3,328,111

In addition, Lord Abbett Distributor, as the Trust’s principal underwriter, received the following compensation for the fiscal year ended October 31, 2006:

	Compensation on Redemption and Repurchase		Brokerage Commissions in Connection with Fund Transactions	Other Compensation

Class A	$0		$0	$2,952,294.32

Class B	$0		$0	$508.328	*

Class C	$0	*	$0	$6,298.61	*

Class P	$0		$0	$139.46

* Excludes 12b-1 payments and CDSC fees received during the first year of the associated investment as repayment of fees advanced by Lord Abbett Distributor to broker/dealers at the time of sale.

49

11.

Financial Statements

The financial statements incorporated herein by reference from the Funds’ 2006 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Unaudited financial statements for the six months ended June 30, 2007 appear in the 2007 Semiannual Report to Shareholders and are incorporated herein by reference.

50

APPENDIX A

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Investment Policies – Policies and Procedures Governing Disclosure of Portfolio Holdings:

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

ABN-AMRO Asset Management		Monthly
ACS HR Solutions (Formerly Mellon Employee Benefit Solutions)		Monthly
ADP Retirement Services		Monthly
AG Edwards		Monthly
AIG SunAmerica		Monthly
Allstate Life Insurance Company		Monthly
Alpha Investment Consulting Group LLC		Monthly
Ameriprise (Formerly American Express Retirement Services)		Monthly
American United Life Insurance Company		Monthly
AMG Data Services		Monthly
Amivest Capital Management		Monthly
Amvescap Retirement		Monthly
AON Consulting		Monthly
Asset Performance Partners		Monthly
Asset Strategies Portfolio Services, Inc.		Monthly
AXA Financial Services		Monthly
B. Riley & Company, Inc.		Monthly
Bank of America Corporation		Monthly
Bank of America Securities		Monthly
Bank of New York		Monthly
Bank of Oklahoma		Monthly
Bank One		Monthly
B.C. Ziegler		Monthly
Bear Stearns & Company, Inc.		Monthly
Becker, Burke Associates	Monthly	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Bellwether Consulting		Monthly
Berthel Schutter	Monthly	Monthly
Bloomberg L.P.	Daily
Branch Bank and Trust		Monthly
Brown Brothers Harriman		Monthly
Buck Consultants, Inc.		Monthly
Callan Associates Inc.	Monthly	Monthly
Cambridge Associates LLC		Monthly
Cambridge Financial Services		Monthly
Charles Schwab & Co		Monthly
Chicago Trust Company		Monthly
CIBC Oppenheimer		Monthly
Citigroup/The Yield Book, Inc.	Daily
CitiStreet Retirement Services		Monthly

A-1

CJS Securities, Inc.	Daily	Monthly
CL King & Associates	Monthly	Monthly
Clark Consulting		Monthly
Columbia Funds		Monthly
Columbia Management Group		Monthly
Columbia Trust Company		Monthly
Concord Advisory Group Ltd.	Monthly	Monthly
Consulting Services Group, LP		Monthly
Copic Financial		Monthly
CPI Qualified Plan Consultants		Monthly
CRA RogersCasey	Monthly	Monthly
Credit Suisse		Monthly
Curcio Webb	Monthly	Monthly
D.A. Davidson		Monthly
Dahab Assoc.		Monthly
Daily Access		Monthly
Defined Contribution Advisors, Inc.		Monthly
Delaware Investment Advisors		Monthly
Deloitte & Touche LLP	Annually
Demarche Associates, Inc.		Monthly
DiMeo Schneider & Associates		Monthly
Directed Services, Inc.		Monthly
Disabato Associates, Inc.		Monthly
Diversified Investment Advisors, Inc.		Monthly
Dover Consulting		Monthly
EAI		Monthly
Edward Jones		Monthly
Ennis, Knupp & Associates		Monthly
Evaluations Associates, Inc.	Monthly
Factset Research Systems, Inc.	Daily
Federated Investors		Monthly
Fidelity Capital Technology		Daily
Fifth Third Bank		Monthly
First Mercantile Trust Co.		Monthly
FleetBoston Financial Corp.		Monthly
Franklin Templeton		Monthly
Freedom One Investment Advisors		Monthly
Freedom One Financial Group	Monthly
Frost Bank		Monthly
Fuji Investment Management Co., Ltd.		Monthly
Fund Evaluation Group, Inc.		Monthly
Goldman Sachs & Co.		Monthly
Great West Life and Annuity Insurance Company		Monthly
Greenwich Associates		Monthly
Guardian Life Insurance		Monthly
Hartford Life Insurance Company		Monthly
Hartland & Co.		Monthly
Hewitt Financial Services, LLC		Monthly
Hewitt Investment Group		Monthly
Highland Consulting Associates, Inc.		Monthly
Hoefer and Arnett, Inc.		Monthly
Holbien Associates, Inc.		Monthly
Horace Mann Life Insurance Company		Monthly
HSBC		Monthly
ICMA Retirement Corp.		Monthly

A-2

Institutional Shareholder Services, Inc.	Monthly	Monthly
Interactive Data Corporation (pricing vendor)		Daily
Intuit		Monthly
INVESCO Retirement Services		Monthly
Invesmart		Monthly
Investment Consulting Services, LLC		Monthly
Invivia		Monthly
Iron Capital Advisors		Monthly
Janney Montgomery Scott LLC		Monthly
Jefferson National Life Insurance Company		Monthly
Jeffrey Slocum & Associates, Inc.	Monthly	Monthly
Jeffries & Co., Inc.	Monthly	Monthly
JP Morgan Fleming Asset Management		Monthly
JP Morgan Investment Management		Monthly
JP Morgan Securities, Inc.		Monthly
Kaufman Brothers, LP		Monthly
Keybanc Capital Markets		Monthly
Kirkpatrick & Lockhart LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
Kmotion, Inc.	Monthly
Knight Equity Markets, LP		Monthly
LCG Associates, Inc.		Monthly
Legacy Strategic Asset Mgmt. Co.		Monthly
Legg Mason		Monthly
Lincoln Financial		Monthly
LPL Financial Services		Monthly
MacGregor Group, Inc.	Upon Request
Manulife Financial		Monthly
Marco Consulting Group	Monthly	Monthly
Marquette Associates, Inc.		Monthly
MassMutual Financial Group		Monthly
McDonald		Monthly
Meketa Investment Group		Monthly
Mellon Human Resources & Investor Solutions		Monthly
Mercer HR Services		Monthly
Mercer Investment Consulting		Monthly
Merrill Corporation LLC	As Needed	Monthly
Merrill Lynch		Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
MetLife		Monthly
MetLife Investors		Monthly
MFS Retirement Services, Inc.		Monthly
MFS/Sun Life Financial Distributors, Inc.		Monthly
Midland National Life		Monthly
M & I Investment Management Corporation		Monthly
Milliman & Robertson Inc.		Monthly
Minnesota Life Insurance Company		Monthly
ML Benefits & Investment Solutions		Monthly
Monroe Vos Consulting Group, Inc.		Monthly
Morgan Keegan		Monthly
Morgan Stanley Dean Witter		Monthly
MorganStanley		Monthly
Morningstar Associates, Inc.		Monthly
Morningstar, Inc.		Monthly
Natexis Bleichroeder, Inc.	Upon Request	Monthly

A-3

National City Bank		Monthly
Nationwide Financial		Monthly
NCCI Holdings, Inc.		Monthly
New England Pension Consultants		Monthly
The Newport Group		Monthly
Newport Retirement Services, Inc.		Monthly
New York Life Investment Management		Monthly
Nock, Inc.	Daily
Nordstrom Pension Consulting		Monthly
NY Life Insurance Company		Monthly
Oxford Associates		Monthly
Palmer & Cay Investment Services		Monthly
Paul L. Nelson & Associates		Monthly
Pension Consultants, Inc.		Monthly
PFE Group		Monthly
PFM Group		Monthly
PFPC, Inc.		Monthly
Phoenix Life Insurance Company		Monthly
Pierce Park Group		Monthly
Piper Jaffray/ USBancorp		Monthly
Piper Jaffray & Co.		Monthly
PNC Advisors		Monthly
Portfolio Evaluations, Inc.		Monthly
Princeton Financial Systems, Inc.	Upon Request
Princeton Retirement Group, Inc.		Monthly
Principal Financial		Monthly
Protective Life Corporation		Monthly
Prudential Financial		Monthly
Prudential Investments		Monthly
Prudential Securities, Inc.		Monthly
Putnam Fiduciary Trust Company (Mercer HR)	Monthly
Putnam Investments		Monthly
Quant Consulting		Monthly
R.V. Kuhns & Associates, Inc.		Monthly
Raymond James & Associates		Monthly
Raymond James Financial, Inc.		Monthly
RBC Capital Markets	Upon Request
RBC Dain Rauscher		Monthly
Robert W. Baird, Inc.	Upon Request	Monthly
Rocaton Investment Advisors, LLC	Monthly	Monthly
Ron Blue & Co.		Monthly
Roszel Advisors, LLC		Monthly
Russell Investment Group		Monthly
Scudder Investments		Monthly
Segal Advisors		Monthly
SEI Investment		Monthly
SG Constellation LLC	Upon Request	Monthly
Shields Associates		Monthly
Sidoti & Company, LLC	Upon Request	Monthly
Smith Barney		Monthly
Spagnola-Cosack, Inc.		Monthly
Standard & Poor’s		Monthly
Stanton Group		Monthly
State Street Bank & Trust Co.	Monthly	Monthly
Stearne, Agee & Leach		Monthly

A-4

Stephen’s, Inc.		Monthly
Stifel Nicolaus		Monthly
Strategic Advisers, Inc.	Monthly
Strategic Investment Solutions		Monthly
Stratford Advisory Group, Inc.		Monthly
Summit Strategies Group		Monthly
Sungard Expert Solutions, Inc.	Daily
Sun Life Financial Distributors, Inc.		Monthly
T. Rowe Price Associates, Inc.		Monthly
TD Asset Management		Monthly
The 401k Company		Monthly
The Carmack Group, Inc.		Monthly
The Managers Fund		Monthly
The Robbins Group, LLC		Monthly
The Vanguard Group		Monthly
Thomas Weisel Partners, Group		Monthly
TIAA-CREF Individual & Institutional Services, LLC		Monthly
Towers Perrin		Monthly
Transamerica Retirement Services		Monthly
Travelers Life & Annuity Company		Monthly
UBS- Prime Consulting Group		Monthly
UMB Bank		Monthly
Union Bank of California		Monthly
US Bank		Monthly
USI Retirement		Monthly
Valic		Monthly
Vanguard		Monthly
Victory Capital Management		Monthly
Vestek Systems, Inc.	Monthly
Wachovia Bank		Monthly
Wachovia Capital Markets, LLC		Monthly
Wall Street Source	Daily
Watson Wyatt Worldwide	Monthly	Monthly
Welch Hornsby		Monthly
Wells Fargo		Monthly
William Blair & Co.		Monthly
William M. Mercer Consulting Inc.		Monthly
William O’Neil		Monthly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request
Wilshire Associates Incorporated		Monthly
Wyatt Investment Consulting, Inc.		Monthly
Yanni Partners		Monthly

*Each Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Fund within one day following each calendar period-end.

** Each Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period-end.

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APPENDIX B

April 26, 2007

LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process.  Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Chief Administrative Officer for the Investment Department, the Firm’s Chief Investment Officer and its General Counsel.  Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies.  In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system.  Lord Abbett has retained Institutional Shareholder Services (“ISS”) to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Lord Abbett is a privately-held firm, and we conduct only one business:  we manage the investment portfolios of our clients.  We are not part of a larger group of companies conducting diverse financial operations.  We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited.  Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”.  If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS.  If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1.  Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”).  If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.

The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2.  Lord Abbett has a Significant Business Relationship with a Company.

Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”).  A “significant business

B-1

relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total (i.e., gross) dollar amount of shares sold for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Separately Managed Account  business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of ISS.

SUMMARY OF PROXY VOTING GUIDELINES

Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals.  This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors

Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors.  However, votes on director nominees are made on a case-by- case basis.  Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company.  We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.  We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.

There are some actions by directors that may result in votes being withheld.  These actions include:

1)                                      Attending less than 75% of board and committee meetings without a valid excuse.

2)                                      Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

3)                                      Failing to act on takeover offers where a majority of shareholders tendered their shares.

4)                                      Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

5)                                      Failing to replace management as appropriate.

We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal.  We also will generally approve proposals to elect directors annually.  The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis.  The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board.  Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

Incentive Compensation Plans

We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case-by-case basis.  We use ISS for guidance on appropriate compensation ranges for various industries and company sizes.  In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

1)                                      The stock’s volatility, to ensure the stock price will not be back in the money over the near term.

B-2

2)                                      Management’s rationale for why the repricing is necessary.

3)                                      The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

4)                                      Other factors, such as the number of participants, term of option, and the value for value exchange.

In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans.  Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

Shareholder Rights

Cumulative Voting

We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

There are both advantages and disadvantages to a confidential ballot.   Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee.  A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions.  Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

Takeover Issues

Votes on mergers and acquisitions must be considered on a case-by-case basis.  The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights.  It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions.  We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock.  Restructuring proposals will also be evaluated on a case-by-case basis following the same guidelines as those used for mergers.

Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1)                                      Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2)                                      Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3)                                      Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval.  However, we look at these proposals on a case-by-case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range

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corporate goals.  We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4)                                      “Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan.  These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote.  To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

•                  Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

•                  No dead-hand or no-hand pills.

•                  Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

•                  Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

Social Issues

It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings.  We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

B-4

LORD ABBETT

Statement of Additional Information	September 14, 2007

LORD ABBETT SECURITIES TRUST

Lord Abbett All Value Fund

Lord Abbett Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large Cap Value Fund

Lord Abbett Value Opportunities Fund

(Class Y Shares)

This Statement of Additional Information (“SAI”) is not a Prospectus.  A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ 07302-3973.  This SAI relates to, and should be read in conjunction with, the Prospectuses for the Lord Abbett Securities Trust – Lord Abbett All Value Fund ( “All Value Fund”), Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”) (each individually a “Fund” or, collectively, the “Funds”), dated September 14, 2007. Certain capitalized terms used throughout this SAI are defined in the Fund’s Prospectus.

Shareholder account inquiries should be made by directly contacting the Funds or by calling 888-522-2388.  The Funds’ Annual and Semiannual Reports to Shareholders contain additional performance information and are available without charge, upon request by calling 888-522-2388.  In addition, you can make inquiries through your dealer.

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1.

Fund History

Lord Abbett Securities Trust (the “Trust”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”).  The Trust was organized as a Delaware statutory trust on February 26, 1993, with an unlimited amount of shares of beneficial interest authorized.  The Trust has eight funds or series, but only Class Y shares of All Value Fund, Alpha Strategy Fund, International Core Equity Fund, International Opportunities Fund, Large-Cap Value Fund and Value Opportunities Fund are described in this SAI.

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Investment Policies

Fundamental Investment Restrictions.  Each Fund’s investment objective in the Prospectus cannot be changed without approval of a majority of each Fund’s outstanding shares (as defined in the Act). Each Fund is also subject to the following fundamental investment restrictions that cannot be changed without approval of a majority of each Fund’s outstanding shares (as defined in the Act).

Each Fund may not:

(1)   borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) it may purchase securities on margin to the extent permitted by applicable law;

(2)   pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund’s investment policies as permitted by applicable law);

(3)   engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)   make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

(5)   buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

(6)   with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

(7)   invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

(8)   issue senior securities to the extent such issuance would violate applicable law.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction with which the Funds must comply on a continuous basis.

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Non-Fundamental Investment Restrictions.  In addition to the Fund’s investment of each Fund and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board of Trustees (the “Board”) without shareholder approval.

Each Fund may not:

(1)   make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)   invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933 (“Rule 144A”), determined by Lord Abbett to be liquid, subject to the oversight of the Board;

(3)   invest in securities issued by other investment companies except to the extent permitted by applicable law (the All Value Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund may not, however, rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the Act);

(4)   invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of a Fund’s total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants that are not listed on the New York Stock Exchange (“NYSE”) or American Stock Exchange or a major foreign exchange);

(5)   invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that it may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

(6)   write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and SAI, as they may be amended from time to time; or

(7)   buy from or sell to any of the Trust’s officers, trustees, employees, or its investment adviser or any of the adviser’s officers, partners or employees, any securities other than shares of the Trust.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

Portfolio Turnover Rate.  For the fiscal years ended October 31, 2006 and 2005, the portfolio turnover rates for each Fund were as follows:

Fund	2006	2005
All Value Fund	63.84%	52.24%
Alpha Strategy Fund	8.83%	6.94%
International Core Equity Fund	134.00%	100.87%
International Opportunities Fund	98.16%	78.65%
Large Cap Value Fund	42.16%	54.12%
Value Opportunities Fund	296.82%*	N/A

* For the period 12/20/05 (commencement of investment operations) to 10/31/06.

During the 2006 fiscal year, the Value Opportunities Fund’s portfolio turnover rate was higher than its normally expected rate, as the Fund took advantage of volatility in the markets in which it principally invests.

During the 2006 fiscal year, the International Core Equity Fund’s portfolio turnover rate was higher than its normally expected rate due to its sale of certain securities believed to have exceeded their estimated long-term economic value; the Fund also took advantage of volatility in the markets in which it principally invests in an attempt to increase performance.

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Additional Information on Portfolio Risks, Investments and Techniques.  The following sections provide further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks.  In the case of the Alpha Strategy Fund, references to each “Fund” refers to all or certain of its the underlying funds.

Borrowing Money.  Each Fund may borrow money for certain purposes as described above under “Fundamental Investment Restrictions.”  If a Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.

Brady Bonds.  International Core Equity Fund, International Opportunities Fund, and Alpha Strategy Fund through the International Opportunities Fund may invest in so-called “Brady Bonds,” which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructuring under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady.  Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over the counter secondary market for debt instruments.  Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default.  In light of the history of commercial bank loan defaults by Latin American public and private entities, investment in Brady Bonds may be viewed as speculative.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.  Interest payments on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”).

Convertible Securities.  To the extent consistent with its investment objective and policies, each Fund may invest in convertible securities.  Convertible securities are preferred stocks or debt obligations that are convertible into common stock.  Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities.  They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds.  Convertible securities have both equity and fixed income risk characteristics.  Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates.  The market value of convertible securities tends to decline as interest rates increase.  If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock.  In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security.  As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

Debt Securities.  To the extent consistent with its investment objective and policies, each Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments.  The value of debt securities may fluctuate based on changes in interest rates and the issuer’s financial condition.  When interest rates rise or the issuer’s financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline. A security will be considered “investment grade” if at least one Rating Agency (as defined in the Prospectus) assigns such a rating to the security or if Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment adviser, determines the security to be of such quality.

Depositary Receipts.  To the extent consistent with its investment objective and policies, each Fund may invest in American Depositary Receipts (“ADRs”) and similar depositary receipts. ADRs, typically issued by a financial institution (a “depositary”), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary.  Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States.

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Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information, and other risks.  Although All Value Fund and Large-Cap Value Fund may not invest more than 10% of their net assets in foreign securities, ADRs are not subject to this limitation.  For purposes of International Core Equity Fund’s and International Opportunities Fund’s investment policies, ADRs are treated as foreign securities.  For purposes of Value Opportunities Fund, ADRs are not considered to be foreign securities for purposes of the Fund’s limitation on investments in foreign securities.

Derivatives.  The Funds may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, or, in the case of International Core Equity Fund, International Opportunities Fund and Alpha Strategy Fund through the International Opportunities Fund, to provide a substitute for purchasing or selling particular securities or to increase potential returns.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivative instruments the Fund may use, to the extent described in the Prospectus and this SAI, include options contracts, futures contracts, options on futures contracts, forward currency contracts, structured notes, swap agreements and credit derivatives, which are described below.  Derivatives may provide a cheaper, quicker or more specifically focused way for the Funds to invest than “traditional” securities would.  A Fund’s portfolio managers, however, may decide not to employ some or all of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole.  Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss.  A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives.  Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk.  As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange.  In contrast, no clearing agency guarantees OTC derivatives. Therefore, each party to an OTC derivative bears the risk that the counterparty will default. Accordingly, Lord Abbett will consider the creditworthiness of counterparties to OTC derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. OTC derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Each Fund may be required to “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other Securities and Exchange Commission (“SEC”) or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives. In the case of futures contracts and forward contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open.  With respect to futures contracts and forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value.  By setting aside assets equal to only its net obligations under cash-settled futures contracts, a Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.  Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

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Credit Derivatives.  Each of the International Core Equity Fund and International Opportunities Fund may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives.  Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively.  Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index.  There are three basic transactional forms for credit derivatives: swaps, options and structured instruments.  The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions.  If Lord Abbett is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these techniques were not used.  Moreover, even if Lord Abbett is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.  A Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction.  For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund’s loss is limited to the premium it paid for the default option.  In contrast, if there is a default by the grantor of a default option, the Fund’s loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged.

Combined Transactions.  Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of Lord Abbett, it is in the best interests of the Fund to do so.  A combined transaction will usually contain elements of risk that are present in each of its component transactions.  Although combined transactions are normally entered into based on Lord Abbett’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Future Developments.  The Funds may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund.  Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or SAI.

Emerging Countries.  International Core Equity Fund and International Opportunities Fund may invest up to 20% of their net assets in emerging country securities.  International Core Equity Fund considers emerging markets to be those included in the MSCI EAFE Index, while the International Opportunities Fund considers emerging markets to be those markets not included in the developed markets of the S&P/Citigroup Extended Market World ex-U.S. Index. Alpha Strategy Fund through the International Opportunities Fund may also invest a portion of its assets in emerging country securities. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not to be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries.  Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

Foreign Currency Transactions.  International Core Equity Fund, International Opportunities Fund, and Alpha Strategy Fund through the International Opportunities Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes. In accordance with the Fund’s investment objective and policies, each other Fund may engage in spot transactions and may use forward contracts to protect against uncertainty in the level of future exchange rates.

Each Fund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies.  “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations.  To the extent a Fund invests in such currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign

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countries may fluctuate significantly over short periods of time.  Fund assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss.  A U.S. dollar investment in depositary receipts or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer.  Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

Each Fund may engage in spot transactions and also may use forward contracts.  A forward contract on foreign currencies involves obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts typically are traded in the OTC derivatives market and entered into directly between currency traders and their customers.

Each Fund may enter into forward contracts with respect to specific transactions.  For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction.  A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Each Fund also may use forward contracts in connection with existing portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another.  For example, when Lord Abbett believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency.  This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements may not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, a Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which a Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  A Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

Each Fund also may enter into currency forward contracts that are contractually required to, or may settle in cash, including non-deliverable currency forward contracts (“NDFs”). Each Fund intends to enter into cash-settled currency forward contracts, including NDFs, that contractually require the netting of the parties’ liabilities. Under a cash-settled forward contract that requires netting, the Fund or its counterparty to the contract is required only to deliver a cash payment in the amount of its net obligation in settlement of the contract. Forward contracts are marked-to-market on a daily basis, and the Fund may be required to post collateral to a counterparty pursuant to the terms of a forward contract

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if the Fund has a net obligation under the contract. Likewise, the Fund may be entitled to receive collateral under the terms of a forward contract if the counterparty has a net obligation under the contract. A cash-settled forward contract generally does not require any initial cash outlay by the Fund. The Fund’s currency forward contracts, including its NDFs, will generally have maturities of approximately one to three months but may have maturities of up to six months or more. Each currency forward contract entered into by the Fund will identify a specific “contract settlement rate,” generally equal to or approximately equal to the current forward price of the underlying currency at the time the contract is established.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.  The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Foreign Currency Options. Each Fund may take positions in options on foreign currencies.  For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency.  Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved.  A Fund’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market.  There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.  In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

Transaction costs may be higher because the quantities of currencies underlying option contracts that the Funds may enter represent odd lots in a market dominated by transactions between banks.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable.  Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Each Fund may effectively terminate its rights or obligations under options by entering into closing transactions.  Closing transactions permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.  The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar.  Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions.  As a result, changes in the value of an option position may have no relationship to the investment merit of the foreign currency.  Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months.  The exercise price may be below, equal to or above the current market value of the underlying currency.  Options that expire unexercised have no value, and the Funds will realize a loss of any premium paid and any transaction costs.  Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that the Funds will be able to liquidate an option at a favorable price at any time prior to expiration.  In the event of insolvency of the counter-party, the Funds may be unable to liquidate a foreign currency option.  Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Funds would have to exercise those options that they had purchased in order to realize any profit.

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Foreign Securities.  International Core Equity Fund and International Opportunities Fund may invest all of their net assets in foreign securities of companies principally based outside the United States.   All Value Fund, Large Cap Value Fund and Value Opportunities Fund may invest up to 10% of their net assets in foreign securities that are primarily traded outside the United States. The underlying funds in which the Alpha Strategy Fund invests also may invest all or a portion of their assets in foreign securities. Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

•      Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage).  A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.

•      Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.

•      Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

•      Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers.  There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.

•      There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.

•      Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.

•      Foreign securities may trade on days when a Fund does not sell shares.  As a result, the value of a Fund’s portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.

•      With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, and political or social instability or diplomatic developments that could affect investments in those countries.  In addition, a Fund may invest in less developed countries, sometimes referred to as emerging markets.  The risks of investing in foreign markets are generally more severe in emerging markets.

Futures Contracts and Options on Futures Contracts.  The Funds may engage in futures and options on futures transactions in accordance with their investment objective and policies. Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.  Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security.  An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time.  In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits.  At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments, called “variation margin”, are made on a daily basis as the market price of the futures contract or option fluctuates.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).  Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date.  If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  Transaction costs also are included in these calculations.

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The Funds may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States.  Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States.  Foreign markets, however, may have greater risk potential than domestic markets.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract.  In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes.

Specific Futures Transactions.  Each Fund may invest in futures contracts and options on futures contracts, including those with respect to interest rates, currencies and securities indexes.

Each Fund may purchase and sell index futures contracts and options thereon.  An index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day.

The market value of a stock index futures contract is based primarily on the value of the underlying index.  Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract.  If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund’s portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio.  Thus, if a Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e, the size of the futures position).  Conversely, when a Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market.  Stock index futures contracts are subject to the same risks as other futures contracts.

Each Fund may purchase and sell interest rate futures contracts and options thereon.  An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.  Each Fund also may purchase and sell currency futures and options thereon, as described above.

Illiquid Securities.  Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value.  Illiquid securities include:

•      Domestic and foreign securities that are not readily marketable.

•      Repurchase agreements and time deposits with a notice or demand period of more than seven days.

•      Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A (“144A Securities”) and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment.  Investing in 144A Securities may decrease the liquidity of each Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.  The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Investment Companies.  Each Fund (other than Alpha Strategy Fund, a “fund of funds” that invests substantially all of its assets in certain other Lord Abbett-sponsored funds) may invest in securities of other investment companies subject to limitations prescribed by the Act, except All Value Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund cannot rely on Sections 12(d)(1)(F) and (G).  These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.  Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests.  Such investment companies will generally be money market funds or have investment objective, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

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Each Fund may, consistent with its investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index.  A Fund may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs.  The price movement of such securities may not perfectly parallel the price movement of the underlying index.  An example of this type of security is the Standard & Poor’s Depositary Receipt, commonly known as a “SPDR.”

International Core Equity Fund, International Opportunities Fund and Alpha Strategy Fund through the International Opportunities Fund may invest in foreign countries through investment companies.  Some emerging countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investment in the securities of such countries is permitted through investment funds that have been specifically authorized.  In addition to the additional fees associated with such indirect investments, these investments are subject to the risks of investing in foreign securities.

Lower-Rated Debt Securities.  Each Fund may invest up to 20% of its assets in lower-rated debt securities (also referred to as “junk bonds”) that are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities.  When compared to investment grade debt securities, lower-rated debt securities:

•      have a higher risk of default and their prices can be much more volatile due to lower liquidity;

•      tend to be less sensitive to interest rate changes; and

•      pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

In addition, while the market for lower-rated, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructurings.  Accordingly, past experience may not provide an accurate indication of future performance of this market, especially during periods of economic recession.

Since the risk of default is higher among lower-rated debt securities, Lord Abbett’s research and analysis is an important ingredient in the selection of such securities.  Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, a Fund seeks to reduce this risk.  There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur.  Each Fund does not have any minimum rating criteria applicable to the fixed-income securities in which it invests.

Mortgage-Related Securities.  The mortgage- and asset-backed securities in which each Fund may invest may be particularly sensitive to changes in prevailing interest rates.  Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on some mortgage-related securities may deprive a Fund of income payments above current market rates.  The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security.  The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.  Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Options.  Each Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts in accordance with its investment objective and policies.  A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.  Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.  Each Fund may also enter into “closing purchase transactions” in order to terminate their obligation to deliver the underlying security.  This may result in a short-term gain or loss.  A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written.  If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

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A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets.  A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction.  The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.  The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist.  A liquid secondary market in an option may cease to exist for a variety of reasons.  In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options.  There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur.  In such event, it might not be possible to effect closing transactions in particular options.  If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions.  Each Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities), including U.S. Government securities, mortgage-related securities, asset-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. or foreign securities exchanges or in the over-the-counter market, or securities indices, currencies or futures.

An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index.  Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

Each Fund may purchase and sell call and put options on foreign currency.  These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

Successful use by the Funds of options and options on futures will be subject to Lord Abbett’s ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates.  To the extent Lord Abbett’s predictions are incorrect, the Funds may incur losses.  The use of options can also increase a Fund’s transaction costs.

Each Fund, other than the International Core Equity Fund and International Opportunities Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. Each Fund, other than the International Core Equity Fund and International Opportunities Fund may only sell (write) covered put options to the extent that cover for such options does note exceed 15% of its net assets.  Each Fund, other than the International Core Equity Fund and International Opportunities Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time an option is written.

Over-the-Counter Options.  International Core Equity Fund, International Opportunities Fund, and Alpha Strategy Fund through the International Opportunities Fund may enter into OTC options contracts (“OTC options”).  OTC options differ from exchange-traded options in several respects.  OTC options are transacted directly with dealers and not with a clearing corporation and there is a risk of nonperformance by the dealer as a result of the insolvency of the dealer or otherwise, in which event, a Fund may experience material losses.  However, in writing OTC options, the premium is paid in advance by the dealer.  OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options.  Since there is no exchange, pricing normally is done by reference to information from market makers, which information is carefully monitored by Lord Abbett and

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verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any given time.  Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when a Fund writes an OTC option, generally it can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with whom the Fund originally wrote it.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised.  Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of such put or call option also might find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Each Fund and Lord Abbett believe that such dealers present minimal credit risks to the Fund and, therefore, should be able to enter into closing transactions if necessary.  Each Fund currently will not engage in OTC options transactions if the amount invested by a Fund in OTC options plus a “liquidity charge” related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 10% of the Fund’s net assets.  The “liquidity charge” referred to above is computed as described below.

Each Fund anticipates entering into agreements with dealers to which the Fund sells OTC options.  Under these agreements a Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the “Repurchase Price”).  The “liquidity charge” referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option.  The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price.  In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security.  If there is no such agreement requiring a dealer to allow a Fund to repurchase a specific OTC option written by the Fund, the “liquidity charge” will be the current market value of the assets serving as “cover” for such OTC option.

Preferred Stock, Warrants and Rights.  Each Fund may invest in preferred stock, warrants and rights.  Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stockholders but after bond holders and other creditors.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.  Investments in preferred stock present market and liquidity risks.  The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant.  Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer.  The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities.  Warrants and rights cease to have value if they are not exercised prior to their expiration date.  Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

REITs.  Each Fund may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.  Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

Investing in REITs involves certain risks.  A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT.  REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are

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subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

Repurchase Agreements.  Each Fund may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security.  Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government Securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  Such agreements permit a Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks.  For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them.  Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties.  Each Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks.  Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

Reverse Repurchase Agreements.  Each Fund may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price.  Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund).  This risk is greatly reduced because the Fund generally receives cash equal to 98% of the price of the security sold.  Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities.  Each Fund will attempt to minimize this risk by managing its duration.  Each Fund’s reverse repurchase agreements will not exceed 20% of the Fund’s net assets.

Securities Lending.  Although the Funds have no current intention of doing so, each Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of a Fund’s total assets.  Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or other permissible means at least equal to 102% of the market value of the domestic securities loaned and 105% in the case of foreign securities loaned.  A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a “placing broker.”  No fee will be paid to affiliated persons of a Fund.

By lending portfolio securities, each of the Funds can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received.  Lending portfolio securities could result in a loss or delay in recovering a Fund’s securities if the borrower defaults.

Short Sales.  Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

Structured Securities and Other Hybrid Instruments.  International Core Equity Fund, International Opportunities Fund, and Alpha Strategy Fund through the International Opportunities Fund may invest in structured securities and other hybrid instruments.  Structured securities and other hybrid instruments are types of derivative securities whose value is determined by reference to changes in the value of specific securities, currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the

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applicable Reference.  Structured securities may be positively or negatively indexed, so the appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity.  Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be more volatile, less liquid and more difficult to price accurately and subject to additional credit risks. A Fund that invests in structured securities could lose more than the principal amount invested.

Structured securities and other hybrid instruments can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a Reference and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the Reference.  These References may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids.  These risks may cause significant fluctuations in the net asset value of the Fund.

Swap Transactions.  International Core Equity Fund, International Opportunities Fund, and Alpha Strategy Fund through the International Opportunities Fund may enter into interest rate, equity index, credit, currency and total return swap agreements and swaptions (options on swaps).  A Fund may enter into these transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. A swap transaction involves an agreement between two parties to exchange different types of cash flows based on a specified or “notional” amount.  The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified securities, currencies or indices. The Funds may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

In an interest rate swap, the Funds may agree to either make or receive payments that are equivalent to a fixed rate of interest on the specified notional amount in exchange for payments that are equivalent to a variable rate of interest (based on a specified index) on the same notional amount.  Interest rate swaps may enable a Fund to either increase or reduce its interest rate risk or to adjust the duration of its bond portfolio.

In a credit default swap, the Funds may agree to make one or more premium payments in exchange for the agreement of its counterparty to pay an amount equal to the decrease in value of a specified bond or a basket of debt securities upon the occurrence of a default or other “credit event” relating to the issuers of the debt.  In such transactions, a Fund effectively acquires protection from decreases in the creditworthiness of the debt issuers.  Alternatively, a Fund may agree to provide such credit protection in exchange for receiving the premium payments.

Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values.

The Funds may enter into long and short currency positions using swap contracts under which they will, at the end of the term of the swap contract, make a payment that is based on a fixed currency exchange rate in exchange for a payment from the swap counterparty that is based on the prevailing currency exchange rate. These swap contracts generally will have terms of approximately one to three months, but may have terms of up to six months or more. Lord Abbett, however, in its discretion may terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to a Fund’s accrued obligation under the swap contract. At the end of a swap contract’s term, the Funds may enter into a new swap contract. A Fund’s swap contracts will be made in the OTC market and will be entered into with counterparties that typically will be banks, investment banking firms or broker-dealers.

In a total return swap, a Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as payments equivalent to any distributions made on that asset, over the term of the swap.  If the value of the asset underlying a total return swap declines over the term of the swap, a Fund may also be required to pay an amount equal to that decline in value to its counterparty.  A Fund may also be the seller of a total return swap, in which case they would

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receive premium payments and an amount equal to any decline in value of the underlying asset over the term of the swap, but it would be obligated to pay their counterparty an amount equal to any appreciation.

The Funds may also purchase and write (sell) options contracts on swaps, commonly known as “swaptions.” A swaption is an option to enter into a swap agreement.  As with other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligations, to enter into an underlying swap on agreed upon terms.  The seller of a swaption receives the premium in exchange for the obligation to enter into the agreed-upon underlying swap if the option is exercised.

The Funds also may purchase or sell interest rate caps, floors and collars. The purchaser of an interest rate cap is entitled to receive payments only to the extent that a specified index exceeds a predetermined interest rate. The purchaser of an interest floor is entitled to receive payments only to the extent that a specified index is below a predetermined interest rate.  A collar effectively combines a cap and a floor so that the purchaser receives payments only when market interest rates are within a specified range of interest rates.

The use of these transactions is a highly specialized activity that involves investment techniques and risks that are different from those associated with ordinary portfolio securities transactions.  If Lord Abbett is incorrect in that its forecasts of the interest rates, currency exchange rates or market values or its assessments of the credit risks, relevant to these transactions that it enters, the investment performance of the Funds may be less favorable than it would have been if a Fund had not entered into them.  Because these arrangements are bilateral agreements between the Funds and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.  A Fund’s obligations under swap agreements generally are collateralized by cash or government securities based on the amount by which the value of the payments that a Fund is required to pay exceed the value of the payments that its counterparty is required to make.  The Funds segregate liquid assets equal to any difference between that excess and the amount of collateral that it is required to provide.  Conversely, a Fund requires its counterparties to provide collateral on a comparable basis except in those instances in which Lord Abbett is satisfied with the claims paying ability of the counterparty without such collateral.

Temporary Defensive Investments.  As described in the Prospectus, each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed income securities to take a defensive position.  These securities include:

•      U.S. Government Securities

•      Commercial paper.  Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.  Commercial paper is issued in bearer form with maturities generally not exceeding nine months.  Commercial paper obligations may include variable amount master demand notes.

•      Bank certificates of deposit and time deposits.  Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan.  They are issued for a definite period of time and earn a specified rate of return.

•      Bankers’ acceptances.  Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer.  These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity.  They are primarily used to finance the import, export, transfer or storage of goods.  They are “accepted” when a bank guarantees their payment at maturity.

•      Repurchase agreements.

•      Comparable foreign fixed income securities.

When-Issued or Forward Transactions.  Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities)

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marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities.  At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Policies and Procedures Governing Disclosure of Portfolio Holdings.  The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis.  Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand.  Except as noted below, the Funds do not provide the Funds’ portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.LordAbbett.com or otherwise. The exceptions are as follows:

1.     The Funds may provide their portfolio holdings to (a) third parties that render services to the Funds relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Funds, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Funds one day following each calendar period-end.  The Funds may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Funds;

2.     The Funds may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period; and

3.     The Funds may provide their portfolio holdings or related information under other circumstances subject to the authorization of the Fund’s officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of their portfolio holdings to a third party in advance of making them available to the general public, the Funds obtain assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Funds related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Funds and/or their investment strategies, or for similar purposes.  The sole exception relates to the agreement with SG Constellation, LLC (“SGC”), the provider of financing for the distribution of the Funds’ Class B shares. The fees payable to SGC are based in part on the value of the Funds’ portfolio securities.  In order to reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Funds) and may engage in certain hedging transactions based on the information.  However, SGC will not engage in transactions based solely on the Funds’ portfolio holdings. In addition, and also in the case of other portfolio-related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of each Fund approves these arrangements subject to the Board’s review and oversight, and Lord Abbett provides reports at least annually to the Board concerning them. The Board also reviews the Funds’ policies and procedures governing these arrangements on an annual basis.  These policies and procedures may be modified at any time with the approval of the Board.

Neither the Funds, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Funds related to the Funds’ portfolio holdings.  For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Funds. Neither the Funds, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Funds or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons as an inducement to receive the Fund’s

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portfolio holdings.

In addition to the foregoing, Lord Abbett provides investment advice to clients other than the Funds that have investment objectives and requirements that may be substantially similar to the Funds’.  Such clients also may have portfolios consisting of holdings substantially similar to the Funds’ holdings.  Such clients may periodically receive portfolio holdings and other related information relative to their investment advisory arrangement with Lord Abbett in the regular course of such arrangement.  It is possible that any such client could trade ahead of or against the Funds based on the information such client receives in connection with its investment advisory arrangement with Lord Abbett.  In addition, Lord Abbett’s investment advice to any client may be deemed to create a conflict of interest relative to other clients to the extent that it is possible that any client could trade against the interests of other clients based on Lord Abbett’s investment advice. To address this potential conflict, Lord Abbett has implemented procedures governing its provision of impersonal advice that are designed to (i) avoid communication of Lord Abbett’s intent or recommendations with respect to discretionary advice clients, and (ii) monitor the trading of impersonal advice clients to assess the likelihood of any adverse effects on discretionary advice clients.

 Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund Portfolio Information Recipients.  Attached as Appendix A is a list of the third parties that are eligible to receive portfolio holdings information pursuant to ongoing arrangements under the circumstances described above.

3.

Management of the Funds

The Board is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware.  The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board.  As discussed in the Funds’ Annual Report to Shareholders, the Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.  Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Trust’s investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are “interested persons” of the Trust as defined in the Act.  Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993; Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

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Independent Trustees

The following independent or outside Trustees (“Independent Trustees”) are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994

Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 – 1997).

Currently serves as director of Crane Co. and Huttig Building Products Inc.
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).

Currently serves as director of WellPoint, Inc. and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001

Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).

Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979-1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

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James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

Officers

None of the officers listed below have received compensation from the Trust.  All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1993	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Sholom Dinsky (1944)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2000.

Robert P. Fetch (1953)	Executive Vice President	Elected in 1999	Partner and Senior Investment Manager, joined Lord Abbett in 1995.

Kenneth G. Fuller (1945)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2002; formerly Portfolio Manager and Senior Vice President at Pioneer Investment Management, Inc.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2005	Partner and Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Howard E. Hansen (1961)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 1995.

Gerard S. E. Heffernan, Jr. (1963)	Executive Vice President	Elected in 1999	Partner and Investment Manager, joined Lord Abbett in 1998.

Todd D. Jacobson (1966)	Executive Vice President	Elected in 2003

Investment Manager, joined Lord Abbett in 2003; formerly Director and Portfolio Manager at Warburg Pincus Asset Management and Credit Suisse Asset Management (2002 – 2003); prior thereto Associate Portfolio Manager of Credit Suisse Asset Management.

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Vincent J. McBride (1964)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2003; formerly Managing Director and Portfolio Manager at Warburg Pincus Asset Management and Credit Suisse Asset Management (1994-2003).

F. Thomas O’Halloran (1955)	Executive Vice President	Elected in 2003	Partner and Investment Manager, joined Lord Abbett in 2001.

Eli M. Salzmann (1964)	Executive Vice President	Elected in 2003	Partner and Director of Institutional Equity Investments, joined Lord Abbett in 1997.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner, Investment Manager and Director, International Core Equity Investments, joined Lord Abbett in 2003; Financial Industry Consultant for venture capitalist (2001 – 2003).

Christopher J. Towle (1957)	Executive Vice President	Elected in 2005	Partner and Director of High Yield & Convertible Management, joined Lord Abbett in 1987.

Yarek Aranowicz (1963)	Vice President	Elected in 2004	Investment Manager, joined Lord Abbett in 2003; formerly Vice President, Head of Global Emerging Markets Funds of Warburg Pincus Asset Management and Credit Suisse Asset Management (1998-2003).

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

David G. Builder (1954)	Vice President	Elected in 2001	Equity Analyst, joined Lord Abbett in 1998.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005

Deputy General Counsel, joined Lord Abbett in 2004; prior thereto Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002-2003); attorney at Dechert LLP (2000-2002).

Anthony W. Hipple (1964)	Vice President	Elected in 2006	Senior Research Analyst, joined Lord Abbett in 2002; formerly Senior Analyst, Piper Jaffray Asset Management (2000 - 2002).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

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Charles P. Massare (1948)	Vice President	Elected in 2005	Partner and Director of Quantitative Research & Risk Management, joined Lord Abbett in 1998.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1993	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Todor Petrov (1974)	Vice President	Elected in 2003	Investment Manager, joined Lord Abbett in 2003; formerly Associate Portfolio Manager of Credit Suisse Asset Management (1999-2003).

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2000	Assistant General Counsel, joined Lord Abbett in 1999.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007; formerly, Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Committees

The standing committees of the Board are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee, and the Contracts Committee.

The Audit Committee is composed wholly of Trustees who are not “interested persons” of the Funds.  The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs and Tullis.  The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of each Fund’s financial reports.  Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of each Fund’s independent registered public accounting firm and considering violations of the Funds’ Code of Ethics to determine what action should be taken.  The Audit Committee meets quarterly and during the past fiscal year met five times.

The Proxy Committee is composed of at least two Trustees who are not “interested persons” of the Funds, and also may include one or more Trustees who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three Independent Trustees: Messrs. Bush and Neff and Ms. Hill. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.  During the past fiscal year, the Proxy Committee met twice.

The Nominating and Governance Committee is composed of all the Trustees who are not “interested persons” of the Funds.  Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation.  During the past fiscal year, the Nominating and Governance Committee met four times.   The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Funds’ shareholders to serve as an Independent Trustee.  A shareholder who would like to recommend a candidate may write to the Funds.

The Contracts Committee consists of all Trustees who are not “interested persons” of the Funds.  The Contracts Committee conducts much of the factual inquiry undertaken by the Trustees in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor.  The Contracts Committee held one formal meeting during the last fiscal year; in addition, members of the Committee

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conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

Compensation Disclosure

The following table summarizes the compensation for each of the directors/trustees of the Trust and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Trust for Independent Trustees.  The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of the director/trustee.  No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

Name of Trustee	For the Fiscal Year Ended October 31, 2006 Aggregate Compensation Accrued by the Trust(1)	For Year Ended December 31, 2006 Total Compensation Paid by the Trust and Thirteen Other Lord Abbett-Sponsored Funds(2)

E. Thayer Bigelow	$14,095	$201,877
William H.T. Bush	$13,126	$187,877
Robert B. Calhoun, Jr.	$15,653	$209,877
Julie A. Hill	$13,325	$191,877
Franklin W. Hobbs	$13,332	$191,877
C. Alan MacDonald*	$4,825	$41,585
Thomas J. Neff	$12,699	$185,877
James L.L. Tullis**	$8,928	$152,748

* Mr. MacDonald retired effective March 31, 2006

** Mr. Tullis became a Trustee of the Trust and a director/trustee of each of the other Lord Abbett-sponsored funds (except the Large Cap Growth Fund) as of March 23, 2006. He became a trustee of the Large Cap Growth Fund as of December 18, 2006.

(1)   Independent Trustees’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund.  A portion of the fees payable by the Trust to its Independent Trustees may be deferred at the option of a Trustee under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of a Fund for later distribution to the Trustees.  In addition, $25,000 of each Trustee’s retainer must be deferred and is deemed invested in shares of the Funds and other Lord Abbett-sponsored funds under the equity-based plan.  Of the amounts shown in the second column, the total deferred amounts for the Trustees are $1,845, $2,990, $15,653, $4,937, $13,332, $725, $12,699, and $4,938 respectively.

(2)   The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2006, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Trustee in the Funds and other Lord Abbett-sponsored funds as of December 31, 2006.  The amounts shown include deferred compensation to the Trustees deemed invested in fund shares.  The amounts ultimately received by the Trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

Dollar Range of Equity Securities in the Funds
Name of Trustee	Alpha Strategy Fund	All Value Fund	International Core Equity Fund

Robert S. Dow	Over $100,000	Over $100,000	Over $100,000
Daria L. Foster*	$10,001-$50,000	Over $100,000	Over $100,000
E. Thayer Bigelow	$1-$10,000	$10,001-$50,000	$1-$10,000
William H. T. Bush	$1-$10,000	$1-$10,000	$1-$10,000
Robert B. Calhoun, Jr.	$1-$10,000	$10,001-$50,000	$1-$10,000
Julie A. Hill	$1-$10,000	$10,001-$50,000	$1-$10,000
Franklin W. Hobbs	$1-$10,000	$10,001-$50,000	$1-$10,000
C. Alan MacDonald**	$1-$10,000	$10,001-$50,000	$1-$10,000
Thomas J. Neff	$1-$10,000	$50,001-$100,000	$1-$10,000
James L.L. Tullis***	$1-$10,000	$1-$10,000	$1-$10,000

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Dollar Range of Equity Securities in the Funds
Name of Trustee	International Opportunities Fund	Large-Cap Value Fund	Value Opportunities Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds

Robert S. Dow	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Daria L. Foster*	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000
E. Thayer Bigelow	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
William H. T. Bush	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
Robert B. Calhoun, Jr.	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
Julie A. Hill	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
Franklin W. Hobbs	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
C. Alan MacDonald**	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
Thomas J. Neff	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
James L.L. Tullis***	$1-$10,000	$1-$10,000	$1-$10,000	$50,001-$100,000

*Ms. Foster became a Trustee of the Trust as of September 14, 2006.

**Mr. MacDonald retired effective March 31, 2006.

***Mr. Tullis became a Trustee of the Trust and a director/trustee of each of the other Lord Abbett-sponsored funds (except the Large Cap Growth Fund) as of March 23, 2006. He became a trustee of the Large Cap Growth Fund as of December 18, 2006.

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts.  In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Trust’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing.  Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) profiting on trades of the same security within 60 days, (3) trading on material and non-public information, and (4) engaging in market timing activities with respect to the Lord Abbett sponsored funds.  The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

Proxy Voting

The Funds have delegated proxy voting responsibilities to the Funds’ investment adviser, Lord Abbett, subject to the Proxy Committee’s general oversight.  Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett’s proxy voting policies and procedures is attached as Appendix B.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the twelve months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available on the SEC’s website at www.sec.gov.  The Funds also have made this information available, without charge, on Lord Abbett’s website at www.LordAbbett.com.

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4.

Control Persons and Principal Holders of Securities

As of August 17, 2007, the Fund’s officers and trustees, as a group, owned less than 1% of each Fund’s outstanding Y shares. As of August 17, 2007, to the best of our knowledge, the following record holders held 5% or more of the specified class of such Fund’s outstanding Y shares:

All Value Fund - Class Y Shares

Lord Abbett Diversified Equity Strategy Fund	15.01%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Growth & Income	24.51%
Strategy Fund
90 Hudson St.
Jersey City, NJ 07302-3900

Northern Trust as Cust FBO
The Brookhill Foundation	32.26%
150 N. Wacker Dr Ste 1900
Chicago, IL 60606-1607

Alpha Strategy Fund - Class Y Shares

Lord Abbett Profit Sharing Plan	5.73%
55 W 26th St
New York, NY 10010-1017

International Core Equity - Class Y Shares

Lord Abbett Growth & Income Strategy Fund	31.74%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Balance Strategy Fund	60.39%
90 Hudson St.
Jersey City, NJ 07302-3900

International Opportunities Fund - Class Y Shares

Lord Abbett Alpha Strategy Fund	81.27%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Growth & Income	12.51%
Strategy Fund
90 Hudson St.
Jersey City, NJ 07302-3900

Large Cap Value Fund - Class Y Shares

Liz Claiborne Foundation	11.33%
1 Claiborne Avenue
North Bergen, NJ 07047

Bank of NY TTEE FBO VEBA Life	12.01%
1 Metrotech Ctr Fl 22
Brooklyn, NY 11201-3831

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Wells Fargo Bank NA FBO	34.27%
U of A FDN – Mutual Fund
PO Box 1533
Minneapolis, MN 55480

Wells Fargo Bank NA FBO	17.55%
U of A FDN – Restricted Mutual Fund
PO Box 1533
Minneapolis, MN 55480

Great American Assurance Co	6.09%
#1441 F.D. Roosevelt Avenue
San Juan, PR 0090-2717

Seguros Triple-S Inc	15.11%
#1441 F.D. Roosevelt Avenue
San Juan, PR 0090-2717

Value Opportunities Fund – Class Y Shares

Lord Abbett Alpha Strategy Fund	61.76%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Diversified Equity Strategy Fund	11.70%
90 Hudson St.
Jersey City, NJ 07302-3900

Lord Abbett Growth & Income	13.39%
Strategy Fund
90 Hudson St.
Jersey City, NJ 07302-3900

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.  As of August 17, 2007, to the best of our knowledge, the following record holder held 25% or more the Funds’ outstanding shares:

Edward Jones & Co.	All Value Fund	40.74%
Shareholder Accounting	International Core Equity Fund	43.00%
201 Progress Pkwy
Maryland Hts, MO

Lord Abbett Alpha Strategy Fund	International Opportunities Fund	26.76%
90 Hudson St.
Jersey City, NJ 07302

5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management” in the Prospectus, Lord Abbett is the Funds’ investment adviser.  The following partners of Lord Abbett are also officers of the Funds:  Joan A. Binstock, Sholom Dinsky, Robert P. Fetch, Kenneth G. Fuller, Robert I. Gerber, Howard E. Hansen, Gerard Heffernan, Lawrence H. Kaplan, Charles Massare, Jr., Vincent McBride, A. Edward Oberhaus, III, F. Thomas O’Halloran, Eli M. Salzmann, Harold Sharon, and Christopher J. Towle. Robert S. Dow and Daria L. Foster are partners of Lord Abbett and officers and trustees of the Fund and Trustees of the Trust. The other partners of Lord Abbett are: Robert Ball, Bruce Bartlett, Michael Brooks, Zane E. Brown, Patrick

26

Browne, John Corr, John J. DiChiaro, Milton Ezrati, Daniel Frascarelli, Michael S. Goldstein, Michael A. Grant,  Charles Hofer, Cinda Hughes, Ellen G. Itskovitz, Jerald Lanzotti, Richard Larsen, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Paul McNamara, Robert J. Noelke, R. Mark Pennington, Walter Prahl, Michael Radziemski, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Jarrod Sohosky, Diane Tornejal, Edward von der Linde, and Marion Zapolin.  The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Trust, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month.  These management fees are allocated among the separate classes based on each Fund’s average daily net assets.  The annual rates for each Fund are calculated as follows:

•                  For All Value Fund:

0.75% on the first $200 million of average daily net assets;

0.65% on the next $300 million of average daily net assets; and

0.50% on the Fund’s average daily net assets over $500 million

•                  For allocating the Alpha Strategy Fund’s assets among the underlying funds:

0.10% of average daily net assets

•                  For International Core Equity Fund:

0.75% on the first $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund’s average daily net assets over $2 billion

•                  For International Opportunities Fund:

0.75% on the first $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund’s average daily net assets over $2 billion

•                  For Large Cap Value Fund:

0.40% on the first $2 billion of average daily net assets;

0.375% on the next $3 billion of average daily net assets; and

0.35% on the Fund’s average daily net assets over $5 billion

•                  For Value Opportunities Fund:

0.75% on the first $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund’s average daily net assets over $2 billion

For the fiscal years ended October 31, 2006, 2005, and 2004, the management fees payable to Lord Abbett for each Fund were as follows:

Management Fees

Fund	2006		2005	2004
All Value Fund	$15,335,811		$12,491,562	$7,794,331
Alpha Strategy Fund*	$254,237		$152,487	$327,809
International Core Equity Fund	$4,823,547		$1,266,749	$288,617	***
International Opportunities Fund	$2,181,922		$1,362,389	$1,151,880
Large Cap Value Fund	$202,093		$118,027	$39,896
Value Opportunities Fund	$218,339	**	—	—

* For the fiscal year ended October 31, 2006, Lord Abbett contractually agreed to waive its management fee.

** For the period 12/20/05 (commencement of investment operations) to 10/31/06.

***For the period 12/15/03 (commencement of investment operations) to 10/31/04.

For the period from November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to reimburse a portion of Alpha Strategy Fund’s expenses so that the Fund’s total annual operating expenses do not exceed an aggregate annual rate of 1.15% of average daily net assets for Class Y shares.

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For the period from November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to reimburse a portion of Large Cap Value Fund’s expenses so that the Fund’s total annual operating expenses do not exceed an aggregate annual rate of 0.60% of average daily net assets for Class Y shares.

For the period from November 1, 2006 through February 29, 2008, Lord Abbett has contractually agreed to reimburse a portion of Value Opportunities Fund’s expenses so that the Fund’s total annual operating expenses do not exceed an aggregate annual rate of 0.95% of average daily net assets for Class Y shares.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, Independent Trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Administrative Services

Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund.  Under the Agreement, each Fund, excluding Alpha Strategy Fund, pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of 0.04%.  This fee is allocated among the classes of shares of each Fund based on average daily net assets.

The administrative services fees paid to Lord Abbett for the Funds for the fiscal years ended October 31st are as follows:

Fund	2006		2005	2004
All Value Fund	$1,150,865		$923,319	$547,546
Alpha Strategy Fund*	—		—	$16,808
International Core Equity Fund	$257,256		$67,560	$15,393	**
International Opportunities Fund	$116,369		$72,661	$61,434
Large Cap Value Fund	$20,209		$11,803	$3,990
Value Opportunities Fund	$11,645	***	—	—

*	Effective 3/1/04, the Fund is no longer charged the fund administrative fee.
**	For the period 12/15/03 (commencement of investment operations) to 10/31/04.
***	For the period 12/20/05 (commencement of investment operations) to 10/31/06.

Investment Managers

As stated in the Prospectus, Lord Abbett uses a team of investment managers and analysts acting together to manage the investments of each Fund.

The Lord Abbett Asset Allocation Committee oversees and reviews the allocation and investment of the Alpha Strategy Fund’s assets in the underlying funds. The Asset Allocation Committee members are primarily and jointly responsible for the day-to-day management of the Fund.  The Asset Allocation Committee consists of Robert S. Dow, Robert I. Gerber, Christopher J. Towle, Harold E. Sharon, Charles Massare, and Robert P. Fetch.

Robert P. Fetch and Howard E. Hansen head the All Value Fund team and are primarily and jointly responsible for the day-to-day management of the Fund.

Harold E. Sharon and Vincent McBride head the International Core Equity Fund team and are primarily and jointly responsible for the day-to-day management of the Fund.

Todd D. Jacobson heads the International Opportunities Fund team and is primarily responsible for the day-to-day management of the Fund.

Eli M. Salzmann and Sholom Dinsky head the Large Cap Value Fund team and are primarily and jointly responsible for the day-to-day management of the Fund.

Robert P. Fetch heads the Value Opportunities Fund team and is primarily responsible for the day-to-day management of the Fund.

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The following table indicates for each Fund as of October 31, 2006 (or as of December 31, 2006, as noted below):  (1) the number of other accounts managed by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category.  For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account.  Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies.  The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles.  Lord Abbett does not manage any hedge funds.  The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett.  (The data shown below are approximate.)

Other Accounts Managed(1) (# and Total Assets)
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
All Value Fund	Robert P. Fetch	4 / $4,565.5	1 / $226.5	1,021* / $2,806.1*
	Howard E. Hansen	12 / $13,788.0	2 / $263.4	3,650** / $2,827.0**

Alpha Strategy Fund	Robert S. Dow(3)	4 / $1,861.6	0 / $0.0	0 / $0.0
	Robert I. Gerber	13 / $3,579.5	0 / $0.0	13018 / $5,549.2
	Harold E. Sharon	9 / $2,680.4	0 / $0.0	100 / $16.2
	Christopher J. Towle	14 / $13,758.5	3 / $1,161.5	4398 / $2,180.3
	Charles Massare	4 / $1,521.9	0 / $0.0	0 / $0.0
	Robert P. Fetch(3)	10 / $10,100.8	1 / $250.9	965 / $3,097.8

International Core Equity Fund	Harold E. Sharon	9 / $2,085.9	0 / $0.0	100 / $16.2
	Vincent J. McBride	2 / $135.2	0 / $0.0	100 / $16.2

International Opportunities Fund	Todd D. Jacobson	2 / $30.0	2 / $88.6	0 / $0.0

Large Cap Value Fund	Eli Salzmann	10 / $27,628.6	9 / $762.3	45,068*** / $18,644.4***
	Sholom Dinsky	10 / $27,628.6	9 / $762.3	45,068*** / $18,644.4***

Value Opportunities Fund	Robert P. Fetch (2)	5 / $7,851.1	1 / $230.8	1,010* / $2,878.8****

(1)	Total assets are in millions

(2)	Mr. Fetch recently became the head of the investment team of the Value Opportunities Fund; therefore these figures were calculated as of December 31, 2006.

(3)	Mr. Dow and Mr. Fetch recently became members of the investment team of the Alpha Strategy Fund; therefore these figures were calculated as of May 31, 2007.

*

Included in the number of accounts and total assets are 2 accounts with respect to which the management fee is based on the performance of the account; such accounts total approximately $570.5 million in assets.

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**

Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $442.7 million in assets.

***

Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $251.2 million in assets.

****

Included in the number of accounts and total assets are 2 accounts with respect to which the management fee is based on the performance of the account; such accounts total approximately $543.2 million in assets.

Conflicts of interest may arise in connection with the investment managers’ management of the investments of the Funds and the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objective and policies.  An investment manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of that Fund.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Funds.  Moreover, Lord Abbett’s Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers’ management of the investments of the Funds and the investments of the other accounts referenced in the table above.

Compensation of Investment Managers.   Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions.  The level of compensation takes into account the investment manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors.  These factors include the investment manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors.  Investment results are evaluated based on an assessment of the investment manager’s three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the investment manager’s assets under management, the revenues generated by those assets, or the profitability of the investment manager’s unit.  Lord Abbett does not manage hedge funds.  Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to an investment manager’s profit-sharing account are based on a percentage of the investment manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Holdings of Investment Managers. The following table indicates for each Fund the dollar range of shares beneficially owned by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund, as of October 31, 2006 (or as December 31, 2006, as noted below).  This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.

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Dollar Range of Shares in the Fund
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
All Value Fund	Robert P. Fetch				X
	Howard E. Hansen					X

Alpha Strategy Fund	Robert S. Dow(2)							X
	Robert I. Gerber	X
	Harold E. Sharon	X
	Christopher J. Towle				X
	Charles Massare			X
	Robert P. Fetch(2)	X

International Core Equity Fund	Vincent J. McBride					X
	Harold E. Sharon					X

International Opportunities Fund	Todd D. Jacobson				X

Large Cap Value Fund	Eli Salzmann			X
	Sholom Dinsky			X

Value Opportunities Fund	Robert P. Fetch (1)						X

(1)          Mr. Fetch recently became the head of the investment team of the Value Opportunities Fund; therefore these figures were calculated as of December 31, 2006.

(2)          Mr. Dow and Mr. Fetch became members of the investment team of the Alpha Strategy Fund; therefore these figures were calculated as of May 31, 2007.

Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, is each Fund’s custodian.  The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income.  The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by a Fund in foreign countries and to hold cash and currencies for each Fund.  In accordance with the requirements of Rule 17f-5 under the Act, the Board has approved arrangements permitting each Fund’s foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund’s net asset value.

Transfer Agent

DST Systems, Inc. 210 West 10th St, Kansas City, MO 64106, serves as the transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement for the Funds.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of the Funds and must be approved at least annually by the Funds’ Board to continue in such capacity.  Deloitte & Touche LLP performs audit services for the Funds, including the examination of financial statements included in the Funds’ Annual Report to Shareholders.

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6.

Brokerage Allocations and Other Practices

It is Lord Abbett’s and the Funds’ policy to obtain best execution on all portfolio transactions, which means that Lord Abbett seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers’ services. Consistent with obtaining best execution, the Funds may pay, as described below, a higher commission than some brokers might charge on the same transaction. The policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, the Funds, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Normally, the selection of broker-dealers is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts — investment companies and other investment clients — managed by Lord Abbett. They are responsible for seeking best execution.

In transactions on stock exchanges in the United States, commissions are typically negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in the Funds’ portfolio usually will include a concession paid to the underwriter by the issuer, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The Funds pay a commission rate that Lord Abbett believes is appropriate to give maximum assurance that the Funds’ brokers will provide the Funds, on a continuing basis, with the highest level of brokerage services available. While Lord Abbett does not always seek the lowest possible commissions on particular trades, Lord Abbett believes that the commission rates paid by the Funds are in line with the rates that many other institutions pay. Lord Abbett’s traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers. Such services include showing the Funds trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability. The value of these services may be viewed in terms of either a particular transaction or multiple transactions on behalf of one or more accounts managed by Lord Abbett.

While neither Lord Abbett nor the Funds obtain third party research services from brokers executing portfolio transactions for the Funds, some of these brokers may provide proprietary research services, at least some of which are useful to Lord Abbett in its overall responsibilities with respect to the Funds and the other accounts Lord Abbett manages. In addition, Lord Abbett purchases third party research with its own funds. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.  Such services may be used by Lord Abbett in servicing all of its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of the Funds. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with its management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with its advisory services to such other accounts. Lord Abbett cannot allocate research services received from brokers to any particular account, research services are not a substitute for Lord Abbett’s services but are supplemental to its own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into its investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of proprietary research services from brokerage firms has not reduced Lord Abbett’s normal research activities, the expenses of Lord Abbett could be increased if it attempted to generate such additional information through its own staff.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

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Lord Abbett may seek to combine or “batch” purchases or sales of a particular security placed at or about the same time for similarly situated accounts, including the Funds, to facilitate “best execution” and to reduce other transaction costs, if relevant. Each account that participates in a particular batched order, including the Funds, will do so at the average share price for all transactions related to that order. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.

At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs it to use a particular broker for a trade (sometimes referred to as “directed accounts”), or when Lord Abbett is placing transactions for separately managed account programs (sometimes referred to as “wrap programs”).  When it does not batch purchases and sales, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which transactions are communicated to the trading desk or placed at or about the same time.  Generally, Lord Abbett will place trades first for transactions on behalf of the Lord Abbett funds and non-directed individually-managed institutional accounts, second for wrap programs, by program, and finally for directed accounts.

Total Brokerage Commissions Paid to Independent Broker-Dealers

The Funds total brokerage commissions on transactions of securities paid to independent broker dealers are as follows for the past three fiscal years:

Fund	2006		2005	2004

All Value Fund	$2,558,094		$2,703,781	$1,947,188
Alpha Strategy Fund	—		—	—
International Core Equity Fund	$5,921,888		$1,555,512	$577,586	*
International Opportunities Fund	$1,762,475		$781,220	$622,064
Large Cap Value Fund	$28,259		$25,997	$16,333
Value Opportunities Fund	$179,158	*	—	—

*For the period 12/15/03 (commencement of investment operations) to 10/31/04.

7.

Classes of Shares

Each Fund offers investors different classes of shares.  Only Class Y shares of each Fund are offered in this SAI.  The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.  You should read this section carefully to determine which class represents the best investment option for your particular situation.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses.  They are fully paid and nonassessable when issued and have no preemptive or conversion rights.  Additional classes, series, or funds may be added in the future.  The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter.  Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund.  However, Rule 18f-2 exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter, and the election of trustees from the separate voting

33

requirements.

The Trust does not hold meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act.  Under the Trust’s Declaration and Agreement of Trust (“Declaration”), shareholder meetings may be called at any time by certain officers of the Trust or by a majority of the Trustees (i) for the purpose of taking action upon any matter requiring the vote or authority of each Fund’s shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of each Fund’s outstanding shares and entitled to vote at the meeting.

Shareholder Liability.  Delaware law provides that the Trust’s shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations.  The courts of some states, however, may decline to apply Delaware law on this point.  The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust.  The Declaration provides for indemnification out of the Trust’s property of any shareholder or former shareholder held personally liable for the obligations of the Trust.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.  Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration statement.  In addition, the Trustees may, without shareholder vote, cause the Trust to be incorporated under Delaware law.

Derivative actions on behalf of the Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Trust.

8.

Purchases, Redemptions, Pricing, and Payments to Dealers

Information concerning how we value Fund shares is contained in the Prospectus under “Purchases” and “Redemptions”.

The Trust’s Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing.  Please see the Prospectus under “Purchases” for more information.

Under normal circumstances, we calculate each Fund’s net asset value as of the close of the NYSE on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation.  The NYSE is closed on Saturdays and Sundays and on days when it observes the following holidays — New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

Portfolio securities are valued at market value as of the close of the NYSE.  Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the OTC market if, that market more accurately reflects the market value of the bonds.  Unlisted equity securities are valued at the last transaction price, or if there were no transactions that day, at the mean between the last bid and asked prices.  OTC fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices.  Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board, as described in the Prospectus.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of regular trading on the London Stock Exchange.  If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board.

34

The net asset value per share for the Class Y shares is determined by taking the net assets of Class Y shares and dividing by the number of Class Y shares outstanding.  Our Class Y shares are offered at net asset value.

Class Y Share Exchanges.  The Prospectus briefly describes the Telephone Exchange Privilege.  You may exchange some or all of your Class Y shares for Class Y shares of any Lord Abbett-sponsored funds currently offering Class Y shares to the public.  You should read the prospectus of the other fund before exchanging.  In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.  We reserve the right to modify, restrict or reject any purchase order or exchange request if a Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders.  Each Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market.  We can revoke or modify the privilege for all shareholders upon 60 days’ written notice.

Redemptions.  A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order.  The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor.  See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the SEC deems an emergency to exist.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares.  Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts.  At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Purchases through Financial Intermediaries.  The Funds and/or Lord Abbett Distributor have authorized one or more agents to receive on its behalf purchase and redemption orders.  Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of a Fund or Lord Abbett Distributor.  A Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order.  The order will be priced at the Fund’s net asset value next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee.  A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries.  As described in each Fund’s Prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers.  Some of these payments may be referred to as revenue sharing payments.  As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Funds and/or other Lord Abbett Funds were as follows:

A.G. Edwards & Sons, Inc.

AIG SunAmerica Life Assurance Company

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

B.C. Ziegler and Company

Bodell Overcash Anderson & Co., Inc.

Cadaret, Grant & Co., Inc.

Citigroup Global Markets, Inc.

Edward D. Jones & Co., L.P.

Family Investors Company

First SunAmerica Life Insurance Company

Hartford Life and Annuity Insurance Company

Hartford Life Insurance Company

James I. Black & Co.

Janney Montgomery Scott

Linsco/Private Ledger Corp.

Mass Mutual Life Investors Services, Inc.

McDonald Investments Inc.

Merrill Lynch Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or certain of its affiliates)

MetLife Securities, Inc.

Morgan Stanley DW, Inc.

Nationwide Investment Services Corporation

PHL Variable Insurance Company

Phoenix Life and Annuity Company

Phoenix Life Insurance Company

Piper Jaffray & Co.

Protective Life Insurance Company

RBC Dain Rauscher

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

Sun Life Assurance Company of Canada

Sun Life Insurance and Annuity Company of New York

The Travelers Insurance Company

The Travelers Life and Annuity Company

UBS Financial Services Inc.

Wachovia Securities, LLC

35

For more specific information about any revenue sharing payments made to your Dealer, you should contact your investment professionals.  See “Financial Intermediary Compensation” in the Fund’s Prospectus for further information.

Thomas J. Neff, an Independent Trustee of the Fund, is a director of Hewitt Associates, Inc. and owns less than 0.01% of the outstanding shares of Hewitt Associates, Inc. Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.79 billion in revenue in fiscal 2006.  Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from the Fund and/or other Lord Abbett-sponsored funds.  In the twelve months ended October 31, 2006, Hewitt Associates LLC received recordkeeping payments totaling approximately $516,651 from all of the Lord Abbett-sponsored funds in the aggregate.

Redemptions in Kind.  Under circumstances in which it is deemed detrimental to the best interests of each Fund’s shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.  Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Funds

Each Fund has elected, qualified, and intends to continue to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”).  Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service.  If a Fund qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders.  If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level.  Assuming a Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year.  Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Each Fund intends to declare and pay as dividends each year substantially all of its net income from investments.  Dividends paid by a Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income; however, certain qualified dividend income that a Fund receives and distributes to individual shareholders may be subject to a reduced tax rate of 15% (5% if the shareholder is in the 10% or 15% tax brackets) if the shareholder meets the general requirement of having held his or her Fund shares for more than 60 days during a certain specified time period, and the shareholder satisfies certain other requirements.

Dividends paid by a Fund from its net realized long-term capital gains that are designated by the Fund as “capital gain dividends” are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares.  The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15%

36

(5% for taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year.  You should also be aware that the benefits of the long-term capital gains and qualified dividend rates may be reduced if you are subject to the alternative minimum tax.  Under current law, the reduced federal income tax rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.  All dividends are taxable regardless of whether they are received in cash or reinvested in Fund shares.

A Fund’s net capital losses for any year cannot be passed through to you but can be carried forward for a period of up to eight years to offset the Fund’s capital gains in those years.  To the extent capital gains are offset by such losses, they do not result in tax liability to a Fund and are not expected to be distributed to you as capital gain dividends.

Dividends paid by a Fund to corporate shareholders may qualify for the dividends-received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations.  If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends-received deduction.  The dividends-received deduction may be limited if you incur indebtedness to acquire Fund shares, and may result in reduction to the basis of your shares in a Fund if the dividend constitutes an extraordinary dividend at the Fund level.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares.  To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made.  However, a distribution declared as of a record date in October, November, or December of any year and paid during the following January is treated as received by shareholders on December 31 of the year in which it is declared.  Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

At the time of your purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or to undistributed taxable income of the Fund.  Consequently, subsequent distributions by a Fund with respect to these shares from such appreciation or income may be taxable to you even if the net asset value of your shares is, as a result of the distributions, reduced below your cost for such shares and the distributions economically represent a return of a portion of your investment.

Redemptions and exchanges generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares.  Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss.  However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of any capital gain dividends received with respect to such shares.  Losses on the sale of Fund shares may be disallowed if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares in the same Fund (including pursuant to reinvestment of dividends and/or capital gain distributions).

If your Fund shares are redeemed by a distribution of securities, you will be taxed as if you had received cash equal to the fair market value of the securities.  Consequently, you will have a fair market value basis in the securities.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single taxable year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.  A shareholder who fails to make the required disclosure may be subject to substantial penalties.

37

Certain investment practices that a Fund may utilize, such as investing in options, futures, forward contracts, short sales, swaps, foreign currency, or foreign entities classified as “passive foreign investment companies” for U.S. tax purposes, may affect the amount, character, and timing of the recognition of gains and losses by the Fund.  Such transactions may in turn affect the amount and character of Fund distributions to you.

A Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.  You may be eligible to claim federal income tax credits or deductions for foreign income taxes paid by the International Core Equity Fund or the International Opportunities Fund if more than 50 percent of the value of the Fund’s total assets at the close of the tax year consists of stock or securities in foreign corporations,  the Fund has distributed at least 90 percent of its investment company taxable income and net tax-exempt interest, and the Fund makes an election to pass through to you the right to take the credit or deduction for foreign taxes (not in excess of the actual tax liability).  If the Fund makes such an election, you will be required to include such taxes in your gross income (in addition to dividends and distributions you actually receive), treat such taxes as foreign taxes paid by you, and may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code.  However, if you do not itemize deductions for federal income tax purposes, you will not be able to deduct your pro rata portion of qualified foreign taxes paid by the Fund, although you will be required to include your share of such taxes in gross income if the Fund makes the election described above, but you will still be able to claim a tax credit.  Solely for purposes of determining the amount of federal income tax credits or deductions for foreign income taxes paid, your distributive share of the foreign taxes paid by the Fund plus the portion of any dividends the Fund pays to you that are derived from foreign sources will be treated as income from foreign sources in your hands.  Generally, however, distributions derived from the Fund’s long-term and short-term capital gains will not be treated as income from foreign sources.  If such an election is made, the Fund will send an annual written notice to you indicating the amount that you may treat as the proportionate share of foreign taxes paid and income derived from foreign sources.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemptions (“backup withholding”).  Generally, you will be subject to backup withholding if a Fund does not have your certified Social Security Number or other taxpayer identification number on file, or, to the Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income.  When establishing an account, you must certify under penalties of perjury that your Social Security Number or other taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to shareholders who are subject to U.S. federal income tax, hold their shares as capital assets, and are U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts).  The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity.  Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on amounts treated as ordinary dividends from a Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund for taxable years of the Fund commencing prior to January 1, 2008, only if the Fund chooses to make a specific designation relating to such dividends), and the applicability of U.S. gift and estate taxes.  While none of the Funds expects Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests.  In such case, a non-U.S. shareholder may be required to file a U.S. federal income tax return to report such gain and may be subject to U.S. federal withholding tax.  Non-U.S. shareholders should consult their own tax advisers on these matters.

38

Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, local and foreign tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds.  The Trust has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

11.

Financial Statements

The financial statements incorporated herein by reference from the Funds’ 2006 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Unaudited financial statements for the six months ended June 30, 2007 appear in the 2007 Semiannual Report to Shareholders and are incorporated herein by reference.

39

APPENDIX A

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Investment Policies – Policies and Procedures Governing Disclosure of Portfolio Holdings:

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

ABN-AMRO Asset Management		Monthly
ACS HR Solutions (Formerly Mellon Employee Benefit Solutions)		Monthly
ADP Retirement Services		Monthly
AG Edwards		Monthly
AIG SunAmerica		Monthly
Allstate Life Insurance Company		Monthly
Alpha Investment Consulting Group LLC		Monthly
Ameriprise (Formerly American Express Retirement Services)		Monthly
American United Life Insurance Company		Monthly
AMG Data Services		Monthly
Amivest Capital Management		Monthly
Amvescap Retirement		Monthly
AON Consulting		Monthly
Asset Performance Partners		Monthly
Asset Strategies Portfolio Services, Inc.		Monthly
AXA Financial Services		Monthly
B. Riley & Company, Inc.		Monthly
Bank of America Corporation		Monthly
Bank of America Securities		Monthly
Bank of New York		Monthly
Bank of Oklahoma		Monthly
Bank One		Monthly
B.C. Ziegler		Monthly
Bear Stearns & Company, Inc.		Monthly
Becker, Burke Associates	Monthly	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Bellwether Consulting		Monthly
Berthel Schutter	Monthly	Monthly
Bloomberg L.P.	Daily
Branch Bank and Trust		Monthly
Brown Brothers Harriman		Monthly
Buck Consultants, Inc.		Monthly
Callan Associates Inc.	Monthly	Monthly
Cambridge Associates LLC		Monthly
Cambridge Financial Services		Monthly
Charles Schwab & Co		Monthly
Chicago Trust Company		Monthly
CIBC Oppenheimer		Monthly

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Citigroup/The Yield Book, Inc.	Daily
CitiStreet Retirement Services		Monthly
CJS Securities, Inc.	Daily	Monthly
CL King & Associates	Monthly	Monthly
Clark Consulting		Monthly
Columbia Funds		Monthly
Columbia Management Group		Monthly
Columbia Trust Company		Monthly
Concord Advisory Group Ltd.	Monthly	Monthly
Consulting Services Group, LP		Monthly
Copic Financial		Monthly
CPI Qualified Plan Consultants		Monthly
CRA RogersCasey	Monthly	Monthly
Credit Suisse		Monthly
Curcio Webb	Monthly	Monthly
D.A. Davidson		Monthly
Dahab Assoc.		Monthly
Daily Access		Monthly
Defined Contribution Advisors, Inc.		Monthly
Delaware Investment Advisors		Monthly
Deloitte & Touche LLP	Annually
Demarche Associates, Inc.		Monthly
DiMeo Schneider & Associates		Monthly
Directed Services, Inc.		Monthly
Disabato Associates, Inc.		Monthly
Diversified Investment Advisors, Inc.		Monthly
Dover Consulting		Monthly
EAI		Monthly
Edward Jones		Monthly
Ennis, Knupp & Associates		Monthly
Evaluations Associates, Inc.	Monthly
Factset Research Systems, Inc.	Daily
Federated Investors		Monthly
Fidelity Capital Technology		Daily
Fifth Third Bank		Monthly
First Mercantile Trust Co.		Monthly
FleetBoston Financial Corp.		Monthly
Franklin Templeton		Monthly
Freedom One Investment Advisors		Monthly
Freedom One Financial Group	Monthly
Frost Bank		Monthly
Fuji Investment Management Co., Ltd.		Monthly
Fund Evaluation Group, Inc.		Monthly
Goldman Sachs & Co.		Monthly
Great West Life and Annuity Insurance Company		Monthly
Greenwich Associates		Monthly

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Guardian Life Insurance		Monthly
Hartford Life Insurance Company		Monthly
Hartland & Co.		Monthly
Hewitt Financial Services, LLC		Monthly
Hewitt Investment Group		Monthly
Highland Consulting Associates, Inc.		Monthly
Hoefer and Arnett, Inc.		Monthly
Holbien Associates, Inc.		Monthly
Horace Mann Life Insurance Company		Monthly
HSBC		Monthly
ICMA Retirement Corp.		Monthly
Institutional Shareholder Services, Inc.	Monthly	Monthly
Interactive Data Corporation (pricing vendor)		Daily
Intuit		Monthly
INVESCO Retirement Services		Monthly
Invesmart		Monthly
Investment Consulting Services, LLC		Monthly
Invivia		Monthly
Iron Capital Advisors		Monthly
Janney Montgomery Scott LLC		Monthly
Jefferson National Life Insurance Company		Monthly
Jeffrey Slocum & Associates, Inc.	Monthly	Monthly
Jeffries & Co., Inc.	Monthly	Monthly
JP Morgan Fleming Asset Management		Monthly
JP Morgan Investment Management		Monthly
JP Morgan Securities, Inc.		Monthly
Kaufman Brothers, LP		Monthly
Keybanc Capital Markets		Monthly
Kirkpatrick & Lockhart LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
Kmotion, Inc.	Monthly
Knight Equity Markets, LP		Monthly
LCG Associates, Inc.		Monthly
Legacy Strategic Asset Mgmt. Co.		Monthly
Legg Mason		Monthly
Lincoln Financial		Monthly
LPL Financial Services		Monthly
MacGregor Group, Inc.	Upon Request
Manulife Financial		Monthly
Marco Consulting Group	Monthly	Monthly
Marquette Associates, Inc.		Monthly
MassMutual Financial Group		Monthly
McDonald		Monthly
Meketa Investment Group		Monthly
Mellon Human Resources & Investor Solutions		Monthly
Mercer HR Services		Monthly

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Mercer Investment Consulting		Monthly
Merrill Corporation LLC	As Needed	Monthly
Merrill Lynch		Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
MetLife		Monthly
MetLife Investors		Monthly
MFS Retirement Services, Inc.		Monthly
MFS/Sun Life Financial Distributors, Inc.		Monthly
Midland National Life		Monthly
M & I Investment Management Corporation		Monthly
Milliman & Robertson Inc.		Monthly
Minnesota Life Insurance Company		Monthly
ML Benefits & Investment Solutions		Monthly
Monroe Vos Consulting Group, Inc.		Monthly
Morgan Keegan		Monthly
Morgan Stanley Dean Witter		Monthly
MorganStanley		Monthly
Morningstar Associates, Inc.		Monthly
Morningstar, Inc.		Monthly
Natexis Bleichroeder, Inc.	Upon Request	Monthly
National City Bank		Monthly
Nationwide Financial		Monthly
NCCI Holdings, Inc.		Monthly
New England Pension Consultants		Monthly
The Newport Group		Monthly
Newport Retirement Services, Inc.		Monthly
New York Life Investment Management		Monthly
Nock, Inc.	Daily
Nordstrom Pension Consulting		Monthly
NY Life Insurance Company		Monthly
Oxford Associates		Monthly
Palmer & Cay Investment Services		Monthly
Paul L. Nelson & Associates		Monthly
Pension Consultants, Inc.		Monthly
PFE Group		Monthly
PFM Group		Monthly
PFPC, Inc.		Monthly
Phoenix Life Insurance Company		Monthly
Pierce Park Group		Monthly
Piper Jaffray/ USBancorp		Monthly
Piper Jaffray & Co.		Monthly
PNC Advisors		Monthly
Portfolio Evaluations, Inc.		Monthly
Princeton Financial Systems, Inc.	Upon Request
Princeton Retirement Group, Inc.		Monthly
Principal Financial		Monthly

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Protective Life Corporation		Monthly
Prudential Financial		Monthly
Prudential Investments		Monthly
Prudential Securities, Inc.		Monthly
Putnam Fiduciary Trust Company (Mercer HR)	Monthly
Putnam Investments		Monthly
Quant Consulting		Monthly
R.V. Kuhns & Associates, Inc.		Monthly
Raymond James & Associates		Monthly
Raymond James Financial, Inc.		Monthly
RBC Capital Markets	Upon Request
RBC Dain Rauscher		Monthly
Robert W. Baird, Inc.	Upon Request	Monthly
Rocaton Investment Advisors, LLC	Monthly	Monthly
Ron Blue & Co.		Monthly
Roszel Advisors, LLC		Monthly
Russell Investment Group		Monthly
Scudder Investments		Monthly
Segal Advisors		Monthly
SEI Investment		Monthly
SG Constellation LLC	Upon Request	Monthly
Shields Associates		Monthly
Sidoti & Company, LLC	Upon Request	Monthly
Smith Barney		Monthly
Spagnola-Cosack, Inc.		Monthly
Standard & Poor’s		Monthly
Stanton Group		Monthly
State Street Bank & Trust Co.	Monthly	Monthly
Stearne, Agee & Leach		Monthly
Stephen’s, Inc.		Monthly
Stifel Nicolaus		Monthly
Strategic Advisers, Inc.	Monthly
Strategic Investment Solutions		Monthly
Stratford Advisory Group, Inc.		Monthly
Summit Strategies Group		Monthly
Sungard Expert Solutions, Inc.	Daily
Sun Life Financial Distributors, Inc.		Monthly
T. Rowe Price Associates, Inc.		Monthly
TD Asset Management		Monthly
The 401k Company		Monthly
The Carmack Group, Inc.		Monthly
The Managers Fund		Monthly
The Robbins Group, LLC		Monthly
The Vanguard Group		Monthly
Thomas Weisel Partners, Group		Monthly
TIAA-CREF Individual & Institutional Services, LLC		Monthly

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Towers Perrin		Monthly
Transamerica Retirement Services		Monthly
Travelers Life & Annuity Company		Monthly
UBS- Prime Consulting Group		Monthly
UMB Bank		Monthly
Union Bank of California		Monthly
US Bank		Monthly
USI Retirement		Monthly
Valic		Monthly
Vanguard		Monthly
Victory Capital Management		Monthly
Vestek Systems, Inc.	Monthly
Wachovia Bank		Monthly
Wachovia Capital Markets, LLC		Monthly
Wall Street Source	Daily
Watson Wyatt Worldwide	Monthly	Monthly
Welch Hornsby		Monthly
Wells Fargo		Monthly
William Blair & Co.		Monthly
William M. Mercer Consulting Inc.		Monthly
William O’Neil		Monthly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request
Wilshire Associates Incorporated		Monthly
Wyatt Investment Consulting, Inc.		Monthly
Yanni Partners		Monthly

* Each Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Fund within one day following each calendar period-end.

** Each Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period-end.

APPENDIX B

April 26, 2007

LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process.  Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Chief Administrative Officer for the Investment Department, the Firm’s Chief Investment Officer and its General Counsel.  Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies.  In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system.  Lord Abbett has retained Institutional Shareholder Services (“ISS”) to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Lord Abbett is a privately-held firm, and we conduct only one business:  we manage the investment portfolios of our clients.  We are not part of a larger group of companies conducting diverse financial operations.  We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited.  Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”.  If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS.  If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1.  Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”).  If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.

The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2.  Lord Abbett has a Significant Business Relationship with a Company.

Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”).  A “significant business relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total (i.e., gross) dollar amount of shares sold for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Separately Managed Account business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of ISS.

SUMMARY OF PROXY VOTING GUIDELINES

Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals.  This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors

Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors.  However, votes on director nominees are made on a case-by- case basis.  Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company.  We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.  We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.

There are some actions by directors that may result in votes being withheld.  These actions include:

1)                                      Attending less than 75% of board and committee meetings without a valid excuse.

2)                                      Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

3)                                      Failing to act on takeover offers where a majority of shareholders tendered their shares.

4)                                      Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

5)                                      Failing to replace management as appropriate.

We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal.  We also will generally approve proposals to elect directors annually.  The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis.  The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board.  Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

Incentive Compensation Plans

We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case-by-case basis.  We use ISS for guidance on appropriate compensation ranges for various industries and company sizes.  In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

1)                                      The stock’s volatility, to ensure the stock price will not be back in the money over the near term.

2)                                      Management’s rationale for why the repricing is necessary.

3)                                      The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

4)                                      Other factors, such as the number of participants, term of option, and the value for value exchange.

In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans.  Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

Shareholder Rights

Cumulative Voting

We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

There are both advantages and disadvantages to a confidential ballot.   Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee.  A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions.  Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

Takeover Issues

Votes on mergers and acquisitions must be considered on a case-by-case basis.  The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights.  It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions.  We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock.  Restructuring proposals will also be evaluated on a case-by-case basis following the same guidelines as those used for mergers.

Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1)                                      Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2)             Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3)             Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval.  However, we look at these proposals on a case-by-case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals.  We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4)             “Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan.  These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote.  To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

•                  Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

•                  No dead-hand or no-hand pills.

•                  Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

•                  Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

Social Issues

It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings.  We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

LORD ABBETT SECURITIES TRUST

PART C
OTHER INFORMATION

This Post-Effective Amendment No. 54 does not pertain to the Micro-Cap Growth Fund and Micro-Cap Value Fund, both the A and Y share Prospectus.

Item 23.                            Exhibits

a.               Declaration and Agreement of Trust.  Incorporated by reference to Post-Effective Amendment No. 19 filed on February 27, 1998.

(i)                    Amendment to Declaration and Agreement of Trust (Lord Abbett Large-Cap Value Fund). Incorporated by reference to Post-Effective Amendment No. 41 filed on June 26, 2003.

(ii)                 Amendment to Declaration and Agreement of Trust (Lord Abbett International Core Equity Fund).  Incorporated by reference to Post-Effective Amendment No. 43 filed on December 12, 2003.

(iii)              Amendment to Declaration and Agreement of Trust (Lord Abbett International Opportunities Fund). Incorporated by reference to Post-Effective Amendment No. 44 filed on February 27, 2004.

(iv)             Amendment to Declaration and Agreement of Trust (Lord Abbett All Value Fund).  Incorporated by reference to Post-Effective Amendment No. 34 filed on March 1, 2001.

(v)                Amendments to Declaration and Agreement of Trust (Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund). Incorporated by reference to Post-Effective Amendment No. 44 filed on February 27, 2004.

(vi)             Amendment to Declaration and Agreement of Trust (Alpha Series – Class Y) incorporated by reference to Post-Effective Amendment No. 45 filed on August 19, 2004.

(vii)          Amendment to Declaration and Agreement of Trust (Value Opportunities Fund – Class A, B, C, P & Y. Incorporated by reference to Post-Effective Amendment No. 50 filed on December 20, 2005.

(viii)      Amendment to Declaration and Agreement of Trust dated July 26, 2007.  Filed herein.

(ix)             Amendment to Declaration and Agreement of Trust (Class Y to Class I shares) dated July 26, 2007. Filed herein.

b.              By-Laws.  Amended and Restated By-laws (4/20/2004) incorporated by reference to Post-Effective Amendment No. 45 filed on August 19, 2004.

c.               Instruments Defining Rights of Security Holders.  Not applicable.

d.              Investment Advisory Contracts.  Management Agreement incorporated by reference to Post-Effective Amendment No. 38 filed on December 26, 2002.

(i)                    Addendum to the Management Agreement (Lord Abbett Large-Cap Value Fund – dated June 30, 2003) incorporated by reference to Post-Effective Amendment No. 45 filed on August 19, 2004.

(ii)                 Addendum to the Management Agreement (Lord Abbett International Core Equity Fund – dated December 1, 2003).  Incorporated by reference to Post-Effective Amendment No. 43 filed on December 12, 2003.

(iii)              Addendum to the Management Agreement (Alpha Series) effective March 1, 2004 incorporated by reference to Post-Effective Amendment No. 45 filed on August 19, 2004.

(iv)             Management Fee Waiver Agreement (Alpha Series) dated November 1, 2004. Incorporated by reference to Post-Effective Amendment No. 51 filed on February 28, 2006.

(v)                Management Fee Waiver Agreement (Alpha Strategy) dated November 1, 2005. Incorporated by reference to Post-Effective Amendment No. 51 filed on February 28, 2006.

(vi)             Addendum to the Management Agreement (Lord Abbett International Opportunities Fund) dated November 1, 2005. Incorporated by reference to Post-Effective Amendment No. 51 filed on February 28, 2006.

(vii)          Addendum to the Management Agreement (Lord Abbett Value Opportunities Fund) dated December 20, 2005.  Incorporated by reference to Post-Effective Amendment No. 51 filed on February 28, 2006.

(viii)       Management Fee Waiver and Expense Reimbursement Agreement (Alpha Strategy) dated November 1, 2006. Incorporated by reference to Post-Effective Amendment No. 52 filed on February 28, 2007.

(ix)               Amended and Restated Expense Reimbursement Agreement dated September 14, 2007 for Micro-Cap Growth Fund, Micro-Cap Value Fund, Large-Cap Value Fund, and Value Opportunities Fund. Filed herein.

(x)                 Amended and Restated Management Fee Waiver and Expense Reimbursement Agreement dated September 14, 2007 for Alpha Strategy Fund.  Filed herein.

e.               Underwriting Contracts.  Distribution Agreement incorporated by reference to Post-Effective Amendment No. 34 filed on March 1, 2001.

f.                 Bonus or Profit Sharing Contracts.  Equity Based Plans for Non-Interested Person Directors and Trustees of Lord Abbett Funds.  Incorporated by reference to Post-Effective Amendment No. 34 filed on March 1, 2001.

g.              Custodian Agreements and updated Exhibit A dated June 29, 2006 including all amendments. Incorporated by reference to Post-Effective Amendment No. 52 filed on February 28, 2007.

h.              Other Material Contracts.

(i)                    Transfer Agency Agreement dated July 1, 2004, with all amendments. Incorporated by reference to Post-Effective Amendment No. 52 filed on February 28, 2007.

(ii)                 Administrative Services Agreement dated December 12, 2002 with amendments #1-9. Incorporated by reference to Post-Effective Amendment No. 51 filed on February 28, 2006.

(iii)              Amendment #10 of the Administrative Services Agreement. Incorporated by reference to Post-Effective Amendment No. 52 filed on February 28, 2007.

i.                  Legal Opinion.  Opinion of Wilmer Cutler Pickering Hale and Dorr LLP. Filed herein.

j.                  Other Opinion.  Consent of Deloitte & Touche LLP. Filed herein.

k.               Omitted Financial Statements. Incorporated by reference to the Registrant’s 2006 Annual Report to Shareholders on Form N-CSR filed on January 9, 2006 (Accession Number 0001047469-06-000285) and the 2007 Semiannual Report to Shareholders on Form N-CSR filed on May 7, 2007 (Accession Number 0001104659-07-052330).

l.                  Initial Capital Agreements.  Not applicable.

m.           Rule 12b-1 Plan.  Amended & Restated Joint Rule 12b-1 Distribution Plan and Agreement for Lord Abbett Family of Funds dated August 10, 2007 including updated Schedule A. Filed herein.

n.              Rule 18f-3 Plan.  Amended and Restated Plans as of August 10, 2007 pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 with updated Schedule A dated August 10, 2007. Filed herein.

o.              Not applicable.

p.              Code of Ethics dated October 24, 2006.  Incorporated by reference to Post-Effective Amendment No. 52 filed on February 28, 2007.

Item 24.                            Persons Controlled by or Under Common Control with the Fund.

None.

Item 25.                            Indemnification

The Registrant is a Delaware statutory trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant’s Declaration and Agreement of Trust at Section 4.3 relating to indemnification of trustees, officers, etc. states the following.

The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series.  No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.  In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.  All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual).  In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3.  The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c) a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.  The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a trustee, officer, or controlling person of  the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a trustees’ and officers’ errors and omissions liability insurance policy protecting trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as trustees or officers.  The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 26.                            Business and Other Connections of Investment Adviser

(a)          Adviser – Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC is the investment adviser of the Registrant and provides investment management services to the Lord Abbett Family of Funds and to various pension plans, institutions and individuals.  Lord Abbett Distributor LLC, a limited liability company, serves as its distributor and principal underwriter. The principal business address of each of these persons is c/o Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, NJ 07302-3973.

(b)         Partners:

The following are partners of Lord, Abbett & Co. LLC:  Robert Ball, Bruce Bartlett, Joan A. Binstock, Michael Brooks, Zane E. Brown, Patrick Browne, John Corr, John J. DiChiaro, Sholom Dinsky, Robert Dow, Milton Ezrati, Robert P. Fetch, Daria L. Foster, Daniel H. Frascarelli, Kenneth G. Fuller,  Robert I. Gerber, Michael S. Goldstein, Michael A. Grant, Howard E. Hansen, Gerard Heffernan, Jr., Charles Hofer, Cinda Hughes, Ellen G. Itskovitz, Lawrence H. Kaplan, Jerald Lanzotti, Richard Larsen, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Vincent J. McBride, Paul McNamara, Robert J. Noelke, A. Edward Oberhaus III, F. Thomas O’Halloran, R. Mark Pennington, Walter H. Prahl, Michael Radziemski, Eli M. Salzmann, Harold E. Sharon, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Jarrod Sohosky, Diane Tornejal, Christopher J. Towle, Edward K. von der Linde, and Marion Zapolin.

Item 27.                            Principal Underwriters

(a)          Lord Abbett Distributor LLC serves as the principal underwriter for the Registrant.  Lord Abbett Distributor LLC also serves as principal underwriter for the following Lord Abbett-sponsored funds:

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Large-Cap Growth Fund

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Series Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

(b)         Lord Abbett Distributor LLC is a wholly-owned subsidiary of Lord, Abbett & Co. LLC.  The principal officers of Lord Abbett Distributor LLC are:

Name and Principal	Positions and/or Offices with	Positions and Offices
Business Address *	Lord Abbett Distributor LLC	with Registrant

Robert S. Dow	Chief Executive Officer	Chairman and CEO
Lawrence H. Kaplan	General Counsel	Vice President & Secretary
Marion Zapolin	Chief Financial Officer	Not Applicable
John K. Forst	Deputy General Counsel	Vice President & Assistant Secretary
James W. Bernaiche	Chief Compliance Officer	Chief Compliance Officer

* Each officer has a principal business address of:  90 Hudson Street, Jersey City, New Jersey 07302

(c)          Not Applicable.

Item 28.                            Location of Accounts and Records

Registrant maintains the records required by Rules 31a-1(a) and (b) and 31a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), at its main office.

Lord, Abbett & Co. LLC maintains the records required by Rules 31a-1(f) and 31a-2(e) under the 1940 Act at its main office.

Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of Registrant’s Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3 under the 1940 Act.

Item 29.                            Management Services

None.

Item 30.                            Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey as of the 13th day of September, 2007.

LORD ABBETT SECURITIES TRUST

By:	/s/ Christina T. Simmons
Christina T. Simmons
Vice President & Assistant Secretary

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert S. Dow *	Chairman and Trustee	September 13, 2007
Robert S. Dow

/s/ Daria L. Foster*	President and Trustee	September 13, 2007
Daria L. Foster

/s/ E. Thayer Bigelow *	Trustee	September 13, 2007
E. Thayer Bigelow

/s/ William H. T. Bush*	Trustee	September 13, 2007
William H. T. Bush

/s/ Robert B. Calhoun, Jr.*	Trustee	September 13, 2007
Robert B. Calhoun, Jr.

/s/ Julie A. Hill*	Trustee	September 13, 2007
Julie A. Hill

/s/ Franklin W. Hobbs*	Trustee	September 13, 2007
Franklin W. Hobbs

/s/ Thomas J. Neff*	Trustee	September 13, 2007
Thomas J. Neff

/s/ James L.L. Tullis*	Trustee	September 13, 2007
James L.L. Tullis

* BY:	/s/ Christina T. Simmons
Christina T. Simmons
Attorney – in – Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, John K. Forst and Christina T. Simmons, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Chairman, CEO
/s/ Robert S. Dow	and Director/Trustee	December 12, 2006
Robert S. Dow
President and
/s/ Daria L. Foster	Director/Trustee	December 12, 2006
Daria L. Foster

/s/ E. Thayer Bigelow	Director/Trustee	December 12, 2006
E. Thayer Bigelow

/s/William H.T. Bush	Director/Trustee	December 12, 2006
William H. T. Bush

/s/ Robert B. Calhoun, Jr.	Director/Trustee	December 12, 2006
Robert B. Calhoun, Jr.

/s/ Julie A. Hill	Director/Trustee	December 12, 2006
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee	December 12, 2006
Franklin W. Hobbs

/s/ Thomas J. Neff	Director/Trustee	December 12, 2006
Thomas J. Neff

/s/ James L.L. Tullis	Director/Trustee	December 12, 2006
James L.L. Tullis

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Large-Cap Growth Fund

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.